[TRANSLATION]

PIMCO

Monthly Distribution Type

PIMCO FUNDS - PIMCO TOTAL RETURN FUND

PROSPECTUS

December 2002

US Jurisdiction Open-Ended Contractual Type Foreign Investment Fund (denominated in the US dollar)

Investment Advisor and Administrator:	For purchase or prospectus, contact:
Pacific Investment Management Company LLC	Nikko CORDIAL

  In connection with the public offering of Administrative Class Shares of PIMCO Funds - PIMCO Total Return Fund (the "Fund") by this prospectus, PIMCO Funds submitted the Securities Registration Statement on December 27, 2002 to Director-General of Kanto Local Finance Bureau in accordance with the provisions of Article 5 of the Securities and Exchange Law. The Securities Registration Statement became effective on December 28, 2002.

  The main objects of investment of the Fund are fixed income securities denominated in foreign currencies. The value of an investment may decrease below investment capital because of fluctuations of the value of the Fund's portfolio investments, foreign exchange rates, interest rates and currency value. The value of an investment may also decrease below investment capital because of a change of the net asset value of the Fund resulting from changes of management and financial conditions of the issuers of the Fund's portfolio securities, and consequent changes of external evaluations of the issuers. Since the net asset value of shares of the Fund is denominated in a foreign currency, the investment value to be received in Japanese Yen may be affected by the fluctuation of foreign exchange rates. Accordingly, the investment capital shall not be guaranteed with respect to an investment in the Fund. Shares of the Fund can be redeemed only on particular dates in principle.

  The original financial statements in English are not contained in this prospectus but contained in the Securities Registration Statement.

Summary of the Prospectus

PIMCO Funds -

PIMCO Total Return Fund

The information below is a brief summary of the Prospectus provided in order to help investors understand the Fund. For more details, please refer to the Prospectus.

Form of the Fund	Open-ended Investment Fund established in the United States (USD denominated)
Features

The objective of the Fund is to seek maximum total return, consistent with preservation of capital and prudent investment management, Total return consists of income earned on the Fund's investments, plus capital appreciation, if any. Income gains are normally to be distributed to Shareholders on a monthly basis, and net realized capital gains (if any) from the sale of portfolio investments will also be distributed once yearly.

Primary Investments	Fixed income securities such as US Government securities, corporate debt and mortgage-related and other asset-backed securities
Reference Index	Lehman Brothers Aggregate Bond Index
Investment Restriction	It may invest up to 10% of its net assets in high yield securities rated B or higher. It may invest up to 20% of its net assets in securities denominated in currencies other than USD.
Risks	The Net Asset Value of the Fund varies depending on the changes of the values of its portfolio investments, etc. There is no guarantee that the invested amount will be protected.
Life	Potentially Unlimited
Accounting Year	Closed on March 31, each year
Distributions

Any income will be calculated each month and be distributed normally on the third business day of the next month.

Any capital gains arising from the sale of investments will be distributed on an annual basis. The date of payment will change each year. No distribution will be made in case there are no capital gains. The dividend will be paid in USD.

Issue Price	The Net Asset Value per Share calculated on the Fund Business Day when the application for subscription is received.
Repurchase Requests
  The shareholders can request for repurchase of their Shares on a monthly basis.
  The repurchase of Shares may be entrusted to the Handling Securities Company during the period of five business days in Japan prior to the last Fund Business Day in each month.
  The repurchase price is equal to the Net Asset Value per Share on the last Fund Business Day of the month.

[  ] The settlement date in Japan is on the fourth business day in      Japan after the last Fund Business Day of the month.

Purchases	Minimum subscription of Shares is 100 shares and in integral multiples of 10 Shares (both for the initial subscription and for any subsequent subscription).
Sales Charge

[  ]  No fee is charged upon purchasing Shares of the Fund.

  However, a Sales Charge will be payable monthly at a rate equal to 0.15% of the Net Asset Value per Share in equal monthly installments from 3 to 24 times, depending on the number of Shares to which the investor subscribes. (For more details, please refer to the table below.)
  The amount of the Sales Charge may fluctuate each month.
  If repurchase is requested before the full amount of Sales Charge applicable to the shareholder is deducted, the remaining amount of the Sales Charge after subtracting the amount already paid will be deducted from the repurchase amount. (The remaining amount of the Sales Charge will be calculated based on the Net Asset Value determined on the date of the request for repurchase).
  If no dividend is paid in any month or the amount of the dividend is less than the amount of the Sales Charge of the applicable month so that the relevant Sales Charge of the month is not paid, it will be charged in or after the next month.

	Number of Shares Applied per Transaction	Rate of Sales Charge
	Less than 100,000 Shares	0.15% x 24 times=3.60%
	Less than 500,000 Shares	0.15% x 16 times=2.40%
	Less than 1,000,000 Shares	0.15% x 10 times=1.50%
	Less than 5,000,000 Shares	0.15% x 6 times=0.90%
	5,000,000 Shares or more	0.15% x 3 times=0.45%
Discount of Sales Charge when switched from the amount of the funds liquidated	Not applicable
Annual Management Fees, etc.

The annual expense ratio of the Fund was 0.68% of the average total net assets. The annual expenses consist of Advisory fee (0.25% of average annual net assets), 12b-1 (service) fee (0.25% of the average annual net assets) and administrative fees (0.18% of average annual net assets). For more details, please refer to Q6.

Management Policy of the Fund

Long Term Prospects for Economics

The Investment Adviser of the Fund, Pacific Investment Management Company LLC (PIMCO), holds a one-week conference in May every year, where all investment professionals of PIMCO gather to exchange ideas and forecast long term economic trends. The issues their forecast is based on range from the major political issues in the world to the changes in population figures and in social structures. Based on PIMCO's economic outlook, they estimate interest rate and exchange rate and accordingly determine an outline of investment strategies. In addition, they adjust strategy plans, if necessary, when they change their estimated short-term inflation rate and GDP for six months to one year ahead every quarter.

Various Sources of Income

The Fund does not rely on a particular strategy but seeks its objective by allocating risks on various types of instruments that are appropriate for investment. PIMCO does not unnecessarily extend funds' maturity dates, focus on bonds with good yield but without credit, nor bias on certain kinds of bonds. PIMCO's aim is to steadily perform well by devising duration, diversified investment, and yield curve management.

Emphasis on Diversified Investment and Credit Quality

The size of the Fund is one of the biggest in the world. It invests in various types of instruments and seeks to diversify bond types, issuers and names. The Fund mainly invests in bonds of investment grades or higher. Since the inception of the Administrative Class shares of the Fund in September 1994, the average rating of the holdings of its portfolio has been higher than AA, and more than 50% of its holdings has consisted of high quality names rated AAA. The Fund's maximum exposure to high-yield bonds, whose credit ratings are BB or lower, is no greater than 10%.

Guidance (Q&A)

Q.1 How can I Purchase Shares of the Fund?

Any potential shareholders can buy shares of the Fund at any branch of Nikko Cordial.

The minimum investment of Shares is 100 and in integral multiples of 10 Shares for the initial subscription and the same for any subsequent subscription.

The application for purchase is accepted on the business days of Nikko Cordial that are also Fund Business Days.

Q.2 What is a Fund Business Day?

A "Fund Business Day" means a day on which the New York Stock Exchange is open for business. (For more details, please contact Nikko Cordial.)

Q.3 Are there any Sales Charges?

  A Sales Charge will be deducted from dividends to be paid each month.
  There is no Sales Charge upon purchasing the Shares of the Fund.
  The investor shall pay a monthly Sales Charge equal to 0.15% of the net asset value per Share (determine on the last Fund Business Day in each month in respect of which the relevant dividend is calculated) and consumption tax chargeable to the Sales Charge. The Sales Charge is deducted upon payment of the monthly dividend, and will be deducted for a period of at least 3 up to 24 times, depending on the number of Shares to which the investor subscribes, beginning two months after the month in which the application for purchase is made, and thereafter as follows:
Number of Shares Applied per Transaction	Rate of Sales Charge
Less than 100,000 Shares	0.15% x 24 times = 3.60%
Less than 500,000 Shares	0.15% x 16 times = 2.40%
Less than 1,000,000 Shares	0.15% x 10 times = 1.50%
Less than 5,000,000 Shares	0.15% x 6 times = 0.90%
5,000,000 Shares or more	0.15% x 3 times = 0.45%
  If the request for repurchase is made before all the Sales Charges as referred to in the above table are fully paid then the unpaid Sales Charges, which were not previously paid out by setting off against the dividend, will be deducted from the repurchase proceeds. In such case, such unpaid Sales Charge will be calculated based on the Net Asset Value per Share on the date of the relevant request for repurchase (which is the last Fund Business Day in the relevant month).

ex.) If you repurchase at the end of a month in which you have completed 10 monthly installments of sales charges out of 24 such installments, the following amount will be deducted from the repurchase amount according to the formula below.

(The Net Asset Value on the date of the relevant request for repurchase) X 0.15 X (the number of the installments left to be payable<14 in this case>) X 1.05.

  If (i) no dividend is paid in any month or (ii) the amount of any dividend to be paid in any month is less than the amount of the Sales Charge payable with respect to such month, then the relevant Sales Charge with respect to such month shall not be paid in such month, but shall be payable in or after the next month.

Q.4 How Long is the Life of the Fund?

The life of the Fund is potentially unlimited, although the Shares may be repurchased monthly. See Q.7 for details.

Q.5 Is there Any Dividend Payable to Shareholders?

There are two kinds of dividends receivable to the shareholders; one arising from investment income and the other one from capital gains.

  Any investment income will be calculated each month and be distributed on the third business day of the next month in Japan.

  A Sales Charge of the Fund and consumption tax will be deducted from the monthly distributions.

  Any capital gains arising from the sale of investments will be distributed on an annual basis.

Q.6 Do I need to pay for any expenses?

[   ]  Sales Charge and consumption tax chargeable to the Sales Charge will be deducted from dividend receivable       each month. (For more details, please refer to Q-3.)

[   ]  Other than the Sales Charge, the annual fees, as below will be charged (based on the fiscal year ended March 31, 2002) .

1.   Advisory fees (to the Investment Advisor) 0.25%

2.   12b-1 (service) fees 0.25%

3.   Other expenses* 0.18%

Total Fund operating expenses 0.68%

*Other expenses as above consist of an administrative fee of 0.18%.

Q.7 Please tell me about repurchase of shares in Japan.

  The shareholders can request for repurchase of their shares on a monthly basis.
  Shareholders may entrust the repurchase (as of the last Fund Business Day in each month) with Nikko Cordial during the period of five business days on and prior to the last Fund Business Day in each month.
  The Fund may suspend shareholders' right of repurchase, or postpone payment when trading on the Exchange is restricted or during any emergency which makes it impracticable for the Fund to dispose of its securities.
  The repurchase order can be received for 1 share and in integral multiples of 1 share.
  The settlement is usually made on the fourth business day after the last Fund Business Day of each month.
  The repurchase price is equal to the Net Asset Value per Share on the last Fund Business Day of each month.
  The repurchase proceeds will be calculated by multiplying the Net Asset Value determined on the last Fund Business Day by the number of shares.
  If all or any part of the Sales Charge is not yet paid when the request for repurchase is made, then the unpaid Sales Charge shall be deducted from the repurchase price. (For more details, please refer to Q-3)

Q.8 What risks may affect NAV or yield of the Fund?

The Fund will mainly invest in USD denominated instruments. In general, the prices of bonds may go up or down due to fluctuations of interest rates and changes in international politics and economic affairs. They may decline significantly in value when the issuers go bankrupt or demand for the issuer's goods or services is reduced. Therefore, there is no guarantee that the principal of the Fund will be maintained.

In addition to the fluctuation of the Fund's net asset value per share, Japanese investors are subject to fluctuation of foreign exchange rates when purchasing Shares in Yen and when converting repurchase proceeds to Yen.

Repurchase requests are effective on a specific day of each month in principle.

Other risks not mentioned here are described in the Prospectus in detail.

Q.9 Do you send us any report to let us know how you manage the Fund on a regular basis?

In accordance with the Japanese Law in relation to investment trusts, the Nikko Cordial branch with which you have your account will send investment reports containing information such as performance and assets of the Fund and schedules of the securities held in the portfolio to your registered address. (You can also obtain investment reports at any branch of Nikko Cordial.)

If you would like to know the Net Asset Value of the Fund, please contact Nikko Cordial.

Q.10 Foreign Exchange Rate

1. The rate applicable upon subscription in Japan

The subscription amount of Shares shall be calculated based on the exchange rate quoted by Nikko Cordial on the Trade Day of the subscription (normally the day after the subscription request is accepted).

  The rate applicable upon repurchase in Japan

The repurchased amount of Shares shall be calculated based on the exchange rate quoted by Nikko Cordial on the Trade Day of the repurchase (normally the day after the last Fund Business Day each month).

Q.11 Please Tell Me about Tax Treatment of Shareholders

*As of December 2002

(1) Taxation on the distributions made by the Fund

1. The distributions to be made by the Fund to individual shareholders will be subject to separate taxation from other income (i.e. withholding of income tax at the rate of 15% and withholding of local taxes at the rate of 5%).

2. The distributions to be made by the Fund to corporate shareholders will be subject to withholding of income tax at the rate of 15% and to withholding of local taxes at the rate of 5%. In certain cases, the Handling Securities Companies (such as Nikko Cordial) will prepare a report concerning distributions and file such report with the Japanese tax authorities.

3. Corporate shareholders should declare the distribution upon taxation.

4. Distributions from income gains and short-term capital gains will be, in principle, subject to withholding of U.S. federal income tax at the rate of 15%. The distributions to be made to Japanese shareholders will be subject to separate withholdings of income tax at the rate of 15% and local taxes at the rate of 5%. Only the difference between the amount withheld in Japan and the amount withheld in the U.S. will be collected in Japan.

(2) Taxation on gain and loss

1. Individual shareholders are not subject to taxation.

2. For corporate shareholders, any gain or loss by the sale of securities is liable to taxation.

(TRANSLATION)

SECURITIES REGISTRATION STATEMENT

PIMCO TOTAL RETURN FUND
(PIMCO FUNDS)

(2319)

(TRANSLATION)

SECURITIES REGISTRATION STATEMENT

To: Director-General of Kanto Local Finance Bureau

                                                                                                        Filed as of December 27, 2002

                               Name of Trust: PIMCO FUNDS

Name of Trustees:
            Brent R. Harris
            Chairman of Board of Trustees and Trustee

Address of Head Office:
            840 Newport Center Drive, Suite 300
            Newport Beach, California 92660, U.S.A.

Name of Attorney-in-fact:
            Nagashima Ohno & Tsunematsu
            Shinichi Araki, Attorney-at-law

                                                    Signature             (Signature)              (Seal)

Address of Attorney-in-fact:
             Nagashima Ohno & Tsunematsu
             Kioicho Building,
             3-12, Kioicho, Chiyoda-ku, Tokyo

                                        Name of Person to Contact with:
                                                     Masato Suzuki, Attorney-at-law

                                        Place to Contact with:
                                                     Same as the Address of the Attorney-in-fact

                                        Telephone Number: 03-3288-7000

Offering for Subscription Covered by
this Securities Registration Statement

Name of the Fund Concerning the Foreign Investment Trust Beneficial Securities to be Offered for Subscription:

PIMCO FUNDS - PIMCO Total Return Fund

Amount of the Foreign Investment Trust Beneficial Securities to be Offered for Subscription:

Up to 300 million Administrative Class Shares.

Up to the total amount aggregating the amounts calculated by multiplying the respective net asset value per Administrative Class Share by the respective number of Administrative Class Shares in respect of 300 million Administrative Class Shares (The maximum amount expected to be sold is U.S.$3,252 million (Yen 400.6 billion

Note 1: U.S.$ amount is translated into Japanese Yen at the rate of U.S.$l.00=Yen 123.20, the mean of the exchange rate quotations by The Bank of Tokyo-Mitsubishi, Ltd. for buying and selling spot dollars by telegraphic transfer against yen on October 31, 2002.

Note 2: The maximum amount expected to be sold is an amount calculated by multiplying the net asset value per Administrative Class Share as of October 31, 2002  (U.S.$10.84) by 300 million Administrative Class Shares for convenience.

The Place(s) at Which Copies of
this Securities Registration Statement
Are Made Available for Public Inspection
_________________________________________________________________

Not Applicable

(Total number of pages of this Securities Registration Statement in Japanese is 165 including front and back pages.)

_____________________________________________________________________________

TABLE OF CONTENTS

Page

PART I INFORMATION CONCERNING SECURITIES

PART II INFORMATION CONCERNING THE FUND

I. DESCRIPTION OF THE FUND

II. FINANCIAL CONDITIONS OF THE FUND

III. MISCELLANEOUS

IV. SUMMARY OF INFORMATION CONCERNING FOREIGN INVESTMENT FUND BENEFICIAL SECURITIES

PART III. SPECIAL INFORMATION

I. OUTLINE OF THE TRUST AND ADMINISTRATOR

II. OUTLINE OF THE OTHER RELATED COMPANIES

III. OUTLINE OF THE INVESTMENT TRUST SYSTEM

IV. FORM OF FOREIGN INVESTMENT FUND BENEFICIAL SECURITIES

PART I. INFORMATION CONCERNING SECURITIES

1. NAME OF FUND

PIMCO FUNDS (hereinafter referred to as the "Trust")

The Trust is an umbrella fund consisting of sub-funds, the sub-fund shares of which will be offered in Japan is the following:

PIMCO Total Return Fund
(hereinafter referred to as the "Fund").

2. NATURE OF FOREIGN INVESTMENT FUND BENEFICIAL SECURITIES CERTIFICATES:

Registered shares with par value of $0.0001 each.
The Fund is open type.

The Trust consists of the following 54 sub-funds, and its shares are divided into at most 10 classes: Institutional Class, Administrative Class, Advisor Class, Class A, Class B, Class C, Class D, Class J, Class K and Class R.

1. All Asset Fund
2. California Intermediate Municipal Bond Fund
3. California Municipal Bond Fund
4. Commercial Mortgage Securities Fund
5. Commodity RealReturn Strategy Fund
6. Convertible Fund
7. Emerging Markets Bond Fund
8. European Convertible Fund
9. Foreign Bond Fund
10. Global Bond Fund
11. Global Bond Fund II
12. GNMA Fund
13. High Yield Fund
14. Investment Grade Corporate Bond Fund
15. Liquid Assets Fund
16. Long Duration Fund
17. Long-Term U.S. Government Fund
18. Low Duration Fund
19. Low Duration Fund II
20. Low Duration Fund III
21. Moderate Duration Fund
22. Money Market Fund
23. Municipal Bond Fund
24. New York Municipal Bond Fund
25. Real Return Asset Fund
26. Real Return Fund
27. Real Return Fund II
28. Short Duration Municipal Income Fund
29. Short-Term Fund
30. StocksPLUS Fund
31. StocksPLUS Short Strategy Fund
32. StocksPLUS Total Return Fund
33. Strategic Balanced Fund
34. Total Return Fund
35. Total Return Fund II
36. Total Return Fund III
37. Total Return Mortgage Fund
38. Asset-Backed Securities Portfolio
39. Asset-Backed Securities Portfolio II
40. Emerging Markets Portfolio
41. High Yield Portfolio
42. International Portfolio
43. Investment Grade Corporate Portfolio
44. Loan Obligation Portfolio
45. Mortgage Portfolio
46. Mortgage Portfolio II
47. Municipal Sector Portfolio
48. Opportunity Portfolio
49. Real Return Portfolio
50. Short-Term Emerging Markets Portfolio
51. Short-Term Portfolio
52. Short-Term Portfolio II
53. U.S. Government Sector Portfolio
54. U.S. Government Sector Portfolio II

In Japan, Administrative Class Shares (hereinafter referred to as the "Shares") of the following sub-fund are for public offering. No rating has been acquired.

PIMCO Total Return Fund

3. NUMBER OF SHARES TO BE OFFERED FOR SALE (IN JAPAN)

Up to 300 million Shares

4. TOTAL AMOUNT OF OFFERING PRICE:

Up to the total amount aggregating the amounts calculated by multiplying the respective net asset value per Share by the respective number of Shares in respect of 300 million Shares. (The maximum amount expected to be sold is U.S.$3,252 million (Yen 400.6 billion).)

Note 1: The maximum amount expected to be sold is the amount calculated, for convenience, by multiplying the net asset value per Share as of October 31, 2002 ($10.84) by the number of Shares to be offered (300 million). "U.S. $ " may be referred to hereafter as "$".

Note 2: Dollar amount is translated for convenience at the rate of $1.00=Yen 123.20 (the mean of the exchange rate quotations by The Bank of Tokyo-Mitsubishi, Ltd. for buying and selling spot dollars by telegraphic transfer against yen on October 31, 2002). The same applies hereinafter.

Note 3: In this Document, money amounts and percentages have been rounded. Therefore, there are cases in which the amount of the "total column" is not equal to the aggregate amount. Also, translation into yen is made simply by multiplying the corresponding amount by the conversion rate specified and rounded up or down when necessary. As a result, in this Document, there are cases in which Japanese yen figures for the same information differ from each other.

5. ISSUE PRICE:

The Net Asset Value per Share (denominated in U.S. dollars) next calculated on a Fund Business Day after each application for purchase is received by the Trust.

Note : A "Fund Business Day" means a day on which the New York Stock Exchange is open for business.

6. SALES CHARGE:

No sales charge is payable at the time of application for purchase; provided that the investor shall pay a monthly sales charge (the "Sales Charge") equal to 0.15% of the net asset value per Share (determined on the last Fund Business Day in each month in respect of which the relevant dividend is calculated). The Sales Charge is deducted upon payment of the monthly dividend, and will be deducted for a period of at least 3 and up to 24 times, depending on the number of Shares to which the investor subscribes, beginning two months after the month in which the application for purchase is made, and thereafter as follows:

Number of Shares Applied per Transaction	Rate of Sales Charge
Less than 100,000 Shares	0.15% x 24 times=3.60%
Less than 500,000 Shares	0.15% x 16 times=2.40%
Less than 1,000,000 Shares	0.15% x 10 times=1.50%
Less than 5,000,000 Shares	0.15% x 6 times=0.90%
5,000,000 Shares or more	0.15% x 3 times=0.45%

* If the request for repurchase is made before all the Sales Charge as referred to in the above table are fully paid, then the unpaid Sales Charges, which were not previously paid out by setting off with the dividend, will be deducted from the repurchase price, In such case, such unpaid Sales Charge will be calculated based on the net asset value per Share on the date of the relevant request for repurchase (which is the last Fund Business Day in the relevant month).

** If (i) no dividend is paid in any month or (ii) the amount of any dividend to be paid in any month is less than the amount of the Sales Charge payable with respect to such month, then the relevant Sales Charge with respect to such month shall not be paid in such month, but shall be payable in or after the next month.

7. MINIMUM AMOUNT OR NUMBER OF SHARES FOR SUBSCRIPTION:

The minimum amount for purchase of Shares is 100 Shares and in integral multiples of 10 Shares.

8. PERIOD OF SUBSCRIPTION:

From: December 28, 2002 (Saturday)

To: December 27, 2003 (Saturday)

Provided that the subscription is handled only on a Fund Business Day and a business day in Japan.

9. PLACE OF SUBSCRIPTION:

Nikko Cordial Securities Inc. (hereinafter referred to as " Nikko Cordial") at 3-1, Marunouchi 3-chome, Chiyoda-ku, Tokyo

Note: The subscription is handled at the head office and the branch offices in Japan of the above-mentioned securities company.

10. DATE OF PAYMENT:

Investors shall pay the subscription amount in yen to Nikko Cordial on the third business day in Japan from the day (which is a business day in Japan) when Nikko Cordial receives confirmation from the Trust of the execution of the order (the "Trade Day") (see "Part II. Information Concerning the Fund, I. Description of the Fund, 6. Management and Administration, (1) (ii) Procedure of Sales" below.). Nikko Cordial shall pay such subscription amount in U.S. dollars to the Trust, or its designee, on the date in the U.S corresponding to the date in Japan Nikko Cordial receives the subscription amount from investors ("Payment Date") or such other time as may be required by laws of U.S.

11. PLACE OF PAYMENT:

Nikko Cordial Securities Inc. at 3-1, Marunouchi 3-chome, Chiyoda-ku, Tokyo

Note: The payment is handled at the head office and the branch offices in Japan of the above-mentioned securities company.

12. MISCELLANEOUS:

(A) Outline of Underwriting, etc.:

(i) Nikko Cordial undertakes to make a public offering of up to 300 million Shares in accordance with an agreement dated May 5, 2000 entered into with the Distributor in connection with the sale of the Shares in Japan.

(ii) During the subscription period, Nikko Cordial will forward the purchase orders and repurchase requests of the Shares received directly or indirectly through other handling securities companies (the "Handling Securities Companies") to the Distributor.

(iii) The Fund has appointed Nikko Cordial as the Agent JSDA Member in Japan.

Note: "The Agent JSDA Member" shall mean a financial institution which, under a contract made with a foreign issuer of investment securities, makes public the information concerning the net asset value per Share and submits or forwards the financial reports or other documents to the Japan Securities Dealers Association ("JSDA") and other handling securities companies rendering such other services.

(B) Method of Subscription:

Investors who subscribe for Shares shall enter into an agreement with a Handling Securities Company concerning transactions of foreign securities. A Handling Securities Company shall provide to the investors a Contract Concerning a Foreign Securities Transactions Account ("Contract") and the investors submit to the Handling Securities Company an application for requesting the opening of a transactions account under the Contract. The subscription amount shall be paid in yen and the yen exchange rate shall be the exchange rate which shall be based on the foreign exchange rate quoted in the Tokyo Foreign Exchange Market on the Trade Day of each subscription and which shall be determined by such Handling Securities Company. Provided, however, that such subscription amount may be paid in dollars to the extent acceptable to the Handling Securities Company, such as by means of wire transfer through banks.

The subscription amount shall be paid in dollars to the Trust, or its designee, by Nikko Cordial on the Payment Date or such other time as may be required by laws of U.S.

Shares shall not be offered, sold, resold or delivered in Japan to a United States person through the Handling Securities Company except for the Shares currently held by a United States person.

(C) Custody of Shares

In the interest of economy and convenience, certificates for shares will not be issued to investors in the U.S. To shareholders in Japan, the Trust shall issue a global certificate representing Shares of such Shareholders, and such global certificate shall be held in custody in the name of Nikko Cordial by the Custodian, the Distributor or any designated entity thereof; provided, however, that neither Nikko Cordial nor shareholders in Japan can withdraw the said global certificate or any part of it from the custody, or request the Trust to issue any certificate (in definitive form or otherwise) representing any Share. Shareholders in Japan shall be required to entrust the custody of their Shares with Nikko Cordial.

The matters concerning the receipt are in accordance with the Contract.

Upon purchase of Shares, investors shall be required to enter into an agreement with the Distributor concerning transactions of foreign securities in accordance with the Contract Concerning a Foreign Securities Transactions Account. In addition, their Shares should be taken for custody by the Distributor.

For the custody of Shares, investors shall be charged an account management fee (\3,000 per year; \7,200 per three-year lump sum payment) in accordance with the Contract Concerning a Foreign Securities Transactions Account (consumption tax shall be charged separately on such account management fee).

(D) Expenses summary:

Expenses are one of several factors to consider when investing. The following table summarizes an investor's maximum transaction costs from investing in Shares of the Fund and expenses incurred in respect of Shares in the most recent fiscal year.

Shareholder transaction expenses

Sales load imposed on purchases (Notes)
Repurchase fee None

Annual Fund operating expenses
(as a percentage of average net assets)

Advisory fees 0.25%
12b-1 (service) fees 0.25%
Other expenses * 0.18%
Total Fund operating expenses 0.68%

* Other expenses reflect an Administrative fee of 0.18%.

The table is provided to help you understand the expenses of investing in Shares of the Fund and of your share of the operating expenses. The expenses shown in the table do not reflect the application of credits that reduce certain Fund expenses.

(Note) See 6. "Sales Charge" above.

(E) Offering outside Japan:

In parallel with this offering, the Shares will be sold outside Japan.

PART II.	INFORMATION CONCERNING THE FUND
I.	DESCRIPTION OF THE FUND
1.	NATURE OF THE FUND
(1)	Objects and Basic Nature of the Fund:

The Fund, a diversified mutual fund, seeks to maximize total return, consistent with preservation of capital and prudent investment management. The Fund is not intended to be a complete investment program, and there is no assurance it will achieve its objective.

(2)	History of the Fund:
February 19, 1987:	Organization in the name of Pacific Investment Management Institutional Trust as a Massachusetts business trust issuing a single class of shares, (subsequently designated the "Institutional Class").
Adoption of Declaration of Trust
February 25, 1992:	Change of the name of the Trust to PIMCO Funds.
Amendment of Declaration of Trust
Amended and Restated Establishment and Designation of Total Return Portfolio as Total Return Fund
May 31, 1994:

Amended and Restated Establishment and Designation of Total Return Fund so as to establish and designate Class A (redesignated "Institutional Class") and Class B (redesignated "Administrative Class") shares.

August 27, 1996:	Amended and Restated Establishment and Designation of Total Return Fund so as to establish and designate three new classes of Shares, designated Class A, Class B and Class C shares.
February 24,1998:	Amended and Restated Establishment and Designation of Total Return Fund so as to establish and designate an additional class of shares, Class D shares.
July 22, 1998:	Commencement of public offering of the Administrative Class Shares of Total Return Fund in Japan.
May 26, 1999:	Amended and Restated Establishment and Designation of Total Return Fund so as to establish and designate Class J shares and Class K shares.
March 16, 2000:	Approval by Shareholders of Amended and Restated Declaration of Trust.
March 31, 2000:	Amended and Restated Declaration of Trust filed with the Secretary of State of the Commonwealth of Massachusetts.
May 31, 2000:	Amended and Restated Declaration of Trust filed with the Secretary of State of the Commonwealth of Massachusetts for a name change to a Series of the Trust.
August 22, 2000:	Amended and Restated Establishment and Designation of a new Series of the Trust.
May 22, 2001:	Amended and Restated Establishment and Designation of a new Series of the Trust.
August 21, 2001:	Amended and Restated Establishment and Designation of a new Series of the Trust.
February 26, 2002:	Amended and Restated Establishment and Designation of a new Series of the Trust.
May 28, 2002:	Amended and Restated Establishment and Designation of a new Series of the Trust.
June 28, 2002:	Amended and Restated Establishment and Designation of a new Series of the Trust.
November 19, 2002	Amended and Restated Establishment and Designation of Total Return Fund so as to establish and designate Advisor Class and Class R shares.
(3)	Structure of the Fund:
(a)	Chart for the Structure the Fund

Trust

PIMCO Funds - PIMCO
Total Return Fund ("Fund")

Trustees
(Amended and Restated
Declaration of Trust)

Agent Securities Company Agreement

Distribution Contract

Distributor

PIMCO Advisors Distributors LLC
(Distribution of Shares)

Japanese Dealer
Sales Contract

Distribution in Japan
Agent JSDA Member

Nikko Cordial Securities Inc.
(Agent JSDA Member and Distributor
of Shares in Japan)

Transfer Agent Agreement

Administration Agreement and Investment
Advisory Agreement

Custody and Investment Accounting Agreement

Transfer Agent

National Financial Data Services
(Transfer Agent and distribution of dividends)

Custodian

State Street Bank and Trust Company
(Custody of Fund's assets)

Administrator
Investment Advisor

Pacific Investment Management Company LLC
(Administrator and Investment Advisor of Fund and its assets)

(b)	Related Companies of the Fund

Names and related business of the affiliated companies of the Fund are as follows:

(1)	Pacific Investment Management Company LLC (the "Administrator", the "Investment Advisor" the "Advisor" or "PIMCO") renders investment advisory and administrative services to the Fund.
(2)	State Street Bank and Trust Company (the "Custodian") acts as custodian.
(3)	PIMCO Advisors Distributors LLC (the "Distributor") engages in providing distribution and marketing services to the Fund.

Note: PIMCO Funds Distributors LLC changed its name to PIMCO Advisors
Distributors LLC effective October 31, 2002.

(4)

Nikko Cordial Securities Inc. ("Nikko Cordial", "Distributor in Japan" or "Agent JSDA Member") engages in forwarding the purchase or repurchase orders for the Shares in Japan and also acts as the agent JSDA member.

(5)	National Financial Data Services (the "Transfer Agent") acts as transfer agent and dividend disbursing agent.
(c)	Outline of the Administrator and Investment Advisor

(i)	Law of Place of Organization

Pacific Investment Management Company LLC was formed in 1971 under the laws of the state of California ("PIMCO California"). In September 1994, all of the assets of PIMCO California were contributed to Pacific Investment Management Company, a Delaware general partnership. In May 2000, the Investment Advisor was reorganized as a Delaware limited liability company.

Its investment advisory business primarily is regulated under the Investment Advisors Act of 1940, as amended ("Advisors Act"). Under the Advisors Act, an investment advisor includes, with certain exceptions, any person who, for compensation, engages in the business of advising others, either directly or through publications or writings, as to the value of securities or as to the advisability of investing in, purchasing or selling securities, or who, for compensation and as part of a regular business, issues analyses or reports concerning securities. Investment advisors under the Advisors Act may not conduct their business unless they are registered with the SEC or exempt from registration.

(ii)    Outline of the Supervisory Authority

The Investment Advisor is registered as an investment advisor under the Advisors Act.

(iii)   Purpose

The principal purpose and business of the Investment Advisor is to own and conduct investment management business activities, directly or indirectly through subsidiary entities, as the same may be developed and/or changed, and to engage in and enter into any and all activities, contracts, joint ventures and agreements related or incident to the operation and development of such investment management business activities. The Investment Advisor is also authorized to engage in any other lawful activity for which limited liability companies may be organized under Delaware law, subject to the receipt of necessary approvals and consents.

(iv)  History

The Investment Advisor is an investment counseling firm founded in 1971, and had approximately $301.7 billion in assets under management as of September 30, 2002. PIMCO is 91% owned by Allianz Dresdner Asset Management of America L.P. ("Allianz Dresdner Asset Management of America") and 9% owned by PIMCO Partners, LLC, a California limited liability company. PIMCO Partners, LLC is owned by the current managing directors of PIMCO. Allianz Dresdner Asset Management of America was organized as a limited partnership under Delaware law in 1987. Allianz Dresdner Asset Management of America's sole general partner is Allianz-PacLife Partners LLC. Allianz-PacLife Partners LLC is a Delaware limited liability company with two members, Allianz Dresdner Asset Management of America U.S. Holding LLC, a Delaware limited liability company and Pacific Asset Management LLC, a Delaware limited liability company. Allianz Dresdner Asset Management of America U.S. Holding LLC is a wholly-owned subsidiary of Allianz Dresdner Asset Management of America LLC, a Delaware limited liability company, which is a wholly-owned subsidiary of Allianz of America, Inc., which is wholly-owned by Allianz Aktiengesellschaft ("Allianz AG"). Pacific Asset Management LLC is a wholly-owned subsidiary of Pacific Life Insurance Company, which is a wholly-owned subsidiary of Pacific Mutual Holding Company.

Significant institutional shareholders of Allianz AG currently include Münchener Rückversicherungs-Gessellschaft AG ("Munich Re") and Bayerische Hypo-und Vereinsbank AG ("HypoVereinsbank"). These entities as well as certain broker-dealers that might be controlled by or affiliated with Allianz AG or these entities (collectively, the "Affiliated Brokers"), may be considered to be affiliated persons of PIMCO. Absent an SEC exemption or other relief, the Funds generally are precluded from effecting principal transactions with the Affiliated Brokers, and its ability to purchase securities being underwritten by an Affiliated Broker or to utilize the Affiliated Brokers for agency transactions is subject to restrictions. PIMCO does not believe that the restrictions on transactions with the Affiliated Brokers described above materially adversely affect its ability to provide services to the Funds, the Funds' ability to take advantage of market opportunities, or the Funds' overall performance.

(v)   Amount of Capital (as of the end of September 2002)

$99,815,928

(vi)   Information Concerning Major Shareholders

The membership interest of the Administrator and the Investment Advisor are held 91% by Allianz Dresdner Asset Management of America L.P. and 9% by PIMCO Partners, LLC which is owned by the managing directors of Pacific Investment Management Company LLC as of September 30, 2002.

          (c)      Outline of the Trust

(i)    Law of Place of Organization

PIMCO Total Return Fund is a diversified series of PIMCO Funds, a Massachusetts business trust organized in Massachusetts, U.S.A. on February 19, 1987.

Chapter 182 of the Massachusetts General Laws prescribes the fundamental matters in regard to the operations of certain business trusts constituting voluntary associations under that chapter.

The Trust is an open-end, management investment company under the Investment Company Act of 1940.

(ii)   Outline of the Supervisory Authority

Refer to I - l (5) Outline of the Competent Authorities.

(iii)   Purpose

The purpose of the Trust is to provide investors a trust for the investment and reinvestment of funds contributed thereto.

(iv)    History

Refer to I-1 (2) History of the Fund.

(v)    Amount of Capital

Not applicable.

(vi)    Information Concerning Major Shareholders

Not applicable.

(4)    Outline of Laws Regulating the Fund in the Jurisdiction Where Established:

(a) Name of the Fund:

PIMCO FUNDS (the "Trust")

The Trust is an umbrella fund consisting of sub-funds, the sub-fund shares of which will be offered in Japan is PIMCO Total Return Fund (the "Fund").

               (b)    Form of the Fund

The Fund is a diversified series of the Trust, a Massachusetts business trust organized on February 19, 1987. The Trust was created under, and is subject to, the General Laws of the Commonwealth of Massachusetts. A Massachusetts business trust is an association organized by the execution and delivery of a declaration of trust, which establishes the rights and obligations of the trustees of the trust and the holders of its shares of beneficial interest. Unlike a corporation, which is a form of organization created through compliance with applicable state statutes, a Massachusetts business trust is created by agreement (i.e., the declaration of trust). While the General Laws of Massachusetts require that a Massachusetts business trust file its declaration of trust with the Commonwealth of Massachusetts, such filing is not a condition precedent to the existence of the trust. As such, the Fund is a contract type of investment fund. A copy of the Trust's Amended and Restated Declaration of Trust is on file with the Secretary of State of the Commonwealth of Massachusetts.

The Trust is an open-end management investment fund with an unlimited number of authorized shares of beneficial interest which may be divided without shareholder approval into two or more series or classes of shares having such preferences and special or relative rights and privileges as the Trustees of the Trust determine. The Trust's shares currently are divided into multiple series, one of which is this PIMCO Total Return Fund, and the Fund's shares are divided into eight classes. The Fund's Administrative Class shares are currently offered in Japan. On May 26, 1999, the Trust registered with the United States Securities and Exchange Commission (the "SEC") Class J shares and Class K shares for 15 of the Trust's series to be offered and sold solely in Japan. As of the date of this document, no Class J shares or Class K shares have been offered in Japan. The Fund also offers in the United States of America other classes of shares with different sales charges and expenses. Because of these different sales charges and expenses the investment performance of the classes will vary.

Each share has one vote, with fractional shares voting proportionally. Shares of all classes will vote together as a single class except when otherwise required by law or as determined by the Trustees. Shares are freely transferable, are entitled to dividends as declared by the Trustees, and, if the Fund were liquidated, would receive the net residual assets of the Fund. The Fund may suspend the sale of shares at any time and may refuse any order to purchase shares. Although the Fund is not required to hold annual meetings of its shareholders, shareholders holding at least 10% of the outstanding shares of the Trust have the right to call a meeting to consider the removal of a Trustee.

(c)    Governing Law

The Trust is registered with the SEC as an investment company and is therefore subject to regulation under the United States Investment Company Act of 1940, as amended (the "1940 Act"). The sale of the Fund's shares is subject to, among other things, the United States Securities Act of 1933, as amended (the "1933 Act"). The Fund also intends to qualify each year and elect to be taxed as a regulated investment company under the United States Internal Revenue Code of 1986, as amended.

(c)    Outline of the Governing Law

The following is a brief outline of certain of the principal statutes regulating the operations of the Fund in the U.S.:

a. Massachusetts General Laws, Chapter 182 - Voluntary Associations and Certain Trusts, which provides, inter alia, as follows:

A copy of the Amended and Restated Declaration of Trust must be filed with the Secretary of State of the Commonwealth of Massachusetts. Any amendment of the Amended and Restated Declaration of Trust must be filed with the Secretary within thirty days after the adoption of such amendment.

The Trust must annually file with the Secretary of State on or before June 1 a report providing the name of the Trust, its address, number of shares outstanding and the names and address of its trustees.

Penalties may be assessed against the Trust for failure to comply with certain of the provisions of Chapter 182.

b.   Investment Company Act of 1940

The 1940 Act generally requires investment companies to register as such with the SEC, and to comply with a number of substantive regulations of their operations. The 1940 Act requires, among other things, that an investment company provide periodic reports to its shareholders, generally limits an investment company's ability to engage in transactions with its affiliates, and requires that the company's contract with its investment manager be approved by shareholders and the independent members of the investment company's governing board. The 1940 Act also imposes limits on the capital structure of an open-end investment company by effectively limiting the securities that such an investment company may issue to common shares and by restricting the investment company's ability to incur debt.

c.  Securities Act of 1933

The 1933 Act regulates sales of securities unless the securities are exempt or excluded from regulation under that Act. The 1933 Act, among other things, imposes various registration requirements upon issuers of securities and provides for various liabilities for failures to comply with its provisions or in respect of other specified matters.

d.   Securities Exchange Act of 1934

The Securities Exchange Act of 1934, as amended (the "1934 Act"), regulates a variety of matters involving, among other things, the secondary trading of securities, periodic reporting by the issuers of securities, and certain of the activities of transfer agents, brokers, and dealers.

e.    The Internal Revenue Code

The Fund intends to qualify as a "regulated investment company" for U.S. federal income tax purposes, which will subject the Fund to restrictions applicable to the sources from which it derives its gross income, the diversification of its assets and the distribution of its investment company taxable income and tax exempt interest, and to meet all other requirements necessary for it to be relieved of U.S. federal taxes on income and gains it distributes to shareholders. Shareholders that are not exempt from taxation must pay tax on their distributions even if they reinvest their dividends in the Fund.

f.   Other Laws

The Fund is subject to the provisions of other laws, rules, and regulations applicable to the Fund or its operations, such as, for example, various state laws regarding the registration of the Fund's shares.

(5)    Outline of the Competent Authorities

Among the regulatory authorities having jurisdiction over the Trust or certain of its operations are the SEC, the Internal Revenue Service, and state regulatory agencies or authorities.

a. The SEC has broad authority to oversee the application and enforcement of the federal securities laws, including the 1940 Act, the 1933 Act, and the 1934 Act, among others, to the Trust and the Fund. The 1940 Act provides the SEC with broad authority to inspect the records of investment companies, to exempt investment companies or certain practices from the provisions of the 1940 Act, and otherwise to enforce the provisions of the 1940 Act.

b. The Internal Revenue Service has broad authority to administer and enforce the federal tax laws, including the authority to inspect the records of the Trust and the Fund to monitor compliance with applicable tax laws and regulations.

c. State authorities have the authority to require the registration of investment company securities sold to their residents or within their jurisdictions and to regulate the activities of brokers, dealers, or other persons directly or indirectly engaged in related activities.

2.    INVESTMENT POLICY

      (1)    Investment Policy:

Total Return Fund Description

The investment objective of the Fund is to seek maximum total return, consistent with preservation of capital and prudent investment management. The Fund compares its performance to the Lehman Brothers Aggregate Bond Index.

There can be no assurance that the investment objective of the Fund will be achieved. For temporary, defensive or emergency purposes, the Fund may invest without limit in U.S. debt securities, including short-term money market securities, when in the opinion of the Advisor it is appropriate to do so. It is impossible to predict for how long such alternative strategies will be utilized. The value of all securities and other instruments held by the Fund will vary from time to time in response to a wide variety of market factors. Consequently, the net asset value per share of the Fund will vary.

The investment objective of the Fund is fundamental and may not be changed without shareholder approval by vote of a majority of the outstanding shares of the Fund. If there is a change in the Fund's investment objective, including a change approved by a shareholder vote, shareholders should consider whether the Fund remains an appropriate investment in light of their then current financial position and needs.

Specific portfolio securities eligible for purchase by the Fund, investment techniques that may be used by the Fund, and the risks associated with these securities and techniques are described more fully below under "Summary of Principal Risks" and "Characteristics and Risks of Securities and Investment Techniques".

(2)    Objects of Investment:

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its assets in a diversified portfolio of the following types of securities, which may have a variety of maturities: securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises ("U.S. Government securities"); corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper; mortgage-backed and other asset-backed securities; inflation-indexed bonds issued both by governments and corporations; structured notes, including hybrid or "indexed" securities, event-linked bonds, and loan participations; delayed funding loans and revolving credit facilities; bank certificates of deposit, fixed time deposits and bankers' acceptances; repurchase agreements and reverse repurchase agreements; debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises; obligations of non-U.S. governments or their subdivisions, agencies and government-sponsored enterprises; and obligations of international agencies or supranational entities. Fixed income securities may have fixed, variable, or floating rates of interest, including rates of interest that vary inversely at a multiple of a designated or floating rate, or that vary according to changes in relative values of currencies.

The average portfolio duration of the Fund will normally vary within a three- to six-year time frame based on the Advisor's forecast for interest rates. The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Ratings Services ("S&P") or, if unrated, determined by the Advisor to be of comparable quality. The Fund may invest up to 20% of its total assets in securities denominated in currencies other than the U.S. dollar, and may invest beyond this limit in U.S. dollar-denominated securities of non-U.S. issuers. The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

(3)    Framework for Management of the Fund:

Management Policy of the Fund

The Investment Advisor of the Fund, Pacific Investment Management Company LLC (PIMCO), holds a one-week conference in May every year, where all investment professionals of PIMCO gather to exchange ideas and forecasted long-term economic trends. The issues, on which their forecast is based, may range from the major political issues in the world to the changes in population figures and in social structures. Based on PIMCO's economic outlook, they estimate interest rate and exchange rate and accordingly determine an outline of investment strategies. In addition, they adjust strategy plans, if necessary, when they change their estimated short-term inflation rate and GDP for six months to one year ahead, every quarter.

The Fund does not rely on a particular strategy but seeks stable profit by allocating risks on various types of instruments that are appropriate for investment. They do not unnecessarily extend funds' maturity dates, focus on bonds with good yield but without credit, nor biased on certain kinds of bonds. Their aim is to steadily perform well by devising duration, diversified investment, and yield curve management..

The size of the Fund is one of the biggests in the world. It invests in various types of instruments and seeks to diversify bond types, issuers and names. The Fund mainly invests in high-grade bonds of investment grades or higher. Since the inception of the Fund, September 1994, the average rating of the holdings of portfolio has been higher than AA, and more than 50% of holding has consisted of high quality names of AAA. The Fund's maximum exposure of high yield bonds whose credit ratings are BB or lower is less than 10%.

Duration

In managing fixed income securities, one of the principal tools generally used by the Advisor is "duration," which is a measure of the expected life of a fixed income security on a present value basis, incorporating a bond's yield, coupon interest payments, final maturity and call features. See "Description of Duration." Generally, when interest rates are falling, a portfolio with a shorter duration will not generate as high a level of total return as a portfolio with a longer duration. Conversely, when interest rates are rising, a portfolio with a shorter duration will generally outperform longer duration portfolios. When interest rates are flat, shorter duration portfolios generally will not generate as high a level of total return as longer duration portfolios (assuming that long-term interest rates are higher than short-term rates, which is commonly the case). With respect to the composition of any fixed income portfolio, the longer the duration of the portfolio, the greater the anticipated potential for total return, with, however, greater attendant market risk and price volatility than for a portfolio with a shorter duration. The market value of fixed income securities denominated in currencies other than the U.S. dollar also may be affected by movements in foreign currency exchange rates.

(4)    Distribution Policy:

Shares begin earning dividends on the effective date of purchase, which shall be the payment date on which the subscription amount of the relevant Shares is received by the Trust. Dividends are declared daily from net investment income to shareholders of record at the close of the previous business day, and distributed to shareholders monthly. Any net realized capital gains the Fund earns from the sale of portfolio securities will be distributed no less frequently than annually. Net short-term capital gains may be paid more frequently. Dividend and capital gain distributions of the Fund will be reinvested in additional Shares unless the shareholder elects to have such distributions paid in cash, though shareholders in Japan may only elect to receive them in cash. The dividend may, in certain circumstances, be set off with a Sales Charge, and is closely connected to the terms of the subscription and repurchase; the details thereof are set out in "6. anagement and Administration, (1) (ii) Procedure of Sales, b. Sales in Japan and (iii) Procedure of Repurchase, b. Repurchase in Japan" below.

(5)    Restrictions of Investment:

The Fund's investment objective as set forth under "(1) Investment Policy," and the investment restrictions set forth below are fundamental policies of the Fund and may not be changed with respect to the Fund without shareholder approval by vote of a majority of the outstanding shares of the Fund. Under these restrictions:

(1)    the Fund may not concentrate its investments in a particular industry, as that term is used in    the Investment Company Act of 1940, as amended, and as interpreted, modified, or otherwise permitted by regulatory authority having jurisdiction, from time to time;

(2) the Fund may not, with respect to 75% of the Fund's total assets, purchase the securities of any issuer, except securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, if, as a result (i) more than 5% of the Fund's total assets would be invested in the securities of that issuer, or (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer;

(3) the Fund may not purchase or sell real estate, although it may purchase securities secured by real estate or interests therein, or securities issued by companies which invest in real estate or interests therein;

(4) the Fund may not purchase or sell commodities or commodities contracts or oil, gas or mineral programs. This restriction shall not prohibit the Fund, subject to restrictions described in the prospectus filed in the U.S. and in the statement of additional information relating thereto, from purchasing, selling or entering into futures contracts, options on futures contracts, foreign currency forward contracts, foreign currency options, or any interest rate, securities-related or foreign currency-related hedging instrument, including swap agreements and other derivative instruments, subject to compliance with any applicable provisions of the federal securities or commodities laws;

(5) the Fund may borrow money or issue any senior security, only as permitted under the Investment Company Act of 1940, as amended, and as interpreted, modified, or otherwise permitted by regulatory authority having jurisdiction, from time to time;

(6) the Fund may make loans only as permitted under the Investment Company Act of 1940, as amended, and as interpreted, modified, or otherwise permitted by regulatory authority having jurisdiction, from time to time;

(7) the Fund may not act as an underwriter of securities of other issuers, except to the extent that in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under the federal securities laws; or

(8) Notwithstanding any other fundamental investment policy or limitation, it is a fundamental policy of the Fund that it may pursue its investment objective by investing in one or more underlying investment companies or vehicles that have substantially similar investment objectives, policies and limitations as the Fund.

To the extent the Fund covers its commitment under a reverse repurchase agreement (or economically similar transaction) by the maintenance of segregated assets determined to be liquid in accordance with procedures adopted by the Trustees, equal in value to the amount of the Fund's commitment to repurchase, such an agreement will not be considered a "senior security" by the Fund and therefore will not be subject to the asset coverage requirements of the 1940 Act otherwise applicable to borrowing by the Fund.

The Fund interprets its policies with respect to borrowing and lending to permit such activities as may be lawful for the Fund, to the full extent permitted by the 1940 Act or by exemption from the provisions therefrom pursuant to exemptive order of the SEC. The Fund is included in an application seeking an order from the SEC to permit the Fund and the other sub-funds of the Trust to enter into transactions among themselves with respect to the investment of daily cash balances of the Fund in shares of the PIMCO Money Market Fund and the PIMCO Short-Term Bond Fund (the "Central Funds"), sub-funds of the Trust, as well as the use of daily excess cash balances of the Central Funds in inter-fund lending transactions with the Fund and the other sub-funds for temporary cash management purposes. The interest paid by the Fund in such an arrangement will be less than that otherwise payable for an overnight loan, and will be in excess of the overnight rate the Central Funds could otherwise earn as lenders in such a transaction.

The Fund is also subject to non-fundamental restrictions and policies (which may be changed without shareholder approval) relating to the investment of its assets and activities.

The Fund interprets its policy with respect to the purchase and sale of commodities or commodities contracts under Fundamental Investment Restriction No. 4 above to permit the Fund, subject to its investment objectives and general investment policies, to invest in commodity futures contracts and options thereon, commodity-related swap agreements, and other commodity-related derivative instruments.

Unless otherwise indicated, all limitations applicable to Fund investments (as stated above and in the prospectus filed in the U.S. and in the statement of additional information relating thereto) apply only at the time a transaction is entered into. Any subsequent change in a rating assigned by any rating service to a security (or, if unrated, deemed to be of comparable quality), or change in the percentage of Fund assets invested in certain securities or other instruments, or change in the average duration of the Fund's investment portfolio, resulting from market fluctuations or other changes in the Fund's total assets will not require the Fund to dispose of an investment until the Advisor determines that it is practicable to sell or close out the investment without undue market or tax consequences to the Fund. In the event that ratings services assign different ratings to the same security, the Advisor will determine which rating it believes best reflects the security's quality and risk at that time, which may be the higher of the several assigned ratings.

Investment Restriction Pursuant to Japanese Regulations

In addition, the Fund will, so long as the Shares are being offered for subscription by the Fund in Japan, comply with the following standards of selection under Article 26 of the "Rules Concerning Transactions of Foreign Securities" of the Japan Securities Dealers Association;

1. The Trust will not sell the Shares in Japan except through PIMCO Advisors Distributors LLC.

2. The Trust has appointed, and will maintain the appointment of, a bank or trust company as the place for safe-keeping of its assets in connection with the Fund.

3. The Tokyo District Court shall have the jurisdiction over any and all litigation related to transactions in any class of shares of the Fund acquired by Japanese investors as required by Article 26, Item 4 of the Rules Concerning Transactions of Foreign Securities of the Japan Securities Dealers Association.

4. The Fund may not make short sales of securities or maintain a short position for the account of the Fund unless the total current value of the securities being the subject of the short sales or the short position is equal to or less than the net asset value of the Fund.

5. The Fund may not borrow money in excess of 10% of the value (taken at the lower of cost or current value) of its total assets (not including the amount borrowed) at the time the borrowing is made, except for extraordinary or emergency purposes, such as in the case of a merger, amalgamation or the like.

6. The Fund may not acquire more than 50% of the outstanding voting securities of any issuer, if aggregated with the portion of holding in such securities by any and all other mutual funds managed by Pacific Investment Management Company LLC.

7. The Fund may not invest more than 15% of its total assets in voting securities privately placed, mortgage securities or unlisted voting securities which cannot be readily disposed of. This restriction shall not be applicable to securities determined by Pacific Investment Management Company LLC to be liquid and for which a market price (including a dealer quotation) is generally obtainable or determinable.

8. None of the portfolio securities of the Fund may be purchased from or sold or loaned to any Trustee of the Trust, Pacific Investment Management Company LLC, acting as investment advisor of the Trust, or any affiliate thereof or any of their directors, officers or employees, or any major shareholder thereof (meaning a shareholder who holds to the actual knowledge of Pacific Investment Management Company LLC, on his own account whether in his own or other name (as well as a nominee's name), 10% or more of the total issued outstanding shares of such a company) acting as principal or for their own account unless the transaction is made within the investment restrictions set forth in the Fund's prospectus and statement of additional information and either (i) at a price determined by current publicly available quotations (including a dealer quotation) or (ii) at competitive prices or interest rates prevailing from time to time on internationally recognized securities markets or internationally recognized money markets (including a dealer quotation).

All percentage limitations on investments will apply at the time of the making of an investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment. If any violation of the foregoing investment restrictions occurs, the Trust will, promptly after discovery of the violation, take such action as may be necessary to cause the violation to cease, which shall be the only obligation of the Trust and the only remedy in respect of the violation.

If any of the foregoing standards shall, at any time when the Shares are being offered for subscription by the Trust in Japan or thereafter, no longer be required in accordance with the standards of the Japanese Securities Dealers Association, then such standards shall no longer apply.

(6)   Others:

Morningstar, a leading independent servicer for evaluating mutual funds in the U.S., evaluates certain mutual funds advised by PIMCO, including the Administrative Class Shares of the Fund.

3.   INVESTMENT RISK

Summary of Principal Risks

The value of an investment in the Fund changes with the values of the Fund's investments. Many factors can affect those values. The factors that are most likely to have a material effect on a particular Fund's portfolio as a whole are called "principal risks." The principal risks of the Fund are summarized in this section.

Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

Interest Rate Risk	Derivatives Risk	Currency Risk
Credit Risk	Liquidity Risk	Leveraging Risk
Market Risk	Mortgage Risk	Management Risk
Issuer Risk	Foreign (Non-U.S.) Investment Risk

The Fund may be subject to additional principal risks and risks other than those described below because the types of investments made by the Fund can change over time. "Characteristics and Risks of Securities and Investment Techniques" includes more information about the Fund, its investments and the related risks. There is no guarantee that the Fund will be able to achieve its investment objective.

Interest Rate Risk. As interest rates rise, the value of fixed income securities in the Fund's portfolio are likely to decrease. Securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations.

Credit Risk. The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings. Municipal bonds are subject to the risk that litigation, legislation or other political events, local business or economic conditions, or bankruptcy of the issuer could have a significant effect on an issuer's ability to make payments of principal and/or interest.

Market Risk. The market price of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities generally have greater price volatility than fixed income securities.

Issuer Risk. The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services.

Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. The Fund's investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price. Fund investments in foreign securities, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Derivatives Risk. The Fund may use derivatives, which are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. The various derivative instruments that the Fund may use are described in more detail under "Characteristics and Risks of Securities and Investment Techniques - Derivative Instruments". The Fund may typically use derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk. The Fund may also use derivatives for leverage, in which case its use would involve leveraging risk (referred to below). The Fund's use of derivative instruments involves risks different from, or greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks described elsewhere in this section, such as liquidity risk, interest rate risk, market risk, credit risk and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. The Fund could lose more than the principal amount invested by investing in a derivative instrument. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

Mortgage Risk. When it purchases mortgage-related securities, the Fund is subject to certain additional risks. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, the Fund may exhibit additional volatility if it holds mortgage-related securities. This is known as extension risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund will have to reinvest that money at the lower prevailing interest rates.

Foreign (Non-U.S.) Investment Risk. The securities markets of many countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities are usually not subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of non-U.S. countries differ, in some cases significantly, from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments could adversely affect the Fund's investments in a country other than the U.S. In the event of nationalization, expropriation or other confiscation, the Fund could lose its entire investment in foreign securities. Adverse conditions in a certain region can adversely affect securities of other countries whose economies appear to be unrelated. To the extent that the Fund invests a significant portion of its assets in a concentrated geographic area like Eastern Europe or Asia, the Fund will generally have more exposure to regional economic risks associated with foreign investments.

Currency Risk. Investments directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of hedging positions, that the U.S. Dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the U.S. or abroad. As a result, the Fund's investments in non-U.S. currency-denominated securities may reduce the returns of the Fund.

Leveraging Risk. The Fund may engage in transactions that give rise to a form of leverage. Such transactions may include, among others, reverse repurchase agreements, loans of portfolios securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives may also create leveraging risk. To mitigate leveraging risk, the Advisor will segregate liquid assets or otherwise cover the transactions that may give rise to such risk. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Leverage, including borrowing, will cause the Fund to be more volatile than if the Fund had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of a Fund's portfolio securities.

Management Risk. The Fund is subject to management risk because it is an actively managed investment portfolio. The Advisor and the portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results.

Characteristics and Risks of Securities and Investment Techniques

This section provides additional information about some of the principal investments and related risks of the Fund. It also describes characteristics and risks of additional securities and investment techniques that may be used by the Fund from time to time. Most of these securities and investment techniques are discretionary, which means that the Advisor can decide whether to use them or not. This document does not attempt to disclose all of the various types of securities and investment techniques that may be used by the Fund. As with any mutual fund, investors in the Fund rely on the professional investment judgment and skill of the Advisor and the portfolio manager.

Securities Selection

The Fund seeks maximum total return. The total return sought by the Fund consists of both income earned on the Fund's investments and capital appreciation, if any, arising from increases in the market value of the Fund's holdings. Capital appreciation of fixed income securities generally results from decreases in market interest rates or improving credit fundamentals for a particular market sector or security.

In selecting securities for the Fund, the Advisor develops an outlook for interest rates, foreign currency exchange rates and the economy; analyzes credit and call risks, and uses other security selection techniques. The proportion of the Fund's assets committed to investment in securities with particular characteristics (such as quality, sector, interest rate or maturity) varies based on the Advisor's outlook for the U.S. and other economies, the financial markets and other factors.

The Advisor attempts to identify areas of the bond market that are undervalued relative to the rest of the market. The Advisor identifies these areas by grouping bonds into the following sectors: money markets, governments, corporates, mortgages, asset-backed and international. Sophisticated proprietary software then assists in evaluating sectors and pricing specific securities. Once investment opportunities are identified, the Advisor will shift assets among sectors depending upon changes in relative valuations and credit spreads. There is no guarantee that the Advisor's security selection techniques will produce the desired results.

U.S. Government Securities

U.S. Government securities are obligations of, or guaranteed by, the U.S. Government, its agencies or government-sponsored enterprises. The U.S. Government does not guarantee the net asset value of the Fund's shares. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association ("GNMA"), are supported by the full faith and credit of the United States; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as those of the Federal National Mortgage Association ("FNMA"), are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. U.S. Government securities include securities that have no coupons, or have been stripped of their unmatured interest coupons, individual interest coupons from such securities that trade separately, and evidences of receipt of such securities. Such securities may pay no cash income, and are purchased at a deep discount from their value at maturity. Because interest on zero coupon securities is not distributed on a current basis but is, in effect, compounded, zero coupon securities tend to be subject to greater market risk than interest-paying securities of similar maturities. Custodial receipts issued in connection with so-called trademark zero coupon securities, such as CATs and TIGRs, are not issued by the U.S. Treasury, and are therefore not U.S. Government securities, although the underlying bond represented by such receipt is a debt obligation of the U.S. Treasury. Other zero coupon Treasury securities (STRIPs and CUBEs) are direct obligations of the U.S. Government.

Corporate Debt Securities

Corporate debt securities include corporate bonds, debentures, notes and other similar corporate debt instruments, including convertible securities. Debt securities may be acquired with warrants attached. Corporate income-producing securities may also include forms of preferred or preference stock. The rate of interest on a corporate debt security may be fixed, floating or variable, and may vary inversely with respect to a reference rate. See "Variable and Floating Rate Securities" below. The rate of return or return of principal on some debt obligations may be linked or indexed to the level of exchange rates between the U.S. dollar and a foreign currency or currencies.

Investments in corporate debt securities that are rated below investment grade (rated below Baa (Moody's) or BBB (S&P)) are described as "speculative" both by Moody's and S&P. Such securities are sometimes referred to as "junk bonds," and may be subject to greater market fluctuations, less liquidity and greater risk of loss of income or principal, including a greater possibility of default or bankruptcy of the issuer of such securities, than are more highly rated debt securities. Moody's also describes securities rated Baa as having speculative characteristics. The Advisor seeks to minimize these risks through diversification, in-depth credit analysis and attention to current developments in interest rates and market conditions. See "Description of Securities Ratings." Investments in high yield securities are discussed separately below under "High Yield Securities ("Junk Bonds")."

Convertible and Equity Securities

The Fund may invest in convertible securities, which may offer higher income than the common stocks into which they are convertible. Typically, convertible securities are callable by the company, which may, in effect, force conversion before the holder would otherwise choose.

The convertible securities in which the Fund may invest consist of bonds, notes, debentures and preferred stocks which may be converted or exchanged at a stated or determinable exchange ratio into underlying shares of common stock. The Fund may be required to permit the issuer of a convertible security to redeem the security, convert it into the underlying common stock, or sell it to a third party. Thus, the Fund may not be able to control whether the issuer of a convertible security chooses to convert that security. If the issuer chooses to do so, this action could have an adverse effect on the Fund's ability to achieve its investment objectives.

While the Fund intends to invest primarily in fixed income securities, it may invest in convertible securities or equity securities. While some countries or companies may be regarded as favorable investments, pure fixed income opportunities may be unattractive or limited due to insufficient supply, legal or technical restrictions. In such cases, the Fund may consider equity securities or convertible bonds to gain exposure to such investments.

Equity securities generally have greater price volatility than fixed income securities. The market price of equity securities owned by the Fund may go up or down, sometimes rapidly or unpredictably. Equity securities may decline in value due to factors affecting equity securities markets generally or particular industries represented in those markets. The value of an equity security may also decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services.

Loan Participations and Assignments

The Fund may invest in fixed- and floating-rate loans arranged through private negotiations between an issuer of debt instruments and one or more financial institutions ("lenders"). Generally, the Fund's investments in loans are expected to take the form of loan participations and assignments of portions of loans from third parties.

Large loans to corporations or governments may be shared or syndicated among several lenders, usually banks. The Fund may participate in such syndicates, or can buy part of a loan, becoming a direct lender. Participations and assignments involve special types of risk, including limited marketability and the risks of being a lender. See "Illiquid Securities" for a discussion of the limits on the Fund's investments in loan participations and assignments with limited marketability. If the Fund purchases a participation, it may only be able to enforce its rights through the lender, and may assume the credit risk of the lender in addition to the borrower. In assignments, the Fund's rights against the borrower may be more limited than those held by the original lender.

Delayed Funding Loans and Revolving Credit Facilities

The Fund may also enter into, or acquire participations in, delayed funding loans and revolving credit facilities. Delayed funding loans and revolving credit facilities are borrowing arrangements in which the lender agrees to make loans up to a maximum amount upon demand by the borrower during a specified term. A revolving credit facility differs from a delayed funding loan in that as the borrower repays the loan, an amount equal to the repayment may be borrowed again during the term of the revolving credit facility. These commitments may have the effect of requiring the Fund to increase its investment in a company at a time when it might not otherwise decide to do so (including at a time when the company's financial condition makes it unlikely that such amounts will be repaid).

The Fund may acquire a participation interest in delayed funding loans or revolving credit facilities from a bank or other financial institution. See "Loan Participations and Assignments." The terms of the participation require the Fund to make a pro rata share of all loans extended to the borrower and entitles the Fund to a pro rata share of all payments made by the borrower. Delayed funding loans and revolving credit facilities usually provide for floating or variable rates of interest. To the extent that the Fund is committed to advance additional funds, it will at all times segregate assets, determined to be liquid by the Advisor in accordance with procedures established by the Board of Trustees, in an amount sufficient to meet such commitments.

Variable and Floating Rate Securities

Variable and floating rate securities provide for a periodic adjustment in the interest rate paid on the obligations. The terms of such obligations must provide that interest rates are adjusted periodically based upon an interest rate adjustment index as provided in the respective obligations. The adjustment intervals may be regular, and range from daily up to annually, or may be event based, such as based on a change in the prime rate.

The Fund may invest in floating rate debt instruments ("floaters") and engage in credit spread trades. The interest rate on a floater is a variable rate which is tied to another interest rate, such as a money-market index or Treasury bill rate. The interest rate on a floater resets periodically, typically every six months. While, because of the interest rate reset feature, floaters provide the Fund with a certain degree of protection against rises in interest rates, the Fund will participate in any declines in interest rates as well. A credit spread trade is an investment position relating to a difference in the prices or interest rates of two securities or currencies, where the value of the investment position is determined by movements in the difference between the prices or interest rates, as the case may be, of the respective securities or currencies.

The Fund may also invest in inverse floating rate debt instruments ("inverse floaters"). The interest rate on an inverse floater resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floating rate security may exhibit greater price volatility than a fixed rate obligation of similar credit quality. The Fund has adopted a policy under which the Fund will invest no more than 5% of its net assets in any combination of inverse floater, interest only ("IO"), or principal only ("PO") securities. See "Mortgage-Related and Other Asset-Backed Securities" for a discussion of IOs and POs.

Inflation-Indexed Bonds

Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that secures inflation into the principal value of the bond. Most other issuers pay out the CPI accruals ("CPI" means "consumer price index") as part of a semi-annual coupon.

Inflation-indexed securities issued by the U.S. Treasury have maturities of five, ten or thirty years, although it is possible that securities with other maturities will be issued in the future. The securities will pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount. For example, if an investor purchased an inflation-indexed bond with a par value of $1,000 and a 3% real rate of return coupon (payable 1.5% semi-annually), and inflation over the first six months were 1%, the mid-year par value of the bond would be $1,010 and the first semi-annual interest payment would be $15.15 ($1,010 times 1.5%). If inflation during the second half of the year resulted in the whole years' inflation equaling 3%, the end-of-year par value of the bond would be $1,030 and the second semi-annual interest payment would be $15.45 ($1,030 times 1.5%).

If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The Fund may also invest in other inflation related bonds which may or may not provide a similar guarantee. If such a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.

While these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond's inflation measure.

The periodic adjustment of U.S. inflation-indexed bonds is tied to the Consumer Price Index for Urban Consumers ("CPI-U"), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. There can be no assurance that the CPI-U or any other inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in another country will be correlated to the rate of inflation in the United States.

Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

Mortgage-Related and Other Asset-Backed Securities

The Fund may invest all of its assets in mortgage- or other asset-backed securities. The value of some mortgage- or asset-backed securities in which the Fund invests may be particularly sensitive to changes in prevailing interest rates, and, like the other investments of the Fund, the ability of the Fund to successfully utilize these instruments may depend in part upon the ability of the Advisor to forecast interest rates and other economic factors correctly.

Mortgage-Pass-Through Securities are securities representing interests in "pools" of mortgage loans secured by residential or commercial real property in which payments of both interest and principal on the securities are generally made monthly, in effect "passing through" monthly payments made by the individual borrowers on the mortgage loans which underlie the securities (net of fees paid to the issuer or guarantor of the securities). Early repayment of principal on some mortgage-related securities (arising from prepayments of principal due to sale of the underlying property, refinancing, or foreclosure, net of fees and costs which may be incurred) may expose the Fund to a lower rate of return upon reinvestment of principal. Also, if a security subject to prepayment has been purchased at a premium, the value of the premium would be lost in the event of prepayment. Like other fixed income securities, when interest rates rise, the value of a mortgage-related security generally will decline; however, when interest rates are declining, the value of mortgage-related securities with prepayment features may not increase as much as other fixed income securities. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective maturity of the security beyond what was anticipated at the time of purchase. To the extent that unanticipated rates of prepayment on underlying mortgages increase the effective maturity of a mortgage-related security, the volatility of such security can be expected to increase.

Payment of principal and interest on some mortgage pass-through securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of the U.S. Government (in the case of securities guaranteed by GNMA); or guaranteed by agencies or instrumentalities of the U.S. Government (in the case of securities guaranteed by FNMA or the Federal Home Loan Mortgage Corporation ("FHLMC"), which are supported only by the discretionary authority of the U.S. Government to purchase the agency's obligations). Mortgage-related securities created by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit, which may be issued by governmental entities, private insurers or the mortgage poolers.

Collateralized Mortgage Obligations ("CMOs") are hybrid mortgage-related instruments. Interest and pre-paid principal on a CMO are paid, in most cases, on a monthly basis. CMOs may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or FNMA. CMOs are structured into multiple classes, with each class bearing a different stated maturity. Monthly payments of principal, including prepayments, are first returned to investors holding the shortest maturity class; investors holding the longer maturity classes receive principal only after the first class has been retired. CMOs that are issued or guaranteed by the U.S. Government or by any of its agencies or instrumentalities will be considered U.S. Government securities by the Fund, while other CMOs, even if collateralized by U.S. Government securities, will have the same status as other privately issued securities for purposes of applying the Fund's diversification tests.

Commercial Mortgage-Backed Securities include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. The market for commercial mortgage-backed securities developed more recently and in terms of total outstanding principal amount of issues is relatively small compared to the market for residential single-family mortgage-backed securities. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. Commercial mortgage-backed securities may be less liquid and exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Mortgage-Related Securities include securities other than those described above that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property, such as mortgage dollar rolls (see "Reverse Repurchase Agreements, Dollar Rolls, and Borrowings"), CMO residuals or stripped mortgage-backed securities ("SMBS"), and may be structured in classes with rights to receive varying proportions of principal and interest.

A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only, or "IO" class), while the other class will receive all of the principal (the principal-only, or "PO" class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the Fund's yield to maturity from these securities. The Fund has adopted a policy under which the Fund will invest no more than 5% of its net assets in any combination of IO, PO, or inverse floater securities. The Fund may invest in other asset-backed securities that have been offered to investors.

Repurchase Agreements

For the purpose of achieving income, the Fund may enter into repurchase agreements, which entail the purchase of a portfolio-eligible security from a bank or broker-dealer that agrees to repurchase the security at the Fund's cost plus interest within a specified time (normally one day). If the party agreeing to repurchase should default, as a result of bankruptcy or otherwise, the Fund will seek to sell the securities which it holds, which action could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price. The Fund will invest no more than 15% of its net assets (taken at current market value) in repurchase agreements maturing in more than seven days.

Reverse Repurchase Agreements, Dollar Rolls, and Borrowings

A reverse repurchase agreement involves the sale of a security by the Fund and its agreement to repurchase the instrument at a specified time and price. Under a reverse repurchase agreement, the Fund continues to receive any principal and interest payments on the underlying security during the term of the agreement. The Fund generally will segregate assets determined to be liquid by the Advisor to cover its obligations under reverse repurchase agreements and, to this extent, a reverse repurchase agreement (or economically similar transaction) will not be considered a "senior security" subject to the 300% asset coverage requirements otherwise applicable to borrowings by the Fund.

The Fund may enter into dollar rolls, in which the Fund sells mortgage-backed or other securities for delivery in the current month and simultaneously contracts to purchase substantially similar securities on a specified future date. In the case of dollar rolls involving mortgage-backed securities, the mortgage-backed securities that are purchased will be of the same type and will have the same interest rate as those sold, but will be supported by different pools of mortgages. The Fund forgoes principal and interest paid during the roll period on the securities sold in a dollar roll, but the Fund is compensated by the difference between the current sales price and the lower price for the future purchase as well as by any interest earned on the proceeds of the securities sold. The Fund also could be compensated through the receipt of fee income equivalent to a lower forward price. The Fund will segregate assets determined to be liquid by the Advisor to cover its obligations under dollar rolls.

To the extent that positions in reverse repurchase agreements, dollar rolls or similar transactions are not covered through the maintenance of segregated liquid assets at least equal to the amount of any forward purchase commitment, such transactions would be subject to the Fund's limitations on borrowings, which would restrict the aggregate of such transactions (plus any other borrowings) to 33 1/3% of the Fund's total assets. The Fund may borrow money to the extent permitted under the 1940 Act. This means that, in general, the Fund may borrow money from banks for any purpose on a secured basis in an amount up to 1/3 of the Fund's total assets. The Fund may also borrow money for temporary administrative purposes on an unsecured basis in an amount not to exceed 5% of the Fund's total assets.

Loans of Portfolio Securities

For the purpose of achieving income, the Fund may lend its portfolio securities to brokers, dealers, and other financial institutions, provided:

(i)    the loan is secured continuously by collateral consisting of U.S. Government securities, cash or cash equivalents (negotiable certificates of deposit, bankers' acceptances or letters of credit) maintained on a daily mark-to-market basis in an amount at least equal to the current market value of the securities loaned;

(ii)    the Fund may at any time call the loan and obtain the return of the securities loaned;

(iii)    the Fund will receive any interest or dividends paid on the loaned securities; and

(iv)    the aggregate market value of securities loaned will not at any time exceed 33 1/3% of the total assets of the Fund.

The Fund's performance will continue to reflect changes in the value of the securities loaned and will also reflect the receipt of either interest, through investment of cash collateral by the Fund in permissible investments, or a fee, if the collateral is U.S. Government securities. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral should the borrower fail to return the security loaned or become insolvent. The Fund may pay lending fees to the party arranging the loan.

When-Issued, Delayed Delivery and Forward Commitment Transactions

The Fund may purchase or sell securities on a when-issued, delayed delivery, or forward commitment basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place more than seven days in the future, or after a period longer than the customary settlement period for that type of security. When such purchases are outstanding, the Fund will segregate until the settlement date, assets determined to be liquid by the Advisor in accordance with procedures established by the Board of Trustees, in an amount sufficient to meet the purchase price. Typically, no income accrues on securities the Fund has committed to purchase prior to the time delivery of the securities is made, although the Fund may earn income on securities it has segregated.

When purchasing a security on a when-issued, delayed delivery, or forward commitment basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. Because the Fund is not required to pay for the security until the delivery date, these risks are in addition to the risks associated with the Fund's other investments. If the Fund remains substantially fully invested at a time when when-issued, delayed delivery, or forward commitment purchases are outstanding, the purchases may result in a form of leverage.

When the Fund has sold a security on a when-issued, delayed delivery, or forward commitment basis, the Fund does not participate in future gains or losses with respect to the security. If the other party to a transaction fails to deliver or pay for the securities, the Fund could miss a favorable price or yield opportunity or could suffer a loss. The Fund may dispose of or renegotiate a transaction after it is entered into, and may sell when-issued, delayed delivery or forward commitment securities before they are delivered, which may result in a capital gain or loss. There is no percentage limitation on the extent to which the Fund may purchase or sell securities on a when-issued, delayed delivery, or forward commitment basis.

Short Sales

The Fund may from time to time effect short sales as part of its overall portfolio management strategies, including the use of derivative instruments, or to offset potential declines in value of long positions in similar securities as those sold short. A short sale is a transaction in which the Fund sells a security it does not own at the time of the sale in anticipation that the market price of that security will decline. To the extent that the Fund engages in short sales, it must maintain asset coverage in the form of segregated assets determined to be liquid by the Advisor in accordance with procedures established by the Board of Trustees, or otherwise cover its position in a permissible manner.

Foreign (Non-U.S.) Securities

The Fund may invest directly in fixed income securities issued by foreign companies and governments of foreign countries. The Fund may invest up to 20% of its assets in securities denominated in currencies other than the U.S. dollar, and may invest beyond this limit in U.S. dollar- denominated securities of non-U.S. issuers. The Fund may invest up to 10% of its total assets in securities of issuers based in a country that is defined as an emerging or developing economy by any of the following: the International Bank for Reconstruction and Development (i.e., the World Bank), including its various offshoots, such as the International Finance Corporation, or the United Nations or its authorities.

Investing in the securities of issuers in any non-U.S. country involves special risks and considerations not typically associated with investing in U.S. companies. Shareholders should consider carefully the substantial risks involved in investing in securities issued by companies and governments of foreign nations. These risks include: differences in accounting, auditing and financial reporting standards; generally higher commission rates on non-U.S. portfolio transactions; the possibility of nationalization, expropriation or confiscatory taxation; adverse changes in investment or exchange control regulations (which may include suspension of the ability to transfer currency from a country); and political instability which could affect U.S. investments in non-U.S. countries. Individual non-U.S. economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resources, self-sufficiency and balance of payments positions. The securities markets, values of securities, yields and risks associated with securities markets in different countries may change independently of each other. Additionally, non-U.S. securities and dividends and interest payable on those securities may be subject to non-U.S. taxes, including taxes withheld from payments on those securities. Non-U.S. securities often trade with less frequency and volume than U.S. securities and therefore may exhibit greater price volatility. Additional costs associated with an investment in non-U.S. securities may include higher custodial fees than apply to U.S. custodial arrangements and transaction costs of non-U.S. currency conversions. Changes in foreign exchange rates also will affect the value of securities denominated or quoted in currencies other than the U.S. dollar.

The Fund may invest up to 10% of its total assets in securities of issuers based in countries with developing (or "emerging market") economies. Investing in emerging market securities imposes risks different from, or greater than risks of investing in U.S. or in non-U.S. developed countries. These risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investments; and possible restrictions on repatriation of investment income and capital. In addition, investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Fund. Inflation and rapid fluctuations in inflation rates have had, and may continues to have, negative effects on the economies and securities markets of certain emerging market countries.

Additional risks of investing in emerging market countries may include: greater social, economic and political uncertainty and instability (including the risk of war); more substantial governmental involvement in the economy; less governmental supervision and regulation of the securities markets and participants in those markets; unavailability of currency hedging techniques in certain emerging market countries; the fact that companies in emerging market countries may be newly organized and may be smaller and less seasoned companies; the difference in, or lack of, auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems.

Emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Settlement problems may cause the Fund to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or delay in disposing of a portfolio security. Such a delay could result in possible liability to a purchaser of the security.

The Fund may invest in Brady Bonds, which are securities created through the exchange of existing commercial bank loans to sovereign entities for new obligations in connection with debt restructurings under a debt restructuring plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady. Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (but primarily the U.S. dollar), and are actively traded in the over-the-counter secondary market. Brady Bonds are not considered to be U.S. Government securities. In light of the residual risk of Brady Bonds and, among other factors, the history of defaults with respect to commercial bank loans by public and private entities in countries issuing Brady Bonds, investments in Brady Bonds may be viewed as speculative. There can be no assurance that Brady Bonds acquired by the Fund will not be subject to restructuring arrangements or to requests for new credit, which may cause the Fund to suffer a loss of interest or principal on any of its holdings.

Investment in sovereign debt can involve a high degree of risk. The governmental entity that controls the repayment of sovereign debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of the debt. A governmental entity's willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the governmental entity's policy toward the International Monetary Fund, and the political constraints to which a governmental entity may be subject. Governmental entities may also depend on expected disbursements from foreign governments multilateral agencies and others to reduce principal and interest arrearages on their debt. The commitment on the part of these governments, agencies and others to make such disbursements may be conditioned on a governmental entity's implementation of economic reforms and/or economic performance and the timely service of such debtor's obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties' commitments to lend funds to the governmental entity, which may further impair such debtor's ability or willingness to service its debts in a timely manner. Consequently, governmental entities may default on their sovereign debt. Holders of sovereign debt (including the Fund) may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. There is no bankruptcy proceeding by which sovereign debt on which governmental entities have defaulted may be collected in whole or in part.

The Fund's investments in non-U.S. dollar denominated debt obligations and hedging activities will likely produce a difference between its book income and its taxable income. This difference may cause a portion of the Fund's income distributions to constitute returns of capital for tax purposes or require the Fund to make distributions exceeding book income to qualify as a regulated investment company for U.S. federal tax purposes.

Foreign Currency Transactions

Foreign currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or perceived changes in interest rates and other complex factors, as seen from an international perspective. Currency exchange rates also can be affected unpredictably by intervention (or the failure to intervene) by U.S. or foreign governments or central banks, by currency controls or political developments in the U.S. or abroad. For example, uncertainty surrounds the introduction of the euro (a common currency unit for the European Union) and the effect it may have on the value of European currencies as well as securities denominated in local European currencies. These and other currencies in which the Fund's assets are denominated may be devalued against the U.S. dollar, resulting in a loss to the Fund.

The Fund may buy and sell foreign currencies on a spot and forward basis to reduce the risks of adverse changes in foreign exchange rates. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. By entering into a forward foreign currency exchange contract, the Fund "locks in" the exchange rate between the currency it will deliver and the currency it will receive for the duration of the contract. As a result, the Fund reduces its exposure to changes in the value of the currency it will deliver and increases its exposure to changes in the value of the currency it will exchange into. The effect on the value of the Fund is similar to selling securities denominated in one currency and purchasing securities denominated in another. Contracts to sell foreign currency would limit any potential gain which might be realized by the Fund if the value of the hedged currency increases. The Fund may enter into these contracts for the purpose of hedging against foreign exchange risk arising from the Fund's investment or anticipated investment in securities denominated in non-U.S. currencies. The Fund also may enter into these contracts for purposes of increasing exposure to a non-U.S. currency or to shift exposure to non-U.S. currency fluctuations from one country to another. The Fund may use one currency (or a basket of currencies) to hedge against adverse changes in the value of another currency (or a basket of currencies) when exchange rates between the two currencies are positively correlated. The Fund will segregate assets determined to be liquid by the Advisor in accordance with procedures established by the Board of Trustees to cover its obligations under forward non-U.S. currency exchange contracts entered into for non-hedging purposes.

The Fund may invest in options on non-U.S. currencies and non-U.S. currency futures and options thereon. The Fund also may invest in non-U.S. currency exchange-related securities, such as non-U.S. currency warrants and other instruments whose return is linked to non-U.S. currency exchange rates. The Fund will use these techniques to hedge at least 75% of its exposure to non-U.S. currency. For a description of these instruments, see "Derivative Instruments" below.

High Yield Securities ("Junk Bonds")

The Fund may invest up to 10% of its total assets in fixed income securities rated lower than Baa by Moody's or lower than BBB by S&P but rated at least B by Moody's or S&P (or, if not rated, of comparable quality). Securities rated lower than Baa by Moody's or lower than BBB by S&P are sometimes referred to as "high yield" or "junk" bonds. Securities rated Baa are considered by Moody's to have some speculative characteristics. Investors should consider the following risks associated with high yield securities before investing in the Fund.

Investing in high yield securities involves special risks in addition to the risks associated with investments in higher rated fixed income securities. High yield securities may be regarded as predominately speculative with respect to the issuer's continuing ability to meet principal and interest payments. Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of higher quality debt securities, and the ability of the Fund to achieve its investment objective may, to the extent of its investments in high yield securities, be more dependent upon such creditworthiness analysis than would be the case if the Fund were investing in higher quality securities.

High yield securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher grade securities. The prices of high yield securities have been found to be less sensitive to interest rate changes than more highly rated investments, but more sensitive to adverse economic downturns or individual corporate developments. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in high yield security prices because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If the issuer of high yield securities defaults, the Fund may incur additional expenses to seek recovery. In the case of high yield securities structured as zero coupon or payment-in-kind securities, the market prices of such securities are affected to a greater extent by interest rate changes, and therefore tend to be more volatile than securities which pay interest periodically and in cash.

The secondary markets on which high yield securities are traded may be less liquid than the market for higher grade securities. Less liquidity in the secondary trading markets could adversely affect and cause large fluctuations in the daily net asset value of the Fund's shares. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high yield securities, especially in a thinly traded market.

The use of credit ratings as the sole method of evaluating high yield securities can involve certain risks. For example, credit ratings evaluate the safety of principal and interest payments, not the market value risk of high yield securities. Also, credit rating agencies may fail to change credit ratings in a timely fashion to reflect events since the security was last rated. The Advisor does not rely solely on credit ratings when selecting securities for the Fund, and develops its own independent analysis of issuer credit quality. If a credit rating agency changes the rating of a portfolio security held by the Fund, the Fund may retain the portfolio security if the Advisor deems it in the best interest of shareholders.

Derivative Instruments

The Fund may purchase and write call and put options on securities, swap agreements (including, but not limited to, credit default swaps), securities indexes and non-U.S. currencies, and enter into futures contracts and use options on futures contracts as further described below. The Fund also may enter into swap agreements with respect to non-U.S. currencies, interest rates, and securities indexes. The Fund may use these techniques to hedge against changes in interest rates, foreign currency exchange rates or securities prices or as part of its overall investment strategies. The Fund may also purchase and sell options relating to non-U.S. currencies for purposes of increasing exposure to a non-U.S. currency or to shift exposure to non-U.S. currency fluctuations from one country to another. The Fund will segregate assets determined to be liquid by the Advisor in accordance with procedures established by the Board of Trustees (or, as permitted by applicable regulation, enter into certain offsetting positions) to cover its obligations under options, futures, and swaps to limit leveraging of the Fund.

Derivative instruments are considered for these purposes to consist of securities or other instruments whose value is derived from or related to the value of some other instrument or asset, and not to include those securities whose payment of principal and/or interest depends upon cash flows from underlying assets, such as mortgage-related or asset-backed securities. The Fund may invest some or all of its assets in derivative instruments. The value of some derivative instruments in which the Fund invests may be particularly sensitive to changes in prevailing interest rates, and, like the other investments of the Fund, the ability of the Fund to successfully utilize these instruments may depend in part upon the ability of the Advisor to forecast interest rates and other economic factors correctly. If the Advisor incorrectly forecasts such factors and has taken positions in derivative instruments contrary to prevailing market trends, the Fund could be exposed to the risk of loss.

The Fund might not employ any of the strategies described below, and no assurance can be given that any strategy used will succeed. If the Advisor incorrectly forecasts interest rates, market values or other economic factors in utilizing a derivatives strategy for the Fund, the Fund might have been in a better position if it had not entered into the transaction at all. Also, suitable derivative instruments may not be available in all circumstances. The use of these strategies involves certain special risks, including a possible imperfect correlation, or even no correlation, between price movements of derivative instruments and price movements of related investments. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in related investments, or due to the possible inability of the Fund to purchase or sell a portfolio security at a time that otherwise would be favorable for it to do so, or the possible need for the Fund to sell a portfolio security at a disadvantageous time, because the Fund is required to maintain asset coverage or offsetting positions in connection with transactions in derivative instruments, and the possible inability of the Fund to close out or to liquidate its derivatives positions. In addition, the Fund's use of such instruments may cause the Fund to realize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if it had not used such instruments.

Options on Securities, Swap Agreements, Securities Indexes, and Currencies. The Fund may purchase put options on securities, swap agreements and indexes. One purpose of purchasing put options is to protect holdings in an underlying or related security against a substantial decline in market value. The Fund may also purchase call options on securities, swap agreements and indexes. One purpose of purchasing call options is to protect against substantial increases in prices of securities the Fund intends to purchase pending its ability to invest in such securities in an orderly manner. An option on a security (or index) is a contract that gives the holder of the option, in return for a premium, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option (or the cash value of the index) at a specified exercise price at any time during the term of the option. The writer of an option on a security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security. Upon exercise, the writer of an option on an index is obligated to pay the difference between the cash value of the index and the exercise price multiplied by the specified multiplier for the index option. An index is designed to reflect specified facets of a particular financial or securities market, a specific group of financial instruments or securities, or certain economic indicators.

The Fund may sell put or call options it has previously purchased, which could result in a net gain or loss depending on whether the amount realized on the sale is more or less than the premium and other transaction costs paid on the put or call option which is sold. The Fund may write a call or put option only if the option is "covered" by the Fund holding a position in the underlying securities or by other means which would permit immediate satisfaction of the Fund's obligation as writer of the option. Prior to exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same series.

The Fund may write covered straddles consisting of a combination of a call and a put written on the same underlying security. A straddle will be covered when sufficient assets are deposited to meet the Fund's immediate obligations. The Fund may use the same liquid assets to cover both the call and put options where the exercise price of the call and put are the same, or the exercise price of the call is higher than that of the put. In such cases, the Fund will also segregate liquid assets equivalent to the amount, if any, by which the put is "in the money."

The purchase and writing of options involves certain risks. During the option period, the covered call writer has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying security above the exercise price, but, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying security decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security at the exercise price. If a put or call option purchased by the Fund is not sold when it has remaining value, and if the market price of the underlying security remains equal to or greater than the exercise price (in the case of a put), or remains less than or equal to the exercise price (in the case of a call), the Fund will lose its entire investment in the option. Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security. There can be no assurance that a liquid market will exist when the Fund seeks to close out an option position. Furthermore, if trading restrictions or suspensions are imposed on the options markets, the Fund may be unable to close out a position.

The Fund may buy or sell put and call options on non-U.S. currencies. Currency options traded on U.S. or other exchanges may be subject to position limits which may limit the ability of the Fund to reduce non-U.S. currency risk using such options. Over-the-counter options differ from traded options in that they are two-party contracts, with price and other terms negotiated between buyer and seller, and generally do not have as much market liquidity as exchange-traded options. The Fund may be required to treat as illiquid over-the-counter options purchased and securities being used to cover certain written over-the-counter options.

Swap Agreements. The Fund may enter into interest rate, index, credit, credit default, equity and currency exchange rate swap agreements. The Fund may also enter into options on swap agreements ("swap options"). These transactions would be entered into in an attempt to obtain a particular return when it is considered desirable to do so, possibly at a lower cost to the Fund than if the Fund had invested directly in the asset that yielded the desired return. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or "swapped" between the parties are generally calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index. Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap"; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or "floor"; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. A swap option is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time or specified terms. The Fund may write (sell) and purchase put and call swap options.

Most swap agreements entered into by the Fund calculate the obligations of the parties to the agreement on a "net basis." Consequently, the Fund's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). The Fund's current obligations under a swap agreement will be accrued daily (offset against amounts owed to the Fund), and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation of assets determined to be liquid by the Advisor in accordance with procedures established by the Board of Trustees, to limit any potential leveraging of the Fund's portfolio. Obligations under swap agreements so covered will not be construed to be "senior securities" for purposes of the Fund's investment restriction concerning senior securities. The Fund will not enter into a swap agreement with any single party if the net amount owed or to be received under existing contracts with that party would exceed 5% of the Fund's assets.

Whether the Fund's use of swap agreements or swap options will be successful in furthering its investment objective will depend on the Advisor's ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Because they are two-party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid investments. Moreover, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The Fund will enter into swap agreements only with counterparties that meet certain standards for creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the Fund's repurchase agreement guidelines). Certain restrictions imposed on the Fund by the U.S. Internal Revenue Code may limit the Fund's ability to use swap agreements. The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund's ability to terminate existing swap agreements or to realize amounts to be received under such agreements. Additionally, credit default swaps could result in losses if the Fund does not correctly evaluate the creditworthiness of the company on which the credit default swap is based.

Depending on the terms of the particular option agreement, the Fund will generally incur a greater degree of risk when it writes a swap option than it will incur when it purchases a swap option. When the Fund purchases a swap option, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when the Fund writes a swap option, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement.

Futures Contracts and Options on Futures Contracts. The Fund may invest in interest rate futures contracts and options thereon ("futures options"), and to the extent it may invest in non-U.S. dollar currency-denominated securities, may also invest in non-U.S. currency futures contracts and options thereon.

There are several risks associated with the use of futures and futures options for hedging purposes. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the portfolio securities being hedged. An incorrect correlation could result in a loss on both the hedged securities in the Fund and the hedging vehicle, so that the portfolio return might have been greater had hedging not been attempted. There can be no assurance that a liquid market will exist at a time when the Fund seeks to close out a futures contract or a futures option position. Most futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single day; once the daily limit has been reached on a particular contract, no trades may be made that day at a price beyond that limit. In addition, certain of these instruments are relatively new and without a significant trading history. As a result, there is no assurance that an active secondary market will develop or continue to exist. Lack of a liquid market for any reason may prevent the Fund from liquidating an unfavorable position, and the Fund would remain obligated to meet margin requirements until the position is closed.

The Fund may write covered straddles consisting of a call and a put written on the same underlying futures contract. A straddle will be covered when sufficient assets are deposited to meet the Fund's immediate obligations. The Fund may use the same liquid assets to cover both the call and put options where the exercise price of the call and put are the same, or the exercise price of the call is higher than that of the put. In such cases, the Fund will also segregate liquid assets equivalent to the amount, if any, by which the put is "in the money."

The Fund will only enter into futures contracts or futures options which are standardized and traded on a U.S. or non-U.S. exchange or board of trade, or similar entity, or quoted on an automated quotation system. The Fund will use financial futures contracts and related options only for "bona fide hedging" purposes, as such term is defined in applicable regulations of the U.S. Commodity Futures Trading Commission ("CFTC") or, with respect to positions in financial futures and related options that do not qualify as "bona fide hedging" positions, will enter such positions only to the extent that aggregate initial margin deposits plus premiums paid by it for open futures option positions, less the amount by which any such positions are "in-the-money," would not exceed 5% of the Fund's net assets.

Hybrid Instruments

A hybrid instrument is a type of potentially high-risk derivative that combines a traditional stock, bond, or commodity with an option or forward contract. Generally, the principal amount, amount payable upon maturity or redemption, or interest rate of a hybrid is tied (positively or negatively) to the price of some commodity, currency or securities index or another interest rate or some other economic factor (each a "benchmark"). The interest rate or (unlike most fixed income securities) the principal amount payable at maturity of a hybrid security may be increased or decreased, depending on changes in the value of the benchmark. An example of a hybrid could be a bond issued by an oil company that pays a small base level of interest with additional interest that accrues in correlation to the extent to which oil prices exceed a certain predetermined level. Such an hybrid instrument would be a combination of a bond and a call option on oil.

Hybrids can be used as an efficient means of pursuing a variety of investment goals, including currency hedging, duration management, and increased total return. Hybrids may not bear interest or pay dividends. The value of a hybrid or its interest rate may be a multiple of a benchmark and, as a result, may be leveraged and move (up or down) more steeply and rapidly than the benchmark. These benchmarks may be sensitive to economic and political events, such as commodity shortages and currency devaluations, which cannot be readily foreseen by the purchaser of a hybrid. Under certain conditions, the redemption value of a hybrid could be zero. Thus, an investment in a hybrid may entail significant market risks that are not associated with a similar investment in a traditional, U.S. dollar-denominated bond that has a fixed principal amount and pays a fixed rate or floating rate of interest. The purchase of hybrids also exposes the Fund to the credit risk of the issuer of the hybrids. These risks may cause significant fluctuations in the net asset value of the Fund. Accordingly, the Fund will invest no more than 5% of its assets in hybrid instruments.

Certain issuers of structured products such as hybrid instruments may be deemed to be investment companies as defined in the 1940 Act. As a result, the Fund's investments in these products will be subject to limits applicable to investments in investment companies and may be subject to restrictions contained in the 1940 Act.

Event-Linked Exposure

The Fund may obtain event-linked exposure by investing in "event-linked bonds," "event-linked swaps" or implement "event-linked strategies." Event-linked exposure results in gains or losses that typically are contingent, or formulaically related to defined trigger events. Examples of trigger events include hurricanes, earthquakes, weather-related phenomenon, or statistics relating to such events. Some event-linked bonds are commonly referred to as "catastrophe bonds." If a trigger event occurs, the Fund may lose a portion or its entire principal invested in the bond or notional amount on a swap. Event-linked exposure often provides for an extension of maturity to process and audit loss claims where a trigger event has, or possibly has, occurred. An extension of maturity may increase volatility. Event-linked exposure may also expose the Fund to certain unanticipated risks including credit risk, counterparty risk, adverse regulatory or jurisdictional interpretations, and adverse tax consequences. Event-linked exposures may also be subject to liquidity risk.

Event-linked bonds are a relatively new type of financial instrument. As such, there is no significant trading history of these securities, and there can be no assurance that a liquid market in these instruments will develop. Lack of a liquid market may impose the risk of higher transaction costs and the possibility that the Fund may be forced to liquidate positions when it would not be advantageous to do so. Event-linked bonds are typically rated, and the Fund will only invest in event-linked bonds that meet the credit quality requirements for the Fund.

Investment in Investment Companies

The Fund may invest up to 10% of its total assets in securities of other investment companies, such as closed-end management investment companies, or in pooled accounts or other investment vehicles. As a shareholder of an investment company, the Fund may indirectly bear service and other fees which are in addition to the fees the Fund pays its service providers.

Subject to the restrictions and limitations of the 1940 Act, the Fund may, in the future, elect to pursue its investment objective by investing in one or more underlying investment vehicles or companies that have substantially similar investment objectives, policies and limitations as the Fund.

Portfolio Turnover

The length of time the Fund has held a particular security is not generally a consideration in investment decisions. The investment policies of the Fund may lead to frequent changes in the Fund's investments, particularly in periods of volatile market movements. A change in the securities held by the Fund is known as "portfolio turnover." High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may result in realization of taxable capital gains.

Illiquid Securities

The Fund may invest up to 15% of its net assets in illiquid securities. Certain illiquid securities may require pricing at fair value as determined in good faith under the supervision of the Board of Trustees. The Advisor may be subject to significant delays in disposing of illiquid securities, and transactions in illiquid securities may entail registration expenses and other transaction costs that are higher than transactions in liquid securities. The term "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities. Illiquid securities are considered to include, among other things, written over-the-counter options, securities or other liquid assets being used as cover for such options, repurchase agreements with maturities in excess of seven days, certain loan participation interests, fixed time deposits which are not subject to prepayment or provide for withdrawal penalties upon prepayment (other than overnight deposits), securities that are subject to legal or contractual restrictions on resale (such as privately placed debt securities) and other securities whose disposition is restricted under the federal securities laws (other than securities issued pursuant to Rule 144A under the 1933 Act and certain commercial paper that the Advisor has determined to be liquid under procedures approved by the Board of Trustees).

Illiquid securities may include privately placed securities, which are sold directly to a small number of investors, usually institutions. Unlike public offerings, such securities are not registered under the U.S. federal securities laws. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, and their sale may involve substantial delays and additional costs.

Temporary Defensive Strategies

For temporary or defensive purposes, the Fund may invest without limit in U.S. debt securities, including short-term money market securities, when the Advisor deems it appropriate to do so. When the Fund engages in such strategies, it may not achieve its investment objective.

Percentage Investment Limitations

Unless otherwise stated, all percentage limitations on Fund investments will apply at the time of investment. The Fund would not violate these limitations unless an excess or deficiency occurs or exists immediately after and as a result of an investment.

Other Investments and Techniques

The Fund may invest in other types of securities and use a variety of investment techniques and strategies which are not described herein. These securities and techniques may subject the Fund to additional risks.

Description of Duration

Duration is a measure of the expected life of a fixed income security that was developed as a more precise alternative to the concept of "term to maturity." Traditionally, a fixed income security's "term to maturity" has been used as a proxy for the sensitivity of the security's price to changes in interest rates (which is the "interest rate risk" or "volatility" of the security). However, "term to maturity" measures only the time until a fixed income security provides its final payment, taking no account of the pattern of the security's payments prior to maturity. In contrast, duration incorporates a bond's yield, coupon interest payments, final maturity and call features into one measure. Duration management is one of the fundamental tools used by the Advisor.

Duration is a measure of the expected life of a fixed income security on a present value basis. Duration takes the length of the time intervals between the present time and the time that the interest and principal payments are scheduled or, in the case of a callable bond, expected to be received, and weights them by the present values of the cash to be received at each future point in time. For any fixed income security with interest payments occurring prior to the payment of principal, duration is always less than maturity. In general, all other things being equal, the lower the stated or coupon rate of interest of a fixed income security, the longer the duration of the security; conversely, the higher the stated or coupon rate of interest of a fixed income security, the shorter the duration of the security.

Futures, options and options on futures have durations which, in general, are closely related to the duration of the securities which underlie them. Holding long futures or call option positions (backed by a segregated account of cash and cash equivalents) will lengthen the Fund's duration by approximately the same amount that holding an equivalent amount of the underlying securities would.

Short futures or put option positions have durations roughly equal to the negative duration of the securities that underlie these positions, and have the effect of reducing portfolio duration by approximately the same amount that selling an equivalent amount of the underlying securities would.

There are some situations where even the standard duration calculation does not properly reflect the interest rate exposure of a security. For example, floating and variable rate securities often have final maturities of ten or more years; however, their interest rate exposure corresponds to the frequency of the coupon reset. For inflation-indexed bonds, duration is calculated on the basis of modified real duration, which measures price changes of inflation-indexed bonds on the basis of changes in real, rather than nominal, interest rates. Another example where the interest rate exposure is not properly captured by duration is the case of mortgage pass-through securities. The stated final maturity of such securities is generally 30 years, but current prepayment rates are more critical in determining the securities' interest rate exposure. Finally, the duration of a fixed income security may vary over time in response to changes in interest rates and other market factors. In these and other similar situations, the Advisor will use more sophisticated analytical techniques that incorporate the anticipated economic life of a security into the determination of its interest rate exposure.

Description of Securities Ratings

The Fund's investments may range in quality from securities rated in the lowest category in which the Fund is permitted to invest to securities rated in the highest category (as rated by Moody's or S&P or, if unrated, determined by the Advisor to be of comparable quality). The percentage of the Fund's assets invested in securities in a particular rating category will vary. Following is a description of Moody's and S&P's ratings applicable to fixed income securities.

Moody's Investors Service, Inc.

Corporate and Municipal Bond Ratings

Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than with Aaa securities.

A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present that suggest a susceptibility to impairment sometime in the future.

Baa: Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds which are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C: Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's applies numerical modifiers, 1, 2, and 3 in each generic rating classified from Aa through Caa in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Corporate Short-Term Debt Ratings

Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations which have an original maturity not exceeding one year. Obligations relying upon support mechanisms such as letters of credit and bonds of indemnity are excluded unless explicitly rated.

Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

PRIME-1: Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2: Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

PRIME-3: Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

NOT PRIME: Issuers rated Not Prime do not fall within any of the Prime rating categories.

Short-Term Municipal Bond Ratings

There are three rating categories for short-term municipal bonds that define an investment grade situation, which are listed below. In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned. The first element represents an evaluation of the degree of risk associated with scheduled principal and interest payments, and the other represents an evaluation of the degree of risk associated with the demand feature. The short-term rating assigned to the demand feature of VRDOs is designated as VMIG. When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1. MIG ratings terminate at the retirement of the obligation while VMIG rating expiration will be a function of each issue's specific structural or credit features.

MIG 1/VMIG 1: This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2: This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

MIG 3/VMIG 3: This designation denotes favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

SG: This designation denotes speculative quality. Debt instruments in this category lack margins of protection.

Standard & Poor's Ratings Services

Corporate and Municipal Bond Ratings

Investment Grade

AAA: Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A: Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB: Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions, or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

Speculative Grade

Debt rated BB, B, CCC, CC, and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

BB: Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

B: Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

CCC: Debt rated CCC has a currently identifiable vulnerability to default and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC: The rating CC is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

C: The rating C is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

CI: The rating CI is reserved for income bonds on which no interest is being paid.

D: Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating will also be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Plus (+) or Minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Provisional ratings: The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

r: The "r" is attached to highlight derivative, hybrid, and certain other obligations that S&P believes may experience high volatility or high variability in expected returns due to non-credit risks. Examples of such obligations are: securities whose principal or interest return is indexed to equities, commodities, or currencies; certain swaps and options; and interest only and principal only mortgage securities.

The absence of an "r" symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

N.R.: Not rated.

Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

Commercial Paper Rating Definitions

An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into several categories, ranging from A for the highest quality obligations to D for the lowest. These categories are as follows:

A-1: This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

A-3: Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B: Issues rated B are regarded as having only speculative capacity for timely payment.

C: This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D: Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

A commercial paper rating is not a recommendation to purchase, sell or hold a security inasmuch as it does not comment as to market price or suitability for a particular investor. The ratings are based on current information furnished to S&P by the issuer or obtained from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of such information.

Risk Management

PIMCO's risk management area spans four operational areas: portfolio management, account management, investment operations and compliance. Each has separate, and to a certain extent, overlapping responsibilities aimed at ensuring portfolio risks and compliance are properly monitored and controlled.

4. FEES AND TAXES

(1) Sales Charge:

No sales charge is payable at the time of application for purchase; provided that the investor shall pay a monthly sales charge (the "Sales Charge") equal to 0.15% of the net asset value per Administrative Class Shares (the "Shares") (determined on the last day of days on which the New York Stock Exchange is open for business (the "Fund Business Day(s)") in each month in respect of which the relevant dividend is calculated). The Sales Charge is deducted upon payment of the monthly dividend, and will be deducted for a period of at least 3 to 24 times, depending on the number of Shares to which the investor subscribes, beginning two months after the month in which the application for purchase is made, and thereafter as follows:

Number of Shares Applied per Transaction	Rate of Sales Charge
Less than 100,000 Shares	0.15%x24 times=3.60%
Less than 500,000 Shares	0.15%x16 times=2.40%
Less than 1,000,000 Shares	0.15%x10 times=1.50%
Less than 5,000,000 Shares	0.15%x6 times=0.90%
5,000,000 Shares or more	0.15%x3 times=0.45%

* If the request for repurchase is made before all the Sales Charge as referred to in the above table are fully paid, then the unpaid Sales Charges, which were not previously paid out by setting off with the dividend, will be deducted from the repurchase price. In such case, such unpaid Sales Charge will be calculated based on the net asset value per Share on the date of the relevant request for repurchase (which is the last Fund Business Day in the relevant month).

** If (i) no dividend is paid in any month or (ii) the amount of any dividend to be paid in any month is less than the amount of the Sales Charge payable with respect to such month, then the relevant Sales Charge with respect to such month shall not be paid in such month, but shall be payable in or after the next month.

(2) Repurchase Fee:

None; provided, however, that if the request for repurchase is made before all the Sales Charge as referred to in (1) above table are fully paid, then the unpaid Sales Charges, which were not previously paid out by setting off with the dividend, will be deducted from the repurchase price, In such case, such unpaid Sales Charge will be calculated based on the net asset value per Share on the date of the relevant request for repurchase (which is the last Fund Business Day in the relevant month).

(3) Management Fee, etc.:

(i) Advisory and Administrative Fees:

Investment Advisor

Pacific Investment Management Company LLC serves as Investment Advisor to the Fund pursuant to an investment advisory contract. The Investment Advisor manages the investment and reinvestment of the assets of the Fund. The Investment Advisor is responsible for placing orders for the purchase and sale of the Fund's investments directly with brokers or dealers selected by it in its discretion.

Fund Administrator

Pacific Investment Management Company LLC also serves as Administrator for the Fund's Administrative Class Shares pursuant to an administration agreement with the Trust. The Administrator provides administrative services for Administrative Class shareholders of the Fund, which include clerical help and accounting, bookkeeping, internal audit services, and certain other services required by the Fund, preparation of reports to the Fund's shareholders and regulatory filings. In addition, the Administrator, at its own expense, arranges for the provision of legal, audit, custody, transfer agency and other services for the Fund, and is responsible for the costs of registration of the Fund's shares and the printing of prospectuses and shareholder reports for current shareholders.

The Fund (and not the Administrator) is responsible for the following expenses: (i) salaries and other compensation of any of the Trust's executive officers and employees who are not officers, directors, stockholders or employees of the Administrator or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not "interested persons" of Pacific Investment Management Company LLC or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) expenses, such as organizational expenses, which are capitalized in accordance with generally accepted accounting principles; and (viii) any expenses allocated or allocable to a specific class of shares, which include servicing fees payable with respect to Shares, and may include certain other expenses as permitted by the Trust's Multi-Class Plan adopted pursuant to Rule 18f-3 under the 1940 Act, subject to review and approval by the Trustees.

Advisory and Administrative Fees

The Fund features fixed advisory and administrative fee rates. For providing investment advisory and administrative services to the Fund as described above, Pacific Investment Management Company LLC receives monthly fees from the Fund at an annual rate based on the average daily net assets of the Fund as follows:

Advisory Fee Rate	Administrative Fee Rate
0.25%	0.18%

Both the investment advisory contract ("Advisory Contract") and administration agreement ("Administration Agreement") with respect to the Fund may be terminated by the Trustees at any time on 60 days' written notice. The Advisory Contract may be terminated by the Investment Advisor on 60 days' written notice. Following the expiration of the two-year period commencing with the effectiveness of the Administration Agreement, it may be terminated by the Administrator on 60 days' written notice. Following their initial two-year terms, the Advisory Contract and Administration Agreement will continue from year to year if approved by the Trustees.

Continuation of the Advisory Contract was last approved by the Board of Trustees, including a majority of the Trustees who are not parties to the Advisory Contract or interested persons of such parties ("Independent Trustees"), at a meeting held on August 20, 2002. In determining whether to continue the Advisory Contract, the Trustees considered the fees and expenses paid by the Fund and by comparable funds, the costs of providing these services, and the profitability of PIMCO's relationship with the Fund. The Trustees also considered the nature and quality of services provided under the Advisory Contract, and the investment performance of the Fund on an absolute basis, and relative to the performance of comparable funds. The Trustees also considered the terms of the Trust's Administration Agreement and the fees paid and services provided to the Fund under their "unified fee" structure. In addition, the Trustees considered the relationships among PIMCO, Allianz AG, and their affiliates, including any collateral benefits received by PIMCO or its affiliates due to PIMCO's relationship with the Fund. The Trustees also considered PIMCO's representations concerning its staffing, capabilities and methodologies applied in managing the Fund, including the importance of retention of personnel with relevant portfolio management experience. Upon completion of the Board's review and discussion, the Trustees concluded that the investment advisory fees payable to PIMCO under the Advisory Contract are fair and reasonable in light of the services provided to the Fund, and approved the continuation of the Advisory Contract between the Trust and PIMCO for one year.

The Administration Agreement is subject to annual approval by the Board, including a majority of the Trust's Independent Trustees. The current Administration Agreement, dated May 5, 2000, as supplemented from time to time, was last approved by the Board of Trustees, including all of the Independent Trustees at a meeting held on August 20, 2002. In approving the Administration Agreement, the Trustees determined that: (1) the Administration Agreement is in the best interests of the Fund and its shareholders; (2) the services to be performed under the Agreement are services required for the operation of the Fund; (3) PIMCO is able to provide, or to procure, services for the Fund which are at least equal in nature and quality to services that could be provided by others; and (4) the fees to be charged pursuant to the Agreement are fair and reasonable in light of the usual and customary charges made by others for services of the same nature and quality.

For the fiscal years ended March 31, 2002, 2001 and 2000, the aggregate amount of the advisory fees paid by the Fund was as follows:

Year Ended 3/31/2002	Year Ended 3/31/2001	Year Ended 3/31/2000
$118,913,898	$89,506,328	$72,341,826

For the fiscal years ended March 31, 2002, 2001 and 2000, the aggregate amount of the administration fees paid by the Fund was as follows:

Year Ended 3/31/2002	Year Ended 3/31/2001	Year Ended 3/31/2000
$100,611,284	$73,048,093	$58,764,667

(ii) Administrative Class Servicing Fees

The Distributor, an indirect subsidiary of Allianz Dresdner Asset Management of America L.P., serves as the principal underwriter of the Fund's shares pursuant to a Distribution Contract. The Distributor is a broker-dealer registered with the SEC.

The Distribution Contract is terminable with respect to the Fund or Shares without penalty, at any time, by the Fund or Administrative Class Shares by not more than 60 days' nor less than 30 days' written notice to the Distributor, or by the Distributor upon not more than 60 days' nor less than 30 days' written notice to the Trust. The Distributor is not obliged to sell any specific amount of Trust shares.

The Distribution Contract will continue in effect with respect to the Fund or Shares for successive one - year periods, provided that such continuance is specifically approved (i) by the vote of a majority of the Trustees who are not interested persons of the Trust (as defined in the 1940 Act) and who have no direct or indirect financial interest in the Distribution Contract, the Administration Agreement or the Distribution and/or Administrative Servicing Plans described below; and (ii) by the vote of a majority of the entire Board of Trustees cast in person at a meeting called for that purpose.

Service and Distribution Fees

The Trust has adopted an Administrative Service Plan and a Distribution Plan (the "Plans") with respect to the Administrative Class shares of the Fund. Under the terms of the Plans, the Trust is permitted to reimburse, out of the assets attributable to the Administrative Class shares of the Fund, in an amount up to 0.25% on an annual basis of the average daily net assets of that class, financial intermediaries that provide services in connection with the distribution and marketing of Shares and/or the provision of certain shareholder services (in the case of the Distribution Plan) or the administration of plans or programs that use Shares as their funding medium (in the case of the Administrative Services Plan), and to reimburse certain other related expenses.

Under the terms of the Administrative Class Distribution Plan, these services may include, but are not limited to, the following functions: providing facilities to answer questions from prospective investors about the Fund; receiving and answering correspondence, including requests for prospectuses and statements of additional information relating thereto; preparing, printing and delivering prospectuses and shareholder reports to prospective shareholders; complying with federal and state securities laws pertaining to the sale of Shares; and assisting investors in completing application forms and selecting dividend and other account options. Under the terms of the Administrative Services Plan, the services may include, but are not limited to, the following functions: receiving, aggregating and processing shareholder orders; furnishing shareholder sub-accounting; providing and maintaining elective shareholder services such as check writing and wire transfer services; providing and maintaining pre-authorized investment plans; communicating periodically with shareholders; acting as the sole shareholder of record and nominee for shareholders; maintaining accounting records for shareholders; answering questions and handling correspondence from shareholders about their accounts; and performing similar account administrative services.

The same entity may not receive both distribution and administrative services fees with respect to the same assets but may with respect to separate assets receive fees under both a Distribution Plan and Administrative Services Plan.

Each Plan provides that it may not be amended to materially increase the costs which shareholders of Shares may bear under the Plan without the approval of a majority of the outstanding voting securities of the Administrative Class, and by vote of a majority of both (i) the Trustees of the Trust and (ii) those Trustees who are not "interested persons" of the Trust (as defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of the Plan or any agreements related to it (the "Plan Trustees"), cast in person at a meeting called for the purpose of voting on the Plan and any related amendments.

Each Plan provides that expenses payable under the Plan may be carried forward for reimbursement for up twelve months beyond the date in which the expense is incurred, subject to the limit that not more than 0.25% of the average daily net assets of Shares may be used in any month to pay expenses under the Plan. Each Plan requires that Administrative Class shares incur no interest or carrying charges.

Rules of the National Association of Securities Dealers, Inc. (the "NASD") limit the amount of distribution fees that may be paid by mutual funds. "Service fees," defined to mean fees paid for providing shareholder services or the maintenance of accounts (but not transfer agency services), are not subject to the limits. The Trust believes that some, if not all, of the fees paid pursuant to both Plans will qualify as "service fees" and therefore will not be limited by NASD rules.

Each Plan has been adopted in accordance with the requirements of Rule 12b-1 under the 1940 Act and will be administered in accordance with the provisions of that rule, except that shareholders will not have the voting rights set forth in Rule 12b-1 with respect to the Administrative Service Plan that they will have with respect to the Distribution Plan.

For the fiscal year ended March 31, 2001, the Administrative Class Shares of the Fund paid aggregate fees under the Plans to qualified service providers in the amount of $9,917,611.

(4) Other Expenses:

Except for the expenses paid by PIMCO, the Trust bears all costs of its operations. The series of the Trust are responsible for: (i) salaries and other compensation of any of the Trust's executive officers and employees who are not officers, directors, stockholders, or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not "interested persons" of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) expenses, such as organizational expenses; which are capitalized in accordance with generally accepted accounting principles; and (viii) any expenses allocated or allocable to a specific class of shares.

Trustee Compensation Table

The following table sets forth information regarding compensation received by the Trustees from the Trust and certain other investment companies for which the Investment Advisor provides investment advisory services for the fiscal year ended March 31, 2002.

Name	Aggregate Compensation from Trust (i)	Total Compensation from Trust and Fund Complex Paid to Trustee (ii)
Guilford C. Babcock	$93,750	$93,750
E. Philip Cannon	$107,820 (iii)	$182,320 (iv)
Vern O. Curtis	$98,720	$98,720
J. Michael Hagan	$95,000	$95,000
Thomas P. Kemp	$95,000	$95,000
William J. Popejoy	$95,000	$95,000

(i) Each Trustee, other than those affiliated with the Investment Advisor or its affiliates, received an annual retainer of $60,000 plus $3,000 for each Board of Trustees meeting attended in person and $500 for each meeting attended telephonically, plus reimbursement of related expenses. In addition, a Trustee serving as a Committee Chair, other than those affiliated with the Advisor or its affiliates, receives an additional annual retainer of $1,500. For the fiscal year ended March 31, 2002, the unaffiliated Trustees as a group received compensation in the amount of $449,530.

(ii) Each Trustee also serves as a Director of PIMCO Commercial Mortgage Securities Trust, Inc., a registered closed-end management investment company, and as a Trustee of PIMCO Variable Insurance Trust, a registered open-end management investment company. For their services to PIMCO Commercial Mortgage Securities Trust, Inc., the Directors listed above received an annual retainer of $6,000 plus $1,000 for each Board of Directors meeting attended in person and $500 for each meeting attended telephonically plus reimbursement of related expenses. In addition, a Director serving as a Committee Chair, other than those affiliated with the Advisor or its affiliates, receives an additional annual retainer of $500. For the fiscal year ended December 31, 2001, the unaffiliated Directors as a group received compensation in the amount of $70,143.

The Trustees listed above, for their services as Trustees of PIMCO Variable Insurance Trust, receive an annual retainer of $4,000 plus $1,500 for each Board of Trustees meeting attended in person and $500 for each meeting attended telephonically, plus reimbursement of related expenses. In addition, a Trustee serving as a Committee Chair, other than those affiliated with the Advisor or its affiliates, receives an additional annual retainer of $500. For the fiscal year ended December 31, 2001, the unaffiliated Trustees as a group received compensation in the amount of $64,393.

(iii) The Trust, PIMCO Commercial Mortgage Securities Trust, Inc., and PIMCO Variable Insurance Trust have adopted a deferred compensation plan. For fiscal year ended December 31, 2001, Mr. Cannon elected to have $11,500 and $10,500 in compensation deferred from the PIMCO Commercial Mortgage Securities Trust, Inc. and PIMCO Variable Insurance Trust, respectively. For fiscal year ended March 31, 2002, Mr. Cannon elected to have $95,000 in compensation from the Trust deferred.

(iv) Mr. Cannon also serves as a Trustee of PIMCO Funds: Multi-Manager Series which has adopted a deferred compensation plan. For the fiscal year ended December 31 2001, Mr. Cannon elected to have $73,000 in compensation from that Trust deferred.

(5)    Tax Treatment:

The tax treatment of shareholders in Japan shall be as follows:

(i)    The distributions to be made by the Fund will be treated as distributions made by a domestic investment trust.

a.    The distributions to be made by the Fund to Japanese individual shareholders will be subject to separate taxation from other income (i.e. withholding of income tax at the rate of 15% and withholding of local taxes at the rate of 5% in Japan). In this case, no report concerning distributions will be filed with the Japanese tax authorities.

b.    The distributions to be made by the Fund to Japanese corporate shareholders will be subject to withholding of income tax at the rate of 15% and to withholding of local taxes at the rate of 5% in Japan. In certain cases, the Handling Securities Companies will prepare a report concerning distributions and file such report with the Japanese tax authorities.

c.    Net investment returns such as dividends, etc. and distributions of short-term net realized capital gain, among distributions on shares of the Fund, will be, in principle, subject to withholding of U.S. federal income tax at the rate of 15% and the amount obtained after such deduction will be paid in Japan.

Distributions of long-term net realized capital gain will not be subject to withholding of U.S. federal income tax and the full amount thereof will be paid in Japan. The amount subject to withholding of U.S. federal income tax may be deducted from the tax levied on a foreign entity in Japan.

The Japanese withholding tax imposed on distributions as referred to in a. and b. above will be collected by way of so-called "difference collecting method." In this method only the difference between the amount equivalent to 20% of the distributions before U.S. withholding tax and the amount of U.S. withholding tax withheld in the U.S. will be collected in Japan.

(ii)    The provisions of Japanese tax laws giving the privilege of a certain deduction from taxable income to corporations, which may apply to dividends paid by a domestic corporation, shall not apply.

(iii)    Capital gains and losses arising from purchase and repurchase of the Shares shall be treated in the same way as those arising from purchase and sale of a domestic investment trust. The distribution of the net liquidation assets shall be also treated in the same way as those arising from liquidation of a domestic investment trust.

5.   INVESTMENT CONDITIONS

A.   Conditions of the Investment

(As of September 30, 2002)

Kinds of Assets	Name of Country/ State	Total Value (rounded in thousands)	Investment Ratio(%)
US Treasury Obligations	U.S.	2,413,842	3.7%
U.S. Government Agencies	U.S.	368,171	0.6%
Mortgage-Backed Securities	U.S.	34,526,185	53.4%
Asset-Backed Securities	U.S.	2,328,898	3.6%
Corporate Bonds and Notes	U.S.	13,702,413	21.2%
Foreign Currency-Denominated Issues	Austria	107	0.0%
	Canada	11,817	0.0%
	France	66,930	0.1%
	Germany	2,568,800	4.0%
	Korea	9,539	0.0%
	Mexico	42,988	0.1%
	New Zealand	44,639	0.1%
	Tunisia	2,375	0.0%
	United Kingdom	157,785	0.2%
	United States	58,739	0.1%
Sovereign Issues (US Dollar)	Brazil	366,630	0.6%
	Canada	74,591	0.1%
	Croatia	34,518	0.1%
	France	32	0.0%
	Israel	25	0.0%
	Italy	32	0.0%
	Jordan	3,416	0.0%
	Kazakhstan	5,000	0.0%
	Mexico	492,800	0.8%
	New Brunswick	1,700	0.0%
	Newfoundland	706	0.0%
	Panama	115,935	0.2%
	Peru	104,308	0.2%
	Poland	16,667	0.0%
	Qatar	3,497	0.0%
	South Africa	86,786	0.1%
	Spain	560	0.0%
	Sweden	688	0.0%
Preferred Stock		34,315	0.1%
Convertible Bonds and Notes		174,137	0.3%
Net Cash & Equivalents		18,672,071	28.9%
Municipal Bonds & Notes		160,666	0.2%
Preferred Security		435,036	0.7%
Written Options		(133,590)	-0.2%
Purchase Put Options		239	0.0%
Purchase Call Options		-	0.0%
Other Assets & Liabilities		(12,247,498)	-18.9%
Net Assets		64,706,495	100.0%

＊  Investment ratio is calculated by dividing each asset at its market value by the total Net Asset Value of the Fund.

As of September 30, 2002, 78.3%, 2.3%, 10.4%, 7.0%, 1.0%, 0.9% and 0.1% of the total Net Assets of the Fund was invested in securities rated AAA (or its equivalent), AA (or its equivalent), A (or its equivalent), BBB (or its equivalent), BB (or its equivalent), B (or its equivalent) and CC (or its equivalent), respectively.

B.   Results of Investment

(1)    Movement in Net Assets (Administrative Class Shares)

Movement in the ex-dividend Net Assets as of the end of the indicated fiscal years and as of the end of each month within one year prior to October 31, 2002 is as follows:

	Total Net Asset		Net Asset Value per Share
	Dollar (Thousand)	Yen (Million)	Dollar	Yen
The First FY End of March 1995	9,037	1,113	10.01	1,233
The Second FY End of March 1996	104,618	12,889	10.29	1,268
The Third FY End of March 1997	151,194	18,627	10.27	1,265
The Fourth FY End of March 1998	481,730	59,349	10.62	1,308
The Fifth FY End of March 1999	1,980,800	244,035	10.36	1,276
The Sixth FY End of March 2000	3,228,600	397,764	9.96	1,227
The Seventh FY End of March 2001	5,321,007	655,548	10.52	1,296
The Eighth FY End of March 2002	8,892,500	1,095,556	10.41	1,283
October, 2001	7,678,054	945,936	11.06	1,363
November, 2001	7,820,206	963,449	10.85	1,337
December, 2001	7,916,471	975,309	10.46	1,289
January , 2002	8,425,155	1,037,979	10.55	1,300
February , 2002	8,818,473	1,086,436	10.66	1,313
March , 2002	8,892,540	1,095,561	10.41	1,283
April, 2002	9,349,843	1,151,901	10.60	1,306
May, 2002	9,742,559	1,200,283	10.64	1,311
June, 2002	10,233,421	1,260,757	10.63	1,310
July, 2002	10,917,579	1,345,046	10.65	1,312
August, 2002	11,563,673	1,424,645	10.79	1,329
September, 2002	12,304,845	1,515,957	10.88	1,340
October, 2002	12,917,365	1,591,419	10.84	1,335

(Note) Operations of Administrative Class Shares were commenced on September 8, 1994.

(2)    Movement in Dividend (Administrative Class Shares)

Movement in Dividend for the indicated periods is as follows:

(Dollar per Share)

Period	Income Dividend	Capital Gain Dividend
1st FY September 7, 1994-March 31, 1995	0.356076914	0
2nd FY April 1, 1995-March 31, 1996	0.685025997	0.11994
3rd FY April 1, 1996-March 31, 1997	0.656652864	0
4th FY April 1, 1997-March 31, 1998	0.616704332	0.26963
5th FY April 1, 1998-March 31, 1999	0.606797018	0.41889
6th FY April 1, 1999-March 31, 2000	0.602168313	0
7th FY April 1, 2000-March 31, 2001	0.644924040	0
8th FY April 1, 2001-March 31, 2002	0.521708548	0.29674
April 2002	0.040133375	0
May 2002	0.043794601	0
June 2002	0.035944893	0
July 2002	0.037562238	0
August 2002	0.036101679	0
September 2002	0.032125273	0
October 2002	0.037577058	0

(3)    Movement in Rate of Return (Administrative Class Shares)

The following table set forth the rates of return based on the Net Asset Value with dividend per Share:
Period	Rate of Return (%)
1st FY September 7, 1994-March 31, 1995
2nd FY April 1, 1995-March 31, 1996	10.79
3rd FY April 1, 1996-March 31, 1997	6.22
4th FY April 1, 1997-March 31, 1998	12.07
5th FY April 1, 1998-March 31, 1999	7.25
6th FY April 1, 1999-March 31, 2000	1.93
7th FY April 1, 2000-March 31, 2001	12.05
8th FY April 1, 2001-March 31, 2002	6.75

Note: The rates of return set forth above are obtained from the following formula:
Rate of Return (%)=	(Net Asset Value with dividend per Share as of the end of period)	−	(Ex-dividend Net Asset Value per Share as of the end of the previous period)	ﾗ 100
(Ex-dividend Net Asset Value per Share as of the end of the previous period)

C.    Results of Sales and Repurchases

Results of sales and repurchases during each of the following periods and number of outstanding shares of the Fund as of the end of such periods are as follows:

	Number of Shares sold	in Japan	Number of Shares repurchased	in Japan	Number of Outstanding Shares	in Japan
1st FY 1994/9/7-1995/3/31	942,000	0	40,000	0	902,000	0
2nd FY 1995/4/1-1996/3/31	11,624,000	0	2,359,000	0	10,167,000	0
3rd FY 1996/4/1-1997/3/31	13,723,000	0	9,168,000	0	14,722,000	0
4th FY 1997/4/1-1998/3/31	41,794,000	0	11,156,000	0	45,360,000	0
5th FY 1998/4/1-1999/3/31	172,843,000	71,631,940	27,767,000	2,534,042	190,436,000	69,097,898
6th FY 1999/4/1-2000/3/31	229,605,000	33,617,700	95,333,000	18,783,550	324,708,000	83,932,048
7th FY 2000/4/1-2001/3/31	292,090,000	11,107,890	107,873,000	20,514,233	508,925,000	74,525,705
8th FY 2001/4/1-2002/3/31	526,550,000	76,975,480	180,769,000	11,449,163	854,706,000	140,052,022
April 2002	42,571,000	10,097,310	15,416,000	1,676,080	881,861,000	148,473,252
May 2002	46,765,000	9,489,780	13,176,000	1,720,700	915,450,000	156,242,332
June 2002	55,749,000	11,247,910	15,230,000	628,510	955,969,000	166,861,732
July 2002	97,700,000	10,788,670	28,929,000	972,965	1,024,740,000	176,677,437
August 2002	63,495,500	11,768,050	16,985,500	1,327,295	1,071,250,000	187,118,192
September 2002	69,570,000	14,453,020	15,539,000	1,666,630	1,125,281,000	199,904,582
October 2002	86,540,000	20,278,300	20,537,000	2,147,240	1,191,284,000	218,035,642

(Note)  The Shares were sold in Japan starting on July 22, 1998. Due to rounding, the figures in the table may not be aggregated up.

6.	MANAGEMENT AND ADMINISTRATION
(1)	Outline of Management of Assets, etc.:
(i)	Valuation of assets:

The net asset value ("NAV") of Shares of the Fund is determined by dividing the total value of the Fund's portfolio investments and other assets attributable to Administrative Class Shares of the Fund, less any liabilities, by the total number of shares outstanding of that class.

For purpose of calculating NAV, portfolio securities and other assets for which market quotes are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Certain securities or investments for which daily market quotations are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indices. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost. Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange. Other securities for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction.

Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of the Fund's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange is closed and an investor is not able to purchase, repurchase or exchange shares.

Fund shares are valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the "NYSE Close") on each day that the New York Stock Exchange is open. For purpose of calculating the NAV, the Fund normally uses pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. Domestic fixed income and foreign securities are normally priced using data reflecting the earlier closing of the principal markets for those securities. Information that becomes known to the Fund or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

In unusual circumstances, instead of valuing securities in the usual manner, the Fund may value securities at fair value or estimate their value as determined in good faith by the Board of Trustees, generally based upon recommendations provided by PIMCO. Fair valuation may also be used if extraordinary events occur after the close of the relevant market but prior to the NYSE Close.

(ii)	Procedure of Sales:
a. Sales in the United States

Shares of the Administrative Class are offered primarily through employee benefit plan alliances, broker-dealers, and other intermediaries, and the Fund pays service and/or distribution fees to such entities for services they provide to shareholders of that class.

The Administrative Class Shares may be purchased at the relevant net asset value of the Administrative Class without a sales charge. The minimum initial investment for shares of the Administrative Class is $5 million.

An account may be opened by completing and signing a Client Registration Application and mailing it to the Trust.

Purchases of Shares of Administrative Class generally can only be made by wiring federal funds to National Financial Data Services (the "Transfer Agent"). Before wiring federal funds, the investor must first telephone the Trust to receive instructions for wire transfer, and the following information will be requested: name of authorized person; shareholder name; shareholder account number; name of Fund and share class; and amount being wired.

A purchase order, together with payment in proper form, received by the Transfer Agent prior to the close of business (ordinarily, 4:00 p.m., Eastern time) on a day the Trust is open for business will be effected at that day's net asset value. An order received after the close of business will generally be effected at the net asset value determined on the next business day. However, orders received by certain retirement plans and other financial intermediaries by the close of, business and communicated to the Transfer Agent by 9:00 a.m. Eastern time, on the following business day will be effected at the net asset value determined on the prior business day. The Trust is "open for business" on each day the Exchange is open for trading, which excludes the following days: Sunday, Saturday, New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Purchase orders will be accepted only on days on which the Trust is open for business.

b. Sales in Japan

The terms applicable to an investor's account may restrict the frequency or timing of purchases or repurchases, which may have the effect of limiting an investor's ability to respond to changing market conditions.

Shares shall not be offered, sold, resold or delivered in Japan to a United States person through the Handling Securities Company except for the Shares currently held by a United States person.

The offer for subscription of the Shares may be made in Japan on any date (which is a Fund Business Day and a business day in Japan), during the subscription period, referred to in "Part I. Information Concerning Securities, 8. Period of Subscription" of the Securities Registration Statement filed by the Trust in accordance with the terms set forth in "Part I. Information Concerning Securities" of the Securities Registration Statement.

A Handling Securities Company shall provide to the investors a Contract Concerning a Foreign Securities Transaction Account ("Contract") and receive from such investors an application for requesting the opening of a transactions account under the Contract. The purchase shall be made in the minimum investment of 100 Shares and in integral multiples of 10 Shares for the initial subscription and the same for any subsequent subscription.

The issue price per Share shall be, in principle, the net asset value per Share, next calculated on a Fund Business Day on which the Trust has received the application for purchase of such Share. The Trade Day in Japan is the day (which shall be a business day in Japan) on which the Handling Securities Company obtains a confirmation from the Trust to the effect that the relevant order is executed; such Trade Day is ordinarily the business day in Japan immediately following the day on which the relevant application for purchase of Shares is made to the Handling Securities Company. The settlement shall be made with the investors on the third business day in Japan after the Trade Day.

The dividend is declared on a daily basis and shall be calculated as of the last Fund Business Day of each month, so that the dividend shall be paid out with respect of such month. The dividend shall be paid out by the Trust on the first Fund Business Day of each month, and such dividend shall be paid in yen to the investors in Japan on the business day in Japan immediately following the business day in Japan on which the Handling Securities Company confirms its receipt of dividend (which confirmation may ordinarily be made on the business day in Japan following the date the dividend is paid out from overseas). The details of payment method of such dividend to each investor is determined by the Handling Securities Company and each such investor. The dividend shall be attributable to the shareholders from and including the business day in Japan on which the settlement is made (such date is usually the fourth business day after the date of application for purchase made to the Handling Securities Company).

A Sales Charge shall be payable monthly at a rate equal to 0.15% of the net asset value per Share (determined on the last Fund Business Day of the month in respect of which the relevant dividend, set forth in the next sentence, is calculated) in equal monthly installments up to 24 times, depending on the number of Shares to which the investor subscribes, as set forth in "Part I. Information Concerning Securities, 6. Sale Charge" in the Securities Registration Statement of the Trust. Such Sales Charge shall become payable, by deducting from the dividend, starting two months after the month in which the application for purchase is made. If (i) no dividend is paid in any month or (ii) the amount of any dividend to be paid in any month is less than the amount of the Sales Charge payable with respect to such month, then the relevant Sales Charge with respect to such month shall not be paid in such month, but shall be payable in the next month.

The Shareholders in Japan are required to entrust the custody of their Shares represented by a global certificate with Nikko Cordial. The matters concerning the receipt are in accordance with the Contract.

The subscription amount of Shares shall be paid in yen and the yen exchange rate shall be the exchange rate which shall be based on the foreign exchange rate quoted in the Tokyo Foreign Exchange Market on the Trade Day of each subscription and which shall be determined by such Handling Securities Company. Provided, however, that such subscription amount may be paid in dollars to the extent acceptable to Handling Securities Company, such as by means of wire transfer through banks.

In addition, the Handling Securities Companies in Japan who are members of the Japan Securities Dealers Association cannot continue sales of the Shares in Japan when the net assets of the Fund are less than Yen 100,000,000 or the Shares otherwise cease to comply with the "Standards of Selection of Foreign Investment Fund Securities" established by the Japan Securities Dealers Association.

c. Other Purchase Information
In the interest of economy and convenience, certificates for Shares will not be issued to the investors in the U.S. For description of the Shares of the investors in Japan, see "(iv) Custody" below.

The Trust and the Distributor each reserves the right, in its sole discretion, to suspend the offering of Administrative Class Shares or to reject any purchase order, in whole or in part, or to repurchase Administrative Class Shares, in whole or in part, when, in the judgment of management, such suspension or rejection is in the best interests of the Trust. The Trust and the Distributor may also waive the minimum initial investment for certain investors.

The Trust and Advisor each reserves the right to restrict purchases of Administrative Class Shares when a pattern of frequent purchases and sales made in response to short-term fluctuation in share price appears evident.

(iii)	Procedure of Repurchase:
a. Repurchase in the United States
Repurchases by Mail

Administrative Class Shares may be repurchased by submitting a written request to the Trust, stating the Fund from which the Administrative Class Shares are to be repurchased, the class of shares, the number or dollar amount of the Shares to be repurchased and the account number. The request must be signed exactly as the names of the registered owners appear on the Trust's account records, and the request must be signed by the minimum number of persons designated on the Client Registration Application that are required to effect a repurchase.

Repurchases by Telephone or Other Wire Communication

If an election is made on the Client Registration Application (or subsequently in writing), repurchases of Administrative Class Shares may be requested by calling the Trust or by other means of wire communication. Investors should state the Fund and class from which the Administrative Class Shares are to be repurchased, the number or dollar amount of the Administrative Class Shares to be repurchased and the account number. Repurchase requests of an amount of $10 million or more may be initiated by telephone, but must be confirmed in writing by an authorized party prior to processing.

In electing a telephone repurchase, the investor authorizes PIMCO and the Transfer Agent to act on telephone instructions from any person representing himself to be the investor, and reasonably believed by PIMCO and the Transfer Agent to be genuine. Neither the Trust nor its Transfer Agent will be liable for any loss, cost or expense for acting on instructions (whether in writing or by telephone) believed by the party receiving such instructions to be genuine and in accordance with the procedures described in the prospectus describing the Shares. Shareholders should realize that by electing the telephone or wire repurchase option, they may be giving up a measure of security that they might have if they were to repurchase their shares in writing. Furthermore, interruptions in telephone service may mean that a shareholder will be unable to effect a repurchase by telephone when desired. The Transfer Agent provides written confirmation of transactions initiated by telephone as a procedure designed to confirm that telephone instructions are genuine (written confirmation is also provided for repurchase requests received in writing). All telephone transactions are recorded, and PIMCO or the Transfer Agent may request certain information in order to verify that the person giving instructions is authorized to do so. All repurchases, whether initiated by letter or telephone, will be processed in a timely manner and proceeds will be forwarded by wire in accordance with the repurchase policies of the Trust detailed below.

Shareholders may decline telephone repurchase privileges after an account is opened by instructing the Transfer Agent in writing at least seven business days prior to the date the instruction is to be effective. Shareholders may experience delays in exercising telephone repurchase privileges during periods of abnormal market activity. During periods of volatile economic or market conditions, shareholders may wish to consider transmitting repurchase orders by telegram, facsimile or overnight courier.

Other Repurchase Information

Repurchase requests for Shares are effected at the net asset value per share next determined after receipt in good order of the repurchase request by the Trust or its designee. A repurchase request received by the Trust or its designee prior to 4:00 p.m. Eastern time on a day the Trust is open for business is effective on that day. A repurchase request received after that time becomes effective on the next business day.

Payment of the repurchase price will ordinarily be wired to the investor's bank one business day after the repurchase request, but may take up to seven business days. Repurchase proceeds will be sent by wire only to the bank name designated on the Client Registration Application.

For shareholder protection, a request to change information contained in an account registration (for example, a request to change the bank designated to receive wire repurchase proceeds) must be received in writing, signed by the minimum number of persons designated on the Client Registration Application that are required to effect a repurchase, and accompanied by a signature guarantee from any eligible guarantor institution, as determined in accordance with the Trust's procedures.

b. Repurchase in Japan

The Shareholders in Japan may request for repurchase of their Shares only on the last Fund Business Day in each month. For such purpose, such Shareholders may entrust the repurchase (as of the last Fund Business Day in each month) with the Handling Securities Company during the period of five business days in Japan on and prior to the last Fund Business Day in each month; provided, however, in the following extraordinary circumstances, the Shareholders in Japan (or their heirs) may request for repurchase of their Shares on any Fund Business Day without any repurchase fees:

1. the Shareholder dies;
2. most of the Shareholder's assets are lost due to natural calamity;
3. the Shareholder is adjudicated as bankrupt;
4. the Shareholder is not capable of maintaining his livelihood due to disease or disability;
5. the Administrator judges that an event similar to the 1. through 4. above has taken place (such as fire, loss of job); and
6. the Administrator judges that a material event has taken place in case of institutional or corporate investors (such as bankruptcy or default)

The request for repurchase is made to the Trust through PIMCO Advisors Distributors LLC, the Distributor, and through the Handling Securities Company. The repurchase may be made per Share. The repurchase price is equal to the net asset value per Share on the Fund Business Day on which the Trust receives the request for repurchase. The Trade Day for each repurchase is the business day in Japan on which the Handling Securities Company receives a confirmation from the Trust or any designated entity thereof to the effect that the repurchase order is executed (such confirmation may usually be received in Japan on the business day in Japan immediately after the last Fund Business Day on which the relevant request for repurchase is made). The settlement is usually made on the third business day in Japan immediately after the Trade Day for the relevant repurchase. Provided, however, that the Shareholder in Japan who requests the repurchase of Share will cease to be a Shareholder as of the date on which the Trust receives, through the Handling Securities Company, and confirms the execution of, the relevant repurchase. In case the request for repurchase is made, the dividend shall be paid from and including the date of settlement of each subscription of Shares on which the subscription amount of Shares is received by the Trust (or, if any dividend is already paid, from the first Fund Business Day of the month in which the request for repurchase is made) to and including the date immediately prior to the first Fund Business Day of the next month. If all or any part of the Sales Charge is not yet paid when the request for repurchase is made, then the unpaid Sales Charge shall be deducted from the repurchase price. The repurchase shall be paid in yen through the Handling Securities Company in accordance with the Contract. The yen exchange rate therefor shall be the exchange rate which shall be based on the foreign exchange rate quoted in the Tokyo Foreign Exchange Market on the Trade Day of each repurchase and which shall be determined by such Handling Securities Company; provided, however, that such repurchase price may be paid in dollars to the extent acceptable to the Handling Securities Company, such as by means of wire transfer to banks.

The request for repurchase is made to the Trust through PIMCO Advisors Distributors LLC, the Distributor, and through the Handling Securities Company. The repurchase may be made per Share. The repurchase price is equal to the net asset value per Share on the Fund Business Day on which the Trust receives the request for repurchase. The Trade Day for each repurchase is the business day in Japan on which the Handling Securities Company receives a confirmation from the Trust or any designated entity thereof to the effect that the repurchase order is executed (such confirmation may usually be received in Japan on the business day in Japan immediately after the last Fund Business Day on which the relevant request for repurchase is made). The settlement is usually made on the third business day in Japan immediately after the Trade Day for the relevant repurchase. Provided, however, that the Shareholder in Japan who requests the repurchase of Share will cease to be a Shareholder as of the date on which the Trust receives, through the Handling Securities Company, and confirms the execution of, the relevant repurchase. In case the request for repurchase is made, the dividend shall be paid from and including the date of settlement of each subscription of Shares on which the subscription amount of Shares is received by the Trust (or, if any dividend is already paid, from the first Fund Business Day of the month in which the request for repurchase is made) to and including the date immediately prior to the first Fund Business Day of the next month. If all or any part of the Sales Charge is not yet paid when the request for repurchase is made, then the unpaid Sales Charge shall be deducted from the repurchase price. The repurchase shall be paid in yen through the Handling Securities Company in accordance with the Contract. The yen exchange rate therefor shall be the exchange rate which shall be based on the foreign exchange rate quoted in the Tokyo Foreign Exchange Market on the Trade Day of each repurchase and which shall be determined by such Handling Securities Company; provided, however, that such repurchase price may be paid in dollars to the extent acceptable to the Handling Securities Company, such as by means of wire transfer to banks.

c. Suspension of Repurchase:

The Fund may suspend shareholders' right of repurchase, or postpone payment for more than seven days, if the Exchange is closed for other than customary weekends or holidays, or if permitted by the rules of the SEC during periods when trading on the Exchange is restricted or during any emergency which makes it impracticable for the Fund to dispose of its securities or to determine fairly the value of its net assets, or during any other period permitted by order of the SEC for protection of investors.

d. Trust's right to repurchase Shares

Due to the relatively high cost of maintaining small accounts, the Trust reserves the right to repurchase Administrative Class Shares of the Trust in any account for their then-current value (which will be promptly paid to the investor) if at any time, due to repurchase by the investor, the Administrative Class Shares in the account do not have a value of at least $100,000. A shareholder will receive advance notice of a mandatory repurchase and will be given at least 30 days to bring the value of its account up to at least $100,000, or $10,000 as the case may be. This mandatory repurchase policy does not apply to participants in PIMCO Advisors Portfolio Strategies, managed product sponsored by Allianz Dresdner Asset Management of America L.P.

The Trust agrees to repurchase shares of the Fund solely in cash up to the lesser of $250,000 or 1% of the net assets during any 90-day period for any one shareholder. In consideration of the best interests of the remaining shareholders, the Trust reserves the right to pay any repurchase proceeds exceeding this amount in whole or in part by a distribution in kind of securities held by the Fund in lieu of cash. It is highly unlikely that Administrative Class Shares would ever be repurchased in kind. If Administrative Class Shares are repurchased in kind, however, the repurchasing shareholder should expect to incur transaction costs upon the disposition of the securities received in the distribution.

(iv)	Custody:
In the interest of economy and convenience, certificates for Shares will not be issued to shareholders in the U.S.

To shareholders in Japan, the Trust shall issue a global certificate representing Shares held by such shareholders, and such global certificate shall be held in custody in the name of Nikko Cordial by the Custodian, the Distributor or any designated entity thereof; provided, however, that neither Nikko Cordial nor shareholders in Japan can withdraw the said global certificate or any part thereof from the custody, or request the Trust to issue of any certificate (in definitive form or otherwise) representing any Share. Shareholders in Japan shall be required to entrust the custody of their Shares with Nikko Cordial.

(v)	Duration:

Unless terminated, the Fund shall continue without limitation of time. The Fund may be terminated at any time by a vote of the Shareholders holding a majority of the shares outstanding and entitled to a vote or by written instrument signed by a majority of the Trustees.

(vi)	Accounting Period:
The accounts of the Fund will be closed each year on March 31.
(vii) Others:
a. Authorized Shares:
There is no prescribed authorized number of shares, and shares may be issued from time to time.
b. Amended and Restated Declaration of Trust:

Originals or copies of the Amended and Restated Declaration of Trust, as amended, are maintained in the office of the Trust and are made available for public inspection for the shareholders on such terms as are conferred by law or authorized by the Trustees or by resolutions of the shareholders. Originals or copies of the Amended and Restated Declaration of Trust, as amended, are on file in the United States with the Secretary of State of the Commonwealth of Massachusetts.

The Amended and Restated Declaration of Trust may be amended at any time by vote of shareholders holding a majority of the shares entitled to vote, except that an amendment which shall affect the holders of one or more series or classes of shares but not the holders of all outstanding series and classes shall be authorized by vote of the shareholders holding a majority of the shares entitled to vote of each series and class affected and no vote of shareholders of a series or class not affected shall be required. Amendments having the purpose of changing the name of the Trust or of supplying any omission, or curing, correcting or supplementing any ambiguous, defective or inconsistent provision contained in the Amended and Restated Declaration of Trust, or of making any other change that does not materially adversely affect the rights of shareholders, or if the Trustees deem it necessary to conform the Amended and Restated Declaration of Trust to the requirements of applicable state or federal laws or regulations, including the U.S. Internal Revenue Code, shall not require authorization by shareholder vote.

In Japan, material changes in the Amended and Restated Declaration of Trust shall be published or notice thereof shall be sent to the Japanese Shareholders.
c. Issue of Warrants, Subscription Rights, etc.:
The Trust may not grant privileges to purchase shares of the Fund to shareholders or investors by issuing warrants, subscription rights or options, or other similar rights.
d. How Performance Is Shown:

The Trust may, from time to time, include the yield and total return for Administrative Class Shares of the Fund in advertisements or reports to shareholders or prospective investors. Quotations of yield will be based on the investment income per share (as defined by the SEC) during a particular 30-day (or one-month) period (including dividends and interest), less expenses accrued during the period ("net investment income"), and will be computed by dividing net investment income by the maximum public offering price per share on the last day of the period.

Quotations of average annual total return will be expressed in terms of the average annual compounded rate of return of a hypothetical investment over periods of one, five and ten years (up to the life of the Fund), reflect the deduction of a proportional share of expenses (on an annual basis), and assume that all dividends and distributions are reinvested when paid. Total return is measured by comparing the value of an investment in the Fund at the beginning of the relevant period to the repurchase value of the investment in the Fund at the end of the period (assuming immediate reinvestment of any dividends or capital gains distributions at net asset value). The Fund may advertise total return using alternative methods that reflect all elements of return, but that may be adjusted to reflect the cumulative impact of alternative fee and expense structures, such as the currently effective advisory and administrative fees for the Fund. Consistent with SEC rules and informal guidance, for periods prior to the initial offering date of Administrative Class Shares of the Fund, total return presentations for the class will be based on the historical performance of an older class of the Fund (the "Institutional Class"), but not reflecting any higher operating expenses (such as distribution and servicing fees) associated with the Shares. All other things being equal, such higher expenses would have adversely affected (i.e., reduced) total return for Administrative Class Shares by the amount of such higher expenses, compounded over the relevant period. For the one-year, and five-year periods ended March 31, 2002, the average annual total return for Shares of the Fund was 6.89% and 8.16%, respectively. For the period from the September 8, 1994 inception of the Administrative Class of the Fund though March 31, 2002, the annualized total return of the Shares of the Fund was 8.18%. The 30-day yield for the Shares of the Fund for the period ended March 31, 2002 was 4.14%. The Trust also may provide current distribution information to its shareholders in shareholder reports or other shareholder communications, or in certain types of sales literature provided to prospective investors. Current distribution information for the Administrative Class Shares of the Fund will be based on distributions for a specified period (i.e., total dividends from net investment income), divided by the class net asset value per share on the last day of the period and annualized. The rate of current distributions does not reflect deductions for unrealized losses from transactions in derivative instruments such as options and futures, which may reduce total return. Current distribution rates differ from standardized yield rates in that they represent what the Administrative Class Shares of the Fund has declared and paid to shareholders as of the end of a specified period rather than the Fund's actual net investment income for that period.

Performance information for the Trust may also be compared to various unmanaged indexes, as well as to indexes prepared for entities or organizations which track the performance of investment companies or investment advisors. Unmanaged indexes generally do not reflect deductions for administrative and management costs and expenses. PIMCO may also report to shareholders or to the public in advertisements concerning the performance of PIMCO as advisor to clients other than the Trust, and on the comparative performance or standing of PIMCO in relation to other money managers. Such comparative information may be compiled or provided by independent ratings services or by news organizations. Any performance information, whether related to the Fund or to the Advisor, should be considered in light of the Fund's investment objective and policies, characteristics and quality of the portfolio, and the market conditions during the time period indicated, and should not be considered to be representative of what may be achieved in the future.

Investment results will fluctuate over time, and any presentation of total return or yield for any prior period should not be considered as a representation of what an investor's total return or yield may be in any future period.

(2)	Outline of Disclosure System:
A.	Disclosure in U.S.A.:
(i) Disclosure to shareholders
In accordance with the 1940 Act, the Trust is required to send to its shareholders annual and semi-annual reports containing financial information.
(ii)	Disclosure to the SEC
The Trust has filed a registration statement with the SEC on Form N-1A; the Trust updates that registration statement periodically in accordance with the 1933 Act and the 1940 Act.
B.	Disclosure in Japan:
	a.	Disclosure to the Supervisory Authority:
	(i)	Disclosure under the Securities and Exchange Law

When the Fund intends to offer the shares amounting to more than 100 million yen in Japan, it shall submit to the Director-General of Kanto Local Finance Bureau of Japan securities registration statements together with the copies of the Amended and Restated Declaration of Trust and the agreements with major related companies as attachments thereto. The said documents are made available for public inspection for investors and any other persons who desire at the Kanto Local Finance Bureau.

The Handling Securities Companies of the shares shall deliver to the investors prospectuses the contents of which are substantially identical to Part I and Part II of the securities registration statements. For the purpose of disclosure of the financial conditions, etc., the Trustees shall submit to the Director-General of Kanto Local Finance Bureau of Japan securities reports within 6 months of the end of each fiscal year, semi-annual reports within 3 months of the end of each semi-annual period and extraordinary reports from time to time when changes occur as to material subjects of the Fund. These documents are available for public inspection for the investors and any other persons who desire at the Kanto Local Finance Bureau.

	(ii)	Notification, etc. under the Law Concerning Investment Trusts and Investment Corporations

In order to deal with the subscription, etc. of the Shares, the Fund shall, in advance, notify certain matters concerning the Fund to the Head of the Financial Services Agency in accordance with the Law Concerning Investment Trusts and Investment Corporations (Law No. 198 of 1951) (hereinafter referred to as the "Investment Trust Law"). Also, in case of an amendment to the Amended and Restated Declaration of Trust of the Fund and the agreements of the Fund, the Fund shall, in advance, notify such effect and contents thereof to the Head of the Financial Services Agency. Furthermore, the Fund shall, promptly after each fiscal period of the Fund is closed, make and file with the Head of the Financial Services Agency an investment report on certain matters concerning the assets of the Fund in accordance with the Investment Trust Law.

	b.	Disclosure to Japanese Shareholders:

The Japanese shareholders will be notified of the material facts which would change their position, including material amendments to the Amended and Restated Declaration of Trust of the Trust, and of notices from the Trustees, through the Handling Securities Companies.

The financial statements shall be sent to the Japanese shareholders through the Handling Securities Companies or the summary thereof shall be carried in daily newspapers.
(3)	Exercise of Rights by Shareholders, etc:
(A)	Rights of Shareholders:

Shareholders must register their shares in their own name in order to exercise directly their rights as shareholders. Therefore, shareholders in Japan cannot exercise directly their shareholders' rights, because their Shares are registered in the name of Nikko Cordial. Shareholders in Japan may have the Handling Securities Companies exercise their rights on their behalf in accordance with the Account Agreement with the Handling Securities Companies. The major rights enjoyed by Shareholders are as follows:

	(a)	Voting rights

Each share has one vote, with fractional shares voting proportionally. Shares of the Fund will vote together as a single class except when otherwise required by law or as determined by the Trustees. Although the Fund is not required to hold annual meetings of its shareholders, shareholders holding at least 10% of the outstanding shares entitled to vote have the right to call a meeting for the purpose of removing a Trustee.

	(b)	Repurchase rights
Shareholders are entitled to request repurchase of shares at their net asset value at any time.
	(c)	Rights to receive dividends

Shareholders are entitled to receive any distribution declared by the Trustees. Distributions are generally made from net investment income monthly and from any net realized capital gains at least annually.

Shareholders may choose two distribution options, though investors in Japan may only choose the last alternative.
	-	Reinvest all distributions in additional Shares without a sales charge; or
- Receive distributions from net investment income and capital gains distributions in cash.
	(d)	Right to receive distributions upon dissolution
Shareholders of the Fund are entitled to receive distributions upon dissolution in proportion to the number of shares then held by them, except as otherwise required.
	(e)	Right to inspect accounting books and the like

The Trustees shall from time to time determine whether and to what extent, and at what times and places, and under what conditions and regulations the accounts and books of the Trust or any of them shall be open to the inspection of the shareholders; and no shareholder shall have any right to inspect any account or book or document of the Trust except as conferred by laws or authorized by the Trustees or by resolution of the shareholders.

	(f)	Right to transfer shares
Shares are transferable without restriction except as limited by applicable law.
	(g)	Rights with respect to the U.S. registration statement

If, under the 1933 Act, there is any false statement concerning any material information in the U.S. registration statement, or any omission of any statement of material information necessary to be stated therein to avoid materially misleading investors, shareholders are generally entitled to institute a lawsuit, against a person who signed the relevant registration statement, including a trustee of the issuer (or any person placed in the same position) at the time of filing such statement, as well as certain persons involved in preparing such statement.

(B)	Foreign Exchange Control in U.S.A.:
In the United States, there are no foreign exchange control restrictions on remittance of dividends, repurchase money, etc. of the Shares to Japanese shareholders.
(C)	Agent in Japan:
Hidetaka Mihara Attorney-at-law Nagashima Ohno & Tsunematsu Kioicho Building, 3-12, Kioicho, Chiyoda-ku, Tokyo
The foregoing law firm is the true and lawful agent of the Trust to represent and act for the Trust in Japan for the purpose of;
(1)	the receipt of any and all communications, claims as to matters involving problems under the laws and the rules and regulations of the JSDA and
(2)

any and all judicial and extra-judicial acts and things on behalf of the Trust in connection with any and all disputes, and legal proceedings relating to the sale, offer and repurchase transactions in Japan of the Shares of the Fund.

The agent for the registration with the Director-General of Kanto Local Finance Bureau of the continuous disclosure is each of the following persons:
Hidetaka Mihara Masato Suzuki Attorneys-at-law Nagashima Ohno & Tsunematsu Kioicho Building, 3-12, Kioicho, Chiyoda-ku, Tokyo
(D)	Jurisdiction:

Limited only to litigation brought by Japanese investors regarding transactions relating to (D)(2) above, the Fund has agreed that the following court has jurisdiction over such litigation and the Japanese law is applicable thereto:

Tokyo District Court 1-4, Kasumigaseki 1-chome Chiyoda-ku, Tokyo
II.	FINANCIAL CONDITIONS OF THE FUND
1.	FINANCIAL STATEMENTS
a.

Financial Statements in Japanese language of the Fund for the last two fiscal years are translated from the English version of audited financial statements prepared by the Trust, pursuant to the provisions of Article 127 (5) proviso of the "Regulations Concerning Terminology, Forms and Method of Preparation of Financial Statements, etc." (Ministry of Finance (MOF) ordinance No. 59 of 1963) under the "Ordinance of the Cabinet Office Concerning the Disclosure of the Content, etc. of the Specific Securities" (MOF ordinance No. 22 of 1993), except the parts presented in yen translated from dollars.

The aforesaid financial statements have been audited by PricewaterhouseCoopers LLP, the accountants in the U.S. of the Trust, and their Auditor's report as included herein has been received by the Trust.

b.

The signed originals of the Auditors Reports and the Consent Letter for the aforementioned financial statements of the Fund with respect to the years ended March 31, 2002 and March 31, 2001 are included in the Securities Report of the Fund dated September 30, 2002 and the Securities Report of the Fund dated September 28, 2001, respectively; accordingly, the Auditors Reports and Consent Letter included herein are the copies of such signed originals of the Auditors Reports and Consent Letter included in the Securities Report.

c.

Financial Statements in Japanese language of the Fund for the period ended September 30, 2002 are translated from the English version of financial statements prepared by the Trust, pursuant to the provisions of Article 63 (4) proviso of the "Regulations Concerning Terminology, Forms and Method of Preparation of Interim Financial Statements, etc." (Ministry of Finance (MOF) ordinance No. 38 of 1977) under the "Ordinance of the Cabinet Office Concerning the Disclosure of the Content, etc. of the Specific Securities" (MOF ordinance No. 22 of 1993), except the parts presented in yen translated from dollars.

The aforesaid financial statements have not been audited by PricewaterhouseCoopers LLP, the accountants in the U.S. of the Trust.
d.

The original financial statements of the Fund are presented in U.S. dollars. The Japanese translation of the financial statements are also presented in Japanese yen translated from the U.S. dollars. The amount presented in Japanese yen are translated solely for convenience from the amounts in U.S. dollars at the exchange rate of U.S.$1.00=Yen 123.20, being the mean of telegraphic transfer selling and buying exchange rate vis-à-vis Customers quoted from The Bank of Tokyo-Mitsubishi as of October 31, 2002. Amounts less than one million yen are rounded up or down to nearer one million yen.

Consent of Independent Accountants

 To the Trustees and Administrative Class Shareholders of the PIMCO Total Return Fund

You have informed us that the Report of Independent Accountants dated May 23, 2002 and 2001 relating to the financial statements for the fiscal year ended March 31, 2002 and 2001, respectively, of the Total Return Fund Administrative Class (the "Fund") is to be included in the Securities Registration Statement, the Securities Report (including amendments to the Securities Registration Statement and the Securities Report) and the Investment Report of the Fund.

We hereby consent to the inclusion in the Securities Registration Statement, the Securities Report (including amendments to the Securities Registration Statement and the Securities Report) and the Investment Report of our Report of Independent Accountants and any reference thereto and references to our name in the form and context in which they are included.

PricewaterhouseCoopers LLP
Kansas City, Missouri
September 6, 2002

Report of Independent Accountants

To the Trustees and Administrative Class Shareholders of the PIMCO Total Return Fund

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations, of changes in net assets and the financial highlights for the Administrative Class shares presents fairly, in all material respects, the financial position of the Total Return Fund (hereafter referred to as the "Fund") at March 31, 2002, the results of operations, the changes in net assets and the financial highlights for the Administrative Class shares for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereinafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at March 31, 2002 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Kansas City, Missouri
May 23, 2002

Report of Independent Accountants

To the Trustees and Administrative Class Shareholders of the PIMCO Total Return Fund

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations, of changes in net assets and the financial highlights for the Administrative Class shares presents fairly, in all material respects, the financial position of the Total Return Fund (hereafter referred to as the "Fund") at March 31, 2001, the results of operations, the changes in net assets and the financial highlights for the Administrative Class shares for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America.  These financial statements and financial highlights (hereinafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit.  We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation.  We believe that our audit, which included confirmation of securities at March 31, 2001 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Kansas City, Missouri
May 23, 2001

Statements of Assets and Liabilities

March 31, 2002

Amounts in thousands, except per share amounts	Total Return Fund

Assets:
Investments, at value	$ 67,170,655
Cash	39,460
Foreign currency, at value	29,780
Receivable for investments sold and forward foreign currency contracts	4,506,512
Receivable for Fund shares sold	456,245
Variation margin receivable	5,071
Interest and dividends receivable	483,918
Other assets	0
72,691,641

Liabilities:
Payable for investments purchased and forward foreign currency contracts	$ 18,446,199
Payable for financing transactions	0
Payable for short sale	317,824
Due to Custodian	0
Written options outstanding	307,007
Payable for Fund shares redeemed	289,801
Dividends payable	38,221
Accrued investment advisory fee	11,205
Accrued administration fee	9,646
Accrued distribution fee	3,991
Accrued servicing fee	1,885
Variation margin payable	0
Recoupment payable to Manager	0
Other liabilities	52,836
19,478,615

Net Assets	$ 53,213,026

Net Assets Consist of:
Paid in capital	$ 53,277,381
Undistributed (overdistributed) net investment income	210,720
Accumulated undistributed net realized gain (loss)	(54,677)
Net unrealized appreciation (depreciation)	(220,398)
$ 53,213,026

Net Assets:
Administrative class	$ 8,900,453
Other Classes	44,312,573

Shares Issued and Outstanding:
Administrative class	854,706

Net Asset Value and Redemption Price Per Share (Net Assets Per Share Outstanding)
Administrative class	$ 10.41

Cost of Investments Owned	$ 67,359,581
Cost of Foreign Currency Held	$ 29,681

Statements of Operations

For the year ended March 31, 2002

Amounts in thousands	Total Return Fund

Investment Income:
Interest, net of foreign taxes	$ 2,609,946
Dividends, net of foreign taxes	49,203
Miscellaneous income	0
Total Income	2,659,149

Expenses:
Investment advisory fees	118,914
Administration fees	100,611
Distribution and/or servicing fees - Administrative Class	17,671
Distribution and/or servicing fees - Other Classes	39,117
Trustees' fees	300
Organization costs	0
Interest expense	528
Miscellaneous expense	4
Total expenses	277,145

Net Investment Income	2,382,004

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	570,086
Net realized gain (loss) on futures contracts, written options and swaps	780,545
Net realized gain (loss) on foreign currency transactions	56,035
Net change in unrealized appreciation (depreciation) on investments	(616,915)
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	(50,974)
Net change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies	8,455
Net Gain (Loss)	747,232

Net Increase in Assets Resulting from Operations	$ 3,129,236

Statements of Changes in Net Assets

Amounts in thousands	Total Return Fund
	Year Ended	Year Ended
	March 31, 2002	March 31, 2001
Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$ 2,382,004	$ 2,324,651
Net realized gain	1,406,666	1,226,362
Net change in unrealized appreciation (depreciation)	(659,434)	795,370
Net increase resulting from operations	3,129,236	4,346,383

Distributions to Shareholders:
From net investment income
Administrative Class	(344,120)	(252,403)
Other Classes	(2,036,499)	(2,076,350)

From net realized capital gains
Administrative Class	(216,063)	0
Other Classes	(1,142,555)	0

Tax basis return of capital
Administrative Class	0	0
Other Classes	0	0

Total Distributions	(3,739,237)	(2,328,753)

Fund Share Transactions:
Receipts for shares sold
Administrative Class	5,123,488	2,801,443
Other Classes	18,053,389	13,545,066

Issued as reinvestment of distributions
Administrative Class	462,124	198,869
Other Classes	2,653,654	1,652,165

Cost of shares redeemed
Administrative Class	(1,915,219)	(1,104,430)
Other Classes	(13,059,802)	(8,141,623)
Net increase (decrease) resulting from Fund share transactions	11,317,634	8,951,490

Total Increase (Decrease) in Net Assets	10,707,633	10,969,120

Net Assets:
Beginning of period	42,505,393	31,536,273
End of period *	$ 53,213,026	$ 42,505,393

*Including net undistributed (overdistributed) investment income of:	$ 210,720	$ 154,725

Financial Highlights
Total Return Fund

Selected Per Share Data for the Year or Period Ended:	03/31/2002	03/31/2001	03/31/2000	03/31/1999	03/31/1998

Net Asset Value Beginning of Period	$ 10.52	$ 9.96	$ 10.36	$ 10.62	$ 10.27
Net Investment Income (Loss)	0.51 (a)	0.64 (a)	0.61 (a)	0.61 (a)	0.61 (a)
Net Realized / Unrealized Gain (Loss) on Investments	0.20 (a)	0.56 (a)	(0.41) (a)	0.16 (a)	0.63 (a)
Total Income from Investment Operations	0.71	1.20	0.20	0.77	1.24
Dividends from Net Investment Income	(0.52)	(0.64)	(0.60)	(0.61)	(0.62)
Distributions from Net Realized Capital Gains	(0.30)	0.00	0.00	(0.42)	(0.27)
Tax Basis Return of Capital	0.00	0.00	0.00	0.00	0.00
Total Distributions	(0.82)	(0.64)	(0.60)	(1.03)	(0.89)
Net Asset Value End of Period	$ 10.41	$ 10.52	$ 9.96	$ 10.36	$ 10.62
Total Return	6.89%	12.52%	2.07%	7.33%	12.36%
Net Assets End of Period (000s)	$ 8,900,453	$ 5,353,222	$ 3,233,785	$ 1,972,984	$ 481,730
Ratio of Expenses to Average Net Assets	0.68%	0.74% (b)	0.79% (b)	0.68%	0.68%
Ratio of Net Investment Income (Loss) to Average Net Assets	4.85%	6.31%	6.01%	5.52%	5.74%
Portfolio Turnover Rate	445%	450%	223%	154%	206%

(a) Per share amounts based on average number of shares outstanding during the period.
(b) Ratio of expenses to average net assets excluding interest expense 0.68%.

Notes to Financial Statements

March 31, 2002

1. Organization

PIMCO Funds: Pacific Investment Management Series (the "Trust") was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end investment management company. The Trust currently consists of 45 separate investment funds (the "Funds"). The Trust may offer up to six classes of shares: Institutional, Administrative, A, B, C and D. Each share class has identical voting rights (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Information presented in these financial statements pertains to the Administrative Class of the Total Return Fund (the "Fund"). Certain detailed financial information for the Institutional, A, B, C and D Classes (the "Other Classes") is provided separately and is available upon request.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security Valuation. Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is determined at the close of regular trading (normally, 4:00 p.m. Eastern Time) on the New York Stock Exchange on each day the New York Stock Exchange is open, or if no sales are reported, as is the case for most securities traded over-the-counter, the mean between representative bid and asked quotations obtained from a quotation reporting system or from established market makers. Fixed income securities, including those to be purchased under firm commitment agreements, are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Short-term investments which mature in 60 days or less are valued at amortized cost, which approximates market value. Certain fixed income securities for which daily market quotations are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to fixed income securities whose prices are more readily obtainable.

Securities Transactions and Investment Income. Securities transactions are recorded as of the trade date. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Effective April 1, 2001, the accounting method relating to the amortization of premiums and discounts changed to the interest method, which did not materially affect the Fund's financial statements.

Dividends and Distributions to Shareholders. Dividends from net investment income, if any, of the Fund are declared on each day the Trust is open for business and are distributed to shareholders monthly. Net realized capital gains earned by the Fund, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for such items as wash sales, foreign currency transactions, net operating losses and capital loss carryforwards.

Distributions reflected as a tax basis return of capital in the accompanying Statements of Changes in Net Assets have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and paid in capital to more appropriately conform financial accounting to tax characterizations of dividends and distributions.

Foreign Currency. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Fluctuations in the value of these assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses). Realized gains (losses) and unrealized appreciation (depreciation) on investment securities and income and expenses are translated on the respective dates of such transactions. The effect of changes in foreign currency exchange rates on investments in securities are not segregated in the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Multiclass Operations. Each class offered by the Trust has equal rights as to assets and voting privileges. Income and non-class specific expenses of the Fund are allocated daily to each class of shares based on the relative value of settled shares. Realized and unrealized capital gains and losses of the Fund are allocated daily to each class of shares based on the relative net assets of each class.

Federal Income Taxes. The Fund intends to qualify as a regulated investment company and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

Financing Transactions. The Fund may enter into financing transactions consisting of the sale by the Fund of securities, together with a commitment to repurchase similar securities at a future date. The difference between the selling price and the future purchase price is an adjustment to interest income. If the counterparty to whom the Fund sells the security becomes insolvent, the Fund's right to repurchase the security may be restricted; the value of the security may change over the term of the financing transaction and the return earned by the Fund with the proceeds of a financing transaction may not exceed transaction costs.

Futures and Options. The Fund is authorized to enter into futures contracts and options. The Fund may use futures contracts and options to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts and options are imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts and options, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts and purchased options are valued based upon their quoted daily settlement prices. The premium received for a written option is recorded as an asset with an equal liability which is marked to market based on the option's quoted daily settlement price. Fluctuations in the value of such instruments are recorded as unrealized appreciation (depreciation) until terminated, at which time realized gains and losses are recognized.

Forward Currency Transactions. The Fund is authorized to enter into forward foreign exchange contracts for the purpose of hedging against foreign exchange risk arising from the Fund's investment or anticipated investment in securities denominated in foreign currencies. The Fund also may enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. All commitments are marked to market daily at the applicable translation rates and any resulting unrealized gains or losses are recorded. Realized gains or losses are recorded at the time the forward contract matures or by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Swaps. The Fund is authorized to enter into interest rate, total return and currency exchange swap agreements in order to obtain a desired return at a lower cost than if the Fund had invested directly in the asset that yielded the desired return. Swaps involve commitments to exchange components of income (generally interest or returns) pegged to the underlying assets based on a notional principal amount. Swaps are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gains or losses in the Statements of Operations. The Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a counterparty. The Fund's exposure to market risk in swap transaction (or credit risk in the case of credit default swaps) may exceed the unrealized appreciation/depreciation on the transaction which is reported in the Statements of Assets and Liabilities. Such exposure is a function of the underlying notional value of the swap transaction.

Short Sales. The Fund has entered into short sales transactions during the fiscal year. A short sale is a transaction of a decline in the market price of the securities. The Fund is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

Stripped Mortgage-Backed Securities (SMBS). SMBS represent a participation in, or are secured by and payable from, mortgage loans on real property, and may be structured in classes with rights to receive varying proportions of principal and interest. SMBS include interest-only securities (IOs), which receive all of the interest, and principal-only securities (POs), which receive all of the principal. If the underlying mortgage assets experience greater than anticipated payments of principal, the Fund may fail to recoup some or all of its initial investment in these securities. The market value of these securities is highly sensitive to changes in interest rates.

Delayed Delivery Transactions. The Fund may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Fund will set aside and maintain until the settlement date in a segregated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Fund has sold a security on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security. Forward sales commitments are accounted for by the Fund in the same manner as forward currency contracts discussed above.

Inflation-Indexed Bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be considered interest income, even though investors do not receive their principal until maturity.

Repurchase Agreements. The Fund may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time. The market value of the collateral must be equal at all times to the total amount of the repurchase obligations, including interest. Generally, in the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred.

Reverse Repurchase Agreements. The Fund is authorized to enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund sells to a financial institution a security that it holds with an agreement to repurchase the same security at an agreed-upon price and date. A reverse repurchase agreement involves the risk that the market value of the security sold by the Fund may decline below the repurchase price of the security.

Restricted Securities. The Fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.

3. Fees, Expenses, and Related Party Transactions

Investment Advisory Fee. Pacific Investment Management Company (PIMCO) is a wholly-owned subsidiary partnership of PIMCO Advisors L.P. and serves as investment adviser (the "Adviser") to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Fund at an annual rate of 0.25% based on average daily net assets of the Fund.

Administration Fee. PIMCO serves as administrator (the "Administrator"), and provides administrative services to the Trust for which it receives from the Fund a monthly administrative fee based on average daily net assets. The Administration Fee for the Administrative Class and Institutional Class is charged at the annual rate of 0.18%. The Administration Fee for the A, B and C Classes is charged at an annual rate of 0.40%. The Administration Fee for Class D is charged at the annual rate of 0.25%.

Distribution and Servicing Fees. PIMCO Funds Distributors LLC, ("PFD"), a wholly-owned subsidiary partnership of Allianz Dresdner Asset Management of America L.P. (formerly PIMCO Advisor L.P.), serves as the distributor of the Trust's shares. The Trust is permitted to reimburse, out of the Administrative Class assets of the Fund in an amount up to 0.25% on an annual basis of the average daily net assets of that class, financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Fund shares as their funding medium. The effective rate paid to PFD was 0.25% during current fiscal year.

Pursuant to the Distribution and Servicing Plans adopted by the A, B, C and D Classes of the Trust, the Trust compensates PFD or an affiliate with respect to Class D for services provided and expenses incurred in connection with assistance rendered in the sale of shares and services rendered to shareholders and for maintenance of shareholder accounts of the A, B, C and D Classes. The Trust paid PFD distribution and servicing fees at an effective rate as set forth below (calculated as a percentage of the Fund's average daily net assets attributable to each class):

	Distribution Fee (%)	Servicing Fee (%)
Class A	-	0.25
Class B	0.75	0.25
Class C	0.75	0.25
Class D	-	0.25

PFD also receives the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of A, B and C Class shares. For the period ended March 31, 2002, PFD received $31,331,609 representing commissions (sales charges) and contingent deferred sales charges.

Expenses. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust's executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the cost of borrowing money, including interest expense; (v) fees and expenses of the Trustees who are not "interested persons" of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class shares and may include certain other expenses as permitted by the Trust's Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above. Each unaffiliated Trustee receives an annual retainer of $60,000, plus $3,000 for each Board of Trustees meeting attended in person and $500 for each meeting attended telephonically, plus reimbursement of related expenses. In addition, each committee chair receives an annual retainer of $1,500. These expenses are allocated to the Funds of the Trust according to their respective net assets.

4. Purchases and Sales of Securities

Purchases and sales of securities (excluding short-term investments) for the period ended
March 31, 2002 were as follows (amounts in thousands):

	U.S. Government/Agency		All Other
	Purchases	Sales	Purchases	Sales

Total Return Fund	$ 258,336,734	$ 258,138,487	$ 22,010,864	$ 14,051,151

5. Shares of Beneficial Interest

The Trust may issue an unlimited number of shares of beneficial interest with a $.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):
	Total Return Fund
	Year Ended 03/31/2002		Year Ended 03/31/2001
	Shares	Amount	Shares	Amount
Receipts for shares sold
Administrative Class	482,744	$ 5,123,488	272,618	$ 2,801,443
Other classes	1,703,178	18,053,389	1,327,867	13,545,066
Issued as reinvestment of distributions
Administrative Class	43,806	462,124	19,472	198,869
Other classes	251,617	2,653,654	162,134	1,652,165
Cost of shares redeemed
Administrative Class	(180,769)	(1,915,219)	(107,873)	(1,104,430)
Other classes	(1,231,500)	(13,059,802)	(799,860)	(8,141,623)
Net increase resulting from Fund share transactions	1,069,076	$ 11,317,634	874,358	$ 8,951,490

6. Federal Income Tax Matters

As of March 31, 2002, the components of distributable taxable earnings were as follows (amounts in thousands):
Net Tax Appreciation
			Net Unrealized	on Derivatives and	Other
	Undistributed	Undistributed	Tax Appreciation/	Foreign Currency	Book-to-Tax	Net
	Ordinary	Long-Term	(Depreciation) on	Denominated	Accounting	Capital Loss	Post-October
	Income	Capital Gains	Investments(1)	Assets/Liabilities(2)	Differences(3)	Carryovers(4)	Losses(5)
Total Return Fund	$ 235,699	$ 4,016	$ (214,544)	$ (68,421)	$ 0	$ 0	$ (21,105)
(1)	Primary difference, if any, between net book appreciation/(depreciation) and net tax appreciation/(depreciation) is attributable to wash sale loss deferrals and unamortized premium on convertible bonds for federal income tax purposes.
(2)	Adjusted for accelerated recognition of unrealized gain/(loss) for certain options, futures, and foreign currency transactions.
(3)	Represents differences income tax regulations and financial accounting principles generally accepted in the United States of America, namely unamortized organizational costs.
(4)	Capital loss carryovers expire in varying amounts through March 31, 2010.
(5)	Represents capital losses realized during the period November 1, 2001 through March 31, 2002 which the Fund elected to defer to the following taxable year pursuant to income tax regulations.

For the fiscal year ended March 31, 2002, the Fund made the following tax basis distributions

(amounts in thousands):
Long-Term
	Ordinary Income	Capital Gains	Return of
	Distributions(6)	Distributions	Capital
Total Return Fund	$ 3,363,115	$ 376,122	$ 0

(6)	Includes short-term capital gains

7. Transactions in Written Call and Put Options

Transactions in written call and put options were as follows (amounts in thousands):
Total Return Fund
Premium
Balance at 03/31/2001	$ 35,755
Sales	898,737
Closing Buys	(140,121)
Expirations	(436,524)
Exercised	(41,722)
Balance at 03/31/2002	$ 316,125

Schedule of Investments
Total Return Fund
March 31, 2002					Principal
					Amount	Value
					(000s)	(000s)
CORPORATE BONDS & NOTES 32.5%
Banking & Finance 19.1%
AB Spintab
	6.800%	due	12/29/2049	(d)	$ 250	$ 253
Abbey National Capital Trust I
	8.963%	due	12/29/2049	(d)	20,800	23,529
Abbey National PLC
	6.700%	due	06/29/2049	(d)	5,000	4,939
ABN AMRO Mortgage Corp.
	7.250%	due	05/31/2005		150	160
Ahold Finance USA, Inc.
	6.875%	due	05/01/2029		11,000	10,304
Air 2 US
	8.027%	due	10/01/2019		9,543	9,224
Allstate Corp.
	7.875%	due	05/01/2005		100	107
	6.750%	due	05/15/2018		280	271
	6.900%	due	05/15/2038		87,200	83,249
Allstate Life Funding LLC
	2.110%	due	07/26/2004	(d)	5,000	5,002
AMERCO
	7.135%	due	10/15/2002		15,000	15,219
American Express Co.
	5.625%	due	01/22/2004		22,700	23,154
	7.450%	due	08/10/2005		1,000	1,072
American General Finance
	7.450%	due	07/01/2002		200	202
	6.250%	due	12/18/2002		1,165	1,194
	6.375%	due	03/01/2003		350	361
	6.170%	due	05/06/2003		3,200	3,298
	8.125%	due	03/15/2046		270	295
Aon Capital Trust A
	8.205%	due	01/01/2027		725	700
Aristar, Inc.
	7.375%	due	09/01/2004		20,000	21,098
Associates Corp. of North America
	7.500%	due	04/15/2002		185	185
	6.500%	due	07/15/2002		750	759
	6.375%	due	07/15/2002		175	177
	6.000%	due	12/01/2002		500	510
	5.750%	due	11/01/2003		5,425	5,586
	5.800%	due	04/20/2004		450	463
	6.625%	due	06/15/2005		100	104
Atlas Reinsurance PLC
	4.563%	due	04/04/2003	(d)	22,700	22,643
	5.563%	due	10/04/2004	(d)	3,000	2,993
Avalon Properties, Inc.
	7.375%	due	09/15/2002		2,565	2,611
Banco Nacional de Comercio Exterior
	7.250%	due	02/02/2004		30,050	31,628
Banesto Delaware, Inc.
	8.250%	due	07/28/2002		43,900	44,596
Bank of America Corp.
	8.125%	due	06/15/2002		350	354
	7.750%	due	07/15/2002		510	517
	7.750%	due	08/01/2002		896	898
	7.200%	due	09/15/2002		1,000	1,019
	7.500%	due	10/15/2002		1,200	1,229
	6.850%	due	03/01/2003		65	67
	9.200%	due	05/15/2003		90	96
	6.875%	due	06/01/2003		100	104
	6.500%	due	08/15/2003		150	156
	6.125%	due	07/15/2004		600	621
	2.151%	due	08/26/2005	(d)	41,100	41,089
	6.750%	due	09/15/2005		200	209
	7.800%	due	02/15/2010		300	325
	7.400%	due	01/15/2011		25,600	27,076
	8.570%	due	11/15/2024		125	145
Bank One Corp.
	2.265%	due	09/26/2003	(d)	9,800	9,811
	2.170%	due	05/07/2004	(d)	8,200	8,209
	2.100%	due	05/10/2004	(d)	121,400	121,434
	5.900%	due	11/15/2011		84,100	80,561
Banponce Financial Corp.
	7.125%	due	05/02/2002		4,700	$4,719
Bayerische Landesbank NY
	6.200%	due	02/09/2006		250	254
Bear Stearns Cos., Inc.
	6.488%	due	10/02/2002		5,000	5,098
	2.340%	due	12/16/2002	(d)	48,900	48,987
	6.125%	due	02/01/2003		25	26
	2.397%	due	03/28/2003	(d)	102,040	102,070
	6.750%	due	04/15/2003		105	108
	2.228%	due	05/06/2003	(d)	25,000	24,985
	2.235%	due	05/16/2003	(d)	43,300	43,273
	2.150%	due	07/22/2003	(d)	25,500	25,390
	6.700%	due	08/01/2003		100	104
	2.200%	due	12/01/2003	(d)	107,100	107,208
	6.625%	due	01/15/2004		200	208
	6.150%	due	03/02/2004		200	206
	8.750%	due	03/15/2004		75	81
	2.510%	due	05/24/2004	(d)	29,300	29,279
	2.331%	due	06/01/2004	(d)	12,665	12,594
	2.310%	due	09/16/2005	(d)	16,000	15,813
Beaver Valley Funding Corp.
	8.250%	due	06/01/2003		190	193
Beneficial Corp.
	8.000%	due	06/18/2002		400	405
	6.030%	due	01/14/2003		320	327
Bombardier Capital Trust I
	2.550%	due	06/15/2002	(d)	16,150	14,806
Bombardier Capital Trust II
	2.550%	due	06/09/2032	(d)	3,600	3,234
Bombardier Capital Trust III
	2.550%	due	06/09/2032	(d)	7,200	6,468
Bombardier Capital, Inc.
	7.300%	due	12/15/2002		9,000	9,244
Chase Manhanttan Corp.
	5.750%	due	04/15/2004		150	154
	6.000%	due	11/01/2005		50	51
	6.125%	due	11/01/2008		400	393
Chrysler Financial Co. LLC
	2.026%	due	07/17/2002	(d)	30,000	29,923
	2.041%	due	08/08/2002	(d)	80,500	80,213
	2.081%	due	02/03/2003	(d)	65,000	64,434
	2.071%	due	02/10/2003	(d)	17,700	17,540
	2.071%	due	03/06/2003	(d)	35,000	34,667
	2.061%	due	03/10/2003	(d)	65,000	64,367
	2.021%	due	06/18/2003	(d)	39,500	38,965
Chubb Capital Corp.
	6.875%	due	02/01/2003		100	103
Cincinnati Financial Corp.
	6.900%	due	05/15/2028		111,870	104,441
CIT Group, Inc.
	1.930%	due	04/24/2002	(d)	47,000	46,955
	2.150%	due	09/13/2002	(d)	35,422	35,344
	2.325%	due	04/07/2003	(d)	19,277	19,090
	5.625%	due	10/15/2003		250	251
Citicorp
	8.000%	due	02/01/2003		250	260
CitiFinancial Credit Co.
	6.875%	due	05/01/2002		335	336
	6.375%	due	09/15/2002		115	117
	7.750%	due	03/01/2005		550	595
	6.750%	due	07/01/2007		450	469
Citigroup, Inc.
	5.800%	due	03/15/2004		200	206
	6.750%	due	12/01/2005		100	105
	7.250%	due	10/01/2010		325	342
	6.500%	due	01/18/2011		34,500	34,726
	6.000%	due	02/21/2012		113,000	109,332
	6.000%	due	11/25/2031		3,618	2,834
CNA Financial Corp.
	6.250%	due	11/15/2003		65	64
Comerica Bank
	7.250%	due	06/15/2007		200	207
Conoco Funding Co.
	6.350%	due	10/15/2011		36,000	35,784
Countrywide Home Loans
	6.250%	due	04/15/2009		600	$589
Credit Asset Receivable LLC
	6.274%	due	10/31/2003		21,722	21,417
Credit Industriel et Commercial (CIC)
	3.460%	due	06/29/2049	(d)	1,500	1,487
Credit Suisse First Boston USA, Inc.
	6.500%	due	01/15/2012		41,000	40,345
DBS Group Holdings Ltd.
	7.875%	due	08/10/2009		6,000	6,457
Donaldson, Lufkin & Jenrette, Inc.
	2.250%	due	04/25/2003	(d)	5,600	5,617
	6.170%	due	07/15/2003		20,000	20,600
	2.235%	due	07/18/2003	(d)	5,000	5,015
Dow Capital BV
	7.125%	due	01/15/2003		100	103
Duke Capital Corp.
	7.250%	due	10/01/2004		19,000	20,024
Export-Import Bank Korea
	6.500%	due	11/15/2006		6,445	6,586
	7.100%	due	03/15/2007		20,100	21,104
Exxon Capital Corp.
	6.125%	due	09/08/2008		2,000	2,015
Farmers Insurance
	8.625%	due	05/01/2024		275	256
FINOVA Group, Inc.(e)
	7.500%	due	11/15/2009		25,875	9,121
First Chicago Corp.
	4.250%	due	07/28/2003	(d)	50	50
First National Bank Chicago
	8.080%	due	01/05/2018		250	259
First Security Corp.
	5.875%	due	11/01/2003		9,325	9,615
First Union Corp.
	2.360%	due	03/31/2005	(d)	2,500	2,507
Ford Credit Canada
	2.150%	due	12/16/2002	(d)	95,600	94,730
Ford Motor Credit Co.
	8.000%	due	06/15/2002		150	151
	2.060%	due	08/01/2002	(d)	56,000	55,735
	6.550%	due	09/10/2002		4,000	4,048
	7.750%	due	11/15/2002		5,730	5,847
	6.000%	due	01/14/2003		1,100	1,111
	7.500%	due	01/15/2003		250	255
	2.020%	due	02/03/2003	(d)	40,000	39,467
	2.017%	due	02/13/2003	(d)	301,185	296,985
	2.180%	due	03/17/2003	(d)	54,800	53,911
	2.413%	due	04/17/2003	(d)	71,180	70,347
	6.125%	due	04/28/2003		32,357	32,722
	2.170%	due	06/02/2003	(d)	77,100	75,697
	2.300%	due	06/20/2003	(d)	34,100	33,466
	2.530%	due	06/23/2003	(d)	184,650	181,717
	6.625%	due	06/30/2003		825	837
	2.170%	due	11/24/2003	(d)	47,000	45,675
	5.750%	due	02/23/2004		2,516	2,505
	2.720%	due	03/08/2004	(d)	93,400	90,521
	2.060%	due	04/26/2004	(d)	63,000	60,525
	2.100%	due	06/02/2004	(d)	1,500	1,430
	7.500%	due	06/15/2004		100	103
	2.630%	due	06/21/2004	(d)	160,000	154,472
	6.700%	due	07/16/2004		92,905	94,169
	2.120%	due	07/19/2004	(d)	142,700	136,766
	8.250%	due	02/23/2005		2,500	2,597
	7.500%	due	03/15/2005		17,000	17,271
	1.997%	due	04/28/2005	(d)	58,000	54,499
	2.497%	due	06/30/2005	(d)	70,000	66,161
	2.155%	due	07/18/2005	(d)	27,400	25,864
	7.600%	due	08/01/2005		5,000	5,098
	6.375%	due	12/15/2005		100	98
	6.875%	due	02/01/2006		190	189
	7.200%	due	06/15/2007		25	25
	5.800%	due	01/12/2009		155	140
Gemstone Investors Ltd.
	7.710%	due	10/31/2004		103,600	103,484
General Electric Capital Corp.
	5.650%	due	03/31/2003		125	$128
	6.800%	due	11/01/2005		100	106
	7.875%	due	12/01/2006		30	33
	8.500%	due	07/24/2008		100	112
	7.375%	due	01/19/2010		200	213
	6.875%	due	11/15/2010		100	103
	6.900%	due	09/15/2015		100	103
General Motors Acceptance Corp.
	6.250%	due	08/15/2002		100	101
	7.000%	due	09/15/2002		250	254
	6.625%	due	10/01/2002		5,000	5,064
	2.000%	due	11/12/2002	(d)	10,200	10,153
	2.121%	due	12/09/2002	(d)	64,050	63,700
	6.750%	due	12/10/2002		500	512
	6.200%	due	12/15/2002		500	511
	5.480%	due	12/16/2002		150	152
	6.000%	due	01/15/2003		990	1,011
	5.875%	due	01/22/2003		115,500	116,935
	2.050%	due	02/14/2003	(d)	12,600	12,497
	2.071%	due	03/10/2003	(d)	7,000	6,931
	5.950%	due	03/14/2003		9,193	9,314
	6.750%	due	03/15/2003		49,725	50,768
	7.125%	due	05/01/2003		36,000	36,885
	2.410%	due	05/16/2003	(d)	105,575	104,691
	2.638%	due	07/20/2003	(d)	5,864	5,864
	2.045%	due	07/21/2003	(d)	33,900	33,458
	2.210%	due	08/04/2003	(d)	214,595	211,869
	2.010%	due	08/18/2003	(d)	133,390	131,415
	5.550%	due	09/15/2003		32,000	32,251
	6.625%	due	10/20/2003		2,000	2,046
	2.200%	due	11/07/2003	(d)	1,000	984
	5.750%	due	11/10/2003		1,100	1,109
	2.490%	due	01/20/2004	(d)	404,206	399,650
	2.843%	due	03/22/2004	(d)	128,600	127,225
	2.125%	due	04/05/2004	(d)	60,600	59,214
	2.600%	due	05/10/2004	(d)	149,100	146,782
	2.610%	due	05/17/2004	(d)	36,300	35,736
	2.151%	due	05/28/2004	(d)	73,000	71,557
	6.850%	due	06/17/2004		1,200	1,228
	2.200%	due	07/20/2004	(d)	11,600	11,338
	2.120%	due	07/21/2004	(d)	32,300	31,511
	2.270%	due	07/30/2004	(d)	50,200	49,023
	2.598%	due	09/20/2004	(d)	19,669	19,643
	6.625%	due	10/15/2005		100	101
	6.650%	due	11/17/2005		500	503
	6.750%	due	01/15/2006		440	446
	6.150%	due	04/05/2007		150	147
	8.950%	due	07/02/2009		12,064	13,075
	7.430%	due	12/01/2021		260	262
	8.000%	due	11/01/2031		163,540	164,153
Golden State Holdings
	2.860%	due	08/01/2003	(d)	500	494
Goldman Sachs Group, Inc.
	6.625%	due	12/01/2004		275	288
	7.625%	due	08/17/2005		23,750	25,463
	2.600%	due	02/09/2009	(d)	10,000	10,059
	6.500%	due	02/25/2009		140	141
Halyard RE
	10.376%	due	04/05/2002	(d)	1,800	1,792
Hartford Life, Inc.
	6.900%	due	06/15/2004		600	628
Heller Financial, Inc.
	1.990%	due	04/26/2002	(d)	12,000	12,003
	2.078%	due	05/07/2002	(d)	25,700	25,709
	2.062%	due	05/13/2002	(d)	10,000	10,004
	7.000%	due	05/15/2002		3,300	3,318
	6.500%	due	07/22/2002		140	142
	2.175%	due	07/24/2002	(d)	16,200	16,218
	2.070%	due	04/28/2003	(d)	53,500	53,809
	2.040%	due	04/28/2003	(d)	26,000	26,147
Hertz Corp.
	7.000%	due	07/15/2003		13,300	13,356
Hitachi Credit America
	2.270%	due	10/15/2003	(d)	11,500	11,511
Household Bank
	1.997%	due	10/22/2003	(d)	18,000	$17,863
Household Capital Trust III
	1.558%	due	06/26/2004	(d)	23,925	22,675
Household Finance Corp.
	2.025%	due	05/07/2002	(d)	43,450	43,438
	7.080%	due	06/03/2002		15,000	15,120
	5.875%	due	11/01/2002		200	203
	6.125%	due	02/27/2003		500	508
	2.278%	due	06/24/2003	(d)	32,900	32,677
	2.251%	due	05/28/2004	(d)	217,200	213,600
Household Netherlands BV
	6.125%	due	03/01/2003		18,100	18,383
HSBC Capital Funding LP
	9.547%	due	12/31/2049	(d)	76,400	88,208
	10.176%	due	12/31/2049	(d)	56,160	65,335
Industrial Bank of Korea
	8.375%	due	09/30/2002		9,500	9,766
Inter-American Development Bank
	5.375%	due	01/18/2006		131,500	133,066
	8.875%	due	06/01/2009		200	234
	7.375%	due	01/15/2010		4,200	4,595
International Bank for Reconstruction & Development
	7.000%	due	01/27/2005		1,000	1,066
J.P. Morgan & Co., Inc.
	6.700%	due	11/01/2007		30	31
	6.698%	due	02/15/2012	(d)	600	563
JET Equipment Trust
	10.000%	due	06/15/2012		80	66
	10.690%	due	05/01/2015		100	83
John Hancock
	7.375%	due	02/15/2024		360	352
Juno RE Ltd.
	6.180%	due	06/26/2002	(d)	27,750	27,910
KBC Bank Fund Trust III
	9.860%	due	11/02/2049	(d)	5,700	6,452
Key Bank USA NA
	7.550%	due	09/15/2006		350	370
Korea Development Bank
	7.625%	due	10/01/2002		14,420	14,752
	6.500%	due	11/15/2002		440	449
	6.625%	due	11/21/2003		2,090	2,168
	7.125%	due	04/22/2004		320	336
	6.750%	due	12/01/2005		55	57
	7.250%	due	05/15/2006		50	53
Landesbank Baden-Wuerttemberg AG
	6.350%	due	04/01/2012		60,000	59,862
LB Rheinland - PFALZ
	6.875%	due	02/23/2028		3,400	3,334
Lehman Brothers Holdings, Inc.
	6.375%	due	05/07/2002		62,890	63,149
	8.750%	due	05/15/2002		219	220
	4.290%	due	06/03/2002	(d)	600	600
	7.125%	due	07/15/2002		100	101
	2.220%	due	08/12/2002	(d)	6,500	6,502
	2.671%	due	08/28/2002	(d)	6,500	6,530
	2.200%	due	09/03/2002	(d)	14,000	14,004
	2.510%	due	12/12/2002	(d)	60,100	60,262
	2.263%	due	04/04/2003	(d)	16,450	16,480
	2.275%	due	07/06/2004	(d)	105,751	105,454
	7.625%	due	06/01/2006		350	373
	8.250%	due	06/15/2007		70	77
LG&E Capital Corp.
	6.205%	due	05/01/2004		1,000	1,020
	6.460%	due	01/15/2008		3,000	2,910
Liberty Mutual Insurance
	8.200%	due	05/04/2007		17,510	18,062
Lion Connecticut Holdings
	6.375%	due	08/15/2003		200	206
	7.250%	due	08/15/2023		50	50
Lloyds TSB Bank PLC
	2.301%	due	08/25/2010	(d)	3,000	3,012
MBNA America Bank
	2.050%	due	04/25/2002	(d)	1,000	1,000
MCN Investment Corp.
	7.120%	due	01/16/2004		7,500	$7,701
Merrill Lynch & Co.
	7.375%	due	08/17/2002		300	305
	8.300%	due	11/01/2002		700	722
	6.000%	due	02/12/2003		500	512
	6.875%	due	03/01/2003		140	144
	2.168%	due	06/24/2003	(d)	32,000	32,022
	2.140%	due	08/01/2003	(d)	22,000	22,048
	2.160%	due	08/04/2003	(d)	29,000	29,064
	2.201%	due	05/21/2004	(d)	62,120	62,185
	6.550%	due	08/01/2004		2,400	2,509
	7.000%	due	04/27/2008		100	105
Metlife, Inc.
	6.125%	due	12/01/2011		25,000	24,489
Metropolitan Life Insurance Co.
	6.300%	due	11/01/2003		6,800	6,997
MIC Financing Trust I
	8.375%	due	02/01/2027		36,000	34,168
Monumental Global Funding II
	2.280%	due	09/26/2003	(d)	58,500	58,548
Morgan Stanley Dean Witter & Co.
	1.976%	due	04/15/2002	(d)	800	800
	2.187%	due	03/11/2003	(d)	11,500	11,513
	2.120%	due	05/05/2003	(d)	43,000	43,013
	2.150%	due	08/07/2003	(d)	143,400	143,673
	6.600%	due	04/01/2012		71,500	70,771
	7.250%	due	04/01/2032		49,000	48,854
Morgan Stanley Group, Inc.
	6.375%	due	12/15/2003		150	156
	5.625%	due	01/20/2004		1,200	1,231
Morgan Stanley Tracers
	7.201%	due	09/15/2011	(d)	575,330	584,219
Nacional Financiera
	3.765%	due	05/08/2003	(d)	17,680	17,702
National Rural Utilities Cooperative Finance Corp.
	2.101%	due	05/31/2002	(d)	37,000	37,000
	6.250%	due	04/15/2003		50,000	51,075
	2.070%	due	07/17/2003	(d)	10,000	9,905
	7.250%	due	03/01/2012		65,000	65,061
	8.000%	due	03/01/2032		66,750	68,627
National Westminster Bank PLC
	2.490%	due	09/16/2002	(d)	12,275	12,292
	9.375%	due	11/15/2003		200	217
Newcourt Credit Group, Inc.
	6.875%	due	02/16/2005		7,500	7,605
Noble Affiliates, Inc.
	8.950%	due	12/15/2004		11,500	11,774
Nordbanken AB
	8.950%	due	11/29/2049		4,000	4,464
Nordstom Credit, Inc.
	7.250%	due	04/30/2002		1,000	1,004
Old Kent Bank
	2.610%	due	11/01/2005	(d)	3,400	3,396
	7.750%	due	08/15/2010		19,500	20,529
Osprey Trust
	8.310%	due	01/15/2003	(e)	76,155	14,850
Pacific Life Insurance Co.
	7.900%	due	12/30/2023		8,000	8,371
Paine Webber Group, Inc.
	2.380%	due	05/20/2002	(d)	1,000	1,000
	2.386%	due	07/15/2002	(d)	200	200
Parker Retirement Savings Plan
	6.340%	due	07/15/2008		691	681
Pemex Finance Ltd.
	6.125%	due	11/15/2003		12,133	12,303
Pemex Master Trust
	8.000%	due	11/15/2011		106,500	108,098
Pemex Project Funding Master Trust
	3.375%	due	01/07/2005	(d)	151,000	151,497
PNC Funding Corp.
	6.875%	due	03/01/2003		100	103
	7.000%	due	09/01/2004		20,000	20,999
Popular, Inc.
	6.625%	due	01/15/2004		23,000	23,613
Premium Asset Trust
	2.226%	due	11/27/2004	(d)	48,900	$49,000
	2.175%	due	10/06/2005	(d)	300	300
	2.295%	due	09/08/2007	(d)	25,200	25,200
Prime Property Funding II
	7.000%	due	08/15/2004		110	113
Protective Life Funding Trust
	2.120%	due	01/17/2003	(d)	2,000	2,004
Prudential Funding Corp.
	6.375%	due	07/23/2006		100	102
	6.625%	due	04/01/2009		17,000	16,368
Qwest Capital Funding, Inc.
	2.320%	due	07/08/2002	(d)	21,100	20,579
	7.000%	due	08/03/2009		27,500	22,428
	7.250%	due	02/15/2011		6,200	5,045
Reliance Group Holdings, Inc.
	9.750%	due	11/15/2003	(e)	10,000	100
	9.000%	due	11/15/2049	(e)	19,000	570
Residential Reinsurance
	6.901%	due	06/01/2004	(d)	88,200	88,171
Rothmans Holdings
	6.500%	due	05/06/2003		16,390	16,792
Royal Bank of Scotland Group PLC
	8.817%	due	03/31/2049		44,400	47,538
	9.118%	due	03/31/2049		78,200	88,719
Salomon Smith Barney Holdings, Inc.
	6.625%	due	07/01/2002		55	56
	6.125%	due	01/15/2003		290	297
	2.120%	due	02/11/2003	(d)	27,200	27,246
	2.060%	due	04/28/2003	(d)	28,000	28,039
	2.120%	due	01/22/2004	(d)	10,000	10,000
	7.000%	due	03/15/2004		100	105
	2.210%	due	05/04/2004	(d)	10,020	10,057
Salomon, Inc.
	6.750%	due	02/15/2003		450	464
Sears Roebuck Acceptance Corp.
	6.950%	due	05/15/2002		4,100	4,120
	6.000%	due	03/20/2003		149,750	153,046
Socgen Real Estate LLC
	7.640%	due	12/29/2049	(d)	20,000	20,445
Spieker Properties, Inc.
	6.950%	due	12/15/2002		1,600	1,637
	6.800%	due	05/01/2004		1,100	1,137
Steers
	5.650%	due	08/07/2002	(d)	20,000	20,388
Sun Life of Canada (U.S.)
	8.526%	due	05/29/2049		250	255
Targeted Return Index Securities Trust
	6.858%	due	01/15/2012	(d)	100,000	101,425
Textron Financial Corp.
	2.251%	due	05/28/2002	(d)	51,900	51,843
	2.023%	due	09/17/2002	(d)	3,000	2,991
The Money Store, Inc.
	8.050%	due	04/15/2002		300	301
	7.300%	due	12/01/2002		100	103
Transamerica Finance Corp.
	7.250%	due	08/15/2002		86,195	87,601
	7.500%	due	03/15/2004		270	283
Trinom Ltd.
	5.990%	due	12/18/2004	(d)	48,700	49,015
U.S. Bancorp
	2.160%	due	03/06/2003	(d)	600	601
	6.500%	due	06/15/2004		600	623
Verizon Global Funding Corp.
	6.750%	due	12/01/2005		35	36
Wachovia Corp.
	8.125%	due	06/24/2002		150	152
	6.375%	due	04/15/2003		200	206
	4.950%	due	11/01/2006		146,300	142,043
Wells Fargo & Co.
	8.750%	due	05/01/2002		100	101
	6.500%	due	09/03/2002		100	102
	6.625%	due	07/15/2004		6,500	6,812
	7.250%	due	08/24/2005		400	426
Wells Fargo Financial, Inc.
	6.375%	due	07/16/2002		500	$505
	6.250%	due	11/01/2002		100	102
	7.000%	due	01/15/2003		380	392
	6.000%	due	02/01/2004		50	52
WestDeutsche Landesbank
	6.750%	due	06/15/2005		36,400	38,393
	6.050%	due	01/15/2009		165,700	164,548
Western Capital
	8.796%	due	01/07/2003	(d)	15,600	15,600
						10,197,167
Industrials 6.5%
AIC Corp.
	2.031%	due	10/02/2002	(d)	42,250	42,166
Air Products & Chemicals, Inc.
	6.250%	due	06/15/2003		2,500	2,560
Akzo Nobel, Inc.
	6.000%	due	11/15/2003		32,000	32,873
Albertson's, Inc.
	6.550%	due	08/01/2004		240	249
Allied Waste Industries, Inc.
	6.100%	due	01/15/2003		6,000	5,972
	7.375%	due	01/01/2004		18,925	18,736
Amerada Hess Corp.
	7.125%	due	03/15/2033		40,000	38,686
AMERCO
	7.230%	due	01/21/2027		1,250	1,202
America West Airlines, Inc.
	6.870%	due	01/02/2017		1,791	1,550
American Airlines, Inc.
	9.850%	due	06/15/2008		1,772	1,680
	10.210%	due	01/01/2010		12,500	12,365
	10.610%	due	03/04/2011		1,895	1,919
	6.978%	due	04/01/2011		40,900	41,478
	7.858%	due	10/01/2011		83,700	86,348
	9.780%	due	11/26/2011		377	331
	10.190%	due	05/26/2016		3,661	3,635
Amoco Corp.
	6.250%	due	10/15/2004		1,000	1,045
Anheuser-Busch Cos., Inc.
	6.750%	due	08/01/2003		600	630
AOL Time Warner, Inc.
	7.625%	due	04/15/2031		19,000	18,967
Baxter International, Inc.
	9.500%	due	06/15/2008		200	230
Bayer Corp.
	6.500%	due	10/01/2002		250	254
Boeing Co.
	6.350%	due	06/15/2003		750	771
	6.625%	due	02/15/2038		335	308
Campbell Soup Co.
	4.750%	due	10/01/2003		700	710
Canadian National Railway Co.
	6.450%	due	07/15/2006		550	560
Cemex SA de CV
	9.250%	due	06/17/2002		5,100	5,177
	8.625%	due	07/18/2003		36,050	38,015
Clear Channel Communications, Inc.
	2.550%	due	06/15/2002	(d)	20,000	20,012
Coastal Corp.
	8.125%	due	09/15/2002		250	254
	2.460%	due	07/21/2003	(d)	7,700	7,714
	7.750%	due	06/15/2010		15,500	15,628
	7.420%	due	02/15/2037		9,000	8,069
Coca-Cola Enterprises, Inc.
	6.000%	due	07/15/2003		250	258
	5.750%	due	11/01/2008		100	98
Colgate-Palmolive Co.
	6.000%	due	08/15/2003		45	47
Comcast Cable Communications
	8.375%	due	05/01/2007		145	156
ConAgra Foods, Inc.
	2.621%	due	09/10/2003	(d)	43,500	43,547
Continental Airlines, Inc.
	6.410%	due	04/15/2007		321	$317
	6.800%	due	07/02/2007		21	20
	6.954%	due	08/02/2009		12,236	10,687
	7.056%	due	09/15/2009		25,000	24,512
	7.730%	due	03/15/2011		2,209	1,890
	6.900%	due	01/02/2018		1,407	1,350
Cox Communications, Inc.
	2.600%	due	11/07/2002	(d)	16,000	16,056
Cox Enterprises, Inc.
	6.625%	due	06/14/2002		7,250	7,287
	2.760%	due	05/01/2033	(d)	1,100	1,108
CSX Corp.
	2.618%	due	06/24/2002	(d)	32,100	32,097
DaimlerChrysler North America Holding Corp.
	2.180%	due	08/23/2002	(d)	17,710	17,686
	2.120%	due	09/16/2002	(d)	23,350	23,261
	2.760%	due	12/16/2002	(d)	100,400	100,424
	7.750%	due	05/27/2003		45,000	46,612
	2.360%	due	08/01/2003	(d)	14,600	14,467
	2.131%	due	08/21/2003	(d)	38,000	37,500
	2.230%	due	08/16/2004	(d)	76,600	74,809
	7.300%	due	01/15/2012		2,100	2,114
	8.500%	due	01/18/2031		2,000	2,152
Delta Air Lines Equipment Trust
	9.230%	due	07/02/2002		101	102
	10.370%	due	01/02/2007		8,092	7,859
	10.430%	due	01/02/2011		3,755	3,665
	10.140%	due	08/14/2012		1,000	945
	10.000%	due	06/05/2013		10,828	10,283
Delta Air Lines, Inc.
	10.570%	due	01/02/2007	(k)	13,889	11,521
	9.550%	due	01/02/2008	(k)	7,773	7,555
	7.379%	due	05/18/2010		9,204	9,328
	7.570%	due	11/18/2010		31,250	31,998
	7.111%	due	03/18/2013		25,000	25,134
	9.200%	due	09/23/2014		6,000	4,756
	10.000%	due	12/05/2014		5,000	4,733
	10.060%	due	01/02/2016		6,500	6,449
	10.500%	due	04/30/2016		26,350	20,300
Devon Energy Corp.
	7.950%	due	04/15/2032		20,000	20,779
Duty Free International, Inc.
	7.000%	due	01/15/2004		175	88
Eastman Chemical Co.
	6.375%	due	01/15/2004		5,750	5,864
Electric Lightwave, Inc.
	6.050%	due	05/15/2004		10,700	10,394
Eli Lilly & Co.
	6.250%	due	03/15/2003		100	103
Enron Corp.
	8.000%	due	08/15/2005	(e)	3,200	992
Federal Express Corp.
	6.845%	due	01/15/2019		788	789
FMC Corp.
	6.375%	due	09/01/2003		4,000	4,078
Ford Capital BV
	9.875%	due	05/15/2002		10,300	10,375
	9.500%	due	06/01/2010		200	219
Ford Motor Co.
	7.250%	due	10/01/2008		800	792
	7.450%	due	07/16/2031		76,000	68,922
Fortune Brands, Inc.
	8.500%	due	10/01/2003		500	535
Fred Meyer, Inc.
	7.375%	due	03/01/2005		38,100	40,243
General Motors Corp.
	6.250%	due	05/01/2005		300	300
Gillette Co.
	6.250%	due	08/15/2003		750	776
	5.750%	due	10/15/2005		1,500	1,524
Grupo Iusacell SA de CV
	10.000%	due	07/15/2004		4,882	4,931
Harrahs Operating Co., Inc.
	7.875%	due	12/15/2005		5,000	5,175
HCA, Inc.
	8.020%	due	08/05/2002		9,000	$9,160
	3.510%	due	09/19/2002	(d)	190,500	190,605
	8.130%	due	08/04/2003		7,300	7,655
	6.910%	due	06/15/2005		9,500	9,678
	7.250%	due	05/20/2008		1,450	1,469
	6.630%	due	07/15/2045		10,000	10,086
	6.730%	due	07/15/2045		32,560	33,056
HEALTHSOUTH Corp.
	6.875%	due	06/15/2005		1,500	1,484
Heinz (H.J.) Co.
	6.875%	due	01/15/2003		100	103
Hilton Hotels Corp.
	7.375%	due	06/01/2002		1,000	1,003
HNA Holdings, Inc.
	6.125%	due	02/01/2004		200	206
Honeywell International, Inc.
	6.125%	due	11/01/2011		650	634
IBM Corp.
	7.250%	due	11/01/2002		625	641
	8.375%	due	11/01/2019		640	739
ICI Wilmington, Inc.
	6.750%	due	09/15/2002		10,000	10,095
IMEXSA Export Trust
	10.125%	due	05/31/2003		3,182	1,494
Imperial Tobacco Overseas BV
	7.125%	due	04/01/2009		21,785	21,787
International Game Technology
	7.875%	due	05/15/2004		14,500	15,026
International Paper Co.
	8.000%	due	07/08/2003		300	314
Kerr-McGee Corp.
	2.797%	due	06/28/2004	(d)	85,100	84,997
	6.875%	due	09/15/2011		10,000	10,029
	7.875%	due	09/15/2031		25,000	26,390
Kinder Morgan Energy Partners LP
	7.125%	due	03/15/2012		31,300	31,505
	7.750%	due	03/15/2032		15,200	15,425
Kinder Morgan, Inc.
	6.450%	due	03/01/2003		240	245
Kraft Foods, Inc.
	4.625%	due	11/01/2006		25	24
	5.625%	due	11/01/2011		655	622
Kroger Co.
	7.150%	due	03/01/2003		13,000	13,396
	2.660%	due	08/16/2012	(d)	99,200	99,220
Limestone Electron Trust
	8.625%	due	03/15/2003		71,350	72,243
Lockheed Martin Corp.
	8.500%	due	12/01/2029		18,000	20,878
Mandalay Resort Group
	6.750%	due	07/15/2003		4,500	4,556
Martin Marietta Corp.
	6.500%	due	04/15/2003		50	51
Mazda Manufacturing Corp.
	10.500%	due	07/01/2008	(k)	1,797	1,878
Nabisco, Inc.
	6.700%	due	06/15/2002		9,000	9,065
	6.125%	due	02/01/2033		15,000	15,262
News American Holdings, Inc.
	7.750%	due	01/20/2024		18,000	17,168
Norfolk Southern Corp.
	6.950%	due	05/01/2002		12,000	12,042
	7.875%	due	02/15/2004		50	53
	7.250%	due	02/15/2031		11,000	11,059
Northwest Airlines, Inc.
	8.970%	due	01/02/2015		1,494	1,442
Occidental Petroleum Corp.
	6.400%	due	04/01/2003	(d)	17,710	17,998
	6.750%	due	01/15/2012		26,300	26,420
Park Place Entertainment Corp.
	7.950%	due	08/01/2003		18,500	18,769
Petroleos Mexicanos
	8.850%	due	09/15/2007		1,800	1,949
	9.375%	due	12/02/2008		49,650	54,863
	9.500%	due	09/15/2027		31,000	34,333
Philip Morris Cos., Inc.
	7.625%	due	05/15/2002		21,300	$21,418
	7.125%	due	08/15/2002		1,601	1,624
	7.250%	due	01/15/2003		10,000	10,282
	8.250%	due	10/15/2003		1,000	1,061
	6.800%	due	12/01/2003		68,345	70,928
	7.000%	due	07/15/2005		15,125	15,754
	6.950%	due	06/01/2006		9,540	9,932
	7.200%	due	02/01/2007		39,000	40,545
Phillips Petroleum Co.
	8.750%	due	05/25/2010		605	692
Postal Square LP
	6.500%	due	06/15/2022		1,381	1,379
Procter & Gamble Co.
	5.250%	due	09/15/2003		35,900	36,726
Qwest Corp.
	8.875%	due	03/15/2012		83,100	81,992
Racers
	2.161%	due	03/03/2003	(d)	282,400	282,606
	2.783%	due	04/01/2003	(d)	20,000	20,000
	5.560%	due	04/28/2003	(d)	45,000	46,103
	2.650%	due	09/15/2005	(d)	15,000	15,000
Rollins Truck Leasing Co.
	8.250%	due	05/01/2002		13,400	13,448
Safeway, Inc.
	7.000%	due	09/15/2002		16,125	16,424
	6.850%	due	09/15/2004		250	262
Sara Lee Corp.
	6.300%	due	11/07/2005		500	508
SCL Terminal Aereo Santiago
	6.950%	due	07/01/2012		4,780	4,716
Singapore Telecommunications Ltd.
	6.375%	due	12/01/2011		20,000	19,877
	7.375%	due	12/01/2031		22,000	22,249
SmithKline Beecham Corp.
	7.375%	due	04/15/2005		150	162
SR Wind Ltd.
	7.150%	due	05/18/2005	(d)	12,000	12,066
	7.650%	due	05/18/2005	(d)	13,000	12,963
Sun Microsystems, Inc.
	7.000%	due	08/15/2002		200	202
Systems 2001 Asset Trust
	7.156%	due	12/15/2011		29,710	30,534
Tele-Communications, Inc.
	8.250%	due	01/15/2003	(d)	43,125	44,228
Tenet Healthcare Corp.
	6.875%	due	11/15/2031		5,750	5,314
Texaco Capital, Inc.
	8.500%	due	02/15/2003		700	734
	6.000%	due	06/15/2005		400	416
Texas Eastern Transmission Corp.
	7.300%	due	12/01/2010		250	261
Textron, Inc.
	6.750%	due	09/15/2002		225	228
Time Warner, Inc.
	9.625%	due	05/01/2002		22,550	22,663
	7.975%	due	08/15/2004		15,032	15,962
	10.150%	due	05/01/2012		250	302
	6.875%	due	06/15/2018		140	132
	9.150%	due	02/01/2023		475	543
	7.570%	due	02/01/2024		10,130	9,969
	6.950%	due	01/15/2028		2,645	2,440
TRW, Inc.
	6.625%	due	06/01/2004		8,925	8,963
Tyco International Group SA
	6.875%	due	09/05/2002		3,175	3,172
	6.125%	due	01/15/2009		100	88
Union Pacific Corp.
	2.431%	due	07/01/2002	(d)	35,500	35,514
	6.930%	due	06/01/2003		1,000	1,034
Unisys Corp.
	9.210%	due	01/21/2017		15,900	$12,579
United Air Lines, Inc.
	2.120%	due	12/02/2002	(d)	16,468	16,258
	11.080%	due	05/27/2006		12,152	9,790
	9.200%	due	03/22/2008		3,416	2,747
	6.201%	due	09/01/2008		3,000	2,654
	6.932%	due	09/01/2011	(d)	10,500	9,292
	10.360%	due	11/13/2012		7,000	6,148
	10.020%	due	03/22/2014		14,225	11,293
	10.850%	due	07/05/2014		34,111	28,026
	10.850%	due	02/19/2015		2,100	1,348
	10.125%	due	03/22/2015		14,300	12,727
	9.060%	due	06/17/2015		6,000	4,821
United Technologies Corp.
	7.125%	due	11/15/2010		450	475
US Airways, Inc.
	6.850%	due	01/30/2018		138	115
UST, Inc.
	7.250%	due	06/01/2009		15,000	14,685
Viacom, Inc.
	8.375%	due	06/15/2002		2,800	2,832
	6.625%	due	05/15/2011		4,500	4,513
Wal-Mart Stores, Inc.
	6.750%	due	05/24/2002		170	171
	6.375%	due	03/01/2003		50	51
	6.500%	due	06/01/2003		200	207
Walt Disney Co.
	5.125%	due	12/15/2003		500	506
	6.375%	due	03/01/2012		20,000	19,406
	7.000%	due	03/01/2032		6,000	5,783
Waste Management, Inc.
	6.625%	due	07/15/2002		13,153	13,238
	6.500%	due	12/15/2002		4,800	4,869
	6.375%	due	12/01/2003		200	202
	6.500%	due	05/15/2004		94,000	95,914
	6.875%	due	05/15/2009		15,000	14,587
	7.375%	due	08/01/2010		12,000	11,945
	7.650%	due	03/15/2011		5,000	5,028
	7.000%	due	07/15/2028		10,000	9,066
Weyerhaeuser Co.
	6.750%	due	03/15/2012		7,500	7,382
	7.375%	due	03/15/2032		51,840	50,680
Witco Corp.
	6.600%	due	04/01/2003		100	98
						3,456,798
Utilities 6.9%
Alabama Power Co.
	5.350%	due	11/15/2003		1,600	1,628
Allegheny Energy Supply
	2.660%	due	05/01/2002	(d)	5,800	5,800
ALLETE, Inc.
	2.620%	due	10/20/2003	(d)	79,700	79,869
Ashland, Inc.
	2.520%	due	03/07/2003	(d)	300	298
AT&T Canada, Inc.
	0.000%	due	11/01/2007	(l)	11,000	1,870
AT&T Corp.
	5.625%	due	03/15/2004		100	100
	7.300%	due	11/15/2011		68,200	65,781
	6.500%	due	03/15/2029		1,000	837
	8.000%	due	11/15/2031		221,490	215,740
AT&T Wireless Services, Inc.
	7.875%	due	03/01/2011		200	200
Baltimore Gas & Electric
	6.125%	due	07/01/2003		150	155
Bell Atlantic Maryland, Inc.
	8.000%	due	10/15/2029		1,125	1,202
Bell Atlantic Virginia, Inc.
	5.625%	due	03/01/2007		500	492
BellSouth Corp.
	6.000%	due	10/15/2011		50	49
BellSouth Telecommunications, Inc.
	6.000%	due	06/15/2002		10,000	10,056
	6.250%	due	05/15/2003		100	103
British Telecom PLC
	3.295%	due	12/15/2003	(d)	208,860	$210,988
	7.875%	due	12/15/2005		6,800	7,230
	8.375%	due	12/15/2010		83,600	90,982
	8.375%	due	12/15/2030		435	499
CE Electric Funding
	6.853%	due	12/30/2004		250	254
Central Maine Power Co.
	7.430%	due	08/25/2003		13,000	13,467
Cingular Wireless
	7.125%	due	12/15/2031		10,000	9,507
Cleveland Electric Illuminating Co.
	9.500%	due	05/15/2005		33,500	33,581
CMS Energy Corp.
	8.125%	due	05/15/2002		1,740	1,751
	8.375%	due	07/01/2003		15,000	15,231
	6.750%	due	01/15/2004		1,000	991
	7.000%	due	01/15/2005		41,325	40,969
Columbia Energy Group
	6.610%	due	11/28/2002		5,000	5,014
Columbus Southern Power Co.
	6.850%	due	10/03/2005		10,000	10,209
Commonwealth Edison Co.
	7.375%	due	09/15/2002		600	612
	2.547%	due	09/30/2002	(d)	15,600	15,602
	6.625%	due	07/15/2003		1,000	1,035
	2.672%	due	09/30/2003	(d)	22,800	22,847
Conectiv, Inc.
	2.850%	due	06/13/2002	(d)	25,000	25,004
Consolidated Edison, Inc.
	2.060%	due	06/15/2002	(d)	11,000	11,002
	6.375%	due	04/01/2003		1,000	1,028
Consolidated Natural Gas Co.
	7.250%	due	10/01/2004		43,750	45,835
Detroit Edison Co.
	7.210%	due	08/01/2002		1,000	1,015
Deutsche Telekom AG
	7.750%	due	06/15/2005		97,100	101,132
	8.000%	due	06/15/2010		13,000	13,568
	8.250%	due	06/15/2030		158,600	164,182
Dominion Resources, Inc.
	2.650%	due	09/16/2002	(d)	20,000	20,017
	7.600%	due	07/15/2003		35,000	36,467
DTE Energy Co.
	7.110%	due	11/15/2038	(d)	94,750	95,646
Dynegy Holdings, Inc.
	8.750%	due	02/15/2012		90,250	94,606
El Paso Corp.
	7.750%	due	01/15/2032		33,750	32,735
El Paso Electric Co.
	9.400%	due	05/01/2011		7,455	8,286
El Paso Energy Corp.
	7.800%	due	08/01/2031		500	488
Entergy Arkansas, Inc.
	7.720%	due	03/01/2003		1,300	1,342
Entergy Gulf States, Inc.
	3.211%	due	09/01/2004	(d)	22,300	22,321
Entergy Louisiana, Inc.
	7.740%	due	07/01/2002		599	600
	8.500%	due	06/01/2003		3,000	3,126
Entergy Mississippi, Inc.
	2.510%	due	05/03/2004	(d)	31,000	31,052
First Energy Corp.
	7.375%	due	11/15/2031		13,800	12,646
Florida Power & Light
	6.875%	due	12/01/2005		4,000	4,185
France Telecom
	3.750%	due	03/14/2003	(d)	184,005	184,549
	3.396%	due	07/16/2003	(d)	138,700	138,783
	7.700%	due	03/01/2006	(d)	1,000	1,016
	8.250%	due	03/01/2011	(d)	39,700	40,496
	8.500%	due	03/01/2031		106,400	114,086
GTE California, Inc.
	5.500%	due	01/15/2009		100	94
GTE Corp.
	6.940%	due	04/15/2028		5,410	$5,152
GTE South, Inc.
	7.250%	due	08/01/2002		150	152
Hawaiian Electric Industries, Inc.
	2.876%	due	04/15/2003	(d)	2,400	2,405
Houston Lighting & Power Co.
	8.750%	due	03/01/2022		10,000	10,371
Indiana Bell Telephone Co., Inc.
	5.500%	due	04/01/2007		500	489
Indiana Michigan Power Co.
	2.525%	due	09/03/2002	(d)	7,800	7,801
Indianapolis Power & Light Co.
	7.375%	due	08/01/2007		225	229
Korea Electric Power Corp.
	7.000%	due	10/01/2002		380	387
	6.375%	due	12/01/2003		220	228
MCI Communications Corp.
	6.125%	due	04/15/2012		39,360	39,192
Mirant Corp.
	7.900%	due	07/15/2009		175	140
Nevada Power Co.
	6.200%	due	04/15/2004		20,000	19,853
New England Telephone & Telegraph Co.
	6.250%	due	03/15/2003		50	51
New York Telephone Co.
	6.250%	due	02/15/2004		150	155
	6.000%	due	04/15/2008		45	45
Niagara Mohawk Power Co.
	5.875%	due	09/01/2002		500	505
	7.250%	due	10/01/2002		24,783	25,260
	7.375%	due	07/01/2003		39,162	40,843
	7.375%	due	08/01/2003		1,645	1,712
NorAm Energy Corp.
	6.375%	due	11/01/2003		22,250	22,597
Nortel Networks Corp.
	6.875%	due	10/01/2002		200	195
NRG Energy, Inc.
	8.000%	due	11/01/2003		6,000	6,054
NRG Northeast Generating LLC
	8.065%	due	12/15/2004		281	287
Ohio Bell Telephone Co.
	5.375%	due	03/01/2007		950	900
Ohio Power Co.
	7.000%	due	07/01/2004		24,000	24,762
Oneok, Inc.
	2.450%	due	04/24/2002	(d)	8,000	8,000
Pacific Bell
	7.000%	due	07/15/2004		50	53
Pacific Gas & Electric Co.
	7.575%	due	10/31/2001	(d)(e)	33,700	34,374
	5.875%	due	10/01/2005	(e)	100	98
	7.250%	due	08/01/2026	(e)	10,000	9,750
Pacific Northwest Bell Telephone
	4.375%	due	09/01/2002		50	49
PP&L, Inc.
	6.550%	due	03/01/2006		500	512
Progress Energy, Inc.
	7.100%	due	03/01/2011		575	587
PSEG Energy Holdings, Inc.
	9.125%	due	02/10/2004		120	120
PSEG Power LLC
	8.625%	due	04/15/2031		9,050	9,810
Public Service Co. of Colorado
	6.000%	due	04/15/2003		750	766
Public Service Electric & Gas Co.
	6.125%	due	08/01/2002		1,000	1,010
	6.250%	due	01/01/2007		1,500	1,515
Ras Laffan Liquid Natural Gas
	8.294%	due	03/15/2014		145	148
Scana Corp.
	2.476%	due	07/15/2002	(d)	42,300	42,330
Sierra Pacific Resources
	2.420%	due	04/20/2002	(d)	4,500	4,494
	2.370%	due	04/20/2003	(d)	20,500	19,960
South Point Energy
	8.400%	due	05/30/2012		24,000	$20,640
Southern California Edison Co.
	4.060%	due	05/01/2002	(d)	24,000	23,160
Sprint Capital Corp.
	2.271%	due	06/10/2002	(d)	14,400	14,399
	7.625%	due	06/10/2002		132,091	130,616
	2.343%	due	06/24/2002	(d)	97,500	97,503
	8.125%	due	07/15/2002		10,378	10,293
	5.700%	due	11/15/2003		9,000	8,638
	6.000%	due	01/15/2007		137,900	126,614
	7.625%	due	01/30/2011		13,700	13,017
	8.375%	due	03/15/2012		160,700	158,510
	6.875%	due	11/15/2028		31,700	25,447
	8.750%	due	03/15/2032		203,950	197,796
Telekomunikacja Polska SA
	7.125%	due	12/10/2003		12,200	12,565
	7.750%	due	12/10/2008		7,895	7,816
Texas Utilities Corp.
	6.500%	due	08/16/2002		2,600	2,629
	6.750%	due	03/01/2003		150	154
	2.600%	due	06/15/2003	(d)	14,000	14,018
	8.250%	due	04/01/2004		500	529
Toledo Edison Co.
	8.180%	due	07/30/2002		1,400	1,422
	8.700%	due	09/01/2002		24,500	24,899
	7.850%	due	03/31/2003		7,000	7,251
	7.875%	due	08/01/2004		500	521
TXU Eastern Funding Co.
	6.150%	due	05/15/2002		64,800	65,030
	6.450%	due	05/15/2005		15,270	15,402
Union Electric Co.
	8.000%	due	12/15/2022	1,000	987
Verizon New York, Inc.
	6.875%	due	04/01/2012	32,900	32,813
	7.375%	due	04/01/2032	25,500	25,374
Vodafone Group PLC
	7.750%	due	02/15/2010	500	535
Williams Cos., Inc.
	6.200%	due	08/01/2002	5,000	4,991
	7.125%	due	09/01/2011	5,000	4,754
	7.625%	due	07/15/2019	24,770	22,828
	7.875%	due	09/01/2021	39,540	37,437
	7.750%	due	06/15/2031	500	464
	8.750%	due	03/15/2032	105,100	107,950
Wilmington Trust Co. - Tucson Electric
	10.500%	due	01/02/2007	6,636	6,469
	10.500%	due	07/01/2008	183	191
	10.732%	due	01/01/2013	991	1,016
WorldCom, Inc.
	7.375%	due	01/15/2011	21,150	20,101
					3,658,376
Total Corporate Bonds & Notes					17,312,341
(Cost $17,480,918)

MUNICIPAL BONDS & NOTES 1.0%
Alabama 0.1%
Alabama State General Obligation Bonds
	4.500%	due	09/01/2017		6,080	5,601
	4.500%	due	09/01/2018		6,365	5,806
	4.500%	due	09/01/2019		6,670	6,037
	4.750%	due	09/01/2021		7,340	6,836

Jefferson County, Alabama Sewer Revenue Bonds
Warrants, (FGIC Insured), Series 2000-323
	8.390%	due	02/01/2029	(d)	4,500	4,188

Jefferson County, Alabama Sewer Revenue Bonds
Warrants, (FGIC Insured), Series 2000-352
	8.682%	due	02/01/2036	(d)	625	589

Jefferson County, Alabama Sewer Revenue Bonds,
(FGIC Insured), Series 2001
	8.460%	due	02/01/2039	(d)	5,500	5,018

Montgomery Alabama Special Care Facilities
Financing Authority Revenue Bonds, (MBIA Insured), Series 2000	8.210%	due	11/15/2029	(d)	1,000	853
						34,928
Arizona 0.0%
Phoenix Arizona Civic Import Corp. Water System
Revenue Bonds, Series 2002
	0.000%	due	07/01/2022	(d)	4,400	4,377

California 0.0%
California State Department of Water Resources
Center Valley Project Revenue Bonds, Series 2000
	8.340%	due	12/01/2029	(d)	2,500	2,207

Fairfield California Redevelopment Agency Tax
Allocation Bonds, Series 1997
	7.700%	due	06/01/2002		5	5

Foothill Eastern Transportation Corridor Agency
California Toll Road Revenue Bonds, Series 1995
	0.000%	due	01/01/2026		9,000	2,338
	0.000%	due	01/01/2030		3,590	759

Los Angeles County Metropolitan Transportation Authority
Sales Tax Revenue Bonds, (AMBAC Insured), Series 2000
	8.340%	due	07/01/2023	(d)	3,500	3,281

Modesto California Financing Authority Revenue
Bonds, (AMBAC Insured), Series 1998
	5.000%	due	09/01/2029		300	285

Orange County School Board, Certificate of Participation,
(MBIA Insured), Series 2000
	8.140%	due	08/01/2024	(d)	3,500	3,262

San Diego Public Facilities Financing Authority Revenue
Bonds, (FGIC Insured), Series 1999
	5.000%	due	05/15/2029		1,000	950

San Francisco, California City & County Common
International Airport Revenue Bonds, (MBIA Insured), Series 2000	7.310%	due	05/01/2028	(d)	3,350	2,444
						15,531
Colorado 0.0%
Denver Colorado City & County Airport Revenue Bonds, Series 2000	8.140%	due	11/15/2025	(d)	2,500	2,209

Connecticut 0.1%
Connecticut State General Obligation Bonds, Series 2001
	4.750%	due	11/15/2021		2,500	2,370
	5.000%	due	11/15/2019	(d)	2,638	2,574
	5.125%	due	11/15/2020	(d)	17,043	16,928
						21,872
Florida 0.0%
Broward County Florida Airport System Revenue Bonds,
(AMBAC Insured), Series 2000
	7.590%	due	10/01/2023	(d)	1,328	1,075

Florida State Board of Education General Obligation
Bonds, (FGIC Insured), Series 2000
	7.140%	due	06/01/2023	(d)	3,500	2,759

Florida State Governmental Utility Authority Revenue
Bonds, (AMBAC Insured), Series 2000
	8.140%	due	10/01/2029	(d)	6,453	5,784

Florida State Turnpike Authority Revenue Bonds,
(FGIC Insured), Series 2000
	7.210%	due	07/01/2027	(d)	6,323	4,811

Lakeland Florida Electric & Water Revenue Bonds,
(MBIA Insured), Series 2000
	8.210%	due	10/01/2028	(d)	2,675	2,448

Modesto Public Financing Authority Lease Revenue
Bonds, (AMBAC Insured), Series 2000
	8.340%	due	09/01/2029	(d)	2,500	2,243
						19,120
Georgia 0.0%
Georgia Local Government Certificate of Participation,
(MBIA Insured), Series 2000
	7.640%	due	06/01/2028	(d)	9,950	8,278

Georgia State Road & Highway Authority Revenue
Bonds, (ST GTD Insured), Series 2001
	5.000%	due	03/01/2021		4,000	3,930

Georgia State Road & Tollway Authority Revenue
Bonds, (ST GTD Insured), Series 2002
	5.000%	due	03/01/2018	(d)	9,900	9,801
						22,009
Hawaii 0.0%
Honolulu Hawaii City & County Wastewater System
Revenue Bonds, (FGIC Insured), Series 2000
	7.640%	due	07/01/2028	(d)	7,200	5,931

Illinois 0.1%
Chicago, Illinois General Obligation Bonds, (FGIC Insured), Series, 2000
	9.210%	due	01/01/2040	(d)	4,750	4,770

Chicago, Illinois Residual General Obligation Bonds,
(MBIA Insured), Series 2000
	8.390%	due	01/01/2028	(d)	3,100	2,671

Cook County Illinois General Obligation Bonds,
(FGIC Insured), Series 2000
	8.210%	due	11/15/2028	(d)	3,220	2,824

Illinois Educatonal Facilities Authority Revenue Bonds, Series 2002
	5.250%	due	07/01/2041	(d)	5,100	4,732
Illinois State General Obligation Bonds, Series 2002
	5.250%	due	04/01/2022		17,385	17,071
						32,068
Indiana 0.0%
Eagle-Union Middle School Building Bonds, (AMBAC
State Aid Withholding Insured), Series 2001
	5.000%	due	01/05/2020		2,000	1,941

Indiana Board Bank Revenue Bonds, Series 2001
	5.375%	due	08/01/2016		1,000	1,031
						2,972
Massachusetts 0.2%
Boston Massachusetts Water & Sewer Common
Revenue Bonds, (FGIC Insured), Series 2000
	8.340%	due	11/01/2028	(d)	3,500	3,126

E-470 Public Highway Residual 144a Revenue Bonds,
(MBIA Insured), Series 2000
	8.140%	due	09/01/2021	(d)	2,590	2,489

Massachusetts Bay Transportation Authority Revenue
Bonds, (MBIA Insured), Series 2000
	7.640%	due	03/01/2021	(d)	5,150	4,466

Massachusetts State General Obligation Bonds,
(FSA Insured), Series 2002
	5.000%	due	03/01/2022	(d)	30,205	31,496

Massachusetts State Turnpike Authority Metro Highway
System Revenue Bonds, (MBIA Insured), Series 2001
	8.340%	due	01/01/2037	(d)	3,000	2,511

Massachusetts State Turnpike Authority Revenue Bonds,
(MBIA Insured), Series 2000
	8.340%	due	01/01/2037	(d)	7,810	6,503

Massachusetts State Water Reserve Authority Revenue
Bonds, (FSA Insured), Series 2000
	7.640%	due	08/01/2037	(d)	500	$431

Southbridge Associations Limited Liability Corporation
Massachusetts Revenue Bonds, (MBIA-Insured), Series 2000
	7.590%	due	02/01/2022		31,105	32,204
						83,226
Minnesota 0.0%
South Washington County Independent School District
General Obligation Bonds, (FSA Insured), Series 2002
	5.000%	due	02/01/2023	(d)	5,472	5,204

Mississippi 0.0%
Mississippi Development Bank Special Obligation
Bonds, (AMBAC Insured), Series 2000
	8.190%	due	07/01/2024	(d)	2,500	2,324

Nebraska 0.0%
Omaha Public Power District Electric Revenue Bonds,
(MBIA Insured), Series 2002
	6.200%	due	02/01/2017	(d)	4,300	5,400

Nevada 0.1%
Clark County, Nevada General Obligation Bonds,
(MBIA Insured), Series 2000
	5.000%	due	06/15/2019	(d)	14,700	14,014

Nevada State General Obligation Bonds, (FGIC Insured), Series 2001
	8.210%	due	05/15/2028	(d)	10,000	8,806
						22,820
New Jersey 0.1%
Essex County New Jersey Important Authority Lease
Revenue Bonds, (FGIC Insured), Series 2000
	9.840%	due	10/01/2030	(d)	250	274

Mercer County New Jersey Important Authority
Revenue Bonds, Series 2000
	9.940%	due	01/01/2018	(d)	2,990	3,413

New Jersey Health Care Facilities Financing Authority
Revenue Bonds, (AMBAC, FHA Insured), Series 2001
	5.000%	due	08/01/2041		3,000	2,838

New Jersey Health Care Facilities Financing Authority
Revenue Bonds, (MBIA Insured), Series 2000
	7.660%	due	07/01/2028	(d)	2,000	1,632

New Jersey State Transportation Authority Revenue
Bonds, (MBIA Insured), Series 2002
	5.500%	due	12/15/2016	(d)	26,873	31,215
	5.000%	due	12/15/2021		6,935	6,721
						46,093
New York 0.1%
Long Island Power Authority New York Electric System
Revenue Bonds, (FSA Insured), Series 2001
	8.590%	due	12/01/2022	(d)	4,000	3,849

Long Island Power Authority Revenue Bonds,
(MBIA Insured), Series 2000
	8.840%	due	12/01/2026	(d)	5,500	5,357

Long Island, New York Electric Power Authority
Revenue Bonds, (FSA Insured), Series 2000
	8.590%	due	12/01/2022	(d)	4,500	4,331

New York City General Obligation Bonds, Series 2002
	2.150%	due	08/01/2002		1,937	1,934

New York City Municipal Water Finance Authority
Revenue Bonds, (MBIA-IBC Insured), Series 2000
	7.660%	due	06/15/2025	(d)	6,565	5,540

New York City, New York General Obligation, Series 1997-D
	2.151%	due	08/01/2002	(d)	2,883	2,883

New York City, New York Municipal Water & Sewer
System Financial Authority Revenue Bonds,
(FSA Insured), Series 2000
	8.340%	due	06/15/2029	(d)	3,000	2,696

New York City, New York Transitional Financial
Authority Revenue Bonds, Series 2000
	9.340%	due	11/01/2024	(d)	1,250	1,301

New York City, New York Transitional Financing
Authority Revenue Bonds, (FGIC-TCRS Insured),
Series 2000 7.660% due 11/15/2023 (d)	7.660%	due	11/15/2023	(d)	2,500	2,124

New York State Dormitory Authority Lease Revenue
Bonds, (MBIA Insured), Series 2001
	7.840%	due	01/15/2029	(d)	3,650	2,939

New York State Dormitory Authority Revenue Bonds,
(MBIA Insured), Series 2000
	8.340%	due	02/15/2023	(d)	2,550	2,364

New York State Dormitory Authority Revenue Bonds, Series 1993
	5.250%	due	05/15/2019		4,000	4,088
						39,406
North Carolina 0.0%
North Carolina State General Obligation, Series 2002
	0.000%	due	04/01/2017	(d)	2,500	2,478

North Dakota 0.0%
Mercer County Improvement Authority Revenue Bonds, Series 1978
	5.800%	due	01/01/2018		55	59

Ohio 0.0%
Hamilton County Ohio Sales Tax Revenue Bonds,
(MBIA Insured), Series 2000
	8.210%	due	12/01/2027	(d)	3,250	2,943

Ohio State General Obligation Bonds, Series 2002
	5.125%	due	09/15/2022	(d)	4,700	4,586
						7,529
Pennsylvania 0.0%
Allegheny County Hospital Development Authority Revenue
Bonds, (MBIA Insured), Series 2000 A
	6.500%	due	11/15/2030		1,000	1,107

Allegheny County Pennsylvania Port Authority SPL Revenue
Bonds, (FGIC Insured), Series 2001
	5.000%	due	03/01/2025		1,000	952

Pennsylvania State Turnpike Community Revenue Bonds,
(AMBAC Insured), Series 2002
	5.000%	due	07/15/2041	(d)	10,925	9,581

Philadelphia Pennsylvania Authority For Industrial Development
Lease Revenue Bonds, (FSA Insured), Series 2002
	5.250%	due	10/01/2030	(d)	2,375	2,309

Philadelphia, Pennsylvania Industrial Development Authority
Revenue Bonds, Series 2001
	5.250%	due	07/01/2028		1,000	956

Philadelphia, Pennsylvania School District General
Obligation Bonds, (MBIA State Aid Withholding Insured), Series 2000
	7.640%	due	04/01/2027	(d)	3,150	2,500

Philadelphia, Pennsylvania School District General
Obligation Bonds, (MBIA State Aid Withholding Insured), Series 2001
	7.740%	due	04/01/2027	(d)	500	397

Philadelphia, Pennsylvania Waste Water System
Revenue Bonds, (FGIC Insured), Series 2001
	5.000%	due	11/01/2031		3,000	2,791

Pittsburgh & Allegheny County Revenue Bonds,
(AMBAC Insured), Series 1999
	5.000%	due	02/01/2029		500	470
						21,063
Puerto Rico 0.0%
Puerto Rico Commonwealth General Obligation Bonds,
Series 2001	5.125%	due	07/01/2031		500	476

South Carolina 0.0%
South Carolina State Public Service Authority Revenue
Bonds	8.360%	due	01/01/2020	(d)	2,450	2,406

Texas 0.1%
Dallas Texas Independent School District, (PSF-GTD Insured), Series 2002
	8.808%	due	02/15/2019	(d)	21,885	22,667

Dallas-Fort Worth International Airport Revenue,
(FGIC Insured), Series 2000
	6.000%	due	11/01/2028		4,000	4,105

Denton County, Texas Utility System Revenue Bonds,
(MBIA Insured), Series 2000
	8.460%	due	12/01/2029	(d)	3,000	2,702

Duncanville, Texas Independent School District General
Obligation Bonds, (PSF-GTD Insured), Series 2001
	5.250%	due	02/15/2032		2,750	2,650

Houston Texas General Obligation Bonds, (FSA Insured), Series 2002
	5.375%	due	03/01/2018	(d)	3,900	4,022

Houston, Texas Airport System Revenue Bonds,
(FGIC Insured), Series 2000
	8.090%	due	07/01/2025	(d)	2,750	2,375

Houston, Texas Independent School District
(PSF-GTD Insured), Series 2000
	7.640%	due	02/15/2026	(d)	15,088	12,098

Houston, Texas Water & Sewer System Revenue Bonds,
(FGIC Insured), Series 2001
	8.710%	due	12/01/2030	(d)	500	467

North Texas Towey Authority Dallas North Towey
System Revenue Bonds, (FGIC Insured), Series 1998
	4.750%	due	01/01/2029		4,000	3,544

Texas A & M University Revenue Bonds, Series 2001
	5.375%	due	05/15/2012		3,305	3,473

Texas State Affordable Housing Multifamily Corp. Revenue
Bonds, Series 2002
	8.870%	due	09/01/2022	(d)	6,650	6,659
						64,762
Utah 0.0%
Weber County, Utah Hospital Revenue Bonds, Series 1999
	5.000%	due	08/15/2030		500	456

Washington State 0.1%
Energy Northwest Washington Electric Revenue Bonds, Series 2002
	5.350%	due	07/01/2018	(d)	35,350	39,867
	6.000%	due	07/01/2018	(d)	4,750	4,983

Washington State General Obligation Bonds, Series 2002
Series 2002 5.000% due 07/01/2017 (d)	5.000%	due	07/01/2017	(d)	11,803	11,283
						56,133
Washington, DC 0.0%
Washington D.C. Convention Center Authority Dedicated
Tax Revenue Bonds, (AMBAC Insured), Series 2000
	7.640%	due	10/01/2028		6,500	5,198

Total Municipal Bonds & Notes						526,050
(Cost $515,008)

U.S. GOVERNMENT AGENCIES 0.9%
A.I.D. Housing Guarantee - Peru
	9.980%	due	08/01/2008		715	814
Fannie Mae
	6.375%	due	10/15/2002		80	82
	5.250%	due	01/15/2003		1,000	1,020
	4.700%	due	05/23/2003		815	818
	3.500%	due	09/15/2004		1,400	1,378
	3.800%	due	11/05/2004		750	741
	7.125%	due	02/15/2005		150	161
	5.250%	due	06/15/2006		750	754
	5.500%	due	07/18/2006		500	505
	4.375%	due	10/15/2006		150	145
	5.000%	due	01/15/2007		1,000	989
	7.125%	due	03/15/2007		250	270
	6.560%	due	12/10/2007		190	194
	5.750%	due	02/15/2008		4,600	4,656
	6.000%	due	05/15/2008		100	102
	5.870%	due	01/28/2009		200	199
	7.250%	due	01/15/2010		900	976
	7.125%	due	06/15/2010		21,210	22,821
	6.625%	due	11/15/2010		100	104
	6.250%	due	02/01/2011		1,900	1,897
	5.500%	due	03/15/2011		6,700	6,464
	6.000%	due	05/15/2011		2,800	2,793
	6.875%	due	09/10/2012		1,000	1,029
	6.930%	due	09/17/2012		1,000	1,033
	6.875%	due	09/24/2012		2,000	2,059
	7.125%	due	01/15/2030		650	696
	7.250%	due	05/15/2030		125	136
	6.625%	due	11/15/2030		610	615
Federal Farm Credit Bank
	5.700%	due	09/03/2008		100	100
	6.060%	due	05/28/2013		100	99
Federal Home Loan Bank
	6.250%	due	11/15/2002		250	256
	5.125%	due	01/13/2003		150	153
	5.500%	due	01/21/2003		1,500	1,533
	9.500%	due	02/25/2004		350	386
	3.625%	due	10/15/2004		250	247
	3.875%	due	12/15/2004		200	198
	5.000%	due	02/28/2005		2,000	2,019
	7.250%	due	05/13/2005		100	108
	5.625%	due	08/09/2006		3,000	3,017
	7.250%	due	02/15/2007		100	108
	5.560%	due	02/28/2007		2,500	2,514
	5.915%	due	08/25/2008		500	506
	6.026%	due	01/22/2009		275	275
	5.920%	due	03/03/2009		500	504
	6.500%	due	08/14/2009		1,200	1,249
	0.000%	due	09/10/2018		15,000	4,535
	0.000%	due	12/21/2018		4,250	1,294
Freddie Mac
	5.500%	due	05/15/2002		2,635	2,646
	6.250%	due	10/15/2002		2,000	2,042
	5.250%	due	02/15/2004		50	51
	5.000%	due	09/13/2005		2,000	2,001
	5.250%	due	01/15/2006		100	101
	6.000%	due	02/21/2006		1,000	1,023
	5.375%	due	08/16/2006		300	301
	9.000%	due	09/15/2008		93	98
	5.125%	due	10/15/2008		3,500	3,397
	5.750%	due	03/15/2009		100	100
	6.450%	due	04/29/2009		100	100
	7.625%	due	09/09/2009		250	256
	5.625%	due	03/15/2011		110	107
	6.000%	due	06/15/2011		750	747
	5.500%	due	09/15/2011		97,750	93,950
	5.750%	due	01/15/2012		1,700	1,658
Small Business Administration
	7.700%	due	07/01/2016		612	656
	6.950%	due	11/01/2016		3,850	4,017
	6.700%	due	12/01/2016		14,645	15,124
	7.150%	due	03/01/2017		6,853	7,198
	7.190%	due	12/01/2019	454	476
	7.630%	due	06/01/2020	22,471	24,012
	6.900%	due	12/01/2020	9,680	9,986
	6.340%	due	03/01/2021	32,063	32,078
	5.340%	due	11/01/2021	16,000	15,033
Small Business Investment Cos.
	7.449%	due	08/01/2010	120,164	127,805
	6.030%	due	02/01/2012	35,000	34,122
Tennessee Valley Authority
	6.375%	due	06/15/2005	300	314
	5.625%	due	01/18/2011	1,000	968
	0.000%	due	04/15/2042	6,055	2,939
Total U.S. Government Agencies					455,858
(Cost $451,637)

U.S. TREASURY OBLIGATIONS 4.6%
Treasury Inflation Protected Securities (i)
	3.625%	due	07/15/2002	(b)	105,043	106,832
	3.375%	due	01/15/2007	(b)	313,526	320,042
	3.625%	due	01/15/2008		205,066	210,513
	3.875%	due	01/15/2009		171,580	178,229
	3.625%	due	04/15/2028		126,932	129,292
	3.875%	due	04/15/2029		75,212	79,936
U.S. Treasury Bonds
	10.750%	due	08/15/2005		50	60
	9.375%	due	02/15/2006		50	58
	12.000%	due	08/15/2013		295,200	400,642
	7.250%	due	05/15/2016		75	84
	8.125%	due	08/15/2019		200,775	245,895
	8.125%	due	08/15/2021		900	1,113
	6.250%	due	08/15/2023		117,210	120,067
	6.000%	due	02/15/2026		210,377	209,399
	6.625%	due	02/15/2027		10,645	11,447
	5.250%	due	11/15/2028		409,150	368,411
	5.375%	due	02/15/2031		23,000	21,600
U.S. Treasury Notes
	7.500%	due	05/15/2002	50	50
	6.625%	due	05/31/2002	1,000	1,008
	6.375%	due	08/15/2002	320	325
	6.250%	due	08/31/2002	750	763
	5.750%	due	10/31/2002	2,000	2,041
	4.250%	due	05/31/2003	50	51
	5.500%	due	05/31/2003	25	26
	5.250%	due	08/15/2003	120	123
	5.750%	due	08/15/2003	50	52
	7.250%	due	05/15/2004	210	225
	6.000%	due	08/15/2004	860	900
	7.875%	due	11/15/2004	50	55
	7.500%	due	02/15/2005	160	174
	6.500%	due	08/15/2005	200	213
	5.875%	due	11/15/2005	50	52
	5.625%	due	02/15/2006	60	62
	7.000%	due	07/15/2006	2,600	2,820
	6.500%	due	10/15/2006	2,275	2,425
	3.500%	due	11/15/2006	3,585	3,392
	6.625%	due	05/15/2007	50	54
	6.125%	due	08/15/2007	75	79
	5.500%	due	02/15/2008	205	209
	5.625%	due	05/15/2008	55	56
	4.750%	due	11/15/2008	75	73
	5.500%	due	05/15/2009	100	101
	6.000%	due	08/15/2009	450	468
	6.500%	due	02/15/2010	1,050	1,125
	5.750%	due	08/15/2010	150	153
	5.000%	due	02/15/2011	50	48
	5.000%	due	08/15/2011	50	48
U.S. Treasury Strips
	0.000%	due	05/15/2008	750	542
	0.000%	due	02/15/2012	375	211
	0.000%	due	05/15/2014	9,225	4,446
	0.000%	due	08/15/2017	7,850	3,029
	0.000%	due	05/15/2018	1,000	367
	0.000%	due	11/15/2021	200	59
Total U.S. Treasury Obligations					2,429,445
(Cost $2,509,967)

MORTGAGE-BACKED SECURITIES 66.3%
Collateralized Mortgage Obligations 22.2%
ABN AMRO Mortgage Corp.
	6.750%	due	09/25/2028	3,765	3,773
	6.750%	due	11/25/2028	600	585
	6.500%	due	06/25/2029	7,093	6,937
American Southwest Financial Securities Corp.
	7.400%	due	11/17/2004		3,047	3,053
	12.500%	due	04/01/2015		194	196
	7.248%	due	11/25/2038		60,736	62,606
Amresco Commercial Mortgage Funding I
	7.180%	due	06/17/2029		55	58
Aurora Loan Services
	2.600%	due	05/25/2030	(d)	20,627	20,727
Bank of America Funding Corp.
	6.750%	due	11/20/2032		17,000	17,157
Bank of America Mortgage Securities, Inc.
	6.250%	due	07/25/2014		9,287	9,193
	6.250%	due	08/25/2028		25,000	24,047
	6.500%	due	05/25/2029		35,028	34,146
	7.250%	due	10/25/2029		11,420	11,271
	7.500%	due	01/25/2031		4,763	4,761
	7.500%	due	02/25/2031		1,544	1,576
	7.000%	due	03/25/2032		53,400	53,332
Bear Stearns Adjustable Rate Mortgage Trust
	6.212%	due	11/25/2030	(d)	88,369	89,740
	7.465%	due	12/25/2030	(d)	32,519	32,978
	7.490%	due	12/25/2030	(d)	40,828	41,277
	7.001%	due	02/25/2031	(d)	15,962	16,064
	6.912%	due	02/25/2031	(d)	11,590	11,642
	6.952%	due	06/25/2031	(d)	34,804	34,846
	6.688%	due	09/25/2031	(d)	35,346	35,541
	6.552%	due	10/25/2031	(d)	12,607	12,604
	6.709%	due	11/25/2031	(d)	21,793	21,844
	6.823%	due	11/25/2031	(d)	24,387	24,675
	6.147%	due	12/25/2031	(d)	147,235	146,650
	6.295%	due	12/25/2031	(d)	233,602	232,597
	6.195%	due	12/25/2031	(d)	206,146	205,265
	6.184%	due	12/25/2031	(d)	891	895
	6.759%	due	01/25/2032	(d)	37,416	37,508
	6.299%	due	01/25/2032	(d)	465,088	464,968
	6.401%	due	02/25/2032	(d)	102,427	102,081
Bear Stearns Commercial Mortgage Securities, Inc.
	5.910%	due	05/14/2008		118	120
	5.060%	due	12/15/2010		32,658	31,446
	7.000%	due	05/20/2030		45,308	46,650
Bear Stearns Mortgage Securities, Inc.
	2.600%	due	10/25/2023	(d)	1,981	2,100
	10.000%	due	08/25/2024		507	515
	7.000%	due	03/25/2027		6,976	7,108
	7.750%	due	06/25/2027		268	277
	8.125%	due	09/25/2027		1,529	1,563
	7.000%	due	02/25/2028		10,000	10,271
	6.390%	due	06/25/2030	(d)	4,131	4,081
Capco America Securitization Corp.
	5.860%	due	12/15/2007		41	41
CDC Depositor Trust I
	2.330%	due	01/15/2003	(d)	3,783	3,783
Cendant Mortgage Corp.
	6.506%	due	11/18/2028	(d)	6,560	5,914
	6.501%	due	11/18/2028	(d)	13,077	12,643
	2.550%	due	08/25/2030	(d)	894	897
Chase Commercial Mortgage Securities Corp.
	7.631%	due	07/15/2032		275	294
Chase Mortgage Finance Corp.
	7.000%	due	08/25/2024		1,847	1,871
	6.750%	due	03/25/2025		12,665	11,816
	7.365%	due	04/25/2025	(d)	113	113
	6.500%	due	06/25/2028		375	380
	6.750%	due	10/25/2028		39,000	39,044
	6.350%	due	07/25/2029		41,868	42,829
	7.750%	due	08/25/2030		10,734	11,186
Chemical Mortgage Securities, Inc.
	7.250%	due	01/25/2026		8,874	9,147
Citicorp Mortgage Securities, Inc.
	6.605%	due	10/25/2022	(d)	6,350	6,407
	6.250%	due	04/25/2024		11,796	11,014
	7.250%	due	10/25/2027		20,462	20,918
	6.750%	due	09/25/2028		9,205	9,222
	7.000%	due	09/25/2030		7,769	7,462
	7.500%	due	10/25/2030		12,453	12,927
	7.000%	due	02/25/2031		36,610	37,244
CMC Securities Corp. III
	6.750%	due	05/25/2028		5,000	4,999
CMC Securities Corp. IV
	7.250%	due	11/25/2027		9,916	10,222
Collateralized Mortgage Obligation Trust
	8.000%	due	09/20/2021		4,139	4,152
Collateralized Mortgage Securities Corp.
	11.450%	due	11/01/2015	(d)	91	92
	8.750%	due	04/20/2019		246	254
	8.800%	due	04/20/2019		173	179
COMM
	6.145%	due	02/15/2008		12,885	13,203
	2.370%	due	12/16/2011	(d)	9,000	9,009
Commercial Mortgage Acceptance Corp.
	7.030%	due	05/15/2009		75	79
Commercial Mortgage Asset Trust
	7.546%	due	01/17/2010		500	535
	6.975%	due	04/17/2013		145	149
Countrywide Alternative Loan Trust
	8.000%	due	07/25/2030		8,050	8,188
	7.000%	due	10/25/2031		14,969	14,350
Countrywide Funding Corp.
	6.625%	due	02/25/2024		33,827	33,620
	6.875%	due	03/25/2024		9,080	9,058
	6.750%	due	03/25/2024		13,562	12,854
Countrywide Home Loans
	6.500%	due	07/25/2013		5,676	5,688
	6.250%	due	08/25/2014		3,513	3,477
	6.750%	due	11/25/2025		25,567	24,931
	7.500%	due	04/25/2027		1,471	1,523
	7.500%	due	06/25/2027		7,428	7,665
	7.500%	due	09/25/2027		10,675	10,960
	7.250%	due	12/25/2027		6,224	6,257
	7.250%	due	02/25/2028		57,846	58,986
	6.750%	due	06/25/2028		15,103	14,727
	6.750%	due	10/25/2028		15,567	14,978
	6.750%	due	11/25/2028		5,000	5,001
	6.500%	due	01/25/2029		24,978	24,444
	6.500%	due	03/25/2029		21,744	21,319
	6.050%	due	04/25/2029		1,524	1,540
	7.250%	due	08/25/2029		7,200	6,775
	7.750%	due	10/25/2030		38,773	39,888
	7.500%	due	01/25/2031		1,105	1,121
	7.750%	due	01/25/2031		5,510	5,597
	6.068%	due	07/19/2031	(d)	13,016	12,878
	6.500%	due	10/25/2031		12,329	10,821
	6.050%	due	10/25/2031		10,000	10,047
Credit-Based Asset Servicing and Securitization
	2.310%	due	09/25/2029	(d)	703	706
	2.220%	due	02/25/2030	(d)	32,735	32,738
	2.107%	due	01/25/2032	(d)	50,308	50,308
Crusade Global Trust
	2.230%	due	02/15/2030	(d)	58,190	58,351
CS First Boston Mortgage Securities Corp.
	6.750%	due	01/15/2008		24,424	24,972
	7.290%	due	09/15/2009		335	355
	6.750%	due	12/27/2028		13,868	12,397
	6.960%	due	06/20/2029		277	282
	7.500%	due	03/25/2031		23,890	24,593
	2.450%	due	06/25/2031	(d)	26,296	26,362
	2.500%	due	06/25/2031	(d)	41,304	41,449
	2.450%	due	11/25/2031	(d)	876	874
	6.169%	due	12/25/2031		82,728	83,095
	6.520%	due	01/17/2035		50	52
Dime Savings
	6.707%	due	11/01/2018	(d)	342	341
DLJ Commercial Mortgage Corp.
	2.120%	due	05/05/2003	(d)	26,916	26,882
	2.270%	due	07/05/2008	(d)	330	330
	2.620%	due	07/05/2008	(d)	9,667	9,715
	7.300%	due	06/10/2032		515	546
DLJ Mortgage Acceptance Corp.
	7.580%	due	02/12/2006	(d)	4,000	4,249
	6.445%	due	08/01/2021	(d)(k)	2,737	2,776
	8.000%	due	03/25/2022		88	88
	6.950%	due	12/25/2022	(d)	760	763
	6.836%	due	03/25/2023	(d)	132	135
	7.684%	due	03/25/2024	(d)	133	134
7.557%	due	05/25/2024	(d)	58	59
7.907%	due	10/25/2024	(d)	252	274
2.400%	due	06/25/2026	(d)	949	952
6.850%	due	12/17/2027		6,351	6,514
Drexel Burnham Lambert CMO Trust
9.500%	due	11/20/2017		358	360
DVI Business Credit Receivable Corp. III
2.580%	due	10/15/2003	(d)	3,850	3,863
E-Trade Bank Mortgage Backed Securities Trust
7.174%	due	09/25/2031	(d)	57,254	57,860
Fannie Mae
7.500%	due	05/25/2005		6,700	6,943
7.500%	due	02/25/2006		334	338
7.000%	due	05/25/2006		167	172
7.500%	due	05/25/2007		431	441
6.000%	due	07/25/2007		209	211
6.250%	due	07/25/2007		4	4
6.740%	due	08/25/2007		145	151
6.270%	due	09/25/2007		3,000	3,046
7.000%	due	10/25/2007		183	190
6.250%	due	01/25/2008		50,000	50,785
6.500%	due	05/25/2008		418	432
10.500%	due	08/25/2008		5,240	5,764
6.000%	due	08/25/2008		2	2
13.545%	due	09/25/2008	(d)	1,606	1,528
4.000%	due	02/25/2009		19	18
6.000%	due	02/25/2009		1,400	1,436
6.500%	due	02/25/2009		47	48
6.500%	due	03/25/2009		95	98
6.875%	due	06/25/2009		30	30
6.500%	due	08/25/2010		470	476
6.500%	due	04/25/2013		75	77
8.000%	due	12/25/2016		116	124
11.000%	due	11/25/2017		783	887
9.250%	due	04/25/2018		107	117
9.300%	due	05/25/2018		428	470
9.500%	due	06/25/2018		350	386
2.456%	due	06/25/2018	(d)	2	2
9.500%	due	11/25/2018		1,847	1,887
6.000%	due	02/25/2019		405	405
6.500%	due	03/25/2019		223	225
9.500%	due	06/25/2019		890	985
9.300%	due	08/25/2019		44	49
9.000%	due	12/25/2019		3,719	4,067
7.500%	due	12/25/2019		5,996	6,253
7.000%	due	03/25/2020		789	817
7.000%	due	04/25/2020		8	9
7.500%	due	05/25/2020		1,845	1,945
5.000%	due	09/25/2020		200	203
9.000%	due	09/25/2020		1,824	1,995
8.000%	due	12/25/2020		22,063	22,943
9.000%	due	01/25/2021		3,041	3,296
8.750%	due	01/25/2021		1,920	2,006
5.750%	due	02/18/2021		100	102
9.000%	due	03/25/2021		299	330
7.000%	due	05/25/2021		300	309
6.250%	due	06/25/2021		250	251
6.500%	due	06/25/2021		4,482	4,524
8.000%	due	07/25/2021		8,788	9,366
8.500%	due	09/25/2021		3,135	3,387
7.000%	due	10/25/2021		6,335	6,543
8.000%	due	10/25/2021		6,556	6,675
7.000%	due	11/25/2021		7,628	7,755
5.000%	due	12/25/2021		500	492
4.000%	due	01/25/2022		102	102
8.000%	due	01/25/2022		8,506	8,635
7.750%	due	01/25/2022		13,454	14,139
5.000%	due	04/25/2022		48	48
7.000%	due	04/25/2022		17,241	17,914
7.375%	due	05/25/2022		10,303	10,777
7.500%	due	05/25/2022		2,000	2,095
7.000%	due	06/25/2022		805	832
8.000%	due	06/25/2022		4,352	4,669
8.000%	due	07/25/2022		18,470	19,457
7.500%	due	07/25/2022		1,076	1,120
8.000%	due	07/25/2022		29,848	31,896
7.000%	due	07/25/2022		3,726	3,850
6.500%	due	10/25/2022		4,461	4,510
7.800%	due	10/25/2022		1,950	2,048
6.500%	due	03/25/2023		2,000	2,046
7.000%	due	03/25/2023		32,266	33,448
6.900%	due	05/25/2023		176	176
7.000%	due	06/25/2023		3,518	3,388
6.000%	due	08/25/2023		13,896	12,768
6.500%	due	09/18/2023		18	18
1.000%	due	09/25/2023		97	92
6.750%	due	09/25/2023		4,393	4,209
6.750%	due	10/25/2023		661	644
6.500%	due	10/25/2023		9,440	9,114
7.500%	due	10/25/2023		4	4
6.500%	due	12/25/2023		171	160
6.500%	due	01/25/2024		34,883	34,090
5.000%	due	01/25/2024		351	349
6.500%	due	01/25/2024		2,928	2,918
	6.500%	due	02/25/2024		5,150	5,020
	7.000%	due	03/25/2024		10,267	10,253
	7.500%	due	06/20/2024		9	10
	6.000%	due	06/25/2024		340	341
	7.000%	due	06/25/2024		140	141
	6.500%	due	08/17/2024		17,000	16,887
	6.000%	due	12/25/2024		1,100	1,118
	6.600%	due	05/18/2025		219	226
	7.500%	due	11/17/2025		289	300
	7.500%	due	12/25/2025		316	324
	7.000%	due	02/15/2026		78	81
	6.950%	due	03/25/2026		49	50
	7.000%	due	07/18/2026		270	273
	6.500%	due	09/18/2026		118	121
	7.000%	due	12/18/2026		18,110	18,153
	6.000%	due	12/25/2026		170	168
	8.500%	due	02/17/2027		1,538	1,654
	6.000%	due	03/25/2027		320	316
	5.000%	due	04/18/2027		1,000	994
	6.000%	due	05/17/2027		5,470	5,211
	7.000%	due	06/18/2027		684	697
	7.000%	due	07/18/2027		460	463
	6.500%	due	07/18/2027		190	177
	7.500%	due	08/20/2027		2,817	2,954
	7.000%	due	12/20/2027		13,736	13,791
	2.300%	due	04/18/2028	(d)	1,832	1,823
	6.500%	due	06/25/2028		4,700	4,621
	6.000%	due	07/18/2028		9,461	8,062
	6.500%	due	07/18/2028		67,412	65,970
	9.210%	due	09/25/2028		10,590	11,499
	6.500%	due	10/25/2028		40,000	39,492
	6.250%	due	02/25/2029		3,500	3,191
	7.500%	due	04/25/2029		996	1,034
	6.000%	due	04/25/2029		11,824	10,139
	7.500%	due	06/19/2030		239	251
	2.400%	due	08/25/2030	(d)	33,306	33,525
	2.350%	due	10/18/2030	(d)	24,121	24,244
	7.500%	due	07/25/2031		970	1,006
	6.750%	due	08/21/2031		139,793	138,311
	6.750%	due	09/21/2031		147,274	148,312
	6.500%	due	09/25/2031		12,130	11,129
	4.210%	due	09/25/2031		13,702	13,735
	6.500%	due	10/03/2031		10,166	9,436
	6.500%	due	10/25/2031		55,332	50,425
	6.500%	due	11/25/2031		20,528	17,994
	6.000%	due	11/25/2031		36,446	30,268
	6.000%	due	12/25/2031		32,990	26,115
	6.390%	due	05/25/2036		33,747	29,837
	6.500%	due	06/17/2038		5,000	4,697
	6.300%	due	10/17/2038		17,000	15,308
Federal Housing Administration
	7.430%	due	09/01/2023		1,161	1,167
FFCA Secured Lending Corp.
	7.850%	due	10/18/2017		29,600	29,794
First Commonwealth Savings & Loan Association
	10.375%	due	04/01/2005		13	14
First Horizon Asset Securities, Inc.
	6.750%	due	02/25/2031		137,995	136,345
	7.000%	due	02/25/2031		20,818	20,997
First Interstate Bancorp
	8.875%	due	01/01/2009		99	105
	9.125%	due	01/01/2009	(d)	6	7
First Nationwide Trust
	6.500%	due	03/25/2029		4,400	4,366
	7.750%	due	07/25/2030		6,651	6,860
	8.000%	due	10/25/2030		269	286
	8.500%	due	08/25/2031		373	398
	2.500%	due	09/25/2031	(d)	5,471	5,490
First Union Residential Securitization, Inc.
	7.000%	due	04/25/2025		342	349
	6.750%	due	08/25/2028		9,048	8,610
First Union-Lehman Brothers Commercial Mortgage
	7.150%	due	02/18/2004		6	6
Freddie Mac
	6.750%	due	10/15/2003		5,926	5,987
	7.000%	due	10/15/2003		1,858	1,907
	7.000%	due	12/15/2003		50	52
	10.150%	due	04/15/2006		3	3
	6.500%	due	07/15/2006		495	502
	6.500%	due	08/15/2006		41	41
	7.500%	due	02/15/2007		456	474
7.500%	due	04/01/2007		8	8
7.750%	due	04/01/2007		10	10
7.000%	due	07/01/2007		1	1
6.500%	due	07/15/2007		1,505	1,517
8.000%	due	10/01/2007		29	29
6.500%	due	05/15/2008		527	536
12.425%	due	06/15/2008	(d)	30	27
6.000%	due	11/15/2008		225	231
6.200%	due	12/15/2008		4,923	4,989
8.500%	due	03/01/2009		120	128
6.000%	due	03/15/2009		954	973
11.250%	due	10/01/2009		1	1
7.000%	due	06/01/2010		9	9
7.550%	due	03/15/2012		180	186
11.875%	due	06/15/2013		67	68
8.500%	due	08/15/2013		734	739
8.500%	due	09/15/2013		644	644
6.000%	due	11/15/2014		400	383
6.000%	due	06/15/2015		1,500	1,487
10.100%	due	09/01/2016		228	252
7.500%	due	11/15/2016		26,191	26,956
6.350%	due	03/25/2018		38	38
5.500%	due	05/15/2018		225	229
6.400%	due	02/15/2019		1,498	1,502
6.500%	due	04/15/2019		608	615
10.000%	due	11/15/2019		56	59
2.387%	due	06/15/2020	(d)	23	23
5.750%	due	08/15/2020		147	149
9.000%	due	09/15/2020		35	37
5.000%	due	10/15/2020		817	830
9.500%	due	11/15/2020		2,181	2,185
8.900%	due	11/15/2020		6,905	7,093
8.750%	due	12/15/2020		775	800
9.000%	due	12/15/2020		1,288	1,360
6.250%	due	12/15/2020		145	149
6.000%	due	12/15/2020		144	145
9.000%	due	12/15/2020		474	508
6.250%	due	01/15/2021		74	75
9.500%	due	01/15/2021		1,178	1,247
7.000%	due	02/15/2021		51	51
8.000%	due	04/15/2021		53	55
6.500%	due	05/15/2021		38	39
8.500%	due	06/15/2021		15,344	16,253
9.000%	due	07/15/2021		1,348	1,451
9.500%	due	07/15/2021		280	282
6.000%	due	07/15/2021		135	136
6.950%	due	07/15/2021		290	298
9.500%	due	08/15/2021		1,029	1,101
6.950%	due	08/15/2021		90	92
8.000%	due	08/15/2021		4,746	4,778
6.200%	due	08/15/2021		358	363
6.500%	due	09/15/2021		3,080	3,094
4.500%	due	09/15/2021		173	167
6.500%	due	09/15/2021		568	581
7.000%	due	09/15/2021		75	78
8.000%	due	12/15/2021		14,875	15,615
6.850%	due	01/15/2022		436	449
7.000%	due	03/15/2022		540	560
8.250%	due	06/15/2022		3,073	3,248
7.000%	due	07/15/2022		8,433	8,684
6.650%	due	07/15/2022		800	830
8.500%	due	10/15/2022		4,665	4,919
6.000%	due	11/15/2022		220	222
7.000%	due	12/15/2022		21,000	21,873
7.500%	due	01/15/2023		19,845	21,033
6.500%	due	02/15/2023		1,250	1,297
7.500%	due	05/01/2023		595	622
7.500%	due	07/15/2023		395	419
7.000%	due	07/15/2023		300	304
6.500%	due	07/15/2023		970	993
6.500%	due	08/15/2023		6,348	6,354
5.840%	due	10/25/2023	(d)	7,479	7,891
7.410%	due	10/25/2023		1,496	1,587
6.500%	due	11/15/2023		6,127	5,918
6.500%	due	01/15/2024		35	35
6.250%	due	01/15/2024		100	102
5.000%	due	02/15/2024		116	108
6.500%	due	02/15/2024		10	10
7.499%	due	03/15/2024		7,096	7,267
6.500%	due	03/15/2024		353	328
8.000%	due	04/25/2024		515	552
6.250%	due	05/15/2024		12,770	12,370
6.000%	due	07/17/2024		258	251
8.500%	due	08/01/2024		893	963
7.250%	due	08/15/2024		41	41
8.000%	due	09/15/2024		16,250	17,303
8.500%	due	11/01/2024		383	413
5.650%	due	11/15/2024		140	142
5.500%	due	11/15/2024		11,200	11,427
6.000%	due	02/15/2025		1,746	1,784
6.500%	due	05/15/2025		410	422
7.000%	due	09/17/2025		25	25
7.000%	due	03/01/2026		63	64
6.500%	due	03/15/2026		110	111
6.000%	due	08/15/2026		2,400	2,364
1.977%	due	09/15/2026	(d)	22,414	22,308
6.435%	due	10/01/2026	(d)	1,732	1,774
6.250%	due	11/15/2026		700	696
6.000%	due	11/15/2026		550	544
7.000%	due	01/01/2027		71	73
7.500%	due	01/15/2027		28,185	28,485
8.000%	due	02/15/2027		38,994	41,915
7.000%	due	03/01/2027		89	91
7.500%	due	03/17/2027		20,000	20,930
6.890%	due	05/01/2027	(d)	217	221
6.000%	due	06/15/2027		160	163
6.500%	due	06/15/2027		11,202	10,379
7.500%	due	06/20/2027		21,891	22,934
6.500%	due	08/15/2027		17,239	15,367
6.500%	due	09/15/2027		73,000	72,114
6.500%	due	10/15/2027		32,300	32,063
6.000%	due	11/15/2027		665	655
6.500%	due	01/25/2028		8,691	8,331
6.250%	due	03/15/2028		10,000	9,634
6.500%	due	04/15/2028		163,424	157,557
6.500%	due	05/15/2028		64,577	61,621
6.500%	due	06/15/2028		67,580	61,415
6.500%	due	06/20/2028	25,780	23,386
7.000%	due	07/01/2028	661	676
6.500%	due	07/15/2028	105,632	97,137
6.500%	due	08/15/2028	361,774	335,802
7.000%	due	11/15/2028	9,000	9,128
6.000%	due	12/01/2028	583	571
6.000%	due	12/15/2028	24,142	21,447
6.250%	due	12/15/2028	1,837	1,564
6.500%	due	12/15/2028		7,777	6,747
6.500%	due	01/01/2029		1,621	1,624
6.500%	due	01/15/2029		10,411	10,141
6.000%	due	01/15/2029		3,626	3,001
6.000%	due	02/15/2029		4,236	3,404
6.500%	due	03/01/2029		481	482
6.500%	due	03/15/2029		27,127	25,549
6.500%	due	05/01/2029		699	700
6.500%	due	06/01/2029		268	269
6.500%	due	07/01/2029		1,329	1,330
7.500%	due	02/01/2030		509	528
7.500%	due	07/15/2030		1,000	1,045
7.500%	due	08/15/2030		2,927	2,928
2.400%	due	09/15/2030	(d)	5,136	5,155
7.000%	due	09/15/2030		20,098	19,697
7.000%	due	10/15/2030		16,536	16,212
7.500%	due	10/15/2030		30,406	31,417
2.350%	due	11/15/2030	(d)	770	775
5.659%	due	08/15/2032	(d)	23,963	23,207
Fund America Investors Corp. II
6.307%	due	06/25/2023	(d)	1,601	1,620
General Electric Capital Mortgage Services, Inc.
6.750%	due	12/25/2012		44	44
6.500%	due	09/25/2023		1,175	1,077
6.500%	due	12/25/2023		8,631	7,874
6.500%	due	01/25/2024		3,895	3,494
6.000%	due	02/25/2024		8,328	7,557
6.500%	due	03/25/2024		62,378	62,182
6.500%	due	04/25/2024		73,373	66,810
7.250%	due	05/25/2026		3,160	3,199
7.500%	due	06/25/2027		8,046	8,275
7.500%	due	07/25/2027		4,748	4,807
7.000%	due	10/25/2027		25,942	26,136
7.000%	due	11/25/2027		67,843	69,810
6.750%	due	05/25/2028		23,934	23,613
6.650%	due	05/25/2028		4,012	4,061
6.550%	due	06/25/2028		23,450	23,784
6.600%	due	06/25/2028		2,532	2,559
6.750%	due	06/25/2028		20,517	20,575
6.750%	due	10/25/2028		12,023	12,036
6.250%	due	12/25/2028		53,912	52,291
6.500%	due	12/25/2028		19,500	19,215
6.750%	due	05/25/2029		20,000	19,219
6.500%	due	05/25/2029		9,858	9,764
6.500%	due	07/25/2029		95,240	93,054
6.000%	due	07/25/2029		14,603	14,675
6.250%	due	07/25/2029		132,674	135,324
7.000%	due	09/25/2029		12,602	12,695
GMAC Commercial Mortgage Asset Corp.
2.201%	due	07/20/2002	(d)	12,474	12,474
GMAC Commercial Mortgage Securities, Inc.
6.150%	due	11/15/2007		188	193
6.806%	due	04/15/2008		1,000	1,017
6.974%	due	05/15/2008		25,438	26,577
8.950%	due	08/20/2017		359	387
	6.700%	due	05/15/2030		12,032	12,266
	6.570%	due	09/15/2033		42,420	43,706
GMAC Mortgage Corp. Loan Trust
	7.000%	due	08/25/2029		27,860	27,667
	7.500%	due	05/25/2030		12,000	12,527
Goldman Sachs Mortgage Corp.
	6.000%	due	12/31/2007		7,200	7,131
Government Lease Trust
	4.000%	due	05/18/2011		3,000	2,421
Government National Mortgage Association
	6.250%	due	06/20/2022		14,247	14,345
	7.250%	due	12/16/2023		1,638	1,666
	7.000%	due	10/20/2025		7,000	7,173
	7.000%	due	03/20/2026		320	330
	6.000%	due	03/20/2026		1,500	1,491
	2.400%	due	06/16/2026	(d)	329	329
	7.500%	due	07/16/2027		33,469	35,069
	6.750%	due	06/20/2028		24,455	23,323
	6.500%	due	06/20/2028		34,127	31,350
	7.250%	due	07/16/2028		30	31
	6.500%	due	07/20/2028		46,928	42,974
	6.500%	due	09/20/2028		37,515	34,761
	6.500%	due	01/20/2029		30,697	27,545
	7.000%	due	02/16/2029		6,815	6,657
	6.500%	due	03/20/2029		16,259	15,869
	8.000%	due	03/20/2029		7,151	7,527
	6.000%	due	05/20/2029		11,848	9,908
	7.000%	due	01/16/2030		7,169	6,799
	2.400%	due	02/16/2030	(d)	26,285	26,430
	2.550%	due	02/16/2030	(d)	15,241	15,304
	2.500%	due	02/16/2030	(d)	27,227	27,254
	7.500%	due	02/20/2030		18,301	18,587
	2.301%	due	06/20/2030	(d)	7,468	7,476
	2.401%	due	09/20/2030	(d)	4,660	4,673
	7.500%	due	09/20/2030		5,593	5,701
	7.000%	due	10/16/2030		27,797	25,688
	2.350%	due	10/16/2030	(d)	28,011	27,997
Greenwich Capital Acceptance, Inc.
	6.916%	due	01/25/2023	(d)	88	88
GS Mortgage Securities Corp. II
	6.526%	due	08/15/2011		2,100	2,042
	6.044%	due	08/15/2018		4,601	4,448
Guardian Savings & Loan Association
	7.105%	due	09/25/2018	(d)	21	21
G-Wing Ltd.
	4.530%	due	05/06/2004	(d)	6,200	6,200
Harborview Mortgage Loan Trust
	7.470%	due	08/19/2030		14,435	14,736
Headlands Mortgage Securities, Inc.
	7.250%	due	11/25/2012		938	953
	7.155%	due	12/25/2012		320	327
	7.250%	due	11/25/2027		7,892	8,049
Home Savings of America
	8.464%	due	08/01/2006	(d)	21	21
	5.270%	due	05/25/2027	(d)	1,836	1,808
	6.613%	due	08/20/2029	(d)	14,299	14,277
Housing Securities, Inc.
	7.000%	due	05/25/2008		784	801
	7.000%	due	05/25/2023		6,465	6,584
ICI Funding Corp. Secured Assets Corp.
	7.250%	due	09/25/2027		13,445	13,766
	7.750%	due	03/25/2028		1,825	1,863
Impac CMB Trust
	2.320%	due	12/15/2030	(d)	30,101	30,223
	2.180%	due	11/25/2031	(d)	29,862	29,874
IMPAC Secured Assets CMN Owner Trust
	2.550%	due	01/25/2030	(d)	758	759
	2.600%	due	10/25/2030	(d)	2,635	2,639
Imperial CMB Trust
	6.650%	due	11/25/2029		526	535
Imperial Savings Association
	8.225%	due	01/25/2017	(d)	39	39
	8.840%	due	07/25/2017	(d)	179	179
Independent National Mortgage Corp.
	8.250%	due	05/25/2010		70	71
	6.650%	due	10/25/2024		1,135	1,146
	8.750%	due	12/25/2024		6	6
	3.506%	due	07/25/2025	(d)	2,013	2,012
Indymac Adjustable Rate Mortgage Trust
	6.569%	due	08/25/2031	(d)	9,428	9,427
	6.490%	due	01/25/2032	(d)	93,138	92,843
	6.462%	due	01/25/2032	(d)	21,862	21,673
International Mortgage Acceptance Corp.
	12.250%	due	03/01/2014		203	224
J.P. Morgan Commercial Mortgage Finance Corp.
	8.228%	due	02/25/2028	(d)	1,615	1,731
	7.069%	due	09/15/2029		46	48
LB Commercial Conduit Mortgage Trust
	6.330%	due	11/18/2004		31	32
Lehman Large Loan Trust
	6.790%	due	06/12/2004		22	22
Long Beach Mortgage Loan Trust
	8.396%	due	01/20/2017	(d)	41,901	46,091
LTC Commercial Corp.
	7.100%	due	11/28/2012		3,044	3,101
Mellon Residential Funding Corp.
	6.500%	due	02/25/2028		10,000	10,027
	6.350%	due	06/25/2028		22,000	22,476
	6.600%	due	06/26/2028		7,660	7,805
	6.110%	due	01/25/2029		23,900	24,518
	6.570%	due	07/25/2029	(d)	15,103	15,314
	6.580%	due	07/25/2029	(d)	55,565	58,816
Merrill Lynch Mortgage Investors, Inc.
	7.209%	due	06/15/2021	(d)	780	793
	6.439%	due	06/15/2021	(d)	1,530	1,539
	6.589%	due	06/15/2021	(d)	3,746	3,783
	6.849%	due	06/15/2021	(d)	3,514	3,653
	6.950%	due	06/18/2029		20,037	20,652
	5.650%	due	12/15/2030		6,690	6,805
	2.197%	due	04/25/2031	(d)	43,585	43,722
Midland Realty Acceptance Corp.
	7.020%	due	01/25/2029		4,275	4,401
MLCC Mortgage Investors, Inc.
	2.125%	due	09/15/2026	(d)	12,995	13,008
Morgan Stanley Capital I
	6.440%	due	11/15/2002		16	16
	5.990%	due	03/15/2005		52	53
	6.190%	due	01/15/2007		16,629	17,122
	6.160%	due	04/03/2009		11,591	11,829
	7.460%	due	02/15/2020		8,583	9,020
	2.130%	due	07/25/2027	(d)	214	213
	6.860%	due	07/15/2029	(d)	852	883
	6.220%	due	06/01/2030		62	64
	6.590%	due	10/03/2030		4,832	5,025
Mortgage Capital Funding, Inc.
	7.800%	due	04/15/2006		500	534
	7.008%	due	09/20/2006		15,545	16,215
	6.001%	due	11/18/2031		63	64
Mortgage Obligation Structured Trust
	7.700%	due	10/25/2018		17,957	18,195
NationsBanc Montgomery Funding Corp.
	6.750%	due	06/25/2028		10,000	10,002
	6.500%	due	07/25/2028		14,470	14,197
	6.750%	due	08/25/2028		20,009	19,152
	6.250%	due	10/25/2028		7,000	6,737
Nationslink Funding Corp.
	6.654%	due	02/10/2006		19,624	20,392
	2.230%	due	04/10/2007	(d)	13,959	13,985
Nomura Asset Acceptance Corp.
	7.000%	due	02/19/2030		15,585	15,375
Nomura Asset Securities Corp.
	6.590%	due	03/15/2030		335	347
	7.120%	due	04/13/2036		460	484
Norwest Asset Securities Corp.
	6.750%	due	12/25/2012		8,406	8,653
	6.500%	due	04/25/2013		18,396	18,557
	6.500%	due	06/25/2013		10,941	11,042
	7.500%	due	03/25/2027		28,101	28,906
	6.750%	due	09/25/2027		797	810
	6.750%	due	05/25/2028		40,707	41,434
	6.750%	due	07/25/2028		12,657	12,403
	6.250%	due	08/25/2028		1,097	1,103
	6.250%	due	09/25/2028		347	334
	6.750%	due	10/25/2028		37,871	37,855
	6.500%	due	12/25/2028		39,751	39,003
	6.500%	due	01/25/2029		35	35
	6.500%	due	02/25/2029		62,438	61,300
	5.950%	due	04/25/2029		34,998	35,557
	6.500%	due	04/25/2029		26,751	26,218
	6.300%	due	04/25/2029		2,984	3,006
	6.200%	due	04/25/2029		77,385	78,858
	6.250%	due	05/25/2029		369	371
	6.000%	due	05/25/2029		12,855	12,957
	6.500%	due	06/25/2029		46,178	45,125
	6.750%	due	08/25/2029		28	28
	6.500%	due	10/25/2029		1,947	1,903
	7.000%	due	11/25/2029		14,629	14,764
	7.250%	due	02/25/2030		19,756	20,247
Norwest Integrated Structured Assets, Inc.
	7.000%	due	09/25/2029		3,832	3,862
Paine Webber Mortgage Acceptance Corp.
	6.000%	due	04/25/2009		11,667	11,844
Patten Mortgage
	7.250%	due	08/01/2011	(d)	289	292
PHH Mortgage Services Corp.
	7.177%	due	11/18/2027	(d)	934	953
PNC Mortgage Securities Corp.
	6.750%	due	06/25/2016		2,846	2,902
	7.000%	due	10/25/2027		21,298	21,706
	6.750%	due	12/25/2027		7,230	6,847
	7.000%	due	02/25/2028		25,093	25,570
	6.976%	due	02/25/2028		9,274	9,218
	6.625%	due	03/25/2028		200	202
	7.000%	due	05/25/2028		2,598	2,659
	6.550%	due	07/25/2028		12,929	13,051
	6.750%	due	07/25/2028		3,525	3,534
	6.750%	due	09/25/2028		3,996	4,004
	6.750%	due	10/25/2028		26,027	26,009
	6.750%	due	12/25/2028		21,709	21,613
	6.250%	due	01/25/2029		9,259	8,907
	6.500%	due	01/25/2029		1,705	1,695
	6.300%	due	03/25/2029		9,955	9,596
	6.300%	due	06/25/2029		30,400	31,031
	6.200%	due	06/25/2029		30,959	31,539
	6.500%	due	06/25/2029		48,552	47,354
	6.200%	due	06/25/2029		5,649	5,756
	7.000%	due	06/25/2030		11,303	11,351
	7.750%	due	07/25/2030		3,374	3,372
	2.300%	due	12/25/2030	(d)	12,604	12,623
	7.500%	due	02/25/2031		34,039	35,017
	7.500%	due	05/25/2040	(d)	1,171	1,200
PNC Mortgage Trust
	8.250%	due	03/25/2030		28,343	29,528
Prudential Home Mortgage Securities
	7.400%	due	11/25/2007		1,202	1,237
	7.000%	due	01/25/2008		19,754	19,835
	6.750%	due	07/25/2008		467	473
	6.950%	due	11/25/2022		222	218
	7.000%	due	07/25/2023		2,201	2,222
	6.750%	due	10/25/2023		10,632	10,343
	5.900%	due	12/25/2023		1,289	1,304
	6.500%	due	01/25/2024		1,646	1,542
	6.800%	due	05/25/2024		12,145	11,124
	6.450%	due	11/25/2025		5,264	4,939
Prudential Securities Secured Financing Corp.
	6.074%	due	01/15/2008		10,446	10,634
Prudential-Bache Trust
	8.400%	due	03/20/2021		3,851	4,045
PSB Financial Corp. II
	11.050%	due	12/01/2015		294	298
Regal Trust IV
	4.323%	due	09/29/2031	(d)	7,191	7,114
Resecuritization Mortgage Trust
	2.100%	due	04/26/2021	(d)	13	13
	6.750%	due	06/19/2028		17,876	17,778
	6.500%	due	04/19/2029		2,864	2,940
Residential Accredit Loans, Inc.
	7.500%	due	08/25/2027		11,163	11,484
	7.000%	due	02/25/2028		41,115	42,371
	6.500%	due	12/25/2028		400	395
	6.500%	due	05/25/2029		3,000	2,954
	6.750%	due	06/25/2029		789	809
	7.000%	due	07/25/2029		207	212
	8.000%	due	06/25/2030		168	169
	8.000%	due	07/25/2030		97	99
	7.000%	due	08/25/2031		6,249	5,870
Residential Asset Securitization Trust
	7.375%	due	03/25/2027		5,012	5,146
	7.000%	due	10/25/2027		16,841	17,316
	7.000%	due	01/25/2028		20,000	20,587
	6.750%	due	06/25/2028		1,205	1,205
	6.500%	due	12/25/2028		1,250	1,235
	6.500%	due	03/25/2029		22,514	22,490
	6.750%	due	03/25/2029		290	293
	7.875%	due	01/25/2030		436	452
	8.000%	due	02/25/2030		25,163	26,109
	8.000%	due	04/25/2030		1,366	1,378
	2.600%	due	09/25/2030	(d)	7,620	7,665
Residential Funding Mortgage Securities I
	6.981%	due	06/25/2008		156	157
	7.500%	due	09/25/2011		4,448	4,556
	7.000%	due	05/25/2012		936	962
	6.500%	due	12/25/2012		16,095	16,176
	7.670%	due	01/25/2020		1,040	1,098
	7.750%	due	09/25/2022		152	152
	8.000%	due	01/25/2023		1,157	1,155
	8.000%	due	02/25/2023		3,678	3,674
	6.500%	due	11/25/2023		1,660	1,583
	7.500%	due	12/25/2025		808	831
	7.750%	due	11/25/2026		3,802	3,950
	7.500%	due	04/25/2027		2,940	3,023
	7.500%	due	06/25/2027		24,725	25,339
	7.500%	due	07/25/2027		15,549	15,745
	7.250%	due	08/25/2027		8,742	8,836
	7.250%	due	10/25/2027		24,000	24,421
	7.000%	due	11/25/2027		16,887	17,107
	6.750%	due	02/25/2028		24,572	24,758
	6.750%	due	05/25/2028		60,741	61,892
	6.750%	due	06/25/2028		60,400	58,937
	6.750%	due	07/25/2028		13,292	13,307
	6.750%	due	08/25/2028		35,000	35,045
	6.750%	due	09/25/2028		66,493	66,521
	6.500%	due	10/25/2028		52,000	51,263
	6.250%	due	11/25/2028		3,000	2,978
	6.500%	due	12/25/2028		23,400	22,989
	6.500%	due	01/25/2029		72,314	70,928
	6.500%	due	03/25/2029		27,960	27,481
	6.200%	due	05/25/2029		2,435	2,432
	6.500%	due	06/25/2029		12,492	10,484
	6.750%	due	07/25/2029		22,600	22,303
	7.000%	due	10/25/2029		25,260	25,551
	7.500%	due	11/25/2029		12,338	12,734
	7.500%	due	11/25/2030		25,885	26,120
	7.500%	due	12/25/2030		5,734	5,909
	6.316%	due	06/25/2031	(d)	33,762	33,994
Resolution Trust Corp.
	5.608%	due	10/25/2021	(d)	24	24
	8.135%	due	10/25/2021	(d)	88	88
	8.625%	due	10/25/2021		77	77
	11.060%	due	10/25/2021	(d)	41	41
	8.821%	due	05/25/2022	(d)	755	749
	3.900%	due	08/25/2023	(d)	1,141	1,136
	8.000%	due	06/25/2026		170	170
	7.101%	due	10/25/2028	(d)	2,930	2,938
	6.560%	due	10/25/2028	(d)	8,644	8,724
	6.801%	due	05/25/2029	(d)	2,197	2,218
	7.604%	due	05/25/2029	(d)	1,638	1,689
	7.141%	due	05/25/2029	(d)	1,614	1,664
RMF Commercial Mortgage Securities, Inc.
	6.751%	due	01/15/2019	(d)	235	240
Ryland Acceptance Corp.
	11.500%	due	12/25/2016		61	64
Ryland Mortgage Securities Corp.
	8.200%	due	06/25/2021		26	26
	7.004%	due	08/25/2022	(d)	1,205	1,221
	6.837%	due	08/25/2029	(d)	529	536
Saco I, Inc.
	7.997%	due	07/25/2030	(d)	2,815	2,847
	2.743%	due	10/25/2030	(d)	15,801	15,801
	2.280%	due	09/25/2040	(d)	236	236
Salomon Brothers Mortgage Securities VII
	7.235%	due	11/25/2022	(d)	232	232
	7.285%	due	09/25/2023	(d)	1,429	1,450
	6.684%	due	10/25/2023	(d)	86	86
	7.718%	due	03/25/2024	(d)	165	168
	7.879%	due	07/01/2024	(d)	2,285	2,285
	8.071%	due	09/25/2024	(d)	139	139
	8.151%	due	10/25/2024	(d)	183	185
	7.643%	due	11/25/2024	(d)	250	252
	2.180%	due	09/25/2028	(d)	16,729	16,723
	2.240%	due	04/25/2029	(d)	2,535	2,538
	2.230%	due	04/25/2029	(d)	1,204	1,207
	2.150%	due	06/25/2029	(d)	12,728	12,696
	2.300%	due	09/25/2029	(d)	77	78
	7.599%	due	12/25/2030	(d)	18,707	19,021
Santa Barbara Savings & Loan Association
	9.500%	due	11/20/2018		1,405	1,419
Saxon Mortgage Securities Corp.
	6.250%	due	04/25/2009		697	704
	7.375%	due	09/25/2023		6,372	6,441
	6.500%	due	02/25/2024		295	296
Sears Mortgage Securities
	12.000%	due	02/25/2014		416	419
	6.120%	due	11/25/2021	(d)	296	302
	7.431%	due	10/25/2022	(d)	1,131	1,210
	6.199%	due	12/25/2028	(d)	201	201
Securitized Asset Sales, Inc.
	7.499%	due	06/25/2023	(d)	164	165
	6.930%	due	10/25/2023	(d)	372	372
	6.952%	due	11/26/2023	(d)	566	565
	7.410%	due	09/25/2024	(d)	4,324	4,392
Security Pacific National Bank
	6.870%	due	03/25/2018	(d)	64	64
	6.749%	due	09/25/2019	(d)	271	276
Sequoia Mortgage Trust
	4.382%	due	10/25/2024	(d)	41,123	41,666
	6.350%	due	09/25/2025	(d)	250	251
Small Business Investment Cos.
	7.540%	due	08/10/2009		83,486	89,343
	8.017%	due	02/10/2010		101,864	111,415
	7.640%	due	03/10/2010		67,235	72,086
	7.452%	due	09/01/2010		15,424	16,371
	6.344%	due	08/10/2011		2,082	2,075
Starwood Asset Receivables Trust
	2.200%	due	09/25/2022	(d)	721	722
Starwood Commercial Mortgage Trust
	6.600%	due	02/03/2009		9,954	10,226
Structured Asset Mortgage Investments, Inc.
	6.750%	due	03/25/2028		21,552	21,713
	6.911%	due	06/25/2028	(d)	18,951	19,194
	6.250%	due	11/25/2028		14,878	14,377
	6.750%	due	01/25/2029		10,000	9,986
	6.300%	due	05/25/2029		11,092	11,170
	6.576%	due	06/25/2029	(d)	23,027	22,708
	7.250%	due	07/25/2029		6,687	6,787
	7.203%	due	02/25/2030	(d)	344	349
	6.750%	due	05/02/2030		25,000	23,570
Structured Asset Notes Transactions Ltd.
	6.650%	due	08/30/2005	(d)	13,262	12,809
Structured Asset Securities Corp.
	7.000%	due	02/25/2016		18,047	18,436
	7.500%	due	07/25/2016		37,989	38,950
	7.000%	due	12/25/2027		51,500	52,557
	7.750%	due	02/25/2028		3,940	4,082
	6.750%	due	07/25/2029		597	600
	2.500%	due	11/25/2030	(d)	15,276	15,359
	2.350%	due	05/25/2031	(d)	8,596	8,626
	6.500%	due	09/25/2031	(d)	136,225	138,020
	6.250%	due	01/25/2032		256,420	269,247
	6.320%	due	02/25/2032		186,133	186,058
Structured Mortgage Asset Residential Trust
	7.584%	due	07/25/2024	(d)	133	137
Superannuation Members Home Loans Global Fund
	2.255%	due	06/15/2026	(d)	18,490	18,524
TMA Mortgage Funding Trust
	2.230%	due	01/25/2029	(d)	21,813	21,813
Torrens Trust
	2.160%	due	07/15/2031	(d)	28,431	28,465
Union Planters Mortgage Finance Corp.
	6.750%	due	01/25/2028		4,000	3,870
	6.800%	due	01/25/2028		15,000	15,373
United Mortgage Securities Corp.
	6.530%	due	06/25/2032	(d)	13,769	13,839
	6.964%	due	09/25/2033	(d)	765	769
Vendee Mortgage Trust
	7.750%	due	05/15/2018		134	136
	6.500%	due	05/15/2020		31,686	31,824
	6.835%	due	01/15/2030	(d)	13,917	13,894
Washington Mutual Mortgage Securities Corp.
	6.750%	due	05/25/2031		476	485
Washington Mutual, Inc.
	7.500%	due	11/19/2029		600	621
	6.601%	due	10/19/2039	(d)	109,193	108,440
	6.398%	due	10/19/2039	(d)	191,294	193,036
	6.013%	due	10/19/2039	(d)	3,000	3,009
	5.277%	due	12/25/2040	(d)	32,834	33,152
	5.855%	due	01/25/2041	(d)	67,149	67,219
Wells Fargo Mortgage-Backed Securities Trust
	7.500%	due	01/25/2031		5,422	5,523
	6.125%	due	07/25/2031		12,060	12,008
	6.675%	due	10/25/2031	(d)	33,625	33,689
	6.706%	due	10/25/2031	(d)	3,500	3,506
	6.633%	due	10/25/2031	(d)	25,414	25,507
	6.197%	due	01/25/2032	(d)	34,830	34,434
	6.251%	due	01/25/2032	(d)	78,736	77,337
Western Federal Savings & Loan Association
	6.387%	due	06/25/2021	(d)	890	907
						11,790,650
Fannie Mae 14.9%
	4.639%	due	02/01/2028	(d)	150	152
	4.778%	due	09/01/2017	(d)	2,868	2,861
	4.871%	due	09/01/2024	(d)	1,014	1,033
	4.876%	due	10/01/2040	(d)	13,771	13,963
	4.878%	due	03/01/2033	(d)	422	429
	4.881%	due	10/01/2030	(d)	17,868	18,119
	4.881%	due	10/01/2040	(d)	11,897	12,064
	5.000%	due	04/01/2014		405	392
	5.500%	due	01/01/2004-04/11/2032	(d)(j)	735,216	716,233
	5.916%	due	01/01/2018	(d)	904	927
	5.937%	due	12/01/2031		5,580	5,337
5.952%	due	08/01/2027	(d)	16,987	17,430
6.000%	due	11/01/2003-01/01/2039	(d)(j)	6,653,734	6,618,483
6.048%	due	01/01/2011		148	152
6.066%	due	09/01/2022	(d)	546	555
6.090%	due	12/01/2008		48	49
6.103%	due	12/01/2023	(d)	508	525
6.116%	due	06/01/2023	(d)	897	915
6.149%	due	11/01/2023	(d)	163	164
6.161%	due	09/01/2024	(d)	1,187	1,218
6.168%	due	04/01/2027	(d)	56	57
6.178%	due	05/01/2030	(d)	139	144
6.200%	due	12/01/2023	(d)	469	486
6.210%	due	08/01/2010		50,188	50,595
6.244%	due	01/01/2024	(d)	350	363
6.245%	due	11/01/2025	(d)	1,063	1,099
6.250%	due	09/01/2029	(d)	427	436
6.255%	due	09/01/2013		64,000	63,347
6.282%	due	03/01/2025	(d)	1,687	1,746
6.302%	due	11/01/2025	(d)	818	843
6.315%	due	01/01/2024	(d)	272	283
6.343%	due	02/01/2026	(d)	292	304
6.348%	due	03/01/2026	(d)	678	706
6.351%	due	01/01/2024	(d)	735	763
6.381%	due	11/01/2023	(d)	414	429
6.384%	due	09/01/2022	(d)	586	592
6.394%	due	12/01/2023	(d)	105	109
6.397%	due	09/01/2023	(d)	1,421	1,468
6.400%	due	10/01/2024	(d)	635	660
6.420%	due	12/01/2007		150	154
6.434%	due	09/01/2025	(d)	670	692
6.450%	due	05/01/2022	(d)	281	283
6.462%	due	10/01/2023	(d)	167	174
6.500%	due	04/01/2003-04/11/2032	(j)	50,002	50,156
6.502%	due	01/01/2026	(d)	507	525
6.516%	due	07/01/2024	(d)	2,763	2,808
6.530%	due	10/01/2013		4,254	4,314
6.533%	due	12/01/2023	(d)	443	456
6.547%	due	02/01/2028	(d)	487	503
6.550%	due	01/01/2008		931	962
6.550%	due	04/01/2027	(d)	344	357
6.555%	due	08/01/2028		2,209	2,154
6.565%	due	04/01/2026	(d)	625	651
6.583%	due	10/01/2027	(d)	2,677	2,778
6.585%	due	01/01/2024	(d)	60	62
6.613%	due	08/01/2026	(d)	993	1,031
6.620%	due	12/01/2027	(d)	3,879	4,028
6.622%	due	05/01/2025	(d)	1,590	1,622
6.630%	due	05/01/2023	(d)	568	585
6.645%	due	11/01/2023	(d)	84	86
6.648%	due	05/01/2026	(d)	252	259
6.657%	due	10/01/2024	(d)	231	236
6.683%	due	11/01/2025	(d)	2,044	2,105
6.730%	due	11/01/2007		1,116	1,161
6.750%	due	08/01/2003		48	48
6.764%	due	06/01/2024	(d)	447	457
6.847%	due	07/01/2003		60	61
6.896%	due	07/01/2019	(d)	462	476
6.896%	due	08/01/2023	(d)	321	330
6.982%	due	06/01/2007		455	480
6.983%	due	11/01/2025	(d)	245	253
6.987%	due	05/01/2023	(d)	1,668	1,727
7.000%	due	07/01/2003-09/01/2031	(d)(j)	53,669	55,261
7.027%	due	10/01/2023	(d)	492	503
7.250%	due	01/01/2008		23	24
7.250%	due	05/01/2009		22	23
7.250%	due	01/01/2023		8,131	8,414
7.312%	due	08/01/2027	(d)	680	709
7.350%	due	09/01/2027	(d)	530	552
7.425%	due	06/01/2030	(d)	17,505	18,024
7.430%	due	01/25/2023		1,714	1,696
7.460%	due	08/01/2029		3,905	4,142
7.500%	due	10/01/2002-04/11/2032	(j)	18,981	19,825
7.750%	due	06/01/2009		121	127
7.780%	due	01/01/2018		2,210	2,451
7.850%	due	07/01/2018		6,616	7,206
7.920%	due	03/01/2018		2,723	3,053
7.980%	due	05/01/2030		6,624	6,990
8.000%	due	08/01/2003-03/01/2032	(j)	94,273	99,041
8.060%	due	04/01/2030		1,840	1,947
8.080%	due	04/01/2030		1,007	1,066
8.250%	due	10/01/2008		109	115
8.250%	due	07/01/2009		40	41
8.250%	due	06/01/2013		100	104
8.250%	due	02/01/2017		54	59
8.250%	due	03/01/2030		1,759	1,955
8.490%	due	06/01/2025		979	1,060
8.500%	due	11/01/2004-10/01/2031	(j)	68,677	73,200
9.000%	due	10/01/2004-12/01/2027	(j)	5,587	6,114
9.500%	due	12/01/2006-07/01/2026	(j)	6,165	6,724
9.750%	due	11/01/2008		27	29
	10.000%	due	09/01/2003-05/01/2022	(j)	1,170	1,288
	10.500%	due	11/01/2013-04/01/2022	(j)	387	426
	10.750%	due	03/01/2014		13	14
	11.000%	due	11/01/2013-11/01/2020	(j)	177	195
	11.500%	due	08/20/2016-11/01/2019	(j)	56	63
	12.000%	due	05/01/2016		6	6
	12.500%	due	10/01/2015		22	25
	13.250%	due	09/01/2011		9	11
	14.500%	due	06/01/2012-01/01/2013	(j)	6	7
	14.750%	due	08/01/2012		125	149
	15.000%	due	10/01/2012		210	251
	15.500%	due	10/01/2012-12/01/2012	(j)	12	15
	15.750%	due	12/01/2011-08/01/2012	(j)	81	97
	16.000%	due	09/01/2012		75	91
						7,940,498
Federal Housing Administration 0.8%
	6.000%	due	03/20/2028		3,814	3,700
	6.500%	due	03/31/2032		147	144
	6.755%	due	03/01/2041		16,121	15,276
	6.780%	due	07/25/2040		7,596	7,498
	6.790%	due	05/01/2039		10,747	9,524
	6.830%	due	12/01/2039		3,497	3,415
	6.875%	due	11/01/2015		2,830	2,728
	6.880%	due	10/01/2040-02/01/2041	(j)	21,599	20,576
	6.896%	due	07/01/2020		17,043	16,263
	6.900%	due	12/01/2040		22,724	22,646
	6.930%	due	07/01/2014-01/01/2036	(j)	22,230	21,178
	6.960%	due	05/01/2016		7,480	7,219
	7.050%	due	03/25/2040		4,983	4,992
	7.110%	due	05/01/2019		4,307	4,186
	7.125%	due	03/01/2034		4,365	4,094
	7.150%	due	01/25/2029		9,454	8,889
	7.211%	due	12/01/2021		1,575	1,572
	7.250%	due	06/01/2040		8,245	8,512
	7.310%	due	06/01/2041		23,548	22,285
	7.315%	due	08/01/2019		26,627	26,249
	7.350%	due	11/01/2020-11/01/2022	(j)	9,722	9,759
	7.375%	due	02/01/2018-01/01/2024	(j)	15,360	15,200
	7.400%	due	01/25/2020-11/01/2020	(j)	9,617	9,646
	7.430%	due	12/01/2016-07/01/2025	(j)	93,736	94,088
	7.450%	due	05/01/2021-10/01/2023	(j)	18,379	18,552
	7.460%	due	01/01/2023		1,765	1,782
	7.465%	due	11/01/2019		21,519	21,737
	7.500%	due	03/01/2032		3,223	3,157
	7.580%	due	12/01/2040		7,398	7,236
	7.630%	due	08/01/2041		17,719	17,346
	7.650%	due	11/01/2018		122	124
	7.780%	due	11/01/2040		7,391	7,331
	7.880%	due	03/01/2041		13,375	12,838
	7.930%	due	05/01/2016		1,811	1,827
	8.250%	due	10/29/2023-01/01/2041	(j)	9,385	9,527
	8.375%	due	02/01/2012		352	352
						441,448
Freddie Mac 0.8%
	2.300%	due	06/15/2031		18,546	18,599
	4.924%	due	07/01/2025	(d)	4,080	4,171
	5.000%	due	12/15/2020		59	60
	5.275%	due	11/01/2026	(d)	3,460	3,558
	5.500%	due	10/01/2008-01/01/2014	(j)	1,274	1,273
	5.625%	due	06/01/2017	(d)	13	13
	8.375%	due	02/01/2012		352	352
						441,448
Freddie Mac 0.8%
	2.300%	due	06/15/2031		18,546	18,599
	4.924%	due	07/01/2025	(d)	4,080	4,171
	5.000%	due	12/15/2020		59	60
	5.275%	due	11/01/2026	(d)	3,460	3,558
	5.500%	due	10/01/2008-01/01/2014	(j)	1,274	1,273
	5.625%	due	06/01/2017	(d)	13	13
6.000%	due	01/01/2011-01/01/2029	(j)	228,487	228,127
6.245%	due	12/01/2026	(d)	3,636	3,732
6.250%	due	04/01/2017-01/01/2019	(d)(j)	27	27
6.337%	due	12/01/2022	(d)	177	182
6.365%	due	11/01/2023	(d)	65	66
6.370%	due	10/01/2023	(d)	440	452
6.381%	due	10/01/2023	(d)	928	953
6.391%	due	04/01/2024	(d)	4,057	4,168
6.399%	due	09/01/2023	(d)	832	855
6.422%	due	06/01/2024	(d)	975	1,002
6.437%	due	07/01/2022	(d)	371	379
6.458%	due	06/01/2024	(d)	2,189	2,249
6.462%	due	06/01/2022	(d)	266	270
6.463%	due	01/01/2024	(d)	237	244
6.469%	due	07/01/2023	(d)	1,002	1,023
6.481%	due	10/01/2023	(d)	76	77
6.485%	due	04/01/2029	(d)	690	711
6.493%	due	07/01/2023	(d)	345	353
6.496%	due	08/01/2023	(d)	447	457
6.500%	due	11/01/2002-01/01/2032	(j)	10,665	10,884
6.506%	due	08/01/2023-07/01/2024	(d)(j)	6,335	6,516
6.545%	due	08/01/2024	(d)	165	168
6.548%	due	08/01/2023	(d)	5	5
6.559%	due	05/01/2023	(d)	775	786
6.574%	due	09/01/2023	(d)	1,304	1,326
6.610%	due	01/01/2024	(d)	207	213
6.621%	due	09/01/2023	(d)	822	833
6.651%	due	08/01/2023	(d)	3,165	3,216
6.654%	due	12/01/2023	(d)	499	512
6.670%	due	10/01/2023	(d)	747	763
6.680%	due	08/01/2023	(d)	205	209
6.692%	due	04/01/2023	(d)	171	173
6.717%	due	09/01/2023	(d)	5,282	5,380
6.755%	due	11/01/2028	(d)	12,779	12,992
6.775%	due	11/01/2003		9	9
6.776%	due	06/01/2022	(d)	692	703
6.875%	due	09/01/2018	(d)	391	400
6.880%	due	05/01/2023	(d)	554	562
6.900%	due	11/01/2023	(d)	162	165
6.928%	due	10/01/2023	(d)	693	707
6.932%	due	05/01/2023	(d)	462	470
6.980%	due	11/01/2023	(d)	37	38
7.000%	due	10/01/2002-01/01/2032	(d)(j)	37,705	38,449
7.250%	due	11/01/2008		90	93
7.274%	due	09/01/2027	(d)	1,377	1,418
7.400%	due	02/01/2021		3,405	3,424
7.500%	due	09/01/2003-02/01/2031	(j)	9,441	9,782
7.645%	due	05/01/2025		2,634	2,746
7.804%	due	07/01/2030	(d)	41,769	43,074
8.000%	due	04/01/2002-03/01/2030	(j)	3,974	4,168
8.250%	due	12/01/2002-12/01/2009	(j)	166	172
8.500%	due	12/01/2002-06/01/2030	(j)	2,863	3,070
8.750%	due	01/01/2007-12/01/2010	(j)	32	33
9.000%	due	07/01/2004-07/01/2030	(j)	627	673
9.250%	due	06/01/2009-11/01/2013	(j)	57	62
9.500%	due	06/01/2002-12/01/2022	(j)	1,058	1,155
9.750%	due	11/01/2004-05/01/2009	(j)	27	30
10.000%	due	11/01/2002-03/01/2021	(j)	596	636
10.250%	due	04/01/2009-05/01/2009	(j)	732	798
10.500%	due	10/01/2017-01/01/2021	(j)	251	282
10.750%	due	09/01/2009-12/01/2015	(d)(j)	257	281
11.000%	due	11/01/2009-05/01/2020	(j)	418	469
11.250%	due	10/01/2009-09/01/2015	(j)	15	17
11.500%	due	01/01/2018		46	51
12.500%	due	12/01/2012		12	14
13.250%	due	10/01/2013		76	88
14.000%	due	04/01/2016		15	18
15.500%	due	08/01/2011-11/01/2011	(j)	10	13
16.250%	due	05/01/2011		1	2
					431,049
Government National Mortgage Association 27.6%
5.500%	due	05/20/2028-08/15/2031	(d)(j)	87,780	87,709
5.650%	due	10/15/2012		10	10
5.875%	due	02/20/2016	(d)	148	149
6.000%	due	10/15/2008-04/18/2032	(d)(j)	3,246,757	3,168,711
6.250%	due	03/20/2030	(d)	606	613
6.375%	due	05/20/2017-05/20/2028	(d)(j)	416,804	425,830
6.500%	due	10/15/2008-09/15/2040	(d)(j)	9,361,797	9,328,345
6.625%	due	12/20/2015-01/15/2040	(d)(j)	203,028	208,141
6.670%	due	08/15/2040		954	949
6.750%	due	07/15/2002-07/15/2031	(d)(j)	248,830	254,167
6.800%	due	05/15/2040		2,974	2,985
6.820%	due	04/15/2040		16,848	16,955
6.875%	due	04/20/2023-02/15/2040	(d)(j)	1,158	1,174
7.000%	due	10/15/2003-01/03/2041	(d)(j)	933,275	952,218
7.250%	due	08/20/2027	(d)	18	18
7.500%	due	01/15/2003-01/15/2041	(j)	29,271	30,322
7.625%	due	11/20/2024	(d)	1,673	1,718
7.700%	due	06/15/2031		6,728	6,961
7.750%	due	06/15/2002-07/20/2025	(d)(j)	1,981	2,006
8.000%	due	08/15/2005-04/18/2032	(j)	173,137	181,959
8.125%	due	05/15/2041		3,667	3,816
8.250%	due	07/15/2002-05/15/2022	(j)	902	968
8.500%	due	03/20/2006-01/15/2031	(j)	9,719	10,395
8.750%	due	03/15/2007-07/15/2007	(j)	74	79
9.000%	due	09/15/2003-07/20/2022	(j)	4,277	4,696
9.250%	due	07/15/2003-12/20/2016	(j)	88	93
9.500%	due	12/15/2003-07/15/2025	(j)	4,154	4,596
9.750%	due	09/15/2002-07/15/2004	(j)	30	31
10.000%	due	08/20/2004-02/15/2025	(j)	3,639	4,055
10.250%	due	02/20/2019		22	24
10.500%	due	06/15/2004-09/15/2021	(j)	438	494
11.000%	due	05/15/2004-04/20/2019	(j)	224	249
11.250%	due	12/20/2015		28	32
11.500%	due	10/15/2010-10/15/2015	(j)	77	87
12.000%	due	11/15/2012-05/15/2016	(j)	386	441
12.500%	due	01/15/2011		1	1
	13.000%	due	12/15/2012		13	15
	13.250%	due	10/20/2014		19	22
	13.500%	due	10/15/2012-09/15/2014	(j)	66	78
	15.000%	due	08/15/2011-11/15/2012	(j)	154	183
	16.000%	due	10/15/2011-05/15/2012	(j)	124	147
	17.000%	due	11/15/2011-12/15/2011	(j)	53	64
						14,701,506
Stripped Mortgage-Backed Securities 0.0%
Bear Stearns Mortgage Securities, Inc. (IO)
	7.200%	due	07/25/2024		57	1
	7.500%	due	08/25/2024		441	21
Chase Mortgage Finance Corp. (IO)
	9.000%	due	08/25/2023		98	0
Fannie Mae (IO)
	6.500%	due	05/25/2005		355	27
	6.500%	due	02/25/2007		201	2
	6.500%	due	07/25/2007		10	0
	6.500%	due	09/25/2007		342	7
	6.500%	due	10/25/2007		80	1
	6.500%	due	09/25/2008		547	48
	0.950%	due	03/25/2009	(d)	18,341	372
	6.500%	due	07/25/2018		141	2
	6.500%	due	03/25/2020		30	1
	6.500%	due	08/25/2020		1,008	29
	7.500%	due	04/25/2021		943	82
	903.213%	due	08/25/2021		3	56
	0.950%	due	11/25/2021	(d)	12,813	205
	1000.000%	due	04/25/2022		2	44
	6.500%	due	10/25/2022		50	4
	6.500%	due	01/25/2023		2,586	349
	6.694%	due	02/25/2023	(d)	7,964	604
	8.000%	due	08/18/2027		151	34
Fannie Mae (PO)
	0.000%	due	09/01/2007		427	402
	0.000%	due	08/25/2023		230	189
Freddie Mac (IO)
	6.500%	due	10/15/2006		29	0
	1182.580%	due	08/15/2007		6	111
	7.563%	due	09/15/2007	(d)	2,968	270
	6.000%	due	10/15/2007		70	2
	6.000%	due	01/15/2008		14	0
	6.427%	due	02/15/2008	(d)	316	24
	7.000%	due	08/15/2008		1,542	156
	6.400%	due	10/15/2008		27	3
	6.500%	due	11/15/2008		984	129
	6.500%	due	10/15/2018		6	0
	884.500%	due	01/15/2021		1	16
	1007.500%	due	02/15/2022		2	41
	9.000%	due	05/15/2022		56	11
	7.000%	due	04/15/2023		541	80
	7.000%	due	06/15/2023		5,169	710
	6.500%	due	09/15/2023		151	18
	6.613%	due	12/15/2023	(d)	310	9
Government National Mortgage Association (PO)
	0.000%	due	02/26/2019		112	111
Paine Webber CMO Trust (IO)
	1359.500%	due	08/01/2019		1	28
Prudential Home Mortgage Securities (IO)
	1007.070%	due	10/25/2023		1	11
Vendee Mortgage Trust (IO)
	0.464%	due	06/15/2023	(d)	118,319	2,068
						6,278
Total Mortgage-Backed Securities						35,311,429
(Cost $35,265,163)

ASSET-BACKED SECURITIES 3.7%
Aames Mortgage Trust
	2.260%	due	06/15/2027	(d)	404	405
	7.589%	due	10/15/2029		121	127
ABFS Equipment Contract Trust
	6.100%	due	10/15/2005		17	17
ABSC Long Beach Home Equity Loan Trust
	2.450%	due	07/21/2030	(d)	375	376
	2.110%	due	08/21/2030	(d)	34,035	34,078
Ace Securities Corp.
	2.220%	due	11/25/2028	(d)	400	401
Advanta Mortgage Loan Trust
	2.137%	due	05/25/2027	(d)	667	666
	2.300%	due	08/25/2029	(d)	1,555	1,560
	2.275%	due	11/25/2029	(d)	2,480	2,481
	8.250%	due	08/25/2030		7,954	8,423
Advanta Revolving Home Equity Loan Trust
	2.220%	due	01/25/2024	(d)	13,490	13,527
	2.150%	due	02/25/2025	(d)	7,671	7,664
Aerco Ltd.
	2.360%	due	07/15/2025	(d)	38,200	38,234
American Express Master Trust
	7.850%	due	08/15/2005		220	237
American Stores Corp.
	2.631%	due	08/30/2004	(d)	20,000	19,776
Americredit Automobile Receivable Trust
	2.350%	due	09/05/2006	(d)	30,000	30,056
Ameriquest Mortgage Securities, Inc.
	2.220%	due	06/15/2030	(d)	5,980	5,989
	2.200%	due	07/15/2030	(d)	19,346	19,371
Amresco Residential Securities Mortgage Loan Trust
	2.090%	due	07/25/2027	(d)	1	1
Arcadia Automobile Receivables Trust
	6.900%	due	12/15/2003		4,501	4,533
Argentina Funding Corp.
	2.161%	due	05/20/2003	(d)	1,667	1,670
Bank One Heloc Trust
	2.161%	due	04/20/2020	(d)	24,381	24,361
Bay View Auto Trust
	7.640%	due	11/25/2010		310	322
Bayview Financial Acquisition Trust
	2.230%	due	02/25/2030	(d)	14,884	14,893
	2.290%	due	07/25/2030	(d)	45,015	45,015
	2.240%	due	11/25/2030	(d)	74,800	75,069
	2.180%	due	07/25/2031	(d)	35,389	35,290
	2.230%	due	11/25/2031	(d)	4,639	4,636
Bayview Financial Asset Trust
	2.250%	due	04/25/2031	(d)	83,649	83,584
Bear Stearns Asset Backed Securities, Inc.
	2.300%	due	10/25/2032	(d)	34,004	34,119
Brazos Student Loan Finance Co.
	2.820%	due	06/01/2023	(d)	55,700	55,759
	2.140%	due	12/01/2025	(d)	28,460	28,363
Capital Asset Research Funding LP
	6.400%	due	12/15/2004		149	150
	5.905%	due	12/15/2005		517	515
Champion Home Equity Loan Trust
	2.160%	due	03/25/2029	(d)	2,562	2,559
	2.300%	due	09/25/2029	(d)	13,121	13,129
Charming Shoppes Master Trust
	2.350%	due	08/15/2008	(d)	250	252
Chase Credit Card Master Trust
	6.660%	due	01/15/2007		1,390	1,461
Chase Funding Mortgage Loan Asset-Backed Certificates
	2.120%	due	10/25/2030	(d)	32,769	32,665
Cityscape Home Equity Loan Trust
	7.650%	due	09/25/2025		180	188
Community Program Loan Trust
	4.500%	due	10/01/2018		21,386	20,026
	4.500%	due	04/01/2029		26,000	19,970
Compucredit Credit Card Master Trust
	2.120%	due	03/15/2007	(d)	32,000	32,015
Conseco Finance
	7.890%	due	07/15/2018		2,000	2,055
	7.800%	due	05/15/2020		175	186
	2.270%	due	10/15/2031	(d)	13,651	13,700
Conseco Finance Home Loan Trust
	8.080%	due	02/15/2022		20,300	20,988
Conseco Finance Securitizations Corp.
	7.180%	due	05/01/2032		3,798	3,815
	7.970%	due	05/01/2032		8,300	8,584
	8.310%	due	05/01/2032		23,300	24,170
Contimortgage Home Equity Loan Trust
	6.770%	due	01/25/2018		2,265	2,264
	6.990%	due	03/15/2021		143	146
	6.930%	due	11/25/2022		36,800	37,419
	7.220%	due	01/15/2028		80	82
	2.110%	due	08/15/2028	(d)	443	444
Cross Country Master Credit Card Trust II
	2.400%	due	06/15/2006	(d)	4,600	4,628
CS First Boston Mortgage Securities Corp.
	6.750%	due	09/25/2028		6,960	7,001
2.250%	due	08/25/2031	(d)	3,593	3,601
Delta Funding Home Equity Loan Trust
	2.310%	due	09/15/2029	(d)	6,006	6,027
	2.220%	due	06/15/2030	(d)	19,463	19,505
Denver Arena Trust
	6.940%	due	11/15/2019		2,696	2,645
Discover Card Master Trust I
	6.850%	due	07/17/2007		960	1,013
	2.275%	due	10/16/2013	(d)	400	406
Duck Auto Grantor Trust
	7.260%	due	05/15/2005		10,831	10,871
Embarcadero Aircraft Securitization Trust
	2.380%	due	08/15/2025	(d)	14,400	12,960
EQCC Home Equity Loan Trust
	7.800%	due	12/15/2010		23	23
	2.060%	due	10/15/2027	(d)	481	480
	7.448%	due	08/25/2030		150	158
Equivantage Home Equity Loan Trust
	6.550%	due	10/25/2025		51	52
First Alliance Mortgage Loan Trust
	2.500%	due	01/25/2025	(d)	339	340
	2.281%	due	03/20/2031	(d)	16,214	16,238
Firstcity Auto Receivables Trust
	7.400%	due	12/15/2005		1,445	1,489
FMAC Loan Receivables Trust
	7.900%	due	04/15/2019		20	19
	6.200%	due	09/15/2020		22	22
	6.500%	due	09/15/2020		184	185
	6.830%	due	09/15/2020		680	649
GE Capital Equipment Lease Trust
	6.850%	due	05/20/2008	(d)	156	161
GMAC Mortgage Loan Trust Corp.
	7.950%	due	03/25/2030		14,606	15,424
Green Tree Financial Corp.
	6.240%	due	11/01/2016		151	155
	5.760%	due	11/01/2018		145	145
	8.300%	due	05/15/2026		1,660	1,770
	6.870%	due	02/01/2030		1,611	1,574
	6.660%	due	06/01/2030		1,405	1,298
	6.480%	due	12/01/2030		55	56
Green Tree Floorplan Receivables Master Trust
	2.250%	due	11/15/2004	(d)	56,000	56,047
Green Tree Home Improvement Loan Trust
	2.070%	due	08/15/2029	(d)	342	342
	2.550%	due	11/15/2029	(d)	1,528	1,528
Green Tree Recreational, Equipment, & Consumables
	6.715%	due	02/01/2009		32,782	32,659
	6.490%	due	02/15/2018		8	8
	6.180%	due	06/15/2019		16,481	16,673
Greenpoint Manufactured Housing
	7.270%	due	06/15/2029		110	110
Headlands Home Equity Loan Trust
	2.550%	due	12/15/2024	(d)	170	171
Household Consumer Loan Trust
	2.320%	due	08/15/2006	(d)	11,842	11,702
HPSC Equipment Receivables LLC
	2.200%	due	11/22/2007	(d)	719	719
IMC Home Equity Loan Trust
	7.462%	due	07/25/2026	(d)	383	393
	2.061%	due	08/20/2029	(d)	78	77
IMPAC Secured Assets CMN Owner Trust
	7.770%	due	07/25/2025		1,124	1,162
Indymac Home Equity Loan Asset-Backed Trust
	2.170%	due	10/25/2029	(d)	1,653	1,661
	2.190%	due	07/25/2030	(d)	9,306	9,314
Indymac Manufactured Housing Contract
	6.170%	due	12/25/2011		3,324	3,339
Irwin Home Equity Loan Trust
	2.220%	due	02/25/2012	(d)	7,034	7,056
	2.225%	due	06/25/2021	(d)	8,301	8,328
Keystone Owner Trust
	6.840%	due	12/25/2018		662	677
Long Beach Auto Receivables Trust
	6.940%	due	09/19/2007		1,699	1,746
Long Beach Mortgage Loan Trust
	2.200%	due	04/21/2031	(d)	8,172	8,179
Marriott Vacation Club Owner Trust
	2.251%	due	09/20/2017	(d)	56,704	56,330
Merit Securities Corp.
	6.160%	due	07/28/2033		96	96
	7.880%	due	12/28/2033		34,400	36,006
Mesa Trust Asset Backed Certificates
	2.150%	due	05/15/2033	(d)	5,324	5,324
Metris Master Trust
	2.551%	due	04/20/2006	(d)	20,000	20,029
Metropolitan Asset Funding, Inc.
	2.360%	due	04/25/2029	(d)	7,758	7,731
Mid-State Trust
	8.330%	due	04/01/2030		56,336	59,197
MLCC Mortgage Investors, Inc.
	2.280%	due	03/15/2025	(d)	283	284
Morgan Stanley ABS Capital, Inc.
	2.200%	due	08/25/2030	(d)	88,369	88,484
MPC Natural Gas Funding Trust
	6.200%	due	03/15/2013		8,332	8,541
Myra-United Mexican States
	2.625%	due	10/20/2006	(d)	313	304
	2.875%	due	12/23/2006	(d)	22	21
	2.552%	due	12/23/2006	(d)	1,530	1,484
	2.625%	due	12/23/2006	(d)	2,601	2,523
	2.812%	due	12/23/2006	(d)	1,058	1,026
	2.832%	due	12/23/2006	(d)	706	685
	2.875%	due	12/23/2006	(d)	4,348	4,217
	2.552%	due	12/23/2006	(d)	4,284	4,156
National Medical Care, Inc.
	2.937%	due	09/30/2003	(d)	22,169	21,906
	2.875%	due	09/30/2003	(d)	2,132	2,106
New Century Home Equity Loan Trust
	7.540%	due	06/25/2029		129	136
Novastar Home Equity Loan
	2.175%	due	04/25/2028	(d)	690	690
NPF XII, Inc.
	2.350%	due	03/01/2003	(d)	1,517	1,513
	7.050%	due	06/01/2003	(d)	50,750	51,277
	2.520%	due	11/01/2003	(d)	46,000	46,000
Oakwood Mortgage Investors, Inc.
	6.200%	due	01/15/2015		230	233
Option One Mortgage Loan Trust
	2.190%	due	09/25/2030	(d)	30,539	30,572
Provident Bank Equipment Lease Trust
	2.150%	due	11/25/2011	(d)	18,512	18,574
Provident Bank Home Equity Loan Trust
	2.150%	due	06/25/2021	(d)	17,099	17,117
Providian Gateway Master Trust
	2.120%	due	03/15/2007	(d)	28,900	28,929
	2.180%	due	03/16/2009	(d)	29,500	28,873
	2.200%	due	04/15/2009	(d)	19,000	19,053
Providian Master Trust
	6.250%	due	06/15/2007		25	25
Residential Asset Mortgage Products, Inc.
	7.980%	due	12/25/2030		24,463	25,971
Residential Asset Securities Corp.
	7.998%	due	10/25/2024	(d)	3,125	3,153
	2.500%	due	10/25/2027	(d)	1,048	1,049
Residential Asset Securitization Trust
	6.750%	due	03/25/2028		40,000	40,006
RJR Nabisco
	7.500%	due	12/31/2003		19,948	19,948
SallieMae
	2.334%	due	07/25/2004	(d)	230	230
	2.364%	due	10/25/2004	(d)	1,633	1,633
	2.344%	due	10/25/2004	(d)	2,754	2,756
	2.394%	due	10/25/2005	(d)	8,403	8,431
	2.314%	due	10/25/2005	(d)	4,293	4,299
	2.454%	due	04/25/2006	(d)	35,271	35,326
	2.564%	due	01/25/2007	(d)	431	432
	2.604%	due	10/25/2007	(d)	6,402	6,423
	2.000%	due	04/25/2011	(d)	18,551	18,591
Salomon Brothers Mortgage Securities VII
	2.080%	due	12/25/2026	(d)	10	10
	2.320%	due	11/15/2029	(d)	9,847	9,885
	2.480%	due	12/15/2029	(d)	31,857	31,946
	2.240%	due	02/25/2030	(d)	11,713	11,736
Sand Trust
	2.130%	due	08/25/2032	(d)	13,548	13,517
Saxon Asset Securities Trust
	2.130%	due	05/25/2029	(d)	1,169	1,165
Sears Credit Account Master Trust
	6.050%	due	01/15/2008		479	493
Structured Product Asset Trust
	3.216%	due	02/12/2003	(d)	4,200	4,074
Team Fleet Financing Corp.
	7.350%	due	05/15/2003		18	18
UCFC Home Equity Loan
	6.755%	due	11/15/2023		165	169
	8.200%	due	09/15/2027		70	73
	6.870%	due	07/15/2029		70	70
USAA Auto Loan Grantor Trust
	5.800%	due	01/15/2005		542	543
	6.100%	due	02/15/2006		102	104
WFS Financial Owner Trust
	6.920%	due	01/20/2004		9,841	9,945
WMC Mortgage Loan
	2.350%	due	10/15/2029	(d)	41,190	41,256
Total Asset-Backed Securities						1,955,266
(Cost $1,949,302)

SOVEREIGN ISSUES 3.0%
Banco Central Del Uruguay
	6.750%	due	02/19/2021		4,500	3,848
Hydro-Quebec
	7.375%	due	02/01/2003		150	156
	8.050%	due	07/07/2024		800	912
	2.375%	due	09/29/2049	(d)	5,600	4,875
Kingdom of Jordan
	6.000%	due	12/23/2023		4,100	3,483
Kingdom of Spain
	7.000%	due	07/19/2005		500	535
Kingdom of Sweden
	10.250%	due	11/01/2015		500	622
Province of Manitoba
	7.500%	due	02/22/2010		340	374
Province of New Brunswick
	7.125%	due	10/01/2002		1,700	1,740
Province of Newfoundland
	9.000%	due	06/01/2019		500	608
Province of Nova Scotia
	9.375%	due	07/15/2002		1,000	1,016
Province of Ontario
	7.750%	due	06/04/2002		200	202
	7.625%	due	06/22/2004		1,000	1,072
	7.000%	due	08/04/2005		1,000	1,068
	6.000%	due	02/21/2006		1,800	1,850
	5.500%	due	10/01/2008		12,000	11,876
Province of Quebec
	7.500%	due	07/15/2002		6,000	6,085
	8.800%	due	04/15/2003		1,100	1,168
	2.071%	due	06/11/2004	(d)	15,500	15,502
	6.500%	due	01/17/2006		2,475	2,592
	6.620%	due	04/09/2026		25,000	26,471
Republic of Brazil
	3.187%	due	04/15/2006	(d)	212,832	197,146
	11.500%	due	03/12/2008		26,400	26,466
	3.250%	due	04/15/2009	(d)	8,735	7,491
	11.000%	due	01/11/2012		28,350	26,436
	8.000%	due	04/15/2014		231,382	188,570
	8.875%	due	04/15/2024		4,000	2,840
	10.125%	due	05/15/2027		20,000	15,900
	12.250%	due	03/06/2030		8,000	7,400
	11.000%	due	08/17/2040		122,500	101,369
Republic of Bulgaria
	2.812%	due	07/28/2012	(d)	3,624	3,248
	2.813%	due	07/28/2024	(d)	320	286
Republic of Croatia
	2.875%	due	07/31/2006	(d)	2,439	2,408
	2.875%	due	07/31/2010	(d)	34,618	34,099
Republic of Egypt
	7.625%	due	07/11/2006		5,500	5,644
	8.750%	due	07/11/2011		18,500	18,038
Republic of Kazakhstan
	8.375%	due	10/02/2002		5,000	5,130
Republic of Panama
	2.990%	due	05/10/2002	(d)	494	493
	8.250%	due	04/22/2008		60,950	61,255
	9.625%	due	02/08/2011			15,000	15,525
	4.750%	due	07/17/2014	(d)		15,903	14,392
Republic of Peru
	9.125%	due	02/21/2012			27,000	26,690
	4.000%	due	03/07/2017			11,000	8,258
Republic of Poland
	6.000%	due	10/27/2014			8,910	8,922
	3.750%	due	10/27/2024			55,540	39,989
Republic of South Africa
	9.125%	due	05/19/2009			76,425	82,003
State of Israel
	6.200%	due	06/14/2003			25	25
State of Qatar
	3.110%	due	02/18/2004	(d)		4,734	4,663
United Mexican States
	0.000%	due	06/30/2003	(d)		86,989	461
	5.625%	due	04/07/2004	(d)		14,436	14,808

	8.500%	due	02/01/2006			4,681	5,040
	10.375%	due	02/17/2009			42	49
	9.875%	due	02/01/2010			23,800	26,870
	8.375%	due	01/14/2011			24,193	25,354
	7.500%	due	01/14/2012			41,700	41,585
	11.375%	due	09/15/2016			39,800	49,838
	8.125%	due	12/30/2019			2,000	1,981
	6.250%	due	12/31/2019			93,510	86,852
	11.500%	due	05/15/2026			5,500	7,131
	8.300%	due	08/15/2031			330,450	328,798
Total Sovereign Issues							1,579,508
(Cost $1,551,909)

FOREIGN CURRENCY-DENOMINATED ISSUES (f)(g) 0.6%
Banque Centrale De Tunisie
	7.500%	due	08/06/2009		EC	2,300	2,073
Commonwealth of Canada
	5.750%	due	09/01/2006		C$	120	77
	4.250%	due	12/01/2026			15,607	10,647
Commonwealth of New Zealand
	4.500%	due	02/15/2016		N$	78,000	37,165
Federal Home Loan Bank
	5.250%	due	01/15/2006		EC	165	145
Freddie Mac
	4.500%	due	03/15/2004			70	61
	5.750%	due	09/15/2010			165	146
Halifax Group Euro Finance
	7.627%	due	12/29/2049			14,700	13,890
KBC Funding Trust
	8.220%	due	11/29/2049			20,764	19,242
Korea Electric Power Corp.
	4.174%	due	10/31/2002	(d)		18,900	8,403
Lloyds TSB Capital
	7.375%	due	02/07/2049			26,000	24,517
Oesterreich Kontrollbank
	1.800%	due	03/22/2010		JY	12,000	96
Pfizer, Inc.
	0.800%	due	03/18/2008			16,000	121
Royal Bank of Scotland Group PLC
	6.770%	due	03/31/2049		EC	107,300	96,718
United Kingdom Gilt
	5.000%	due	03/07/2012		BP	50	70
United Mexican States
	3.100%	due	04/24/2002		JY	2,542,000	19,177
	8.750%	due	05/30/2002		BP	23,000	32,908
	10.375%	due	01/29/2003		EC	200	93
	7.000%	due	06/02/2003		C$	30,200	18,991
	6.872%	due	04/07/2004	(d)	EC	18,181	16,471
	6.750%	due	06/06/2006		JY	2,000,000	17,729
	7.500%	due	03/08/2010	EC	5,000	4,476
Total Foreign Currency-Denominated Issues						323,216
(Cost $351,241)

PURCHASED PUT OPTIONS 0.0%
Eurodollar June Futures (CME)
	Strike @ 95.500 Exp. 06/17/2002				$61,222,000	383
	Strike @ 93.750 Exp. 06/17/2002				21,387,000	134
	Strike @ 92.750 Exp. 06/17/2002				4,215,000	53
	Strike @ 92.250 Exp. 06/17/2002				22,000,000	275
Harborview Mortgage Loan Trust
	7.470%	due	08/19/2030
	Strike @ 100.000 Exp. 05/01/2005				22,975,000	0
PNC Mortgage Securities (OTC)
	7.470%	due	05/25/2040
	Strike @ 100.000 Exp. 04/01/2005				6,200,000	0
Total Purchased Put Options						845
(Cost $2,744)

PURCHASED CALL OPTIONS 0.0%
U.S. Treasury Note (OTC)
	5.750%	due	11/15/2005
	Strike @ 93.260 Exp. 05/01/2002				3,300,000	321
Total Purchased Call Options						321
(Cost $387)

CONVERTIBLE BONDS & NOTES 0.0%
Banking & Finance 0.0%
Verizon Global Funding
	5.750%	due	04/01/2003		1,500,000	1,519

Industrial 0.0%
Enron Corp.
	0.000%	due	02/07/2021	(e)	17,999,000	1,620

Utilities 0.0%
Cox Communications, Inc.
	0.425%	due	04/19/2020		25,000,000	10,563
Total Convertible Bonds & Notes						13,702
(Cost $27,268)

					Shares
PREFERRED SECURITY 0.9%
DG Funding Trust
	4.159%	due	12/29/2049	(d)	35,250	363,075
Royal Bank of Scotland Group PLC
	0.000%	due	12/01/2003		87,000	97,375
UBS Preferred Funding Trust I
	8.622%	due	10/29/2049		38,900	43,099
Total Preferred Security						503,549
(Cost $495,907)

PREFERRED STOCK 0.1%
Centaur Funding Corp.
	9.080%	due	04/21/2020		125	133
CSC Holdings, Inc.
	11.125%	due	04/01/2008		27,036	2,778
Fortis Amev NV
	3.870%	due	12/31/2049	(d)	86	12,040
	3.860%	due	12/31/2049	(d)	85	11,900
Home Ownership Funding
	13.331%	due	01/31/2049		4,125	2,966
Northern Rock PLC
	8.000%	due	12/31/2049		260	6,604
TCI Communications, Inc.
	9.720%	due	12/31/2036		622,553	15,576
Total Preferred Stock						51,997
(Cost $49,857)

SHORT-TERM INSTRUMENTS 12.6%
					Principal
					Amount
					(000s)
Commercial Paper 12.0%
AT&T Corp.
	4.525%	due	08/06/2002		$214,900	214,897
	3.325%	due	08/06/2002		14,000	14,000
Becton Dickinson & Co.
	2.100%	due	04/25/2002		1,001	1,000
BP Amoco Capital PLC
	1.850%	due	04/01/2002		31,000	31,000
Canadian Wheat Board
	1.810%	due	05/06/2002		731	730
Coca-Cola Co.
	1.750%	due	04/26/2002		11,900	11,886
Danske Corp.
	1.800%	due	04/10/2002		200	200
Electricite De France
	1.810%	due	04/18/2002		800	799
	1.770%	due	04/26/2002		4,100	4,095
Fannie Mae
	1.810%	due	04/01/2002		6,400	6,400
	1.760%	due	04/12/2002		20,000	19,989
	1.730%	due	04/24/2002		4,256	4,251
	1.740%	due	04/24/2002		218,900	218,657
	1.770%	due	05/08/2002	(b)	8,000	7,985
	1.750%	due	05/08/2002	(b)	28,075	28,025
	1.760%	due	05/08/2002	(b)	20	20
	1.820%	due	07/03/2002		140,445	139,732
	1.815%	due	07/03/2002		187,300	186,349
	1.750%	due	07/10/2002		2,600	2,586
	1.865%	due	08/14/2002		1,000	992
	1.880%	due	08/14/2002		76,990	76,387
	1.990%	due	08/21/2002		700	694
	2.010%	due	08/21/2002		4,642	4,603
	1.900%	due	08/21/2002		148,315	147,080
	1.865%	due	08/21/2002		16,100	15,966
	1.865%	due	08/23/2002		3,000	2,975
	1.880%	due	08/28/2002		61,800	61,254
	1.900%	due	08/28/2002		4,600	4,559
	1.910%	due	09/04/2002		26,100	25,856
	1.915%	due	09/04/2002		500	495
	2.020%	due	09/04/2002		2,500	2,477
	2.065%	due	09/04/2002		28,900	28,630
	2.090%	due	09/11/2002		34,714	34,372
	2.035%	due	09/11/2002		2,500	2,475
	2.040%	due	09/11/2002		15,800	15,644
	2.100%	due	09/18/2002		77,300	76,497
	2.140%	due	09/18/2002		8,400	8,313
	2.160%	due	09/18/2002		5,600	5,542
	2.060%	due	09/20/2002		23,800	23,549
	2.100%	due	11/29/2002		2,000	1,967
Federal Home Loan Bank
	1.760%	due	04/05/2002		4,000	3,999
	1.760%	due	04/12/2002		13,200	13,193
	1.770%	due	04/19/2002		19,900	19,882
	1.775%	due	04/24/2002		2,550	2,547
	1.785%	due	04/24/2002		4,500	4,495
	1.790%	due	04/24/2002		1,900	1,898
	1.750%	due	05/03/2002		21,000	20,967
	1.745%	due	05/08/2002	(b)	40,565	40,492
	2.010%	due	08/23/2002		400	397
	1.900%	due	08/28/2002		167,685	166,204
	2.085%	due	09/13/2002		79,800	79,001
	2.120%	due	12/02/2002		228	224
Freddie Mac
	1.820%	due	04/01/2002		74,700	74,700
	1.820%	due	04/04/2002		18,157	18,154
	1.820%	due	04/05/2002		83,900	83,883
	1.760%	due	04/09/2002		1,600	1,599
	1.780%	due	04/16/2002		4,000	3,997
	1.790%	due	04/23/2002		500	499
	1.740%	due	04/25/2002		134,000	133,845
	1.770%	due	04/30/2002	(b)	1,300	1,298
	1.780%	due	04/30/2002	(b)	8,200	8,188
	1.785%	due	04/30/2002	(b)	7,900	7,889
	1.800%	due	05/07/2002	(b)	10,000	9,982
	1.800%	due	05/14/2002	(b)	10,000	9,979
	1.923%	due	05/31/2002		2,675	2,666
	1.750%	due	06/20/2002		63,900	63,617
	1.870%	due	08/15/2002		146,550	145,391
	1.985%	due	08/15/2002		7,600	7,540
	1.880%	due	08/28/2002		8,000	7,929
	1.865%	due	08/30/2002		19,000	18,830
	1.870%	due	08/30/2002		23,000	22,794
	2.085%	due	09/12/2002		9,700	9,604
	2.060%	due	09/13/2002		10,700	10,593
	2.060%	due	09/18/2002		1,600	1,583
Goldman Sachs Group
	1.850%	due	04/01/2002		141,000	141,000
	1.860%	due	04/03/2002		48,000	47,995
KFW International Finance, Inc.
	1.830%	due	04/01/2002		10,000	10,000
	1.750%	due	04/18/2002		24,400	24,380
	1.790%	due	04/18/2002		500	500
	1.820%	due	05/09/2002		100	100
Kraft Foods, Inc.
	1.820%	due	04/26/2002		1,146	1,145
PB Finance (Delaware), Inc.
	1.840%	due	04/29/2002	70,800	70,699
	1.750%	due	04/30/2002	200,000	199,718
	1.820%	due	05/06/2002	2,000	1,996
	1.710%	due	07/17/2002	100,000	99,404
President & Fellows Harvard Co.
	1.800%	due	04/01/2002	26,632	26,632
SBC Communications, Inc.
	1.790%	due	04/15/2002	1,500	1,499
	1.740%	due	04/29/2002	30,000	29,959
Sprint Capital Corp.
	2.740%	due	04/22/2002	36,200	36,142
	3.210%	due	04/23/2002	77,300	77,148
	2.490%	due	05/07/2002	24,700	24,638
	3.450%	due	05/07/2002	13,100	13,055
Svenska Handlesbank, Inc.
	1.820%	due	05/13/2002	600	599
TotalFinaElf SA
	1.860%	due	04/02/2002	90,060	90,055
	1.900%	due	04/02/2002	370,123	370,103
UBS Finance, Inc.
	1.850%	due	04/01/2002	2,484,100	2,484,100
	2.160%	due	08/20/2002	14,000	13,885
	1.920%	due	08/21/2002	10,100	10,016
	1.930%	due	08/21/2002	3,100	3,074
	2.160%	due	08/21/2002	12,400	12,297
	1.920%	due	08/22/2002	105,300	104,415
Verizon Global Funding
	1.780%	due	04/30/2002	300	300
	1.800%	due	04/30/2002	300	300
Wal-Mart Stores, Inc.
	1.770%	due	04/02/2002	51,770	51,767
					6,377,708
Repurchase Agreements 0.3%
State Street Bank
	1.550%	due	04/01/2002		20,019	20,019
	(Dated 03/28/2002. Collateralized by U.S. Treasury
	Bonds 8.500% due 02/15/2020 valued at $20,426.
	Repurchase proceeds are $20,022.)

Credit Suisse First Boston
	1.880%	due	04/01/2002		5,300	5,300
	(Dated 03/28/2002. Collaterized by U.S. Treasury
	Bonds due 11/15/2021 valued at $5,419.
	Repurchase proceeds are $5,301.

Credit Suisse First Boston
	1.820%	due	04/01/2002		131,200	131,200
	(Dated 03/28/2002. Collaterized by U.S. Treasury
	Bonds due 11/15/2021 valued at $134,131.
	Repurchase proceeds are $131,227.
						156,519
U.S. Treasury Bills 0.3%
	1.728%	due	04/11/2002-09/05/2002	(b)(j)	173,170	172,901

Total Short-Term Instruments						6,707,128
(Cost $6,708,273)

Total Investments (a) 126.2%						$67,170,655
(Cost $67,359,581)

Written Options (c) (0.6%)						(307,007)
(Premiums $316,125)

Other Assets and Liabilities (Net) (25.6%)						(13,650,622)

Net Assets 100.0%						$53,213,026

Notes to Schedule of Investments (amounts in thousands):

(a) At March 31, 2002, the net unrealized appreciation
(depreciation) of investments based on cost for federal
income tax purposes of $67,385,199 was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value
over tax cost.			$ 564,488

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax
cost over value.			(779,032)

Unrealized depreciation-net			$ (214,544)

(b) Securities with an aggregate market value of $624,194 have been segregated with the custodian to cover margin requirements for the following open futures contracts at March 31, 2002:

			Unrealized
		# of	Appreciation/
Type		Contracts	(Depreciation)
Euro-Bobl 5 Year Note (06/2002)		17,370	$ (2,608)
Municipal Bond (06/2002)		1,685	616
U.S. Treasury 5 Year Note (06/2002)		14,752	141
U.S. Treasury 10 Year Note (06/2002)		26,314	32,633
U.S. Treasury 30 Year Bond (06/2002)		9,118	(21,579)
Eurodollar September Futures (09/2002)		1,567	(1,573)
Eurodollar March Futures (03/2003)		24	(9)
Eurodollar June Futures (06/2003)		24	(14)
Eurodollar September Futures (09/2003)		24	(15)
			$ 7,592

(c) Premiums received on written options:

	# of
Type	Contracts	Premium	Value
Put - OTC 3 Month LIBOR Interest Rate Swap
Strike @ 6.000 Exp. 10/19/2004	270,000,000	$ 11,001	$ 15,968

Call - OTC 3 Month LIBOR Interest Rate Swap
Strike @ 6.000 Exp. 10/19/2004	270,000,000	11,001	5,299

Put - OTC 3 Month LIBOR Interest Rate Swap
Strike @ 6.700 Exp. 11/02/2004	400,000,000	13,710	16,329

Call - OTC 3 Month LIBOR Interest Rate Swap
Strike @ 5.200 Exp. 11/02/2004	25,200,000	791	200

Put - OTC 3 Month LIBOR Interest Rate Swap
Strike @ 6.700 Exp. 11/02/2004	185,200,000	5,978	7,560

Put - OTC 3 Month LIBOR Interest Rate Swap
Strike @ 6.000 Exp. 10/19/2004	135,500,000	5,468	8,013

Call - OTC 3 Month LIBOR Interest Rate Swap
Strike @ 6.000 Exp. 10/19/2004	135,500,000	5,468	2,659

Call - OTC Japanese Yen vs. U.S. Dollar
Strike @ 141.500 Exp. 06/05/2002	28,443,599,000	14,344	14,493

Put - OTC Euro vs. U.S. Dollar
Strike @ 0.935 Exp. 06/05/2002	571,894,000	35,008	37,157

Put - OTC 3 Month LIBOR Interest Rate Swap
Strike @ 7.000 Exp. 01/07/2005	76,300,000	2,888	2,704

Call - OTC 3 Month LIBOR Interest Rate Swap
Strike @ 5.500 Exp. 01/07/2005	76,300,000	1,593	898

Call - OTC 3 Month LIBOR Interest Rate Swap
Strike @ 5.500 Exp. 01/07/2005	91,600,000	2,221	1,078

Put - OTC 3 Month LIBOR Interest Rate Swap
Strike @ 7.000 Exp. 01/07/2005	91,600,000	3,092	3,245

Put - OTC Euro vs. U.S. Dollar
Strike @ 0.930 Exp. 05/08/2002	678,240,000	42,989	39,981

Put - CME Eurodollar June Futures
Strike @ 95.750 Exp. 06/17/2002	61,875	37,056	387

Put - CME Eurodollar June Futures
Strike @ 96.000 Exp. 06/17/2002	55,354	35,605	346

Put - CME Eurodollar June Futures
Strike @ 97.000 Exp. 06/17/2002	4,888	2,551	183

Put - CME Eurodollar September Futures
Strike @ 96.500 Exp. 09/16/2002	4,913	$3,710	$2,457

Put - CME Eurodollar September Futures
Strike @ 97.250 Exp. 09/16/2002	16,477	10,129	25,127

Put - CME Eurodollar September Futures
Strike @ 97.000 Exp. 09/16/2002	54	36	61

Put - CME Eurodollar September Futures
Strike @ 96.750 Exp. 09/16/2002	6,021	3,293	4,591

Put - CME Eurodollar December Futures
Strike @ 96.000 Exp. 12/16/2002	2,027	1,836	1,926

Put - CME Eurodollar December Futures
Strike @ 96.500 Exp. 12/16/2002	60,481	46,274	98,281

Put - CBOT U.S. Treasury Note May Futures
Strike @ 100.000 Exp. 05/25/2002	39,866	20,083	18,064
		$ 316,125	$ 307,007

(d) Variable rate security. The rate listed is as of March 31, 2002.

(e) Security is in default.

(f) Foreign forward currency contracts outstanding at March 31, 2002:

		Principal
		Amount		Unrealized
		Covered by	Settlement	Appreciation/
Type	Currency	Contract	Month	(Depreciation)
Sell	BP	109,406	05/2002	$ (107)
Sell	C$	27,294	04/2002	30
Buy	EC	1,547,546	04/2002	(16,523)
Sell		10,460	04/2002	114
Sell		645,970	05/2002	(1,502)
Sell		531,959	06/2002	3,420
Buy	JY	236,267,371	04/2002	(11,641)
Sell		271,760,931	04/2002	26,316
Buy		69,942,510	06/2002	673
Sell		43,628,994	06/2002	(13)
Sell	N$	56,333	04/2002	(1,261)
				$ (494)

(g) Principal amount denoted in indicated currency:

	BP	-	British Pound
	C$	-	Canadian Dollar
	DM	-	German Mark
	EC	-	Euro
	JY	-	Japanese Yen
	N$	-	New Zealand Dollar

(h) Swap agreements outstanding at March 31, 2002:

				Unrealized
			Notional	Appreciation/
Type			Amount	(Depreciation)
Receive floating rate based on 3-month LIBOR plus
1.600% and pay a fixed rate equal to 0.426%.

Broker: Lehman Brothers, Inc.
Exp. 04/19/2005			$13,033	$ 1,759

Receive floating rate based on 3-month LIBOR plus
0.500% and pay a fixed rate equal to 7.600%.

Broker: Lehman Brothers, Inc.
Exp. 07/15/2003			35,000	(1,644)

Receive a fixed rate equal to 6.000% and
pay floating rate based on 6-month EC-LIBOR.

Broker: J.P. Morgan Chase & Co.
Exp. 03/15/2017		EC	62,000	(49)

Receive floating rate based on 6-month JY-LIBOR
and pay a fixed rate equal to 2.305%.

Broker: Goldman Sachs
Exp. 04/15/2008		JY	37,000	(97)

Receive floating rate based on 6-month JY-LIBOR
and pay a fixed rate equal to 1.669%.

Broker: Goldman Sachs
Exp. 05/18/2007			1,500,000	(535)

Receive floating rate based on 6-month JY-LIBOR
and pay a fixed rate equal to 2.295%.

Broker: Goldman Sachs
Exp. 04/14/2008			580,000	(148)

Receive a fixed rate equal to 6.000% and
pay floating rate based on 6-month EC-LIBOR.

Broker: J.P. Morgan Chase & Co.
Exp. 03/15/2032		EC	243,700	(445)

Receive floating rate based on 6-month JY-LIBOR
and pay a fixed rate equal to 2.340%.

Broker: Goldman Sachs
Exp. 10/07/2007		JY	24,500,000	(16,615)

Receive floating rate based on 6-month JY-LIBOR and
pay a fixed rate equal to 1.757%.

Broker: Merrill Lynch
Exp. 01/11/2011			10,000,000	(2,942)

Receive floating rate based on 6-month JY-LIBOR
and pay a fixed rate equal to 1.771%.

Broker: Morgan Stanley
Exp. 01/11/2011			11,050,000	(3,349)

Receive floating rate based on 6-month JY-LIBOR and
pay a fixed rate equal to 1.777%.

Broker: Goldman Sachs
Exp. 01/12/2011			3,734,100	(1,147)

Receive a fixed rate equal to 6.000% and
pay floating rate based on 3-month LIBOR.

Broker: Morgan Stanley
Exp. 06/17/2005			$464,200	(8,014)

Receive a fixed rate equal to 6.000% and
pay floating rate based on 3-month LIBOR.

Broker: Bank of America
Exp. 06/17/2005			34,300	(590)

Receive a fixed rate equal to 6.000% and
pay floating rate based on 3-month LIBOR.

Broker: Goldman Sachs
Exp. 12/18/2003			22,000	(32)

Receive a fixed rate equal to 6.000% and
pay floating rate based on 3-month LIBOR.

Broker: Goldman Sachs
Exp. 06/17/2007			1,560,300	(18,184)

Receive a fixed rate equal to 6.000% and
pay floating rate based on 3-month LIBOR.

Broker: Bank of America
Exp. 06/17/2007			$1,063,400	12,106

Receive a fixed rate equal to 6.000% and
pay floating rate based on 3-month LIBOR.

Broker: Morgan Stanley
Exp. 06/17/2007			298,800	3,580

Receive floating rate based on 3-month LIBOR
and pay a fixed rate equal to 6.000%.

Broker: Bank of America
Exp. 06/17/2022			35,300	516

Receive floating rate based on 6-month BP-LIBOR
and pay a fixed rate equal to 5.000%.

Broker: UBS - Warburg
Exp. 03/15/2017		BP	77,300	48

Receive floating rate based on 6-month BP-LIBOR
and pay a fixed rate equal to 5.000%.

Broker: J.P. Morgan Chase & Co.
Exp. 03/15/2017			38,100	53

Receive floating rate based on 6-month BP-LIBOR
and pay a fixed rate equal to 5.000%.

Broker: Goldman Sachs
Exp. 03/15/2017			336,300	2,735

Receive a fixed rate equal to 6.000% and
pay floating rate based on 6-month EC-LIBOR.

Broker: Goldman Sachs
Exp. 03/15/2017		EC	660,700	(1,531)

Receive floating rate based on 6-month BP-LIBOR and
pay a fixed rate equal to 5.000%.

Broker: J.P. Morgan Chase & Co.
Exp. 03/15/2032		BP	134,100	301

Receive a fixed rate equal to 0.650% and the Fund will
pay to the counterparty at par in the event of default of
Niagara Mohawk Corp. 7.750% due 10/01/2008.

Broker: Lehman Brothers, Inc.
Exp. 12/31/2004			$50,000	27

Receive a fixed rate equal to 0.400% and the Fund will
pay to the counterparty at par in the event of default of
Time Warner, Inc. 7.400% due 02/01/2004.

Broker: Goldman Sachs
Exp. 11/10/2002			20,000	(66)
Receive a fixed rate equal to 0.510% and the Fund will
pay to the counterparty at par in the event of default of
Time Warner, Inc. 7.750% due 06/15/2005.

Broker: Lehman Brothers, Inc.
Exp. 01/25/2005			10,000	(89)

Receive a fixed rate equal to 0.250% and the Fund will
pay to the counterparty at par in the event of default of
Wisconsin Electric Power 6.625% due 11/16/2006.

Broker: Lehman Brothers, Inc.
Exp. 04/18/2003			$25,000	26

Receive a fixed rate equal to 1.300% and the Fund
will pay to the counterparty at par in the event of
default of United Mexican States 9.875% due 01/15/2007.

Broker: Salomon Brothers, Inc.
Exp. 05/09/2002			50,000	53

Receive a fixed rate equal to 1.500% and the Fund will
pay to the counterparty at par in the event of default
of the United Mexican States 9.875% due 01/15/2007.

Broker: Salomon Brothers, Inc.
Exp. 06/13/2002			50,000	118

Receive a fixed rate equal to 0.900% and the Fund will
pay to the counterparty at par in the event of default of
Sprint Capital Corp. 7.625% due 01/30/2011.

Broker: Lehman Brothers, Inc.
Exp. 05/09/2002			20,000	(75)

Receive fixed rate equal to 0.850% and the Fund will
pay to the counterparty at par in the event of default
of Verizon Global Funding 0.000% due 01/30/2021.

Broker: Lehman Brothers, Inc.
Exp. 06/15/2004			21,500	(127)

Receive a fixed rate equal to 0.840% and the Fund will pay
to the counterparty at par in the event of default of
Verizon Global Funding 6.750% due 05/15/2021.

Broker: Goldman Sachs
Exp. 06/15/2004			100,000	(605)

Receive a fixed rate equal to 0.850% and the Fund will
pay to the counterparty at par in the event of default
of Verizon Global Funding 0.000% due 12/01/2005

Broker: J.P. Morgan Chase & Co.
Exp. 06/12/2004			100,000	(489)

Receive a fixed rate equal to 1.650% and the Fund will
pay to the counterparty at par in the event of default
of the United Mexican States 9.750% due 04/06/2005.

Broker: Credit Suisse First Boston
Exp. 05/23/2003			50,000	741

Receive a fixed rate equal to 1.450% and the Fund will
pay to the counterparty at par in the even of default of
WorldCom, Inc. - WorldCom Group 6.500% due 05/15/2004.

Broker: J.P. Morgan Chase & Co.
Exp. 11/24/2002			150,000	(9,426)

Receive a fixed rate equal to 0.850% and the Fund will
pay to the counterparty at par in the event of default of
Tyco International Group SA. 0.000% due 02/12/2021.

Broker: Merrill Lynch
Exp. 02/12/2003			25,000	(1,378)

Receive a fixed rate equal to 0.900% and the Fund
will pay to the counterparty at par in the event of default
of Verizon Global Funding 6.750% due 12/01/2005.

Broker: J.P. Morgan Chase & Co.
Exp. 06/14/2004			$50,000	(200)

Receive a fixed rate equal to 0.625% and the Fund will
pay to the counterparty at par in the event of default
of Philip Morris Cos., Inc. 7.000% due 07/15/2005.

Broker: J.P. Morgan Chase & Co.
Exp. 07/17/2003			50,000	(62)

Receive a fixed rate equal to 0.650% and the Fund
will pay to the counterparty at par in the event of
default of Philip Morris Cos., Inc. 7.650% due 07/01/2008.

Broker: Credit Suisse First Boston
Exp. 07/17/2003			100,000	(92)

Receive a fixed rate equal to 0.430% and the Fund will
pay to the counterparty at par in the event to default of
Household International, Inc. 0.000% due 08/02/2021.

Broker: Credit Suisse First Boston
Exp. 08/06/2002			20,000	(62)
Receive a fixed rate equal to 0.400% and the Fund will
pay to the counterparty at par in the event to default of
Household International, Inc. 0.000% due 08/02/2021.

Broker: Morgan Stanley
Exp. 08/06/2002			20,000	(130)

Receive a fixed rate equal to 0.400% and the Fund will
pay to the counterparty at par in the event to default of
Household International, Inc. 0.000% due 08/02/2021.

Broker: Merrill Lynch
Exp. 08/06/2002			20,000	(153)
Receive a fixed rate equal to 1.000% and the Fund will
pay to the counterparty at par in the event of default of
Sprint Capital Corp. 7.625% due 01/30/2011.

Broker: Lehman Brothers, Inc.
Exp. 08/06/2002			30,000	(320)
Receive a fixed rate equal to 1.000% and the Fund will
pay to the counterparty at par in the event of default
of Sprint Capital Corp. 6.375% due 05/01/2009.

Broker: Morgan Stanley
Exp. 08/15/2002			25,000	(288)
Receive a fixed rate equal to 1.000% and the Fund will
pay to the counterparty at par in the event of default
of Sprint Capital Corp. 6.125% due 11/15/2008.

Broker: Merrill Lynch
Exp. 08/02/2002			30,000	(316)

Receive a fixed rate equal to 0.575% and the Fund will pay
to the counterparty at par in the event of default of the
senior or unsecured corporate debt of Kraft Foods, Inc.
5.375% due 07/23/2006.

Broker: UBS - Warburg
Exp. 08/15/2002			65,000	(112)

Receive a fixed rate equal to 0.400% and the Fund will
pay to the counterparty at par in the event of default of
National Rural Utilities Cooperative Finance Corp.
5.750% due 12/01/2008.

Broker: Lehman Brothers, Inc.
Exp. 09/01/2003			$76,500	(945)

Receive a fixed rate equal to 0.460% and the Fund will pay
to the counterparty at par in the event of default of
Vodafone Group PLC 7.750% due 02/15/2010.

Broker: Lehman Brothers, Inc.
Exp. 09/10/2003			68,500	12

Receive a fixed rate equal to 1.160% and the Fund will
pay to the counterparty at par in the event of default of
United Mexican States 9.750% due 04/06/2005.

Broker: Credit Suisse First Boston
Exp. 12/17/2002			50,000	330

Receive a fixed rate equal to 0.215% and the Fund will
pay to the counterparty at par in the event of default of
Freddie Mac 5.500% due 07/15/2006.

Broker: Morgan Stanley
Exp. 02/26/2007			103,300	68
				$ (47,784)

(i) Principal amount of the security is adjusted for inflation.

(j) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(k) Restricted security.

(l) Security becomes interest bearing at a future date.

(m) A portion of the security is segregated as collateral for a pending short sale. Uncovered short sale positions open at March 31, 2002 were as follows:

	Coupon
Type	(%)	Maturity	Par	Value	Proceeds
Fannie Mae	8.000	04/11/2032	68,000	$ 71,378	$ 71,347
U.S. Treasury Note	4.625	05/15/2006	247,325	246,446	246,958
				$ 317,824	$ 318,305

Statement of Assets and Liabilities
March 31, 2001
Amounts in thousands, except per share amounts	Total Return Fund
Assets:
Investments, at value	$ 64,127,213
Cash and foreign currency	218,324
Receivable for investments sold and forward foreign currency contracts	4,821,384
Receivable for Fund shares sold	249,896
Variation margin receivable	8,311
Interest and dividends receivable	476,095
Other assets	1,125
69,902,348

Liabilities:
Payable for investments purchased and forward foreign currency contracts	$ 21,420,265
Payable for financing transactions	5,667,668
Written options outstanding	42,637
Payable for Fund shares redeemed	134,060
Dividends payable	46,539
Accrued investment advisory fee	9,171
Accrued administration fee	7,573
Accrued distribution fee	3,345
Accrued servicing fee	1,139
Variation margin payable	3,094
Other liabilities	61,464
27,396,955

Net Assets	$ 42,505,393

Net Assets Consist of:
Paid in capital	$ 41,959,747
Undistributed (overdistributed) net investment income	154,725
Accumulated undistributed net realized gain (loss)	(48,115)
Net unrealized appreciation (depreciation)	439,036
$ 42,505,393

Net Assets:
Administrative Class	$ 5,353,222
Other Classes	37,152,171

Shares Issued and Outstanding:
Administrative Class	508,925

Net Asset Value and Redemption Price Per Share (Net Assets Per Share Outstanding):
Administrative Class	$ 10.52

Cost of Investments Owned	$ 63,623,558
Cost of Foreign Currency Held	$ 274,176

Statement of Operations
For the year ended March 31, 2001
Amounts in thousands	Total Return Fund
Investment Income:
Interest	$ 2,508,225
Dividends, net of foreign taxes	32,065
Miscellaneous Income	104
Total Income	2,540,394

Expenses:
Investment advisory fees	89,506
Administration fees	73,048
Distribution and/or servicing fees - Administrative Class	9,918
Distribution and/or servicing fees - Other Classes	21,658
Trustees' fees	196
Interest expense	21,417
Total expenses	215,743

Net Investment Income	2,324,651

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	982,913
Net realized gain on futures contracts and written options	248,438
Net realized (loss) on foreign currency transactions	(4,989)
Net change in unrealized appreciation on investments	800,434
Net change in unrealized (depreciation) on futures contracts and written options	(6,524)
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	1,460
Net Gain	2,021,732

Net Increase in Assets Resulting from Operations	$ 4,346,383

Statement of Changes in Net Assets

Amounts in thousands	Total Return Fund
	Year Ended	Year Ended
	March 31, 2001	March 31, 2000
Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$ 2,324,651	$ 1,778,306
Net realized gain (loss)	1,226,362	(847,388)
Net change in unrealized appreciation (depreciation)	795,370	(242,138)
Net increase resulting from operations	4,346,383	688,780

Distributions to Shareholders:
From net investment income
Administrative Class	(245,683)	(158,773)
Other Classes	(2,021,068)	(1,542,465)

In excess of net investment income
Administrative Class	(6,720)	(6,817)
Other Classes	(55,282)	(66,229)

From net realized capital gains
Administrative Class	0	0
Other Classes	0	0

In excess of net realized capital gains
Administrative Class	0	0
Other Classes	0	0

Total Distributions	(2,328,753)	(1,774,284)

Fund Share Transactions:
Receipts for shares sold
Administrative Class	2,801,443	2,193,159
Other Classes	13,545,066	11,309,212

Issued as reinvestment of distributions
Administrative Class	198,869	113,239
Other Classes	1,652,165	1,300,711

Cost of shares redeemed
Administrative Class	(1,104,430)	(953,360)
Other Classes	(8,141,623)	(7,465,688)

Net increase resulting from Fund share transactions	8,951,490	6,497,273

Total Increase in Net Assets	10,969,120	5,411,769

Net Assets:
Beginning of period	31,536,273	26,124,504
End of period *	$ 42,505,393	$ 31,536,273

*Including net undistributed (overdistributed) investment income of:	$ 154,725	$ (57,894)

Financial Highlights
Total Return Fund
Administrative Class

Selected Per Share Data for the Year Ended:	03/31/2001	03/31/2000	03/31/1999	03/31/1998	03/31/1997
Net asset value beginning of period	$ 9.96	$ 10.36	$ 10.62	$ 10.27	$ 10.29
Net investment income	0.64(a)	0.61(a)	0.61(a)	0.61(a)	0.66(a)
Net realized and unrealized gain (loss) on investments	0.56(a)	(0.41)(a)	0.16(a)	0.63(a)	(0.02)(a)
Total income from investment operations	1.20	0.20	0.77	1.24	0.64
Dividends from net investment income	(0.62)	(0.58)	(0.61)	(0.60)	(0.64)
Dividends in excess of net investment income	(0.02)	(0.02)	0.00	(0.02)	(0.02)
Distributions from net realized capital gains	0.00	0.00	(0.24)	(0.27)	0.00
Distributions in excess of net realized capital gains	0.00	0.00	(0.18)	0.00	0.00
Tax basis return of capital	0.00	0.00	0.00	0.00	0.00
Total distributions	(0.64)	(0.60)	(1.03)	(0.89)	(0.66)
Net asset value end of period	$ 10.52	$ 9.96	$ 10.36	$ 10.62	$ 10.27
Total return	12.52%	2.07%	7.33%	12.36%	6.34%
Net assets end of period (000's)	$ 5,353,222	$ 3,233,785	$ 1,972,984	$ 481,730	$ 151,194
Ratio of expenses to average net assets	0.74%(b)	0.79%(b)	0.68%	0.68%	0.68%
Ratio of net investment income to average net assets	6.31%	6.01%	5.52%	5.74%	6.35%
Portfolio turnover rate	450%	223%	154%	206%	173%

(a) Per share amounts based on average number of shares outstanding during the period.
(b) Ratio of expenses to average net assets excluding interest expense is 0.68%.

Notes to Financial Statements

March 31, 2001

1. Organization

PIMCO Funds: Pacific Investment Management Series (the "Trust") was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end investment management company. The Trust currently consists of 39 separate investment funds (the "Funds"). The Trust may offer up to six classes of shares: Institutional, Administrative, A, B, C and D. Each share class has identical voting rights (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Information presented in these financial statements pertains to the Administrative Class of the Total Return Fund. Certain detailed financial information for the Institutional, A, B, C and D Classes (the "Other Classes") is provided separately and is available upon request.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with generally accepted accounting principles. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security Valuation. Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is determined on the basis of last reported sales prices, or if no sales are reported, as is the case for most securities traded over-the-counter, the mean between representative bid and asked quotations obtained from a quotation reporting system or from established market makers. Fixed income securities, including those to be purchased under firm commitment agreements, are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Short-term investments which mature in 60 days or less are valued at amortized cost, which approximates market value. Certain fixed income securities for which daily market quotations are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to fixed income securities whose prices are more readily obtainable.

Securities Transactions and Investment Income. Securities transactions are recorded as of the trade date. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis.

Dividends and Distributions to Shareholders. Dividends from net investment income, if any, of the Fund are declared on each day the Trust is open for business and are distributed to shareholders monthly. Net realized capital gains earned by the Fund, if any, will be distributed no less frequently than once each year.
     Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principals generally accepted in the United States of America. These differences are primarily due to differing treatments for such items as wash sales, foreign currency transactions, net operating losses and capital loss carryforwards.
     Distributions reflected as a tax basis return of capital in the accompanying Statements of Changes in Net Assets have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and paid in capital to more appropriately conform financial accounting to tax characterizations of dividends and distributions.

Foreign Currency. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Fluctuations in the value of these assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses). Realized gains (losses) and unrealized appreciation (depreciation) on investment securities and income and expenses are translated on the respective dates of such transactions. The effect of changes in foreign currency exchange rates on investments in securities are not segregated in the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Multiclass Operations. Each class offered by the Trust has equal rights as to assets and voting privileges. Income and non-class specific expenses of the Fund are allocated daily to each class of shares based on the relative value of settled shares. Realized and unrealized capital gains and losses of the Fund are allocated daily to each class of shares based on the relative net assets of each class.

Federal Income Taxes. The Fund intends to qualify as a regulated investment company and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

Financing Transactions. The Fund may enter into financing transactions consisting of the sale by the Fund of securities, together with a commitment to repurchase similar securities at a future date. The difference between the selling price and the future purchase price is an adjustment to interest income. If the counterparty to whom the Fund sells the security becomes insolvent, the Fund's right to repurchase the security may be restricted; the value of the security may change over the term of the financing transaction; and the return earned by the Fund with the proceeds of a financing transaction may not exceed transaction costs.

Futures and Options. The Fund is authorized to enter into futures contracts and options. The Fund may use futures contracts and options to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts and options are imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts and options, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts and purchased options are valued based upon their quoted daily settlement prices. The premium received for a written option is recorded as an asset with an equal liability which is marked to market based on the option's quoted daily settlement price. Fluctuations in the value of such instruments are recorded as unrealized appreciation (depreciation) until terminated, at which time realized gains and losses are recognized.

Forward Currency Transactions. The Fund is authorized to enter into forward foreign exchange contracts for the purpose of hedging against foreign exchange risk arising from the Fund's investment or anticipated investment in securities denominated in foreign currencies. The Fund also may enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. All commitments are marked to market daily at the applicable translation rates and any resulting unrealized gains or losses are recorded. Realized gains or losses are recorded at the time the forward contract matures or by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Swaps. The Fund is authorized to enter into interest rate, total return and currency exchange swap agreements in order to obtain a desired return at a lower cost than if the Fund had invested directly in the asset that yielded the desired return. Swaps involve commitments to exchange components of income (generally interest or returns) pegged to the underlying assets based on a notional principal amount. Swaps are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gains or losses in the Statements of Operations. The Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a counterparty.

Stripped Mortgage-Backed Securities (SMBS). SMBS represent a participation in, or are secured by and payable from, mortgage loans on real property, and may be structured in classes with rights to receive varying proportions of principal and interest. SMBS include interest-only securities (IOs), which receive all of the interest, and principal-only securities (POs), which receive all of the principal. If the underlying mortgage assets experience greater than anticipated payments of principal, the Fund may fail to recoup some or all of its initial investment in these securities. The market value of these securities is highly sensitive to changes in interest rates.

Delayed Delivery Transactions. The Fund may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Fund will set aside and maintain until the settlement date in a segregated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Fund has sold a security on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security. Forward sales commitments are accounted for by the Fund in the same manner as forward currency contracts discussed above.

Inflation-Indexed Bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be considered interest income, even though investors do not receive their principal until maturity.

Repurchase Agreements. The Fund may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time. The market value of the collateral must be equal at all times to the total amount of the repurchase obligations, including interest. Generally, in the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred.

Reverse Repurchase Agreements. The Fund is authorized to enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund sells to a financial institution a security that it holds with an agreement to repurchase the same security at an agreed-upon price and date. A reverse repurchase agreement involves the risk that the market value of the security sold by the Fund may decline below the repurchase price of the security.

Restricted Securities. The Fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.

3. Fees, Expenses, and Related Party Transactions

Investment Advisory Fee. Pacific Investment Management Company (PIMCO) is a wholly-owned subsidiary partnership of PIMCO Advisors L.P. and serves as investment adviser (the "Adviser") to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Fund at an annual rate of 0.25% based on average daily net assets of the Fund.

Administration Fee. PIMCO serves as administrator (the "Administrator"), and provides administrative services to the Trust for which it receives from each Fund a monthly administrative fee based on each share class' average daily net assets. The Administration Fee for the Administrative Class and Institutional Class is charged at the annual rate of 0.18%. The Administration Fee for the A, B and C Classes is charged at an annual rate of 0.40%. The Administration Fee for Class D is charged at the annual rate of 0.25%.

Distribution and Servicing Fees. PIMCO Funds Distributors LLC, ("PFD"), a wholly-owned subsidiary of PIMCO Advisors L.P., serves as the distributor of the Trust's shares. The Trust is permitted to reimburse, out of the Administrative Class assets of the Fund in an amount up to 0.25% on an annual basis of the average daily net assets of that class, financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Fund shares as their funding medium. The effective rate paid to PFD was 0.25% during current fiscal year.

Pursuant to the Distribution and Servicing Plans adopted by the A, B, C and D Classes of the Trust, the Trust compensates PFD or an affiliate with respect to Class D for services provided and expenses incurred in connection with assistance rendered in the sale of shares and services rendered to shareholders and for maintenance of shareholder accounts of the A, B, C and D Classes. The Trust paid PFD distribution and servicing fees at an effective rate as set forth below (calculated as a percentage of the Fund's average daily net assets attributable to each class);
	Distribution Fee (%)	Servicing Fee (%)
Class A	-	0.25
Class B	0.75	0.25
Class C	0.75	0.25
Class D	-	0.25

PFD also receives the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of A, B and C Class shares. For the period ended March 31, 2001, PFD received $14,039,941 representing commissions (sales charges) and contingent deferred sales charges.

Expenses. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust's executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the cost of borrowing money, including interest expense; (v) fees and expenses of the Trustees who are not "interested persons" of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expense and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class shares and may include certain other expenses as permitted by the Trust's Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above. Each unaffiliated Trustee receives an annual retainer of $45,000**, plus $3,000 for each Board of Trustees meeting attended in person and $500 for each meeting attended telephonically, plus reimbursement of related expenses. In addition, each committee chair receives an annual retainer of $1,500. These expenses are allocated to the Funds of the Trust according to their respective net assets.

**Effective January 1, 2001, the annual retainer for the unaffiliated Trustee is equal to $60,000.

4. Purchases and Sales of Securities
Purchases and sales of securities (excluding short-term investments) for the period ended
March 31, 2001, were as follows (amounts in thousands):

	U.S. Government/Agency		All Other
	Purchases	Sales	Purchases	Sales

Total Return Fund	$ 222,602,527	$ 197,986,156	$ 24,585,355	$ 29,666,864

5. Shares of Beneficial Interest

The Trust may issue an unlimited number of shares of beneficial interest with a $.0001 par value.
Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Total Return Fund
	Year Ended 3/31/2001		Year Ended 03/31/2000
	Shares	Amount	Shares	Amount
Receipts for shares sold
Administrative Class	272,618	$ 2,801,443	218,285	$ 2,193,159
Other classes	1,327,867	13,545,066	1,126,853	11,309,212
Issued as reinvestment of distributions
Administrative Class	19,472	198,869	11,320	113,239
Other classes	162,134	1,652,165	129,764	1,300,711
Cost of shares redeemed
Administrative Class	(107,873)	(1,104,430)	(95,333)	(953,360)
Other classes	(799,860)	(8,141,623)	(745,907)	(7,465,688)
Net increase resulting from Fund share transactions	874,358	$ 8,951,490	644,982	$ 6,497,273

6. Transactions in Written Call and Put Options

Transactions in written call and put options were as follows (amounts in thousands):
Total Return Fund
Premium
Balance at 03/31/2000	$ 31,722
Sales	106,979
Closing Buys	(48,176)
Expirations	(52,921)
Exercised	(1,849)
Balance at 03/31/2001	$ 35,755

7. Acquisition by Allianz AG

On May 5, 2000, Allianz AG completed the acquisition of approximately 70% of the outstanding partnership interest in PIMCO Advisors L.P. ("PIMCO Advisors"), of which PIMCO is a subsidiary partnership. As a result of this transaction, PIMCO Advisors, and its subsidiaries, are now controlled by Allianz AG, a leading provider of financial services, particularly in Europe. PIMCO remains operationally independent, continues to operate under its existing name, and now leads the global fixed-income efforts of Allianz AG. Key employees at each PIMCO Advisors' investment units, including PIMCO's Bill Gross, have signed long-term employment contracts and have significant profit-sharing and retention arrangements to ensure continuity of the investment process and staff. The Allianz Group manages assets of approximately 713.3 billion as of December 31, 2000, including more than 300 mutual funds for retail and institutional clients around the world.

8. Federal Income Tax Matters

The Total Return Fund realized capital loss and/or foreign currency loss of $17,936,702 during the period November 1, 2000 through March 31, 2001 which the Fund elected to defer to the following fiscal year pursuant to income tax regulations.

Statement of Assets and Liabilities
Total Return Fund
September 30, 2002 (Unaudited)

Amounts in thousands, except per share amounts

Assets:
Investments, at value	$77,087,583
Cash	128,004
Foreign currency, at value	589,819
Receivable for investments sold and forward foreign currency contracts	1,387,086
Receivable for Fund shares sold	335,058
Variation margin receivable	154,983
Interest and dividends receivable	484,550
80,167,083

Liabilities:
Payable for investments purchased and forward foreign currency contracts	$11,439,585
Payable for financing transactions	3,179,298
Written options outstanding	133,590
Payable for Fund shares redeemed	251,374
Dividends payable	36,754
Accrued investment advisory fee	12,184
Accrued administration fee	10,771
Accrued distribution fee	5,169
Accrued servicing fee	2,413
Variation margin payable	14,234
Net payable for swap agreements	252,109
Other liabilities	123,107
15,460,588

Net Assets	$64,706,495

Net Assets Consist of:
Paid in capital	$62,243,413
Undistributed net investment income	210,335
Accumulated undistributed net realized gain	1,717,454
Net unrealized appreciation	535,293
$64,706,495

Net Assets:
Administrative Class	$12,343,651
Other Classes	52,362,844

Shares Issued and Outstanding:
Administrative Class	1,134,878

Net Asset Value and Redemption Price Per Share
(Net Assets Per Share Outstanding)
Administrative Class	10.88

Cost of Investments Owned	$76,927,592
Cost of Foreign Currency Held	$582,979

Semi-Annual Report | 09.30.02 | See accompanying notes

Statement of Operations
Total Return Fund
For the six months ended September 30, 2002 (Unaudited)

Amounts in thousands

Investment Income:
Interest, net of foreign taxes	$1,426,310
Dividends, net of foreign taxes	14,227
Total Income	1,440,537

Expenses:
Investment advisory fees	73,629
Administration fees	64,379
Distribution and/or servicing fees - Administrative Class	13,036
Distribution and/or servicing fees - Other Classes	30,243
Trustees' fees	70
Interest expense	31
Total Expenses	181,388

Net Investment Income	1,259,149

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	467,732
Net realized gain on futures contracts, written options, and swaps	1,195,438
Net realized gain on foreign currency transactions	108,961
Net change in unrealized appreciation on investments	348,436
Net change in unrealized appreciation on futures contracts,
written options, and swaps	428,974
Net change in unrealized (depreciation) on translation of
assets and liabilities denominated in foreign currencies	(21,719)
Net Gain	2,527,822

Net Increase in Assets Resulting from Operations	$3,786,971

See accompanying notes | 09.30.02 | Semi-Annual Report

Statements of Changes in Net Assets

Amounts in thousands

		Six Months Ended	Year Ended
		September 30, 2002	March 31, 2002
		(Unaudited)

Increase (Decrease) in Net Assets from:

Operations:
Net investment income		$1,259,149	$2,382,004
Net realized gain		1,772,131	1,406,666
Net change in unrealized appreciation (depreciation)		755,691	(659,434)
Net increase resulting from operations		3,786,971	3,129,236

Distributions to Shareholders:
From net investment income
Administrative Class		(219,120)	(344,120)
Other Classes		(1,040,414)	(2,036,499)
From net realized capital gains
Administrative Class		0	(216,063)
Other Classes		0	(1,142,555)

Total Distributions		(1,259,534)	(3,739,237)

Fund Share Transactions:
Receipts for shares sold
Administrative Class		3,947,600	5,123,488
Other Classes		12,764,571	18,053,389
Issued as reinvestment of distributions
Administrative Class		177,355	462,124
Other Classes		830,792	2,653,654
Cost of shares redeemed
Administrative Class		(1,129,156)	(1,915,219)
Other Classes		(7,625,130)	(13,059,802)
Net increase resulting from Fund share transactions		8,966,032	11,317,634

Total Increase in Net Assets		11,493,469	10,707,633

Net Assets:
Beginning of period		53,213,026	42,505,393
End of period	*$	64,706,495	$53,213,026

*Including net undistributed investment income of:		$210,335	$210,720

Semi-Annual Report | 09.30.02 | See accompanying notes

Financial Highlights
Total Return Fund (Administrative Class)

Selected Per Share Data for the Year or Period Ended:	09/30/2002	+	03/31/2002	03/31/2001		03/31/2000		03/31/1999	03/31/1998

Net asset value beginning of period	$10.41		$10.52	$9.96		$10.36		$10.62	$10.27
Net investment income a	0.22		0.51	0.64		0.61		0.61	0.61
Net realized/unrealized gain (loss) on investments a	0.48		0.20	0.56		(0.41)		0.16	0.63
Total income from investment operations	0.70		0.71	1.20		0.20		0.77	1.24
Dividends from net investment income	(0.23)		(0.52)	(0.64)		(0.60)		(0.61)	(0.62)
Distributions from net realized capital gains	0.00		(0.30)	0.00		0.00		(0.42)	(0.27)
Total distributions	(0.23)		(0.82)	(0.64)		(0.60)		(1.03)	(0.89)
Net asset value end of period	$10.88		$10.41	$10.52		$9.96		$10.36	$10.62
Total return	6.74%		6.89%	12.52%		2.07%		7.33%	12.36%
Net assets end of period (000s)	$12,343,651		$8,900,453	$5,353,222		$3,233,785		$1,972,984	$481,730
Ratio of expenses to average net assets	0.68%	*	0.68%	0.74%	b	0.79%	b	0.68%	0.68%
Ratio of net investment income to average net assets	4.19%	*	4.85%	6.31%		6.01%		5.52%	5.74%
Portfolio turnover rate	134%		445%	450%		223%		154%	206%

+ Unaudited
* Annualized
a	Per share based on average number of shares outstanding during period.
b	Ratio of expenses to average net assets excluding interest expense is 0.68%

Notes to Financial Statements

September 30, 2002 (Unaudited)

1. Organization

The Total Return Fund (the "Fund") is a series of the PIMCO Funds: Pacific Investment Management Series (the "Trust") which was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end investment management company. The Trust currently consists of 52 separate investment funds (the "Funds"). The Trust may offer up to six classes of shares: Institutional, Administrative, A, B, C and D. Each share class has identical voting rights (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Information presented in these financial statements pertains to the Administrative Class shares of the Fund. Certain detailed financial information for the Institutional, A, B, C and D Classes (the "Other Classes") is provided separately and is available upon request.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security Valuation. Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is determined at the close of regular trading (normally, 4:00 p.m., Eastern Time) on the New York Stock Exchange on each day the New York Stock Exchange is open, or if no sales are reported, as is the case for most securities traded over-the-counter, the mean between representative bid and asked quotations obtained from a quotation reporting system or from established market makers. Fixed income securities, including those to be purchased under firm commitment agreements, are normally valued on the basis of quotes obtained from brokers and dealers or independent pricing services. Short-term investments, which mature in 60 days or less are valued at amortized cost, which approximates market value. Certain fixed income securities for which daily market quotations are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to fixed income securities whose prices are more readily obtainable. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. The prices used by the Fund may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

Securities Transactions and Investment Income. Securities transactions are recorded as of the trade date. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Effective April 1, 2001, the accounting method relating to the amortization of premiums and discounts changed to the interest method, which did not materially affect the Fund's financial statements.

Dividends and Distributions to Shareholders. Dividends from net investment income, if any, are declared on each day the Fund is open for business and are distributed to shareholders monthly. Net realized capital gains earned by the Fund, if any, will be distributed no less frequently than once each year.
     Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for such items as wash sales, foreign currency transactions, net operating losses and capital loss carryforwards.
      Distributions reflected as a tax basis return of capital in the accompanying Statements of Changes in Net Assets have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and paid in capital to more appropriately conform financial accounting to tax characterizations of dividends and distributions.

Foreign Currency. The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the current exchange rates each business day. Fluctuations in the value of these assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses). Realized gains (losses) and unrealized appreciation (depreciation) on investment securities and income and expenses are translated on the respective dates of such transactions. The effect of changes in foreign currency exchange rates on investments in securities are not segregated in the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Multiclass Operations. Each class offered by the Trust has equal rights as to assets and voting privileges. Income and non-class specific expenses of the Fund are allocated daily to each class of shares based on the relative value of settled shares. Realized and unrealized capital gains and losses of the Fund are allocated daily to each class of shares based on the relative net assets of each class.

Federal Income Taxes. The Fund intends to qualify as a regulated investment company and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

Financing Transactions. The Fund may enter into financing transactions consisting of the sale by the Fund of securities, together with a commitment to repurchase similar securities at a future date. The difference between the selling price and the future purchase price is an adjustment to interest income in the Statement of Operations. If the counterparty to whom the Fund sells the security becomes insolvent, the Fund's right to repurchase the security may be restricted; the value of the security may change over the term of the financing transaction; and the return earned by the Fund with the proceeds of a financing transaction may not exceed transaction costs. The Fund will segregate assets determined to be liquid by Pacific Investment Management Company LLC ("PIMCO") or otherwise cover its obligations under financing transactions.

Futures Contracts. The Fund is authorized to enter into futures contracts. The Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund may be required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Options Contracts. The Fund may write call and put options on futures, securities or currencies it owns or in which it may invest. Writing put options tends to increase the Fund's exposure to the underlying instrument. Writing call options tends to decrease the Fund's exposure to the underlying instrument. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, security or currency transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying future, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.

The Fund may also purchase put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying instrument. Purchasing put options tends to decrease the Fund's exposure to the underlying instrument. The Fund pays a premium which is included in the Fund's Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, security or currency transaction to determine the realized gain or loss.

Forward Currency Transactions. The Fund may enter into forward currency contracts and forward cross-currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Fund's portfolio securities. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar.

Swaps. The Fund may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into interest rate, total return, forward swap spread lock and credit default swap agreements to manage its exposure to interest rates and credit risk. Interest rate swap agreements involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. Forward swap spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap. The swap spread is the difference between the benchmark swap rate (market rate) and the specific Treasury rate. In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically an emerging country, on its obligation. The Fund may use credit default swaps to provide a measure of protection against defaults of sovereign issuers (i.e., to reduce risk where the Fund owns or has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer's default. Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations. Net payments of interest on interest rate swap agreements are included as part of interest income. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and that there may be unfavorable changes in interest rates.

Loan Agreements. The Fund may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. The Fund's investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the "lender") that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan.

Short Sales. The Fund has entered into short sales transactions during the fiscal year. A short sale is a transaction in which the Fund sells securities it does not own in anticipation of a decline in the market price of the securities. The Fund is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

Stripped Mortgage-Backed Securities (SMBS). SMBS represent a participation in, or are secured by and payable from, mortgage loans on real property, and may be structured in classes with rights to receive varying proportions of principal and interest. SMBS include interest-only securities (IOs), which receive all of the interest, and principal-only securities (POs), which receive all of the principal. If the underlying mortgage assets experience greater than anticipated payments of principal, the Fund may fail to recoup some or all of its initial investment in these securities. The market value of these securities is highly sensitive to changes in interest rates.

Delayed-Delivery Transactions. The Fund may purchase or sell securities on a when-issued or delayed-delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Fund will set aside and maintain until the settlement date in a segregated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains and losses with respect to the security. Forward sales commitments are accounted for by the Fund in the same manner as forward currency contracts discussed above.

Inflation-Indexed Bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be considered interest income, even though investors do not receive their principal until maturity.

Repurchase Agreements. The Fund may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time. The market value of the collateral must be equal at all times to the total amount of the repurchase obligations, including interest. Generally, in the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred.

Reverse Repurchase Agreements. The Fund is authorized to enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund sells to a financial institution a security that it holds with an agreement to repurchase the same security at an agreed-upon price and date. A reverse repurchase agreement involves the risk that the market value of the security sold by the Fund may decline below the repurchase price of the security. The Fund will segregate assets determined to be liquid by PIMCO or otherwise cover its obligations under reverse repurchase agreements.

Restricted Securities. The Fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult.

3. Fees, Expenses, and Related Party Transactions

Investment Advisory Fee. PIMCO is a majority-owned subsidiary of Allianz Dresdner Asset Management of America L.P. (formerly PIMCO Advisors L.P.) and serves as investment adviser (the "Adviser") to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Fund at an annual rate based on average daily net assets of the Fund. The Advisory Fee is charged at an annual rate of 0.25%.

Administration Fee. PIMCO serves as administrator (the "Administrator"), and provides administrative services to the Trust for which it receives from the Fund a monthly administrative fee based on each share class' average daily net assets. The Administration Fee for the Administrative Class is charged at the annual rate of 0.18%.

Distribution and Servicing Fees. PIMCO Advisors Distributors LLC ("PAD"), is an indirect wholly-owned subsidiary of Allianz Dresdner Asset Management of America L.P. and serves as the distributor of the Trust's shares. The Trust is permitted to reimburse, out of the Administrative Class assets of each Fund offering Administrative Class shares in an amount up to 0.25% on an annual basis of the average daily net assets of that class, financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Fund shares as their funding medium. The effective rate paid to PAD was 0.25% during the current fiscal year.

Expenses. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust's executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not "interested persons" of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses; and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class shares and may include certain other expenses as permitted by the Trust's Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in the Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each unaffiliated Trustee receives an annual retainer of $60,000, plus $3,000 for each Board of Trustees meeting attended in person and $500 for each meeting attended telephonically, plus reimbursement of related expenses. In addition, each committee chair receives an annual retainer of $1,500. These expenses are allocated to the Funds of the Trust according to their respective net assets.

4. Purchases and Sales of Securities

Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 2002, were as follows (amounts in thousands):
	U.S Government/Agency		All Other
	Purchases	Sales	Purchases	Sales

Total Return Fund	$57,660,192	$59,827,426	$13,611,291	$11,125,516

5. Transactions in Written Call and Put Options

Transactions in written call and put options were as follows (amounts in thousands):
Total Return Fund
Premium
Balance at 03/31/2002	$316,125
Sales	57,137
Closing Buys	(26,364)
Expirations	(225,726)
Exercised	0
Balance at 09/30/2002	$121,172

 6. Federal Income Tax Matters

At September 30, 2002, the net unrealized appreciation (depreciation) of investments securities for federal income tax purposes were as follows (amounts in thousands):
	Aggregate Gross	Aggregate Gross	Net
	Unrealized	Unrealized	Unrealized
	Appreciation	(Depreciation)	Appreciation
Total Return Fund	$1,545,825	$(1,385,834)	$159,991

7. Shares of Beneficial Interest

The Trust may issue an unlimited number of shares of beneficial interest with a $.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

Shares of Beneficial Interest Table

	Total Return Fund
		Period Ended		Year Ended
		09/30/2002		03/31/2002
	Shares	Amount	Shares	Amount
Receipts for shares sold
Administrative Class	369,369	$3,947,600	482,744	$5,123,488
Other Classes	1,194,879	12,764,571	1,703,178	18,053,389
Issued as reinvestment of distributions
Administrative Class	16,579	177,355	43,806	462,124
Other Classes	77,691	830,792	251,617	2,653,654
Cost of shares redeemed
Administrative Class	(105,776)	(1,129,156)	(180,769)	(1,915,219)
Other Classes	(713,639)	(7,625,130)	(1,231,500)	(13,059,802)
Net increase resulting from Fund share transactions	839,103	$8,966,032	1,069,076	$11,317,634

Schedule of Investments
Total Return Fund
September 30, 2002 (Unaudited)
		Principal
		Amount	Value
		(000s)	(000s)
CORPORATE BONDS & NOTES 21.2%
Banking & Finance 11.7%
AB Spintab
6.800% due 12/29/2049	a	$250	$ 251
Abbey National PLC
6.700% due 06/29/2049	a	5,000	5,410
ABN AMRO Bank NV Chicago
7.250% due 05/31/2005		150	165
Air 2 U.S. Equipment Trust
8.027% due 10/01/2019		9,222	6,524
Allstate Corp.
7.875% due 05/01/2005		100	111
6.750% due 05/15/2018		280	301
Allstate Life Funding LLC
2.120% due 07/26/2004	a	9,600	9,587
AMERCO
7.135% due 10/15/2002		15,000	14,730
7.230% due 01/21/2027		1,250	1,114
American Express Credit Corp.
7.450% due 08/10/2005	a	1,000	1,126
American Express Travel
5.625% due 01/22/2004		22,700	23,699
American General Finance
6.250% due 12/18/2002		1,165	1,175
6.375% due 03/01/2003		350	356
6.170% due 05/06/2003		3,200	3,276
8.125% due 03/15/2046		270	327
Aon Capital Trust A
8.205% due 01/01/2027		725	514
Aristar, Inc.
7.375% due 09/01/2004		20,000	21,688
Associates Corp. of North America
6.000% due 12/01/2002		500	503
5.750% due 11/01/2003		5,425	5,660
5.800% due 04/20/2004		510	537
6.625% due 06/15/2005		4,830	5,281
Atlas Reinsurance PLC
4.560% due 04/04/2003	a	22,700	22,785
5.560% due 10/04/2004	a	3,000	3,023
Banc One Corp
7.000% due 07/15/2005		100	112
Banco Nacional de Comercio Exterior
7.250% due 02/02/2004		29,323	30,768
Bank of America Corp.
7.500% due 10/15/2002		1,200	1,202
6.850% due 03/01/2003		65	66
9.200% due 05/15/2003		90	94
6.875% due 06/01/2003		100	103
6.500% due 08/15/2003		150	156
6.625% due 06/15/2004		40	43
6.125% due 07/15/2004		600	641
6.750% due 09/15/2005		200	223
5.250% due 02/01/2007		40	43
7.800% due 02/15/2010		300	363
8.570% due 11/15/2024		125	162
Bank One Corp.
2.029% due 09/26/2003	a	700	701
2.027% due 05/07/2004	a	8,200	8,214
6.500% due 02/01/2006		660	730
Bayerische Landesbank NY
6.200% due 02/09/2006	a	250	253
Bear Stearns Cos., Inc.
6.488% due 10/02/2002		5,000	5,000
6.125% due 02/01/2003		25	25
6.750% due 04/15/2003		105	108
2.120% due 05/06/2003	a	27,224	27,223
2.070% due 07/22/2003	a	25,500	25,444
6.700% due 08/01/2003		100	104
2.047% due 12/01/2003	a	107,100	107,283
6.625% due 01/15/2004		200	210
6.150% due 03/02/2004	a	200	210
8.750% due 03/15/2004		75	81
2.380% due 05/24/2004	a	29,300	29,443
2.226% due 06/01/2004	a	12,665	12,688
2.130% due 09/16/2005	a	16,000	15,776
Beaver Valley Funding Corp.
8.250% due 06/01/2003		39	39
Beneficial Corp.
6.030% due 01/14/2003		320	322
Bombardier Capital, Inc.
7.300% due 12/15/2002		9,000	8,896
Caterpillar Financial Services Corp.
7.700% due 11/05/2003		600	636
Chase Manhanttan Corp.
5.750% due 04/15/2004	a	150	157
6.000% due 11/01/2005		50	53
6.125% due 11/01/2008		400	442
Chrysler Financial Co. LLC
1.990% due 02/10/2003	a	17,700	17,671
Chubb Capital Corp.
6.875% due 02/01/2003		100	102
Cincinnati Financial Corp.
6.900% due 05/15/2028		55,360	55,075
CIT Group, Inc.
2.210% due 10/01/2002	a	8,000	8,000
6.150% due 12/15/2002		20	20
7.375% due 03/15/2003		11,850	12,097
2.310% due 04/07/2003	a	19,277	19,244
5.625% due 10/15/2003		250	255
7.500% due 11/14/2003		35	36
5.625% due 05/17/2004		12,350	12,652
7.250% due 08/15/2005		90	95
7.625% due 08/16/2005		15	16
7.375% due 04/02/2007		30,295	32,457
7.750% due 04/02/2012		27,900	30,405
Citicorp
8.000% due 02/01/2003		250	255
CitiFinancial Credit Co.
7.750% due 03/01/2005		1,230	1,367
6.750% due 07/01/2007		450	509
Citigroup, Inc.
5.800% due 03/15/2004		200	210
6.750% due 12/01/2005		100	111
7.250% due 10/01/2010		325	373
CNA Financial Corp.
6.250% due 11/15/2003		65	65
Comerica Bank
7.250% due 06/15/2007		200	230
Compagnie Financiere de CIC - UE
3.270% due 06/29/2049	a	1,500	1,485
Countrywide Home Loans, Inc.
6.250% due 04/15/2009	a	600	650
Credit Asset Receivable LLC
6.274% due 10/31/2003		13,342	13,424
DaimlerChrysler Financial Services North America LLC
2.000% due 02/03/2003	a	90,000	89,865
1.990% due 03/06/2003	a	35,000	34,926
1.980% due 03/10/2003	a	65,000	64,856
1.940% due 06/17/2003	a	1,200	1,195
1.940% due 06/18/2003	a	42,700	42,511
DBS Group Holdings Ltd.
7.875% due 08/10/2009		6,000	7,036
Deutsche Telekom International Finance BV
8.250% due 06/15/2005		113,600	121,923
8.500% due 06/15/2010		16,000	17,580
8.750% due 06/15/2030		169,700	182,485
Dow Capital BV
7.125% due 01/15/2003		100	101
Duke Capital Corp.
2.461% due 02/28/2003	a	2,000	1,985
7.250% due 10/01/2004		9,000	9,424
6.250% due 07/15/2005		325	334
Export-Import Bank Korea
6.500% due 11/15/2006		9,035	10,033
7.100% due 03/15/2007		31,900	36,330
Farmers Insurance
8.625% due 05/01/2024		275	210
Finova Group, Inc.
7.500% due 11/15/2009	b	27,255	8,449
First Chicago Corp.
4.250% due 07/28/2003	a	50	50
First National Bank Chicago
8.080% due 01/05/2018		250	315
First Security Corp.
5.875% due 11/01/2003		9,325	9,704
Ford Credit Canada
1.986% due 12/16/2002	a	95,600	95,362
Ford Motor Credit Co.
7.750% due 11/15/2002		5,730	5,750
6.000% due 01/14/2003		1,100	1,104
7.500% due 01/15/2003		250	252
1.963% due 02/03/2003	a	40,000	39,623
1.877% due 02/13/2003	a	276,185	273,094
2.010% due 03/17/2003	a	88,800	87,692
2.550% due 04/17/2003	a	71,180	70,310
6.125% due 04/28/2003		34,530	34,791
2.076% due 06/02/2003	a	89,300	87,441
1.982% due 06/06/2003	a	7,500	7,416
2.110% due 06/20/2003	a	43,000	42,044
2.340% due 06/23/2003	a	201,211	197,713
6.625% due 06/30/2003		825	834
2.040% due 11/24/2003	a	47,000	45,582
7.500% due 06/15/2004		100	102
6.700% due 07/16/2004		26,300	26,440
8.250% due 02/23/2005		2,500	2,564
7.600% due 08/01/2005		5,000	5,030
6.375% due 12/15/2005		100	97
7.200% due 06/15/2007		25	25
5.800% due 01/12/2009	a	655	592
7.375% due 10/28/2009		200	190
7.875% due 06/15/2010		295	291
7.375% due 02/01/2011		1,285	1,214
7.250% due 10/25/2011		69,250	64,118
Gemstone Investors Ltd.
7.710% due 10/31/2004		114,600	91,796
General Electric Capital Corp.
5.650% due 03/31/2003		125	127
6.800% due 11/01/2005		100	111
7.875% due 12/01/2006		30	35
8.500% due 07/24/2008		100	124
6.125% due 02/22/2011		74,050	80,537
6.900% due 09/15/2015		100	117
General Motors Acceptance Corp.
6.625% due 10/01/2002		5,000	5,000
9.000% due 10/15/2002		9,300	9,318
1.842% due 11/12/2002	a	10,200	10,185
1.980% due 12/09/2002	a	64,050	63,942
6.750% due 12/10/2002		500	503
6.200% due 12/15/2002		500	503
5.480% due 12/16/2002		150	151
2.170% due 12/19/2002	a	18,600	18,561
6.000% due 01/15/2003		990	998
5.875% due 01/22/2003		130,500	131,554
1.910% due 02/14/2003	a	12,600	12,535
1.925% due 03/10/2003	a	7,000	6,955
5.950% due 03/14/2003		12,400	12,550
6.750% due 03/15/2003		49,725	50,505
7.125% due 05/01/2003		36,000	36,646
2.233% due 05/16/2003	a	105,575	104,808
1.820% due 07/20/2003	a	5,754	5,754
2.135% due 07/21/2003	a	33,900	33,491
2.142% due 08/04/2003	a	214,595	211,801
1.857% due 08/18/2003	a	133,390	131,325
5.550% due 09/15/2003		37,000	37,582
6.625% due 10/20/2003		2,000	2,052
2.070% due 11/07/2003	a	16,100	15,805
5.750% due 11/10/2003		1,100	1,122
2.580% due 01/20/2004	a	390,435	383,372
6.380% due 01/30/2004		4,000	4,102
2.670% due 03/22/2004	a	128,600	125,878
2.010% due 04/05/2004	a	29,700	28,770
2.110% due 04/05/2004	a	67,047	64,948
2.442% due 05/10/2004	a	149,100	145,185
2.457% due 05/17/2004	a	79,800	77,802
2.070% due 05/28/2004	a	73,000	70,452
6.850% due 06/17/2004		1,200	1,243
2.290% due 07/20/2004	a	14,300	13,802
2.210% due 07/21/2004	a	35,300	34,020
2.210% due 07/30/2004	a	85,427	82,426
2.544% due 09/20/2004	a	10,068	10,055
6.625% due 10/15/2005		100	105
6.650% due 11/17/2005		500	522
6.750% due 01/15/2006		565	586
6.125% due 02/01/2007		2,535	2,567
6.150% due 04/05/2007		150	152
6.125% due 01/22/2008		500	499
8.950% due 07/02/2009		9,992	11,469
7.750% due 01/19/2010		40	41
7.250% due 03/02/2011		1,000	997
7.000% due 02/01/2012		2,000	1,955
7.430% due 12/01/2021		237	240
8.000% due 11/01/2031		57,340	55,731
Golden State Holdings
2.822% due 08/01/2003	a	500	498
Goldman Sachs Group LP
6.625% due 12/01/2004		275	297
2.460% due 02/09/2009	a	10,000	10,129
6.500% due 02/25/2009		140	154
Hartford Life, Inc.
6.900% due 06/15/2004		600	639
Heller Financial, Inc.
2.057% due 04/28/2003	a	26,000	26,037
2.087% due 04/28/2003	a	73,100	73,217
8.000% due 06/15/2005		700	794
Hertz Corp.
7.000% due 07/15/2003		13,300	13,334
Hitachi Credit America
2.193% due 10/15/2003	a	11,500	11,514
Household Bank
2.038% due 10/22/2003	a	18,000	17,795
Household Capital Trust III
2.205% due 06/26/2004	a	23,925	22,099
Household Finance Corp.
5.875% due 11/01/2002	a	200	200
6.125% due 02/27/2003		500	506
2.060% due 06/24/2003	a	32,900	32,577
2.146% due 05/28/2004	a	170,700	165,282
6.500% due 01/24/2006		65	66
7.200% due 07/15/2006		450	459
5.875% due 02/01/2009		70	66
Household Netherlands BV
6.125% due 03/01/2003		18,100	18,186
HSBC Capital Funding LP
9.547% due 12/31/2049	a	76,400	92,672
10.176% due 12/31/2049		46,160	61,750
10.176% due 12/31/2049	a	20,000	27,310
International Bank for Reconstruction & Development
7.000% due 01/27/2005		700	776
J.P. Morgan & Co., Inc.
6.700% due 11/01/2007		30	33
6.698% due 02/15/2012	a	600	606
JET Equipment Trust
10.000% due 06/15/2012		80	39
10.690% due 05/01/2015		100	15
John Hancock
7.375% due 02/15/2024		360	388
KBC Bank Fund Trust III
9.860% due 11/29/2049	a	5,700	6,907
Key Bank USA NA
7.550% due 09/15/2006		350	403
Korea Development Bank
7.625% due 10/01/2002		9,750	9,750
7.625% due 10/01/2002		7,370	7,370
6.500% due 11/15/2002		440	442
6.625% due 11/21/2003		2,090	2,189
7.125% due 04/22/2004	a	320	342
6.750% due 12/01/2005		55	60
7.250% due 05/15/2006		50	57
Landesbank Baden-Wuerttemberg AG
6.350% due 04/01/2012		60,000	67,929
LB Rheinland - PFALZ
6.875% due 02/23/2028		3,400	3,837
Lehman Brothers Holdings, Inc.
7.625% due 06/01/2006	a	350	395
8.250% due 06/15/2007		70	82
LG&E Capital Corp.
6.205% due 05/01/2004		1,000	1,046
6.460% due 01/15/2008	a	3,000	3,249
Liberty Mutual Insurance
8.200% due 05/04/2007		17,510	18,498
Lion Connecticut Holdings
6.375% due 08/15/2003		200	207
7.250% due 08/15/2023		50	56
Lloyds TSB Bank PLC
2.180% due 08/25/2010	a	3,000	3,005
MCN Investment Corp.
7.120% due 01/16/2004		7,500	7,734
Merrill Lynch & Co., Inc.
8.300% due 11/01/2002		700	703
6.000% due 02/12/2003		500	507
6.875% due 03/01/2003		140	143
6.550% due 08/01/2004		2,400	2,564
7.150% due 09/15/2004		360	390
4.540% due 03/08/2005		40	41
7.375% due 05/15/2006		565	635
7.000% due 04/27/2008		100	114
Metropolitan Life Insurance Co.
6.300% due 11/01/2003		6,800	7,075
MIC Financing Trust I
8.375% due 02/01/2027		36,000	35,960
Monumental Global Funding II
2.044% due 09/26/2003	a	8,500	8,522
Morgan Stanley Group, Inc.
6.375% due 12/15/2003		150	158
5.625% due 01/20/2004		1,200	1,250
Morgan Stanley TRACERS
6.977% due 09/15/2011	a	171,296	186,028
6.414% due 03/15/2012		81,250	82,699
National Rural Utilities Cooperative Finance Corp.
6.250% due 04/15/2003		50,000	51,075
1.990% due 07/17/2003	a	10,000	9,957
2.820% due 04/26/2004	a	138,200	138,614
7.250% due 03/01/2012		65,000	72,331
8.000% due 03/01/2032		70,850	81,246
National Westminster Bank PLC
9.375% due 11/15/2003		200	216
Newcourt Credit Group, Inc.
6.875% due 02/16/2005		7,500	7,833
Nordbanken AB
8.950% due 11/29/2049		28,000	33,297
Osprey Trust
8.310% due 01/15/2003		76,155	14,089
Pacific Life Insurance Co.
7.900% due 12/30/2023		8,000	9,451
Parker Retirement Savings Plan
6.340% due 07/15/2008		640	706
Pemex Finance Ltd.
6.125% due 11/15/2003		8,666	8,961
Pemex Project Funding Master Trust
3.360% due 01/07/2005	a	152,300	152,457
7.875% due 02/01/2009		3,330	3,355
8.000% due 11/15/2011		100,500	101,128
PNC Funding Corp.
6.875% due 03/01/2003		100	102
7.000% due 09/01/2004	a	20,000	21,505
Popular, Inc.
6.625% due 01/15/2004		23,000	24,145
Premium Asset Trust
2.105% due 11/27/2004	a	48,900	49,049
2.160% due 10/06/2005	a	300	300
2.155% due 09/08/2007	a	25,200	25,200
Prime Property Funding II
7.000% due 08/15/2004		110	118
Protective Life Funding Trust
2.210% due 01/17/2003	a	22,000	22,021
Prudential Funding Corp.
6.375% due 07/23/2006		100	110
6.625% due 04/01/2009		17,000	18,471
Qwest Capital Funding, Inc.
7.000% due 08/03/2009		22,500	10,125
7.250% due 02/15/2011		31,868	14,341
7.750% due 02/15/2031		12,500	5,063
Racers
2.056% due 03/03/2003	a	282,400	282,530
2.510% due 04/01/2003	a	20,000	19,506
2.591% due 04/01/2003	a	20,000	19,500
5.560% due 04/28/2003	a	45,000	46,103
2.476% due 09/15/2005	a	45,000	40,860
Reliance Group Holdings, Inc.
9.750% due 11/15/2003	b	10,000	100
9.000% due 11/15/2049	b	19,000	570
Residential Reinsurance Ltd.
6.796% due 06/01/2004	a	88,200	89,651
Rothmans Holdings
6.500% due 05/06/2003		16,890	17,312
Royal Bank of Scotland Group PLC
8.817% due 03/31/2049		45,400	51,651
9.118% due 03/31/2049		92,400	116,415
Salomon Smith Barney Holdings, Inc.
6.125% due 01/15/2003	a	290	293
2.080% due 01/17/2003		15,000	15,010
6.750% due 02/15/2003		450	458
2.210% due 01/22/2004	a	10,000	10,000
7.000% due 03/15/2004		100	107
2.142% due 05/04/2004	a	10,020	10,054
Sears Roebuck Acceptance Corp.
6.720% due 10/23/2002		8,000	8,020
6.410% due 11/19/2002		5,235	5,264
6.000% due 03/20/2003		154,750	157,519
Societe Generale Real Estate LLC
7.640% due 12/29/2049	a	23,000	25,021
Spieker Properties, Inc.
6.950% due 12/15/2002		1,600	1,612
6.800% due 05/01/2004		1,100	1,159
Sun Life of Canada (U.S.)
8.526% due 05/29/2049		250	267
Targeted Return Index Securities Trust
6.708% due 01/15/2012	a	19,015	20,687
The Money Store, Inc.
7.300% due 12/01/2002		100	101
Transamerica Finance Corp.
7.500% due 03/15/2004		270	288
Trinom Ltd.
5.820% due 12/18/2004	a	48,700	49,046
U.S. Bancorp
2.022% due 03/06/2003		600	601
6.500% due 06/15/2004		600	643
Verizon Global Funding Corp.
6.750% due 12/01/2005		16,135	17,024
7.600% due 03/15/2007		4,000	4,378
6.125% due 06/15/2007		12,490	13,020
7.250% due 12/01/2010		300	314
7.375% due 09/01/2012		1,050	1,108
7.750% due 12/01/2030		100	100
Wachovia Corp.
6.375% due 04/15/2003		200	205
4.950% due 11/01/2006		46,300	49,498
Wells Fargo & Co.
6.625% due 07/15/2004		6,500	7,002
7.250% due 08/24/2005		400	447
6.450% due 02/01/2011		375	424
Wells Fargo Financial, Inc.
6.250% due 11/01/2002		100	100
7.000% due 01/15/2003		380	385
6.000% due 02/01/2004		50	52
Western Capital
8.796% due 01/07/2003	a	15,600	15,600
			7,548,412
Industrials 4.4%
AIC Corp.
2.010% due 10/02/2002	a	42,250	42,250
Air Products & Chemicals, Inc.
6.250% due 06/15/2003		2,500	2,563
Akzo Nobel, Inc.
6.000% due 11/15/2003		32,000	33,251
Albertson's, Inc.
6.550% due 08/01/2004		240	256
7.500% due 02/15/2011		75	87
Allied Waste Industries, Inc.
6.100% due 01/15/2003		6,000	6,001
Allied Waste North America, Inc.
7.375% due 01/01/2004		20,425	20,323
America West Airlines, Inc.
6.870% due 01/02/2017	a	1,767	1,507
American Airlines, Inc.
9.850% due 06/15/2008		1,572	1,542
9.850% due 06/15/2008		200	196
10.210% due 01/01/2010		12,500	12,261
10.610% due 03/04/2011	a	1,895	1,867
6.978% due 04/01/2011		40,788	42,310
7.024% due 04/15/2011		5,000	5,149
7.858% due 10/01/2011		86,200	91,710
9.780% due 11/26/2011		363	331
10.190% due 05/26/2016		3,661	3,699
Amoco Corp.
6.250% due 10/15/2004	a	1,000	1,079
Anadarko Petroleum Corp.
5.375% due 03/01/2007		2,250	2,411
Anheuser-Busch Cos., Inc.
6.750% due 08/01/2003		600	627
6.000% due 04/15/2011		95	107
AOL Time Warner, Inc.
6.125% due 04/15/2006		300	283
6.150% due 05/01/2007		290	268
6.875% due 05/01/2012		73,700	67,203
7.625% due 04/15/2031		27,800	23,250
7.700% due 05/01/2032		144,970	123,245
Baxter International, Inc.
9.500% due 06/15/2008		200	246
Bayer Corp.
6.500% due 10/01/2002	a	250	250
Boeing Co.
6.350% due 06/15/2003		750	767
6.625% due 02/15/2038		335	337
Campbell Soup Co.
4.750% due 10/01/2003	a	700	718
Canadian National Railway Co.
6.450% due 07/15/2006		550	609
6.375% due 10/15/2011		65	73
Cemex SA de CV
8.625% due 07/18/2003		36,050	37,537
Coastal Corp.
2.422% due 07/21/2003	a	7,700	7,317
6.200% due 05/15/2004		3,000	2,371
6.500% due 05/15/2006		110	83
7.500% due 08/15/2006		9,075	6,903
6.375% due 02/01/2009		9,000	5,858
7.750% due 06/15/2010		15,500	11,022
9.625% due 05/15/2012		9,000	6,626
6.700% due 02/15/2027		400	288
7.420% due 02/15/2037		9,000	5,685
Coca-Cola Enterprises, Inc.
6.000% due 07/15/2003	a	250	258
4.000% due 06/01/2005		65	68
5.750% due 11/01/2008		100	111
Colgate-Palmolive Co.
6.000% due 08/15/2003		45	46
ConAgra Foods, Inc.
2.475% due 09/10/2003	a	48,500	48,605
Conoco, Inc.
2.630% due 10/15/2002	a	15,000	15,003
6.950% due 04/15/2029		25	28
Continental Airlines, Inc.
6.410% due 04/15/2007		308	294
6.800% due 07/02/2007		21	17
6.954% due 08/02/2009		11,802	10,091
7.056% due 09/15/2009		40,409	39,543
7.487% due 10/02/2010		1,215	1,183
7.730% due 03/15/2011		2,171	1,699
6.503% due 06/15/2011		9,220	8,733
6.900% due 01/02/2018		1,393	1,291
6.820% due 05/01/2018		6,443	5,928
7.256% due 03/15/2020		26,001	25,158
7.707% due 04/02/2021		3,792	3,559
Cox Enterprises, Inc.
2.722% due 05/01/2033	a	1,100	1,090
DaimlerChrysler North America Holding Corp.
2.596% due 12/16/2002	a	85,200	85,293
7.750% due 05/27/2003		48,000	49,456
2.322% due 08/01/2003	a	19,600	19,544
2.000% due 08/21/2003	a	38,000	37,846
2.323% due 08/02/2004	a	3,400	3,364
2.053% due 08/16/2004	a	56,100	55,321
6.900% due 09/01/2004		30	32
7.300% due 01/15/2012		700	774
8.500% due 01/18/2031		2,000	2,385
Delta Air Lines Equipment Trust
9.550% due 01/02/2008	c	7,773	8,375
10.430% due 01/02/2011		3,755	3,047
10.140% due 08/14/2012		1,000	769
10.000% due 06/05/2013		10,828	8,767
10.060% due 01/02/2016		6,500	5,252
Delta Air Lines, Inc.
10.570% due 01/02/2007	c	13,889	14,370
7.379% due 05/18/2010		8,798	9,299
7.570% due 11/18/2010		41,250	43,948
7.111% due 03/18/2013		60,000	63,243
9.200% due 09/23/2014		6,000	4,206
10.000% due 12/05/2014		5,000	3,939
10.500% due 04/30/2016		27,950	23,499
Duke Energy Field Services
7.500% due 08/16/2005		6,600	6,805
Duty Free International, Inc.
7.000% due 01/15/2004		175	86
Eastman Chemical Co.
6.375% due 01/15/2004		5,750	6,012
Electric Lightwave, Inc.
6.050% due 05/15/2004		10,700	10,068
Eli Lilly & Co.
6.250% due 03/15/2003		100	102
5.500% due 07/15/2006		110	119
Enron Corp.
8.000% due 08/15/2005	b	3,200	656
Enterprise Products Partners LP
7.500% due 02/01/2011		35	39
Federal Express Corp.
6.845% due 01/15/2019	a	785	839
FMC Corp.
6.375% due 09/01/2003		4,000	3,836
Ford Capital BV
9.500% due 06/01/2010		200	214
Ford Motor Co.
7.250% due 10/01/2008		800	777
6.500% due 08/01/2018		50	39
7.450% due 07/16/2031		60,350	49,797
Fortune Brands, Inc.
8.500% due 10/01/2003		500	529
Fred Meyer, Inc.
7.375% due 03/01/2005		38,100	41,806
7.450% due 03/01/2008		100	115
General Motors Corp.
6.250% due 05/01/2005		300	308
General Motors Nova Scotia Finance
6.850% due 10/15/2008		19,240	19,870
Gillette Co.
6.250% due 08/15/2003	a	750	777
5.750% due 10/15/2005		1,500	1,640
Grupo Iusacell SA de CV
10.000% due 07/15/2004	a	4,882	3,051
Harrahs Operating Co., Inc.
7.875% due 12/15/2005		5,000	5,300
HCA, Inc.
8.130% due 08/04/2003		7,300	7,551
6.910% due 06/15/2005	a	9,500	9,945
6.730% due 07/15/2045		32,560	33,018
Heinz (H.J.) Co.
6.875% due 01/15/2003		100	101
Hershey Foods Corp.
7.200% due 08/15/2027		30	36
HNA Holdings, Inc.
6.125% due 02/01/2004		200	209
Honeywell International, Inc.
6.125% due 11/01/2011		650	711
IBM Corp.
7.250% due 11/01/2002		625	627
IMEXA Export Trust
10.125% due 05/31/2003		2,460	904
International Game Technology
7.875% due 05/15/2004		14,500	15,153
International Paper Co.
8.000% due 07/08/2003		300	312
Kerr-McGee Corp.
2.600% due 06/28/2004	a	85,100	85,056
Kinder Morgan, Inc.
6.450% due 03/01/2003		240	243
Kraft Foods, Inc.
4.625% due 11/01/2006		25	26
5.625% due 11/01/2011		655	709
Kroger Co.
7.150% due 03/01/2003		13,000	13,237
Limestone Electron Trust
8.625% due 03/15/2003		132,950	118,432
Mandalay Resort Group
6.750% due 07/15/2003		4,500	4,545
Martin Marietta Corp.
6.500% due 04/15/2003		50	51
Mazda Manufacturing Corp.
10.500% due 07/01/2008	c	1,797	2,063
Nabisco, Inc.
6.125% due 02/01/2033		34,745	35,125
News American Holdings, Inc.
7.750% due 01/20/2024		18,000	17,127
Noble Affiliates, Inc.
8.950% due 12/15/2004		11,500	12,274
Norfolk Southern Corp.
7.875% due 02/15/2004	a	50	54
Northern National Gas Co.
6.875% due 05/01/2005		8,250	8,539
Northwest Airlines, Inc.
8.970% due 01/02/2015	a	1,486	1,405
Occidental Petroleum Corp.
6.400% due 04/01/2003	a	33,910	34,576
Park Place Entertainment Corp.
7.950% due 08/01/2003		18,500	18,814
Petroleos Mexicanos
8.850% due 09/15/2007		1,800	1,944
9.375% due 12/02/2008		49,650	53,374
9.500% due 09/15/2027		31,000	34,100
Pharmacia Corp.
5.750% due 12/01/2005		575	629
Philip Morris Cos., Inc.
7.250% due 01/15/2003	a	10,000	10,122
8.250% due 10/15/2003		1,000	1,055
6.800% due 12/01/2003		68,345	71,410
7.000% due 07/15/2005		15,125	16,604
6.950% due 06/01/2006		9,540	10,574
7.200% due 02/01/2007		39,000	43,459
Qwest Corp.
7.625% due 06/09/2003		25,400	24,511
5.650% due 11/01/2004		6,610	5,718
7.200% due 11/01/2004		5,200	4,758
7.500% due 11/01/2008		75	30
5.625% due 11/15/2008		5,000	3,825
8.875% due 03/15/2012		108,600	95,025
7.500% due 06/15/2023		25,000	17,125
7.250% due 09/15/2025		16,750	11,306
7.200% due 11/10/2026		2,150	1,430
8.875% due 06/01/2031		7,223	5,742
6.875% due 09/15/2033		22,950	15,721
7.250% due 10/15/2035		5,000	3,300
Safeway, Inc.
6.850% due 09/15/2004		250	267
Sara Lee Corp.
6.300% due 11/07/2005		500	554
SCL Terminal Aereo Santiago
6.950% due 07/01/2012		4,670	5,169
Scotia Pacific Co. LLC
7.710% due 01/20/2014		230	153
Sears Roebuck Acceptance Corp.
7.000% due 02/01/2011		630	683
6.500% due 12/01/2028		20	19
Singapore Telecommunications Ltd.
7.375% due 12/01/2031		12,500	13,832
SmithKline Beecham Corp.
7.375% due 04/15/2005		150	169
Sonat, Inc.
6.750% due 10/01/2007		2,000	1,342
7.625% due 07/15/2011		21,920	14,382
Southern National Gas Co.
7.350% due 02/15/2031		200	160
Southwestern Public Service Co.
5.125% due 11/01/2006		700	653
SR Wind Ltd.
6.992% due 05/18/2005	a	12,000	12,025
7.492% due 05/18/2005	a	13,000	13,249
Systems 2001 Asset Trust
7.156% due 12/15/2011		29,511	32,471
TCI Communications, Inc.
8.250% due 01/15/2003		43,125	42,943
2.520% due 03/11/2003	a	5,000	4,963
6.375% due 05/01/2003		8,280	8,167
8.650% due 09/15/2004		625	615
8.000% due 08/01/2005		450	435
Telus Corp.
8.000% due 06/01/2011		6,250	4,813
Tennessee Gas Pipeline Co.
7.000% due 10/15/2028		13,400	9,945
Texaco Capital, Inc.
8.500% due 02/15/2003		700	717
6.000% due 06/15/2005		400	437
Texas Eastern Transmission Corp.
7.300% due 12/01/2010		250	283
Time Warner Entertainment Co. L.P.
7.975% due 08/15/2004		15,032	14,923
7.250% due 09/01/2008		9,020	8,739
10.150% due 05/01/2012		250	258
6.875% due 06/15/2018		140	116
9.150% due 02/01/2023		475	442
8.375% due 03/15/2023		210	197
7.570% due 02/01/2024		10,130	8,317
6.950% due 01/15/2028		2,645	2,056
6.625% due 05/15/2029		130	99
TRW, Inc.
6.625% due 06/01/2004		3,925	4,096
TTX Co.
6.170% due 02/05/2003		10,000	10,117
Turner Broadcasting System, Inc.
7.400% due 02/01/2004		3,095	3,057
Tyco International Group SA
6.125% due 01/15/2009		100	83
UAL Equipment Trust
11.080% due 05/27/2006		10,249	8,801
Union Pacific Corp.
6.930% due 06/01/2003		1,000	1,028
6.625% due 02/01/2008		4,250	4,826
6.625% due 02/01/2029		50	55
Unisys Corp.
9.210% due 01/21/2017		15,900	12,416
United Air Lines, Inc.
2.026% due 12/02/2002	a	17,559	15,840
9.200% due 03/22/2008		3,380	2,388
6.201% due 09/01/2008		6,000	4,968
7.730% due 07/01/2010		5,000	4,188
7.186% due 04/01/2011		19,632	16,445
6.932% due 09/01/2011	a	10,500	6,363
10.360% due 11/13/2012		7,000	2,520
6.071% due 03/01/2013		4,493	3,715
10.020% due 03/22/2014		14,225	5,733
10.850% due 07/05/2014		34,111	15,434
10.850% due 02/19/2015		3,000	1,357
10.125% due 03/22/2015		14,300	11,734
9.060% due 06/17/2015		6,000	4,252
United Technologies Corp.
7.125% due 11/15/2010		450	530
6.350% due 03/01/2011		550	623
US Airways, Inc.
6.850% due 01/30/2018		136	120
Viacom, Inc.
6.750% due 01/15/2003		2,000	2,023
Wal-Mart Stores, Inc.
6.375% due 03/01/2003		50	51
6.500% due 06/01/2003		200	206
Walt Disney Co.
5.125% due 12/15/2003		500	511
5.500% due 12/29/2006		725	755
Waste Management, Inc.
6.500% due 12/15/2002		4,800	4,816
6.375% due 12/01/2003		11,900	11,953
8.000% due 04/30/2004		5,525	5,709
6.500% due 05/15/2004		94,000	95,802
7.375% due 08/01/2010		12,600	13,291
7.750% due 05/15/2032		1,255	1,272
Weyerhaeuser Co.
6.000% due 08/01/2006		30	32
Williams Cos., Inc.
6.500% due 08/01/2006		400	258
7.125% due 09/01/2011		5,000	3,125
7.625% due 07/15/2019		34,770	19,297
7.875% due 09/01/2021		74,985	42,367
7.500% due 01/15/2031		15,000	8,175
7.750% due 06/15/2031		21,150	11,527
8.750% due 03/15/2032		137,680	80,543
Witco Corp.
6.600% due 04/01/2003		100	99
			2,827,384
Utilities 5.1%
Alabama Power Co.
5.350% due 11/15/2003		1,600	1,646
ALLETE, Inc.
2.710% due 10/20/2003	a	79,700	79,498
Ashland, Inc.
2.380% due 03/07/2003	a	300	299
AT&T Canada, Inc.
10.750% due 11/01/2007	a b	11,000	1,265
AT&T Corp.
5.360% due 11/21/2003	a	1,400	1,325
5.625% due 03/15/2004		250	248
7.300% due 11/15/2011		87,300	84,406
7.300% due 11/15/2011		865	836
6.500% due 03/15/2029		1,690	1,407
8.000% due 11/15/2031		256,950	238,406
AT&T Wireless Services, Inc.
7.500% due 05/01/2007		130	111
7.875% due 03/01/2011		340	262
8.125% due 05/01/2012		48,515	37,424
8.750% due 03/01/2031		16,205	11,696
Baltimore Gas & Electric
6.125% due 07/01/2003		150	155
Bell Atlantic Maryland, Inc.
8.000% due 10/15/2029		1,125	1,289
Bell Atlantic Virginia, Inc.
5.625% due 03/01/2007		500	501
BellSouth Corp.
6.000% due 10/15/2011		50	54
BellSouth Telecommunications, Inc.
6.250% due 05/15/2003		100	102
British Telecom PLC
3.121% due 12/15/2003	a	191,460	191,111
7.875% due 12/15/2005		6,800	7,595
8.375% due 12/15/2010		86,200	101,454
8.875% due 12/15/2030		435	526
Carolina Power & Light, Inc.
7.875% due 04/15/2004		6,000	6,431
CE Electric Funding
6.853% due 12/30/2004		250	267
Central Maine Power Co.
7.430% due 08/25/2003		13,000	13,522
Cingular Wireless, Inc.
7.125% due 12/15/2031		10,000	8,828
Cleveland Electric Illuminating Co.
9.500% due 05/15/2005		33,500	33,697
CMS Energy Corp.
8.375% due 07/01/2003		15,000	12,752
6.750% due 01/15/2004		1,000	820
7.000% due 01/15/2005		41,325	32,252
Columbia Energy Group
6.610% due 11/28/2002		5,000	4,991
Columbus Southern Power Co.
6.850% due 10/03/2005		10,000	10,953
Comcast Cable Communications
8.375% due 05/01/2007		145	144
Commonwealth Edison Co.
6.625% due 07/15/2003		1,000	1,031
2.480% due 09/30/2003	a	40,000	39,775
Consolidated Edison, Inc.
6.375% due 04/01/2003		1,000	1,019
Consolidated Natural Gas Co.
7.250% due 10/01/2004		43,750	47,203
6.250% due 11/01/2011		15	16
Cox Communications, Inc.
2.470% due 11/07/2002	a	16,000	15,973
Dominion Resources, Inc.
6.000% due 01/31/2003		12,950	13,058
7.600% due 07/15/2003		35,000	36,122
DTE Energy Co.
7.110% due 11/15/2038	a	94,750	97,383
Dynegy Holdings, Inc.
8.750% due 02/15/2012		100,850	31,768
El Paso Corp.
6.950% due 12/15/2007		8,900	5,881
6.750% due 05/15/2009		16,069	10,460
7.000% due 05/15/2011		29,250	19,338
7.875% due 06/15/2012		37,100	25,273
8.050% due 10/15/2030		9,700	6,125
7.800% due 08/01/2031		4,500	2,842
7.750% due 01/15/2032		94,740	60,784
El Paso Electric Co.
9.400% due 05/01/2011		7,455	7,880
El Paso Natural Gas Co.
8.375% due 06/15/2032		21,420	17,475
Entergy Arkansas, Inc.
7.720% due 03/01/2003		1,300	1,325
Entergy Gulf States, Inc.
3.006% due 06/02/2003	a	7,000	6,999
3.106% due 09/01/2004	a	24,800	24,734
Entergy Louisiana, Inc.
8.500% due 06/01/2003		3,000	3,105
Entergy Mississippi, Inc.
2.472% due 05/03/2004	a	31,000	30,668
FirstEnergy Corp.
7.375% due 11/15/2031		18,800	16,559
Florida Power & Light
6.875% due 12/01/2005		4,000	4,457
FPL Group Capital, Inc.
7.625% due 09/15/2006		725	816
France Telecom SA
4.576% due 03/14/2003	a	247,905	244,740
2.465% due 07/16/2003	a	138,700	138,783
8.700% due 03/01/2006	a	22,500	23,957
9.250% due 03/01/2011		44,800	48,958
10.000% due 03/01/2031		125,720	139,449
GTE California, Inc.
5.500% due 01/15/2009		100	101
GTE Corp.
6.360% due 04/15/2006		550	581
6.940% due 04/15/2028		5,410	5,077
Hawaiian Electric Industries, Inc.
2.910% due 04/15/2003	a	2,400	2,404
Houston Lighting & Power Co.
8.750% due 03/01/2022		10,000	10,433
Idaho Power Corp.
6.850% due 10/01/2002		2,750	2,750
Indiana Bell Telephone Co., Inc.
5.500% due 04/01/2007		500	502
Indianapolis Power & Light Co.
7.375% due 08/01/2007		225	235
Korea Electric Power Corp.
7.000% due 10/01/2002		380	380
6.375% due 12/01/2003		220	230
Mirant Corp.
7.900% due 07/15/2009		175	86
Nevada Power Co.
6.200% due 04/15/2004	a	15,000	14,256
New England Telephone & Telegraph Co.
6.250% due 03/15/2003		50	51
New York Telephone Co.
6.250% due 02/15/2004		150	155
6.000% due 04/15/2008		45	47
Niagara Mohawk Power Co.
7.250% due 10/01/2002		24,783	24,783
7.375% due 07/01/2003		39,162	40,439
7.375% due 08/01/2003		1,645	1,707
NorAm Energy Corp.
6.375% due 11/01/2003		22,250	19,363
Nortel Networks Corp.
6.875% due 10/01/2002		200	200
Northern States Power Co.
8.000% due 08/28/2012		14,000	15,194
NRG Energy, Inc.
8.000% due 11/01/2003	b	6,000	1,410
NRG Northeast Generating LLC
8.065% due 12/15/2004	b	198	168
Ohio Bell Telephone Co.
5.375% due 03/01/2007		950	954
Ohio Power Co.
7.000% due 07/01/2004	a	24,000	24,871
Orange PLC
8.750% due 06/01/2006		360	397
Pacific Bell
7.000% due 07/15/2004		50	53
Pacific Gas & Electric Co.
5.875% due 10/01/2005	b	100	95
7.250% due 08/01/2026	b	10,000	9,150
7.057% due 10/31/2049	a b	33,700	31,678
PP&L, Inc.
6.550% due 03/01/2006	a	500	546
Progress Energy, Inc.
6.550% due 03/01/2004		12,400	12,921
7.100% due 03/01/2011		575	629
7.000% due 10/30/2031		600	601
PSE&G Energy Holdings, Inc.
9.125% due 02/10/2004		120	113
PSE&G Power LLC
7.750% due 04/15/2011		4,300	4,400
6.950% due 06/01/2012		35,000	33,975
8.625% due 04/15/2031		29,450	29,420
Public Service Co. of Colorado
6.000% due 04/15/2003		750	746
Public Service Electric & Gas Co.
6.250% due 01/01/2007		1,500	1,656
Ras Laffan Liquid Natural Gas
8.294% due 03/15/2014		145	163
South Point Energy
8.400% due 05/30/2012		21,814	14,615
Sprint Capital Corp.
9.500% due 04/01/2003		13,820	13,000
5.700% due 11/15/2003		32,700	29,786
5.875% due 05/01/2004		43,275	37,424
7.900% due 03/15/2005		24,000	19,499
7.125% due 01/30/2006		5,025	3,789
6.000% due 01/15/2007		140,030	96,346
6.125% due 11/15/2008		31,465	20,909
6.375% due 05/01/2009		5,000	3,327
7.625% due 01/30/2011		77,533	52,443
8.375% due 03/15/2012		350,225	245,132
6.900% due 05/01/2019		45,860	26,868
6.875% due 11/15/2028		68,415	39,514
8.750% due 03/15/2032		289,725	194,380
Telekomunikacja Polska SA
7.125% due 12/10/2003		12,200	12,068
7.750% due 12/10/2008		7,895	7,289
Toledo Edison Co.
7.850% due 03/31/2003		7,000	7,081
7.875% due 08/01/2004		500	527
TXU Corp.
6.375% due 06/15/2006		2,235	2,169
TXU Eastern Funding Co.
6.450% due 05/15/2005		15,270	15,205
TXU Electric Co.
6.750% due 03/01/2003		150	153
2.426% due 06/15/2003	a	17,500	17,395
8.250% due 04/01/2004		500	540
U.S. West Communications, Inc.
6.000% due 08/01/2007		2,070	1,728
Union Electric Co.
8.000% due 12/15/2022		1,000	1,043
United Telephone Company of the Northwest
6.890% due 07/01/2008	c	2,760	2,346
Verizon Florida, Inc.
6.125% due 01/15/2013		45,900	46,520
Verizon Maryland, Inc.
6.125% due 03/01/2012		11,720	11,927
Verizon New York, Inc.
6.875% due 04/01/2012		14,500	15,272
7.375% due 04/01/2032		25,500	25,625
Verizon Pennsylvania
5.650% due 11/15/2011		1,050	1,033
Verizon Wireless, Inc.
2.220% due 12/17/2003	a	16,000	15,342
5.375% due 12/15/2006		2,340	2,204
Virginia Electric and Power Co.
5.375% due 02/01/2007		700	748
Vodafone Group PLC
7.750% due 02/15/2010		500	566
Wilmington Trust Co. - Tucson Electric
10.370% due 01/02/2007		8,092	8,301
10.500% due 01/02/2007		6,636	6,745
10.500% due 07/01/2008		155	178
10.732% due 01/01/2013	c	991	1,037
WorldCom, Inc. - WorldCom Group
7.375% due 01/15/2003	b	21,150	2,644
7.875% due 05/15/2003	b	10,700	1,338
6.250% due 08/15/2003	b	7,500	938
6.400% due 08/15/2005	b	15,100	1,888
7.375% due 01/15/2006	b	46,800	5,850
7.750% due 04/01/2007	b	2,000	250
8.250% due 05/15/2010	b	11,500	1,438
7.500% due 05/15/2011	b	72,383	9,048
			3,326,617
Total Corporate Bonds & Notes			13,702,413
(Cost $14,554,480)

MUNICIPAL BONDS & NOTES 0.2%
Alabama 0.1%
Alabama State General Obligation Bonds, Series 2001
7.150% due 09/01/2021		13,228	13,735

Birmingham, Alabama Water and Sewer System Revenue Bonds, (MBIA Insured), Series 2002
5.000% due 01/01/2043		12,350	12,597
			26,332
California 0.0%
California State Department of Water Resources Center Valley Project Revenue Bonds, Series 2000
8.190% due 12/01/2029	a	2,500	2,670

Illinois 0.0%
Chicago, Illinois Housing Authority Revenue Bonds, Series 2001
5.375% due 07/01/2016		500	538

Illinois State General Obligation Bonds, (MBIA Insured), Series 2002
4.750% due 10/01/2027		25,795	25,720
			26,258
Iowa 0.0%
University of Iowa Facilities Authority Revenue Bonds, (AMBAC Insured), Series 2002
4.750% due 06/01/2028		5,120	5,171

Massachusetts 0.1%
Southbridge Associations Limited Liability Corporation Massachusetts Revenue Bonds, (MBIA-Insured), Series 2000
7.590% due 02/01/2022		31,105	37,481

Nevada 0.0%
Clark County, Neveda General Obligation Bonds, (FGIC Insured), Series 2001
5.000% due 06/01/2031		13,480	13,755

New Jersey 0.0%
Mercer County, New Jersey Important Authority Revenue Bonds, Series 2000
9.720% due 01/01/2018	a	2,990	3,962

Mercer County, New Jersey Improvement Authority Revenue Bonds, Series 1978
5.800% due 01/01/2018		55	64
			4,026
Ohio 0.0%
Ohio State Water Development Authority Revenue Bonds, Series 2002
4.750% due 12/01/2027		5,000	5,023

South Carolina 0.0%
South Carolina State Public Services Authority Revenue Bonds, (FSA Insured), Series 2002
5.125% due 01/01/2032		17,000	17,678

Texas 0.0%
Killeen, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2002
4.750% due 02/15/2028		12,000	12,017

Washington 0.0%
Washington State General Obligation Bonds, (MBIA Insured), Series 2002
5.000% due 07/01/2027		10,000	10,255

Total Municipal Bonds & Notes			160,666
(Cost $150,333)

U.S. GOVERNMENT AGENCIES 0.6%
Fannie Mae
6.250% due 11/15/2002		50	50
5.750% due 04/15/2003		45	46
4.000% due 12/10/2004		300	305
4.375% due 10/15/2006		555	586
5.250% due 04/15/2007		1,611	1,758
6.250% due 02/01/2011		600	667
Federal Home Loan Bank
5.250% due 01/15/2006		165	171
Freddie Mac
9.000% due 09/15/2008		37	40
5.875% due 03/21/2011		500	545
6.375% due 08/01/2011		1,300	1,406
0.000% due 11/24/2014		150	82
Small Business Administration
7.640% due 03/10/2010		64,207	73,832
7.449% due 08/01/2010		112,286	128,383
6.344% due 08/10/2011		3,444	3,748
6.030% due 02/01/2012		34,665	37,506
7.700% due 07/01/2016		570	651
6.950% due 11/01/2016		3,604	4,049
6.700% due 12/01/2016		13,660	15,257
7.150% due 03/01/2017		6,446	7,338
7.500% due 04/01/2017		4,028	4,630
7.190% due 12/01/2019		430	496
7.630% due 06/01/2020		21,651	25,378
6.900% due 12/01/2020		9,362	10,660
6.340% due 03/01/2021		30,542	33,912
5.340% due 11/01/2021		15,742	16,675
Total U.S. Government Agencies			368,171
(Cost $328,592)

U.S. TREASURY OBLIGATIONS 3.7%
Treasury Inflation Protected Securities (g)
3.375% due 01/15/2007		187,499	204,286
3.625% due 01/15/2008		446	492
3.875% due 01/15/2009		13,178	14,821
4.250% due 01/15/2010		12,096	13,942
3.500% due 01/15/2011		698	774
3.375% due 01/15/2012		11,461	12,680
3.000% due 07/15/2012		66,618	71,719
3.875% due 04/15/2029		195,109	240,106
3.375% due 04/15/2032		315	366
U.S. Treasury Bonds
7.250% due 05/15/2016		237,185	308,026
7.500% due 11/15/2016		905,286	1,200,494
8.750% due 05/15/2017		150,800	221,535
0.000% due 02/15/2027		147,800	42,296
0.000% due 11/15/2027		289,300	80,447
U.S. Treasury Notes
5.750% due 11/15/2005		1,005	1,117
6.500% due 10/15/2006		185	214
6.625% due 05/15/2007		340	400
4.875% due 02/15/2012		115	127
Total U.S. Treasury Obligations			2,413,842
(Cost $2,389,209)

MORTGAGE-BACKED SECURITIES 53.4%
Collateralized Mortgage Obligations 20.4%
ABN AMRO Mortgage Corp.
6.750% due 09/25/2028		3,765	3,924
6.750% due 11/25/2028		600	616
6.500% due 06/25/2029	a	7,093	7,570
American Southwest Financial Securities Corp.
7.248% due 11/25/2038	a	63,351	71,097
Amresco Commercial Mortgage Funding I
7.180% due 06/17/2029		350	389
Aurora Loan Services
2.510% due 05/25/2030	a	14,378	14,422
Bank of America Funding Corp.
6.750% due 11/20/2032		17,000	17,411
Bank of America Mortgage Securities, Inc.
6.250% due 07/25/2014		9,010	9,534
6.250% due 08/25/2028		25,000	26,580
7.250% due 10/25/2029		11,984	12,311
6.630% due 02/25/2031		6,855	7,030
6.234% due 07/25/2031	a	677	690
6.750% due 08/25/2031		9,442	9,656
7.000% due 03/25/2032		53,400	55,086
6.373% due 07/25/2032	a	127,737	131,090
Bank of America Mortgage Securities, Inc. - A20
6.500% due 05/25/2029		5,837	6,177
Bank of America Mortgage Securities, Inc. - A4
6.500% due 05/25/2029	a	29,000	30,912
Bear Stearns Adjustable Rate Mortgage Trust
4.770% due 11/25/2030	a	75,499	78,017
7.465% due 12/25/2030	a	18,583	18,661
7.490% due 12/25/2030	a	20,891	20,981
6.912% due 02/25/2031	a	7,598	7,737
7.001% due 02/25/2031	a	10,328	10,599
6.952% due 06/25/2031	a	27,694	28,421
6.688% due 09/25/2031	a	21,272	21,652
6.552% due 10/25/2031	a	12,512	12,711
6.709% due 11/25/2031	a	16,371	16,800
6.823% due 11/25/2031	a	20,299	20,566
6.147% due 12/25/2031	a	78,971	81,044
6.184% due 12/25/2031	a	588	603
6.195% due 12/25/2031	a	124,650	127,922
6.295% due 12/25/2031	a	166,480	170,850
6.299% due 01/25/2032	a	285,988	289,676
6.759% due 01/25/2032	a	25,225	25,887
6.401% due 02/25/2032	a	71,721	73,604
5.439% due 10/25/2032	a	78,253	79,328
Bear Stearns Commercial Mortgage Securities, Inc.
5.910% due 05/14/2008		112	120
5.060% due 12/15/2010		32,164	33,867
Bear Stearns Commercial Mortgage Securities, Inc. - A3
7.000% due 05/20/2030	a	39,566	45,142
Bear Stearns Commercial Mortgage Securities, Inc. - A4
7.000% due 05/20/2030	a	10,732	12,355
Bear Stearns Mortgage Securities, Inc.
2.563% due 10/25/2023	a	1,512	1,513
7.000% due 03/25/2027		4,653	4,689
7.750% due 06/25/2027		228	232
8.125% due 09/25/2027		978	977
7.000% due 02/25/2028	a	8,109	8,257
6.750% due 04/30/2030		179	188
6.390% due 06/25/2030	a	3,423	3,405
Capco America Securitization Corp.
5.860% due 12/15/2007		38	41
Cendant Mortgage Corp.
6.501% due 11/18/2028	a	12,838	13,314
6.506% due 11/18/2028	a	6,776	7,062
2.463% due 08/25/2030	a	646	647
6.100% due 06/25/2031		24,239	24,976
Chase Commercial Mortgage Securities Corp.
7.600% due 12/18/2005		94	96
7.631% due 07/15/2032		275	328
Chase Mortgage Finance Corp.
7.000% due 08/25/2024	a	1,381	1,394
6.750% due 03/25/2025	a	13,098	13,590
6.500% due 06/25/2028		167	167
6.750% due 10/25/2028		39,000	40,813
6.500% due 02/25/2029		20,000	21,160
6.350% due 07/25/2029		31,515	32,147
6.190% due 12/25/2029	a	19,010	19,503
7.750% due 08/25/2030		11,141	11,390
6.221% due 07/25/2032	a	139,331	142,792
Chemical Mortgage Securities, Inc.
7.250% due 01/25/2026		6,946	6,935
Citicorp Mortgage Securities, Inc.
6.605% due 10/25/2022	a	5,485	5,558
6.250% due 04/25/2024		11,796	12,228
6.250% due 08/25/2024		105	108
7.250% due 10/25/2027		12,034	12,327
6.750% due 09/25/2028		9,137	9,438
6.500% due 10/25/2028		36,098	38,079
7.000% due 11/25/2028		11,000	12,103
7.000% due 09/25/2030		8,035	8,411
7.500% due 10/25/2030		12,385	12,562
7.000% due 02/25/2031		36,610	38,412
6.500% due 03/25/2031		4,405	4,578
6.000% due 11/25/2031		3,784	3,723
CMC Securities Corp. III
6.750% due 05/25/2028		5,000	5,218
CMC Securities Corp. IV - IA6
7.250% due 11/25/2027		404	410
CMC Securities Corp. IV - IIA6
7.250% due 11/25/2027		9,035	9,228
Collateralized Mortgage Obligation Trust
8.000% due 09/20/2021		3,490	3,499
Collateralized Mortgage Securities Corp.
11.450% due 11/01/2015	a	75	75
8.750% due 04/20/2019		206	209
8.800% due 04/20/2019		141	143
COMM Mortgage Trust
6.145% due 02/15/2008		12,038	12,985
Commercial Mortgage Acceptance Corp.
7.030% due 05/15/2009		75	87
Commercial Mortgage Asset Trust
7.546% due 01/17/2010		500	591
6.975% due 04/17/2013		145	168
Countrywide Alternative Loan Trust
8.000% due 07/25/2030		533	532
7.000% due 10/25/2031		16,145	16,689
Countrywide Funding Corp.
6.750% due 03/25/2024		14,026	14,667
6.875% due 03/25/2024		9,080	9,271
Countrywide Funding Corp. - A11
6.625% due 02/25/2024		110	115
Countrywide Funding Corp. - A9
6.625% due 02/25/2024		33,827	34,998
Countrywide Home Loans, Inc.
6.500% due 07/25/2013		5,676	5,851
6.250% due 08/25/2014	a	3,412	3,613
6.750% due 11/25/2025		25,567	26,398
7.500% due 04/25/2027		1,078	1,076
7.500% due 06/25/2027		4,523	4,516
7.500% due 09/25/2027		6,823	6,813
7.250% due 12/25/2027		6,224	6,296
7.250% due 02/25/2028		59,054	59,922
6.750% due 06/25/2028		15,103	15,312
6.750% due 10/25/2028		15,567	15,846
6.750% due 11/25/2028		5,000	5,250
6.500% due 01/25/2029		24,978	26,305
6.500% due 03/25/2029	a	21,744	23,045
6.050% due 04/25/2029		1,180	1,184
7.250% due 08/25/2029		7,200	7,342
7.750% due 10/25/2030		29,364	29,883
7.750% due 12/25/2030		12,977	13,015
6.068% due 07/19/2031	a	7,268	7,459
6.050% due 10/25/2031		9,913	10,168
6.500% due 10/25/2031		12,735	12,841
2.313% due 06/25/2032	a	46,183	46,262
6.500% due 08/25/2032	a	70,444	72,253
Credit-Based Asset Servicing & Securitization LLC
2.193% due 10/25/2028	a	3,882	3,880
2.223% due 09/25/2029	a	576	575
2.133% due 02/25/2030	a	25,479	25,362
2.150% due 01/25/2032	a	42,748	42,718
Crusade Global Trust
2.080% due 02/15/2030	a	45,102	45,204
CS First Boston Mortgage Securities Corp.
6.750% due 01/15/2008		18,027	18,192
7.290% due 09/15/2009		335	393
6.750% due 09/25/2028		6,960	7,214
6.750% due 12/27/2028		14,504	15,123
6.960% due 06/20/2029		85	86
7.500% due 03/25/2031		30,503	31,702
2.413% due 06/25/2031	a	26,142	26,219
2.163% due 08/25/2031	a	4,794	4,766
2.363% due 11/25/2031	a	677	678
6.169% due 12/25/2031		61,138	60,895
2.213% due 02/25/2032	a	16,304	16,280
6.248% due 04/25/2032	a	100,437	103,074
2.200% due 05/25/2032	a	94,992	95,068
6.400% due 01/17/2035		136	140
DLJ Commercial Mortgage Corp.
2.080% due 05/05/2003	a	15,244	15,239
7.300% due 06/10/2032		515	602
DLJ Mortgage Acceptance Corp.
7.580% due 02/12/2006	a	4,000	4,216
6.445% due 08/01/2021	a c	2,517	2,554
8.000% due 03/25/2022		76	76
6.950% due 12/25/2022	a	580	580
6.836% due 03/25/2023	a	103	103
7.684% due 03/25/2024	a	105	106
7.557% due 05/25/2024	a	52	52
7.907% due 10/25/2024	a	208	210
2.313% due 06/25/2026	a	772	773
6.850% due 12/17/2027		6,297	6,499
Drexel Burnham Lambert CMO Trust
9.500% due 11/20/2017		308	309
DVI Business Credit Receivable Corp. III
2.503% due 10/15/2003	a	3,850	3,865
E-Trade Bank Mortgage-Backed Securities Trust
7.174% due 09/25/2031		32,076	32,865
Fannie Mae
7.500% due 05/25/2005		6,700	6,781
5.500% due 05/02/2006		500	539
7.000% due 05/25/2006		130	135
7.500% due 05/25/2007		266	273
6.000% due 07/25/2007		60	60
6.500% due 08/25/2007		2,371	2,448
6.740% due 08/25/2007		425	477
6.270% due 09/25/2007		3,000	3,201
7.000% due 10/25/2007		150	158
6.250% due 01/25/2008		50,000	54,601
6.500% due 05/25/2008		344	364
10.500% due 08/25/2008		3,783	3,908
13.661% due 09/25/2008	a	1,582	1,679
4.000% due 02/25/2009		98	99
6.000% due 02/25/2009		1,330	1,416
6.500% due 02/25/2009		40	42
6.500% due 03/25/2009		95	102
6.875% due 06/25/2009		10	10
6.500% due 08/25/2010		27	27
6.370% due 02/25/2013		28,500	31,363
6.500% due 04/25/2013		75	80
8.000% due 12/25/2016	a	98	109
11.000% due 11/25/2017		673	784
9.250% due 04/25/2018		93	105
9.300% due 05/25/2018		358	405
2.393% due 06/25/2018	a	2	2
9.500% due 06/25/2018		299	339
5.750% due 09/25/2018		200	206
9.500% due 11/25/2018		238	238
9.500% due 06/25/2019		736	830
7.500% due 12/25/2019		6,180	6,773
9.000% due 12/25/2019		2,955	3,301
7.000% due 03/25/2020		634	680
7.500% due 05/25/2020		1,433	1,554
6.000% due 07/25/2020		109	111
5.000% due 09/25/2020	a	163	164
9.000% due 09/25/2020		1,479	1,653
8.000% due 12/25/2020		15,166	15,658
8.750% due 01/25/2021		1,545	1,704
9.000% due 01/25/2021		2,561	2,844
5.750% due 02/18/2021	a	100	101
9.000% due 03/25/2021		254	285
7.000% due 05/25/2021		226	227
6.500% due 06/25/2021		3,667	3,877
8.000% due 07/25/2021		7,114	7,768
8.500% due 09/25/2021		2,487	2,743
7.000% due 10/25/2021		5,069	5,429
8.000% due 10/25/2021		91	91
7.000% due 11/25/2021		3,264	3,288
5.000% due 12/25/2021		500	508
4.000% due 01/25/2022		62	62
7.750% due 01/25/2022		11,329	12,323
8.000% due 01/25/2022		2,056	2,061
6.250% due 03/25/2022		6,626	6,844
6.550% due 03/25/2022		150	154
5.000% due 04/25/2022		38	38
7.000% due 04/25/2022		17,091	18,297
7.000% due 04/25/2022		155	171
7.375% due 05/25/2022		10,387	11,178
7.500% due 05/25/2022		1,980	2,114
7.000% due 06/25/2022		681	730
8.000% due 06/25/2022		4,529	5,057
7.000% due 07/25/2022		3,139	3,387
7.500% due 07/25/2022		806	862
8.000% due 07/25/2022		14,492	15,705
8.000% due 07/25/2022		24,851	27,247
6.500% due 10/25/2022		4,608	4,830
7.800% due 10/25/2022		1,651	1,788
6.500% due 03/25/2023		1,474	1,514
7.000% due 03/25/2023		32,138	33,072
6.900% due 05/25/2023		182	205
1.000% due 09/25/2023		73	72
6.750% due 09/25/2023		4,543	4,649
6.500% due 10/25/2023		9,804	10,531
6.750% due 10/25/2023		683	749
6.500% due 12/25/2023		176	187
5.000% due 01/25/2024		294	300
6.500% due 02/25/2024	a	5,150	5,635
7.000% due 03/25/2024	a	9,983	10,252
6.000% due 06/25/2024		340	355
6.500% due 08/17/2024		17,000	18,377
6.000% due 12/25/2024		711	722
4.750% due 01/25/2025		155	156
6.000% due 01/25/2025		130	136
2.163% due 02/25/2025	a	2,800	2,805
6.600% due 05/18/2025	a	219	221
7.500% due 11/17/2025	a	289	320
7.500% due 12/25/2025		184	187
7.000% due 02/15/2026		41	42
6.500% due 05/25/2026		150	156
7.000% due 07/18/2026		93	93
6.500% due 09/18/2026		91	93
7.000% due 12/18/2026		18,754	20,171
6.000% due 12/25/2026		170	178
8.500% due 02/17/2027		1,605	1,756
6.000% due 03/25/2027		320	336
5.000% due 04/18/2027		957	978
6.000% due 05/17/2027		5,470	5,812
7.000% due 06/18/2027		684	741
6.500% due 07/18/2027		197	212
8.000% due 08/18/2027		116	19
7.500% due 08/20/2027		2,925	3,174
5.750% due 12/20/2027		10,789	11,266
7.000% due 12/20/2027		14,224	15,527
6.000% due 02/25/2028		200	210
2.220% due 04/18/2028	a	1,446	1,461
6.500% due 06/25/2028		4,700	4,843
6.000% due 07/18/2028		9,748	10,172
6.500% due 07/18/2028		67,412	71,405
9.210% due 09/25/2028	a	7,974	9,125
6.500% due 10/25/2028		40,000	42,074
6.250% due 02/25/2029		3,500	3,677
6.000% due 04/25/2029		12,184	12,183
7.500% due 04/25/2029		879	951
7.500% due 06/19/2030		215	227
8.500% due 06/25/2030		12,185	13,972
2.313% due 08/25/2030	a	20,928	21,083
2.270% due 10/18/2030	a	16,262	16,364
7.000% due 11/25/2030		14,861	15,889
6.000% due 05/25/2031		11,875	11,849
6.000% due 05/25/2031		24,858	24,371
7.500% due 07/25/2031		843	913
6.750% due 08/21/2031		134,129	138,928
6.750% due 09/21/2031		142,172	147,809
2.363% due 09/25/2031	a	9,517	9,541
6.500% due 09/25/2031		12,873	13,464
6.500% due 10/03/2031		10,673	10,932
6.000% due 11/25/2031		37,929	37,197
6.500% due 11/25/2031		21,550	22,092
6.000% due 12/25/2031		34,162	34,754
5.500% due 09/25/2032		2,000	1,887
6.390% due 05/25/2036		35,025	37,130
7.349% due 01/17/2037		15,545	18,071
6.500% due 06/17/2038		5,000	5,342
6.500% due 09/17/2038		6,307	6,969
6.300% due 10/17/2038	a	18,365	19,880
4.500% due 08/25/2042		27,000	24,604
Fannie Mae - G
7.500% due 12/25/2019		36	39
Fannie Mae - PC
6.500% due 10/25/2031		460	485
Fannie Mae - PX
6.000% due 08/25/2023		12,536	13,551
6.500% due 01/25/2024		27,115	27,515
Fannie Mae - PZ
7.000% due 06/25/2023		849	947
Fannie Mae - XZ
6.500% due 10/25/2031		26,674	27,971
Fannie Mae - YZ
6.500% due 10/25/2031		30,975	32,511
Fannie Mae - Z
9.300% due 08/25/2019	a	36	41
7.000% due 06/25/2023		720	720
6.000% due 08/25/2023		1,324	1,364
6.500% due 01/25/2024		3,024	3,086
Fannie Mae - ZF
6.000% due 09/25/2032		10,720	10,281
Fannie Mae - ZL
6.000% due 09/25/2032		24,119	23,542
FDIC Remic Trust
6.750% due 05/25/2026		19	19
Federal Housing Administration
6.997% due 09/01/2019		2,014	2,031
7.430% due 01/01/2020		2,327	2,395
7.430% due 08/01/2020		651	669
7.430% due 10/01/2020		6,284	6,365
7.430% due 10/21/2021		1,450	1,496
7.430% due 12/01/2023		2,519	2,552
7.675% due 09/01/2030		5,837	6,707
FFCA Secured Lending Corp.
7.850% due 10/18/2017		29,600	33,570
First Chicago Lennar Trust
8.111% due 05/25/2008	a	275	275
First Commonwealth Savings & Loan Association
10.375% due 04/01/2005		11	12
First Horizon Asset Securities, Inc.
7.000% due 05/25/2030		192	199
6.750% due 02/25/2031		155,746	160,785
7.000% due 02/25/2031		20,818	21,184
First Interstate Bancorp
8.875% due 01/01/2009	c	93	101
9.125% due 01/01/2009	a c	4	4
First Nationwide Trust
6.500% due 03/25/2029		4,400	4,680
7.750% due 07/25/2030		7,002	7,124
8.000% due 10/25/2030		268	281
8.500% due 08/25/2031		241	255
2.413% due 09/25/2031	a	3,453	3,463
First Union Residential Securitization, Inc.
7.000% due 04/25/2025		337	352
6.750% due 08/25/2028		9,048	9,256
Freddie Mac
6.750% due 10/15/2003	a	3,516	3,544
7.000% due 10/15/2003		1,273	1,304
7.000% due 12/15/2003		37	38
10.150% due 04/15/2006		2	2
6.500% due 07/15/2006		109	109
7.500% due 02/15/2007		352	369
7.500% due 04/01/2007		6	6
7.750% due 04/01/2007		6	6
8.000% due 10/01/2007		24	25
6.500% due 05/15/2008		173	173
12.550% due 06/15/2008	a	16	16
6.000% due 11/15/2008	a	225	238
6.200% due 12/15/2008		5,077	5,461
8.500% due 03/01/2009		88	94
7.000% due 06/01/2010		8	8
7.550% due 03/15/2012		136	138
11.875% due 06/15/2013		58	58
6.000% due 11/15/2014		400	420
6.000% due 06/15/2015		1,500	1,567
10.100% due 09/01/2016		222	256
7.500% due 11/15/2016		18,295	18,734
5.500% due 05/15/2018		225	229
10.000% due 11/15/2019		50	52
5.750% due 08/15/2020		494	497
9.000% due 09/15/2020		30	31
5.000% due 10/15/2020		672	683
8.900% due 11/15/2020		5,879	5,891
9.500% due 11/15/2020		1,747	1,751
6.000% due 12/15/2020		110	112
6.250% due 12/15/2020		145	149
8.750% due 12/15/2020		615	639
9.000% due 12/15/2020		1,004	1,041
9.000% due 12/15/2020		381	403
9.500% due 01/15/2021		1,016	1,073
6.000% due 04/15/2021		200	207
8.000% due 04/15/2021	a	46	47
6.500% due 05/15/2021		15	15
8.500% due 06/15/2021		8,894	9,341
8.500% due 06/15/2021		2,600	2,713
8.500% due 06/15/2021	a	400	453
5.500% due 07/15/2021		255	262
6.000% due 07/15/2021		135	139
6.950% due 07/15/2021		239	244
9.000% due 07/15/2021		1,197	1,283
6.200% due 08/15/2021		152	153
6.950% due 08/15/2021		71	74
9.500% due 08/15/2021		781	818
4.500% due 09/15/2021		148	149
6.000% due 09/15/2021		200	208
6.500% due 09/15/2021		455	465
7.000% due 09/15/2021		58	61
8.000% due 12/15/2021		11,806	12,554
6.850% due 01/15/2022		246	250
7.000% due 03/15/2022		540	552
8.250% due 06/15/2022		2,373	2,548
6.650% due 07/15/2022		746	767
8.500% due 10/15/2022		3,544	3,795
6.000% due 11/15/2022		220	230
6.250% due 11/15/2022		200	211
6.500% due 11/15/2022		100	106
7.000% due 12/15/2022		21,000	21,961
7.500% due 01/15/2023		20,601	22,499
6.500% due 02/15/2023		1,250	1,318
7.500% due 05/01/2023		460	490
5.750% due 06/15/2023		300	306
6.500% due 07/15/2023		970	996
7.000% due 07/15/2023		2,207	2,381
7.500% due 07/15/2023	a	395	417
6.500% due 08/15/2023		187	202
5.500% due 09/15/2023		150	155
5.840% due 10/25/2023	a	5,972	6,140
7.410% due 10/25/2023		1,194	1,254
6.500% due 11/15/2023		6,329	6,585
6.250% due 01/15/2024		100	102
6.500% due 01/15/2024		35	38
5.000% due 02/15/2024		116	118
6.500% due 02/15/2024		8	8
6.500% due 03/15/2024		364	387
7.499% due 03/15/2024		7,366	7,894
8.000% due 04/25/2024		404	458
6.250% due 05/15/2024		10,804	10,983
6.000% due 07/17/2024		195	196
8.500% due 08/01/2024		756	816
5.750% due 09/15/2024		200	205
6.500% due 09/15/2024		200	210
8.000% due 09/15/2024		1,900	2,062
8.000% due 09/15/2024		14,350	15,585
8.500% due 11/01/2024		308	333
5.500% due 11/15/2024		10,328	10,463
5.650% due 11/15/2024		133	135
6.000% due 11/15/2024		130	136
6.000% due 12/15/2024		220	230
5.750% due 01/15/2025		200	208
2.273% due 02/15/2025	a	2,800	2,820
6.000% due 02/15/2025		789	794
6.500% due 05/15/2025		305	311
5.750% due 06/15/2025		100	104
7.000% due 09/17/2025		15	15
6.000% due 12/15/2025		150	154
7.000% due 03/01/2026		51	53
6.500% due 03/15/2026		110	115
6.000% due 08/15/2026		2,400	2,495
1.953% due 09/15/2026	a	14,205	14,075
5.207% due 10/01/2026	a	1,473	1,516
6.000% due 11/15/2026		550	578
6.250% due 11/15/2026		700	731
6.000% due 12/15/2026		200	205
6.000% due 02/15/2027		250	262
6.250% due 02/15/2027		1,565	1,597
8.000% due 02/15/2027		40,580	44,523
6.500% due 03/15/2027		29,964	31,334
7.500% due 03/17/2027		20,000	21,479
4.890% due 05/01/2027	a	71	73
5.500% due 06/15/2027		150	156
6.000% due 06/15/2027		116	118
6.500% due 06/15/2027		11,571	12,310
7.500% due 06/20/2027		37,532	40,976
6.000% due 07/15/2027		100	104
6.500% due 08/15/2027		17,807	19,070
6.500% due 09/15/2027		73,000	76,977
6.500% due 10/15/2027		32,300	34,252
5.750% due 01/15/2028		185	189
6.500% due 01/25/2028		8,691	9,301
6.250% due 03/15/2028		10,000	10,585
6.500% due 06/15/2028		69,806	74,221
6.500% due 06/20/2028		26,630	28,293
6.500% due 07/15/2028		65,505	70,611
6.500% due 07/15/2028		14,683	15,598
6.100% due 08/15/2028		17	17
6.500% due 08/15/2028		369,672	389,516
7.000% due 11/15/2028		9,000	9,449
6.000% due 12/01/2028		526	543
6.250% due 12/15/2028		1,895	1,942
6.500% due 12/15/2028		8,034	8,458
6.000% due 01/15/2029		43,589	44,872
6.000% due 01/15/2029		3,736	3,705
6.500% due 01/15/2029		10,411	11,067
6.500% due 01/15/2029		16,932	17,698
6.000% due 02/15/2029	a	4,365	4,390
6.000% due 03/15/2029		1,850	1,822
6.500% due 03/15/2029		14,078	15,204
6.500% due 03/15/2029		5,214	5,246
6.500% due 03/15/2029	a	13,498	14,345
8.000% due 09/15/2029		8,892	9,812
2.173% due 12/15/2029	a	662	664
7.500% due 01/15/2030		7,572	8,236
7.500% due 02/01/2030		98	104
7.500% due 07/15/2030		1,000	1,066
7.000% due 08/15/2030		14,384	15,467
7.500% due 08/15/2030		23,371	25,116
7.500% due 08/15/2030		3,038	3,313
2.323% due 09/15/2030	a	3,443	3,456
7.000% due 09/15/2030	a	20,811	22,673
7.000% due 09/15/2030		12,935	14,001
7.000% due 10/15/2030		3,988	4,260
7.000% due 10/15/2030		12,994	14,165
7.000% due 10/15/2030		5,716	6,103
7.500% due 10/15/2030		31,564	34,904
2.273% due 11/15/2030	a	524	526
6.000% due 06/15/2031		8,190	8,074
6.000% due 12/15/2031		10,194	9,954
6.000% due 07/15/2032		32,018	31,190
6.500% due 07/15/2032		10,109	10,409
4.617% due 08/15/2032	a	20,568	20,315
6.000% due 09/15/2032		6,400	6,330
Freddie Mac - BE
6.000% due 11/15/2027		140	147
Freddie Mac - C
7.000% due 07/15/2022		40	41
Freddie Mac - CJ
6.500% due 04/15/2028		81,400	85,978
Freddie Mac - D
6.000% due 03/15/2009		153	153
Freddie Mac - G
6.500% due 04/15/2028		2,500	2,661
6.000% due 12/15/2028		11,995	12,482
Freddie Mac - H
6.000% due 03/15/2009		265	284
Freddie Mac - N
7.000% due 07/15/2022		610	653
Freddie Mac - PD
6.000% due 11/15/2027		525	552
Freddie Mac - PH
6.500% due 04/15/2028		50,000	52,621
Freddie Mac - TA
7.500% due 01/15/2027		4	4
Freddie Mac - TE
6.500% due 05/15/2028		48,000	51,063
Freddie Mac - Z
7.000% due 07/15/2022		6,127	6,474
7.500% due 01/15/2027		29,244	31,110
6.500% due 04/15/2028		30,497	32,863
6.000% due 08/15/2032		3,417	3,240
Freddie Mac - ZA
6.500% due 05/15/2028		17,124	18,277
6.500% due 07/15/2028		28,923	30,756
6.500% due 08/15/2028		23,455	25,245
6.000% due 08/15/2032		18,844	18,309
Freddie Mac - ZC
6.500% due 08/15/2028		26,061	28,050
Freddie Mac - ZM
6.000% due 12/15/2028		12,516	12,607
Fund America Investors Corp. II
6.307% due 06/25/2023	a	1,332	1,378
General Electric Capital Mortgage Services, Inc.
6.500% due 09/25/2023		1,175	1,199
6.500% due 12/25/2023	a	8,631	8,853
6.500% due 01/25/2024	a	3,895	4,008
6.000% due 02/25/2024		8,328	8,603
6.500% due 02/25/2024		13,565	14,163
6.500% due 04/25/2024		75,744	78,073
7.250% due 05/25/2026		2,837	2,892
7.500% due 06/25/2027		4,988	4,990
7.000% due 11/25/2027		41,216	41,782
6.650% due 05/25/2028		2,833	2,855
6.750% due 05/25/2028		23,934	24,349
6.500% due 06/25/2028		2,165	2,203
6.550% due 06/25/2028		9,565	9,591
6.750% due 06/25/2028		20,517	21,685
6.750% due 10/25/2028		11,942	12,518
6.250% due 12/25/2028		53,545	56,076
6.500% due 12/25/2028		19,500	20,451
6.350% due 05/25/2029		7,100	7,345
6.500% due 05/25/2029		9,858	10,410
6.750% due 05/25/2029		20,000	20,969
6.000% due 07/25/2029		145	145
6.250% due 07/25/2029	a	132,674	136,517
6.500% due 07/25/2029	a	95,240	100,891
7.000% due 09/25/2029		12,602	13,340
General Electric Capital Mortgage Services, Inc. - 1A9
7.000% due 10/25/2027		6,426	6,495
General Electric Capital Mortgage Services, Inc. - 2A1
7.000% due 10/25/2027		14,091	14,285
General Electric Capital Mortgage Services, Inc. - A10
6.500% due 03/25/2024		127	127
General Electric Capital Mortgage Services, Inc. - A22
6.500% due 03/25/2024		9,967	10,082
General Electric Capital Mortgage Services, Inc. - A23
6.500% due 03/25/2024		32,149	32,505
General Electric Capital Mortgage Services, Inc. - A24
6.500% due 03/25/2024	a	6,908	7,112
GMAC Commercial Mortgage Securities, Inc.
7.860% due 11/15/2006		250	260
6.150% due 11/15/2007		172	184
6.806% due 04/15/2008		1,000	1,094
6.974% due 05/15/2008		24,424	27,042
8.950% due 08/20/2017		319	344
6.700% due 05/15/2030		12,032	13,326
6.570% due 09/15/2033		31,710	34,507
GMAC Mortgage Corp. Loan Trust
7.000% due 08/25/2029		13,712	13,787
7.500% due 05/25/2030		12,000	12,405
7.198% due 11/25/2030	a	242	237
Goldman Sachs Mortgage Corp.
6.000% due 12/31/2007	c	6,692	7,412
Government Lease Trust
4.000% due 05/18/2011		3,000	2,814
Government National Mortgage Association
8.000% due 06/20/2025		110	117
7.000% due 10/20/2025	a	7,000	7,417
2.373% due 12/16/2025	a	1,091	1,094
6.000% due 03/20/2026		1,500	1,545
7.000% due 03/20/2026		320	331
7.500% due 07/16/2027		34,744	37,493
6.500% due 04/20/2028		13,315	14,135
6.500% due 06/20/2028		41,732	44,895
6.750% due 06/20/2028		25,293	28,432
7.250% due 07/16/2028		30	33
6.500% due 07/20/2028		22,893	24,285
6.500% due 07/20/2028		48,146	52,869
6.500% due 09/20/2028		5,314	5,591
6.500% due 09/20/2028		1,685	1,774
6.500% due 09/20/2028		39,399	40,945
6.500% due 01/20/2029	a	31,708	33,620
7.000% due 02/16/2029		6,815	7,150
6.500% due 03/20/2029	a	16,259	17,289
8.000% due 03/20/2029		8,893	9,126
6.000% due 05/20/2029		12,208	12,327
7.500% due 11/20/2029		2,595	2,886
7.000% due 01/16/2030		7,424	7,672
2.323% due 02/16/2030	a	21,515	21,623
2.423% due 02/16/2030	a	21,776	22,027
2.473% due 02/16/2030	a	12,207	12,354
7.500% due 02/20/2030		6,634	7,444
7.500% due 02/20/2030		18,301	19,740
2.220% due 06/20/2030	a	4,177	4,186
7.500% due 08/20/2030		14,316	15,343
2.320% due 09/20/2030	a	3,104	3,116
7.500% due 09/20/2030		5,806	6,367
2.273% due 10/16/2030	a	19,023	19,035
7.000% due 10/16/2030		28,784	30,852
6.500% due 03/20/2031		6,613	6,882
6.000% due 06/16/2032		18,271	18,389
6.000% due 07/20/2032		8,722	8,665
6.500% due 07/20/2032		2,022	2,119
GS Mortgage Securities Corp.
6.526% due 08/15/2011		15,700	17,719
6.044% due 08/15/2018		22,353	24,820
G-Wing Ltd.
4.460% due 05/06/2004	a	35,500	35,358
Harborview Mortgage Loan Trust
7.470% due 08/19/2030		9,078	9,259
Headlands Mortgage Securities, Inc.
7.250% due 11/25/2012		401	401
7.155% due 12/25/2012	a	148	150
7.250% due 11/25/2027		3,872	3,878
Home Savings of America
8.464% due 08/01/2006	a	11	12
4.302% due 05/25/2027	a	1,601	1,614
6.613% due 08/20/2029	a	11,138	11,121
Housing Securities, Inc.
7.000% due 05/25/2008		443	446
7.000% due 05/25/2008		146	147
7.000% due 05/25/2023		5,056	5,159
ICI Funding Corp. Secured Assets Corp.
7.250% due 09/25/2027		9,470	9,663
7.750% due 03/25/2028	a	788	805
7.750% due 03/25/2028		919	934
IMPAC CMB Trust
2.233% due 12/15/2030	a	26,472	26,498
2.093% due 11/25/2031	a	24,570	24,500
Imperial CMB Trust
6.650% due 11/25/2029		388	388
Imperial Savings Association
8.230% due 01/25/2017	a	32	32
8.854% due 07/25/2017	a	134	133
Independent National Mortgage Corp.
8.250% due 05/25/2010		53	53
6.650% due 10/25/2024		207	207
3.413% due 07/25/2025	a	1,112	1,111
Indymac Adjustable Rate Mortgage Trust
6.568% due 08/25/2031	a	6,265	6,144
6.432% due 01/25/2032	a	70,660	71,861
6.446% due 01/25/2032	a	15,512	15,741
International Mortgage Acceptance Corp.
12.250% due 03/01/2014		185	200
J.P. Morgan Commercial Mortgage Finance Corp.
8.228% due 02/25/2028	a	1,615	1,837
7.069% due 09/15/2029		36	38
LB Commercial Conduit Mortgage Trust
6.330% due 11/18/2004		26	27
Lehman Large Loan Trust
6.790% due 06/12/2004		21	22
Long Beach Mortgage Loan Trust
8.396% due 01/20/2017	a	47,777	51,629
Mellon Residential Funding Corp.
6.500% due 02/25/2028		9,067	9,096
6.350% due 06/25/2028		22,000	22,035
6.600% due 06/26/2028		7,660	7,811
6.110% due 01/25/2029		18,347	18,716
6.580% due 07/25/2029	a	51,557	51,736
2.310% due 10/20/2029	a	15,358	15,510
Merrill Lynch Mortgage Investors, Inc.
6.439% due 06/15/2021	a	1,323	1,352
6.589% due 06/15/2021	a	3,346	3,516
6.849% due 06/15/2021	a	3,139	3,336
7.209% due 06/15/2021	a	697	737
6.950% due 06/18/2029	a	12,801	13,199
2.120% due 01/20/2030	a	1,317	1,310
5.650% due 12/15/2030		6,190	6,498
Midland Realty Acceptance Corp.
7.020% due 01/25/2029		1,531	1,559
MLCC Mortgage Investors, Inc.
2.073% due 09/15/2026	a	11,853	11,824
Morgan Stanley Capital I
5.990% due 03/15/2005		40	41
6.190% due 01/15/2007		14,354	15,347
6.170% due 10/03/2008		750	832
6.160% due 04/03/2009	a	10,964	11,768
7.460% due 02/15/2020		4,687	4,725
2.043% due 07/25/2027	a	182	181
6.860% due 07/15/2029	a	578	598
6.220% due 06/01/2030		57	61
6.590% due 10/03/2030	a	4,697	5,032
Mortgage Capital Funding, Inc.
7.800% due 04/15/2006	a	500	572
7.008% due 09/20/2006		15,545	17,357
6.001% due 11/18/2031		57	61
Mortgage Obligation Structured Trust
7.700% due 10/25/2018		13,140	13,213
NationsBanc Montgomery Funding Corp.
6.750% due 06/25/2028		10,000	10,633
6.500% due 07/25/2028		14,470	15,474
6.750% due 08/25/2028		20,009	20,839
6.250% due 10/25/2028		7,000	7,444
Nationslink Funding Corp.
6.654% due 02/10/2006		20,624	22,404
2.160% due 04/10/2007	a	12,024	12,063
6.096% due 11/10/2030	a	3,421	3,438
Nomura Asset Acceptance Corp.
7.000% due 02/19/2030		13,908	15,086
Nomura Asset Securities Corp.
7.120% due 04/13/2036		460	514
Norwest Asset Securities Corp.
6.750% due 12/25/2012	a	5,655	5,823
6.500% due 04/25/2013		17,770	18,522
6.500% due 06/25/2013		803	816
6.500% due 06/25/2013		9,229	9,682
7.500% due 03/25/2027		17,147	17,226
7.500% due 03/25/2027		1,025	1,032
6.750% due 05/25/2028		20,103	20,184
6.750% due 05/25/2028		13,000	13,209
6.750% due 07/25/2028		12,657	12,756
6.250% due 08/25/2028		129	129
6.250% due 09/25/2028		307	317
6.750% due 10/25/2028		20,000	21,036
6.750% due 10/25/2028		17,748	18,470
6.500% due 12/25/2028		39,751	41,147
6.000% due 01/25/2029		20,216	20,347
6.500% due 02/25/2029		144	146
6.500% due 02/25/2029		62,000	65,530
5.950% due 04/25/2029	a	13,810	13,828
6.200% due 04/25/2029	a	77,385	80,353
6.300% due 04/25/2029	a	1,177	1,178
6.500% due 04/25/2029		26,751	28,329
6.000% due 05/25/2029	a	3,266	3,267
6.250% due 05/25/2029		288	292
6.500% due 06/25/2029	a	46,178	47,752
6.500% due 10/25/2029		1,935	2,047
7.000% due 11/25/2029		14,541	15,174
7.250% due 02/25/2030		19,756	20,015
Norwest Integrated Structured Assets, Inc.
7.000% due 09/25/2029		3,968	4,112
Pacific Collateralized Mortgage Obligation Trust
8.000% due 03/20/2018		286	288
Paine Webber Mortgage Acceptance Corp.
6.000% due 04/25/2009		9,498	9,694
Patten Mortgage
7.250% due 08/01/2011	a	22	22
PHH Mortgage Services Corp.
7.177% due 11/18/2027	a	921	973
PNC Mortgage Securities Corp.
6.750% due 06/25/2016	a	1,748	1,755
7.000% due 10/25/2027		11,833	11,878
6.750% due 12/25/2027		7,230	7,419
6.976% due 02/25/2028		9,165	9,347
7.000% due 02/25/2028		24,905	25,416
7.000% due 05/25/2028		1,600	1,623
6.750% due 07/25/2028		3,525	3,719
6.750% due 09/25/2028		3,990	4,177
6.750% due 10/25/2028		19,256	19,941
6.750% due 10/25/2028		6,702	7,110
6.500% due 12/25/2028		5,000	5,135
6.750% due 12/25/2028		21,698	23,183
6.250% due 01/25/2029		9,257	9,468
6.500% due 01/25/2029		990	1,027
6.500% due 01/25/2029		465	475
6.300% due 03/25/2029		9,955	10,528
6.200% due 06/25/2029	a	26,345	27,212
6.200% due 06/25/2029	a	5,261	5,429
6.300% due 06/25/2029		30,400	31,235
6.500% due 06/25/2029	a	48,551	51,874
7.000% due 06/25/2030		11,303	12,165
2.263% due 12/25/2030	a	7,031	7,040
7.500% due 02/25/2031		16,589	16,932
7.500% due 05/25/2040	a	612	619
PNC Mortgage Trust
8.250% due 03/25/2030		18,513	19,240
Prudential Home Mortgage Securities
7.400% due 11/25/2007		686	714
7.000% due 01/25/2008		15,896	15,875
6.500% due 07/25/2008		5,250	5,321
6.750% due 07/25/2008		225	225
6.950% due 11/25/2022		222	222
6.750% due 10/25/2023		10,996	11,086
5.900% due 12/25/2023		672	678
6.500% due 01/25/2024		39	40
6.500% due 01/25/2024		1,518	1,578
6.250% due 04/25/2024		14,672	15,253
6.800% due 05/25/2024		12,563	13,734
6.450% due 11/25/2025		5,264	5,376
Prudential Securities Secured Financing Corp.
6.074% due 01/15/2008	a	9,828	10,568
Prudential-Bache Trust
8.400% due 03/20/2021		3,173	3,353
Regal Trust IV
4.347% due 09/29/2031	a	5,845	5,706
Resecuritization Mortgage Trust
2.060% due 04/26/2021	a	9	9
6.750% due 06/19/2028		17,742	19,142
6.500% due 04/19/2029		2,442	2,496
Residential Accredit Loans, Inc.
7.500% due 08/25/2027	a	7,248	7,455
7.000% due 02/25/2028		40,985	42,020
6.500% due 12/25/2028		400	418
6.500% due 05/25/2029		3,000	3,133
6.750% due 06/25/2029		496	501
7.000% due 07/25/2029		124	125
8.000% due 07/25/2030		5	5
7.000% due 08/25/2031		6,471	6,710
Residential Asset Securitization Trust
7.375% due 03/25/2027		3,119	3,164
7.000% due 10/25/2027		10,871	11,067
7.000% due 01/25/2028		16,271	16,627
6.500% due 12/25/2028		1,250	1,298
6.500% due 03/25/2029		126	127
6.500% due 03/25/2029		18,548	19,099
6.750% due 03/25/2029		194	198
7.875% due 01/25/2030		244	254
8.000% due 02/25/2030		14,035	14,543
2.513% due 09/25/2030	a	5,363	5,386
Residential Funding Mortgage Securities I, Inc.
7.500% due 09/25/2011	a	2,196	2,226
7.000% due 05/25/2012	a	306	308
6.500% due 12/25/2012		15,534	15,971
7.750% due 09/25/2022		17	17
8.000% due 01/25/2023		743	742
8.000% due 02/25/2023		2,285	2,282
6.500% due 11/25/2023		1,660	1,708
7.750% due 11/25/2026		726	734
7.500% due 12/25/2025		703	711
7.500% due 04/25/2027		1,971	1,980
7.500% due 06/25/2027		13,424	13,403
7.500% due 07/25/2027		8,448	8,451
7.250% due 08/25/2027		4,977	4,979
7.250% due 10/25/2027		20,994	21,174
7.000% due 11/25/2027		10,266	10,396
6.750% due 02/25/2028		843	843
6.750% due 02/25/2028		20,522	20,706
6.750% due 02/25/2028		6,424	6,609
6.750% due 05/25/2028		56,242	56,745
6.750% due 06/25/2028		25,600	26,151
6.750% due 06/25/2028		34,800	36,194
6.750% due 07/25/2028		13,292	13,808
6.750% due 08/25/2028		35,000	36,548
6.750% due 09/25/2028		65,993	68,931
6.750% due 09/25/2028		500	510
6.500% due 10/25/2028		52,000	54,210
6.250% due 11/25/2028		3,000	3,135
6.500% due 12/25/2028		23,400	24,670
6.500% due 01/25/2029		20,083	21,205
6.500% due 01/25/2029		52,231	55,229
6.500% due 03/25/2029		27,960	29,658
6.500% due 06/25/2029	a	12,903	13,129
6.750% due 07/25/2029	a	22,600	23,470
7.000% due 10/25/2029		25,260	26,429
7.500% due 11/25/2029		11,227	11,372
7.500% due 11/25/2030		3,444	3,447
7.500% due 12/25/2030		2,823	2,856
6.316% due 06/25/2031	a	16,342	16,514
6.250% due 02/25/2032		6,480	6,528
1.000% due 09/25/2032		224,195	226,465
Resolution Trust Corp.
5.608% due 10/25/2021	a	22	22
8.135% due 10/25/2021	a	70	69
8.625% due 10/25/2021		64	64
11.060% due 10/25/2021	a	35	35
8.000% due 06/25/2026		91	91
6.550% due 05/25/2029	a	1,897	1,914
7.141% due 05/25/2029	a	1,353	1,362
7.604% due 05/25/2029	a	1,361	1,382
RMF Commercial Mortgage Securities, Inc.
6.751% due 01/15/2019	a	205	219
Ryland Acceptance Corp.
11.500% due 12/25/2016		48	48
Ryland Mortgage Securities Corp.
8.200% due 06/25/2021		26	26
7.004% due 08/25/2022	a	946	969
Saco I, Inc.
7.997% due 07/25/2030	a	1,126	1,125
2.203% due 10/25/2030	a	10,231	10,231
2.243% due 09/25/2040	a	177	177
Salomon Brothers Mortgage Securities VII, Inc.
7.235% due 11/25/2022	a	175	175
6.684% due 10/25/2023	a	57	57
7.718% due 03/25/2024	a	132	133
7.879% due 07/01/2024	a	1,711	1,713
8.071% due 09/25/2024	a	103	104
8.151% due 10/25/2024	a	150	150
7.643% due 11/25/2024	a	201	202
2.153% due 04/25/2029	a	2,290	2,286
2.193% due 04/25/2029	a	972	972
2.113% due 06/25/2029	a	6,619	6,545
2.213% due 09/25/2029	a	33	33
7.599% due 11/25/2030		7,296	7,353
2.133% due 06/25/2032	a	54,198	54,085
Santa Barbara Savings & Loan Association
9.500% due 11/20/2018		1,128	1,133
Saxon Mortgage Securities Corp.
6.250% due 04/25/2009		252	252
7.375% due 09/25/2023		6,372	6,478
Sears Mortgage Securities
12.000% due 02/25/2014		373	375
6.120% due 11/25/2021	a	204	208
7.431% due 10/25/2022	a	904	1,096
5.489% due 12/25/2028	a	161	161
Securitized Asset Sales, Inc.
7.499% due 06/25/2023	a	145	146
6.510% due 10/25/2023	a	216	215
6.952% due 11/26/2023	a	356	355
7.410% due 09/25/2024	a	867	865
Security Pacific National Bank
6.870% due 03/25/2018	a	56	56
6.749% due 09/25/2019	a	234	234
Sequoia Mortgage Trust
3.520% due 10/25/2024	a	38,144	38,221
Small Business Administration
7.540% due 08/10/2009		78,432	89,856
8.017% due 02/10/2010		94,482	110,313
7.452% due 09/01/2010		15,334	17,513
Starwood Commercial Mortgage Trust
6.600% due 02/03/2009		9,382	10,208
Structured Asset Mortgage Investments, Inc.
5.462% due 05/25/2022		9,102	9,170
6.750% due 03/25/2028		20,798	20,908
6.911% due 06/25/2028	a	11,601	12,297
6.250% due 11/25/2028		14,878	15,824
6.750% due 01/25/2029		10,000	10,461
6.300% due 05/25/2029	a	6,502	6,511
6.576% due 06/25/2029	a	18,690	19,362
7.250% due 07/25/2029	a	1,681	1,680
7.203% due 02/25/2030	a	1,312	1,364
6.750% due 05/02/2030		25,000	26,186
7.275% due 04/25/2032		32,514	33,368
2.154% due 09/19/2032	a	125,136	125,136
Structured Asset Notes Transactions Ltd.
6.650% due 08/30/2005	a	11,678	11,506
Structured Asset Securities Corp.
7.000% due 02/25/2016		13,265	13,636
7.500% due 07/25/2016		25,782	26,514
7.000% due 12/25/2027	a	38,618	39,290
7.750% due 02/25/2028		2,402	2,510
6.750% due 07/25/2029		1,763	1,800
6.750% due 07/25/2029		355	359
2.413% due 11/25/2030	a	8,132	8,151
2.263% due 05/25/2031	a	5,328	5,344
5.800% due 09/25/2031		53,200	54,055
6.500% due 09/25/2031	a	102,364	104,332
6.250% due 01/25/2032	a	216,640	222,500
2.100% due 02/25/2032	a	141,898	141,351
6.320% due 02/25/2032	a	142,665	145,407
2.080% due 06/25/2032	a	2,381	2,380
6.150% due 07/25/2032	a	102,262	104,942
Structured Mortgage Asset Residential Trust
7.584% due 07/25/2024	a	47	50
Superannuation Members Home Loans Global Fund
2.081% due 06/15/2026	a	12,545	12,555
TMA Mortgage Funding Trust
2.193% due 01/25/2029	a	18,221	18,221
Torrens Trust
2.083% due 07/15/2031	a	22,577	22,594
Union Planters Mortgage Finance Corp.
6.750% due 01/25/2028		4,000	4,311
6.800% due 01/25/2028		15,000	16,437
United Mortgage Securities Corp.
6.530% due 06/25/2032	a	14,133	14,431
6.964% due 09/25/2033	a	683	699
Vendee Mortgage Trust
6.500% due 05/15/2020		32,730	35,271
6.835% due 01/15/2030	a	12,629	13,094
Washington Mutual Mortgage Securities Corp.
6.750% due 05/25/2031		99	99
5.240% due 10/25/2032	a	296,654	303,379
Washington Mutual, Inc.
7.500% due 11/19/2029		600	617
5.596% due 04/25/2032		2,000	2,011
6.013% due 10/19/2039	a	3,000	3,082
6.398% due 10/19/2039	a	165,452	169,023
6.601% due 10/19/2039	a	58,004	58,747
6.601% due 10/19/2039	a	32,132	31,444
5.277% due 12/25/2040	a	26,026	26,368
4.470% due 01/25/2041	a	49,539	50,367
Wells Fargo Mortgage-Backed Securities Trust
6.125% due 07/25/2031		11,992	12,204
6.633% due 10/25/2031	a	16,327	16,756
6.675% due 10/25/2031	a	25,095	25,753
6.706% due 10/25/2031	a	2,191	2,249
6.197% due 01/25/2032		26,981	27,382
6.251% due 01/25/2032	a	43,655	44,255
5.221% due 09/25/2032	a	124,200	126,160
Western Federal Savings & Loan Association
6.387% due 06/25/2021	a	578	580
			13,205,528
Fannie Mae 22.9%
0.990% due 05/01/2017		78,570	81,656
3.884% due 09/01/2017	a	2,567	2,580
3.946% due 10/01/2040	a	12,472	12,801
3.953% due 10/01/2030-09/01/2040	a d	30,912	31,730
3.956% due 10/01/2040	a	9,796	10,055
3.969% due 09/01/2024	a	902	919
3.973% due 03/01/2033	a	365	373
4.458% due 04/01/2027	a	46	47
4.500% due 09/01/2024	a	1,172	1,199
4.515% due 02/01/2028	a	131	134
4.625% due 05/01/2023	a	551	564
4.814% due 08/01/2027	a	13,416	13,765
4.944% due 07/01/2024	a	2,468	2,528
4.945% due 06/01/2024	a	370	383
5.000% due 04/01/2014		373	381
5.005% due 05/01/2024	a	1,356	1,407
5.031% due 10/01/2027	a	2,319	2,406
5.082% due 05/01/2026	a	222	230
5.090% due 09/01/2022	a	480	490
5.116% due 06/01/2023	a	880	901
5.163% due 01/01/2018	a	883	909
5.214% due 10/01/2024	a	226	233
5.282% due 11/01/2025	a	1,707	1,750
5.295% due 11/01/2023	a	112	113
5.324% due 05/01/2025	a	1,360	1,400
5.342% due 08/01/2025		4,610	4,752
5.372% due 09/01/2022	a	550	559
5.383% due 11/01/2025	a	740	761
5.435% due 08/01/2026	a	790	814
5.450% due 05/01/2022	a	254	254
5.453% due 04/01/2027	a	300	310
5.500% due 01/01/2004-11/14/2032	d	3,494,727	3,598,267
5.568% due 02/01/2028	a	390	404
5.666% due 05/01/2030	a	127	131
5.690% due 09/01/2025	a	443	457
5.694% due 09/01/2023	a	1,007	1,035
5.705% due 11/01/2025	a	926	950
5.713% due 03/01/2025	a	3,327	3,425
5.758% due 10/01/2024	a	467	484
5.807% due 01/01/2026	a	373	386
5.874% due 11/01/2025	a	169	174
5.918% due 08/01/2023	a	147	150
5.937% due 12/01/2031		5,553	6,118
5.982% due 12/01/2023	a	450	460
6.000% due 11/01/2003-01/01/2039	d	10,280,951	10,680,320
6.038% due 10/01/2023	a	361	371
6.048% due 01/01/2011		148	170
6.090% due 12/01/2008		48	54
6.200% due 12/01/2023	a	463	477
6.210% due 08/01/2010		49,827	56,563
6.250% due 09/01/2029	a	302	312
6.251% due 01/01/2024	a	329	339
6.255% due 09/01/2013		64,000	72,608
6.287% due 03/01/2026	a	468	485
6.315% due 01/01/2024	a	270	278
6.343% due 02/01/2026	a	255	265
6.351% due 01/01/2024	a	683	703
6.376% due 12/01/2023	a	95	98
6.381% due 11/01/2023	a	409	421
6.399% due 12/01/2023	a	312	322
6.420% due 12/01/2007		150	169
6.472% due 10/01/2023	a	138	143
6.500% due 04/01/2003-10/15/2032	d	21,237	22,160
6.501% due 07/01/2019	a	379	396
6.530% due 10/01/2013		4,229	4,786
6.550% due 01/01/2008		922	1,043
6.555% due 08/01/2028		2,194	2,462
6.578% due 04/01/2026	a	443	462
6.594% due 12/01/2027	a	3,263	3,357
6.651% due 09/01/2027	a	284	296
6.710% due 11/01/2023	a	39	41
6.730% due 11/01/2007		1,104	1,257
6.750% due 08/01/2003		17	17
6.796% due 05/01/2023	a	1,471	1,526
6.811% due 08/01/2027	a	653	689
6.847% due 07/01/2003		54	55
6.900% due 06/01/2007		368	413
6.982% due 06/01/2007		451	508
7.000% due 07/01/2003-10/15/2032	a d	44,953	46,359
7.040% due 03/01/2007		52	59
7.235% due 10/01/2003		52	53
7.250% due 01/01/2008-01/01/2023	d	7,376	7,799
7.285% due 07/01/2003		108	109
7.391% due 06/01/2030	a	10,676	11,277
7.430% due 01/25/2023		1,621	1,671
7.460% due 08/01/2029		3,884	4,708
7.500% due 08/01/2003-10/15/2032	d	15,808	17,206
7.750% due 06/01/2009		105	112
7.780% due 01/01/2018		2,200	2,775
7.850% due 07/01/2018		6,572	8,179
7.920% due 03/01/2018		2,712	3,461
7.980% due 05/01/2030		6,596	7,084
8.000% due 08/01/2003-08/01/2031	d	14,662	15,675
8.060% due 04/01/2030		1,832	1,954
8.080% due 04/01/2030		1,003	1,071
8.250% due 10/01/2008-03/01/2030	d	2,003	2,451
8.490% due 06/01/2025		973	1,054
8.500% due 11/01/2004-10/01/2031	d	49,771	53,405
9.000% due 10/01/2004-12/01/2027	d	4,414	4,858
9.500% due 12/01/2006-07/01/2026	d	5,355	5,884
9.750% due 11/01/2008		7	8
10.000% due 09/01/2003-05/01/2022	d	974	1,116
10.500% due 11/01/2013-04/01/2022	d	312	354
10.750% due 03/01/2014		13	15
11.000% due 11/01/2013-11/01/2020	d	139	160
11.500% due 08/20/2016-11/01/2019	d	47	55
12.000% due 05/01/2016		5	6
12.500% due 10/01/2015		20	24
13.250% due 09/01/2011		9	10
14.500% due 06/01/2012-01/01/2013	d	5	6
14.750% due 08/01/2012		111	136
15.000% due 10/01/2012	a	189	232
15.500% due 10/01/2012-12/01/2012	d	11	14
15.750% due 12/01/2011-08/01/2012	d	74	91
16.000% due 09/01/2012		73	91
			14,841,933
Federal Housing Administration 0.7%
6.000% due 03/20/2028		3,423	3,544
6.755% due 03/01/2041		16,079	17,498
6.780% due 07/25/2040		7,572	8,346
6.790% due 05/01/2039		10,716	11,109
6.830% due 12/01/2039		3,449	4,014
6.875% due 11/01/2015		2,757	2,771
6.880% due 10/01/2040-02/01/2041	d	21,539	23,256
6.896% due 07/01/2020		15,188	15,112
6.900% due 12/01/2040		22,694	24,568
6.930% due 07/01/2014-01/01/2036	d	22,215	24,339
6.960% due 05/01/2016		7,018	7,063
7.050% due 03/25/2040		530	581
7.110% due 05/01/2019		3,705	3,753
7.125% due 03/01/2034		4,344	4,601
7.150% due 01/25/2029		9,395	9,974
7.211% due 12/01/2021		1,544	1,553
7.250% due 06/01/2040		8,222	9,606
7.310% due 06/01/2041		23,497	25,429
7.315% due 08/01/2019		26,155	26,858
7.350% due 11/01/2020-11/01/2022	d	9,589	9,697
7.375% due 02/01/2018-12/31/2022	d	10,642	10,877
7.400% due 01/25/2020-02/01/2021	d	12,620	12,839
7.430% due 12/01/2016-07/01/2025	d	89,303	90,753
7.450% due 05/01/2021-10/01/2023	d	14,693	14,949
7.460% due 01/01/2023		1,628	1,657
7.465% due 11/01/2019		16,833	17,138
7.500% due 01/31/2031-03/01/2032	d	3,995	4,207
7.580% due 12/01/2040		7,380	8,171
7.630% due 08/01/2041		17,679	17,635
7.650% due 11/01/2018		122	129
7.780% due 11/01/2040		7,373	8,265
7.880% due 03/01/2041		13,350	14,628
7.930% due 05/01/2016		1,770	1,859
8.250% due 10/29/2023-01/01/2041	d	9,337	10,057
8.375% due 02/01/2012		336	349
			447,185
Freddie Mac 0.7%
2.223% due 06/15/2031	a	12,357	12,389
4.000% due 06/01/2017	a	11	11
4.250% due 04/01/2017	a	21	21
4.574% due 09/01/2023	a	1,274	1,311
4.589% due 07/01/2025	a	3,913	4,032
4.612% due 06/01/2022	a	250	257
4.625% due 08/01/2024	a	163	168
4.652% due 07/01/2022	a	365	375
4.716% due 08/01/2023	a	430	442
4.750% due 06/01/2024	a	886	915
4.781% due 08/01/2023	a	128	133
4.812% due 07/01/2023	a	296	304
4.823% due 06/01/2022	a	608	626
4.826% due 08/01/2023	a	2,800	2,884
4.918% due 10/01/2023	a	452	468
4.933% due 05/01/2023	a	917	946
5.255% due 11/01/2026	a	2,964	3,047
5.269% due 09/01/2023	a	4,731	4,891
5.430% due 07/01/2024	a	821	850
5.467% due 07/01/2023	a	801	818
5.481% due 10/01/2023	a	75	76
5.500% due 10/01/2008-01/01/2014	a d	1,032	1,075
5.535% due 12/01/2022	a	147	150
5.550% due 05/01/2023	a	537	546
5.584% due 06/01/2024	a	1,871	1,920
5.621% due 09/01/2023	a	813	828
5.650% due 08/01/2023	a	4	5
5.678% due 04/01/2024	a	3,458	3,548
5.692% due 04/01/2023	a	168	171
5.795% due 12/01/2026	a	3,234	3,324
5.875% due 08/01/2023	a	4,403	4,534
5.900% due 11/01/2023	a	160	165
5.947% due 09/01/2023	a	759	778
5.981% due 10/01/2023	a	472	486
6.000% due 01/01/2011-01/01/2029	d	227,729	236,435
6.183% due 10/01/2023	a	771	791
6.250% due 01/01/2019	a	3	4
6.256% due 04/01/2029	a	603	621
6.318% due 10/01/2023	a	384	394
6.365% due 11/01/2023	a	54	56
6.440% due 01/01/2024	a	196	203
6.462% due 01/01/2024	a	225	231
6.500% due 11/01/2002-05/01/2026	d	18,247	19,055
6.635% due 12/01/2023	a	400	412
6.755% due 11/01/2028	a	9,613	10,044
6.775% due 11/01/2003		25	27
6.875% due 09/01/2018	a	377	391
7.000% due 10/01/2002-01/01/2030	a d	93,456	99,549
7.250% due 11/01/2008		65	67
7.274% due 09/01/2027	a	980	1,037
7.500% due 09/01/2003-10/01/2030	a d	5,227	5,417
7.645% due 05/01/2025		2,614	3,093
7.804% due 07/01/2030	a	24,166	25,042
8.000% due 12/01/2002-09/01/2024	d	2,385	2,518
8.250% due 12/01/2002-12/01/2009	d	115	121
8.500% due 09/01/2003-06/01/2030	d	2,414	2,598
8.750% due 01/01/2007-12/01/2010	d	25	27
9.000% due 07/01/2004-07/01/2030	d	520	560
9.250% due 10/01/2009-11/01/2013	d	11	12
9.500% due 01/01/2003-12/01/2022	a d	836	916
9.750% due 11/01/2004-05/01/2009	d	13	15
10.000% due 11/01/2002-03/01/2021	d	569	634
10.250% due 04/01/2009-07/01/2009	d	621	696
10.500% due 10/01/2017-01/01/2021	d	201	234
10.750% due 09/01/2009-12/01/2015	a d	240	269
11.000% due 11/01/2009-05/01/2020	d	380	435
11.250% due 10/01/2009-09/01/2015	d	13	14
11.500% due 01/01/2018		37	42
12.500% due 12/01/2012	a	11	13
13.250% due 10/01/2013		74	89
14.000% due 04/01/2016		11	14
15.500% due 08/01/2011-11/01/2011	d	9	11
16.250% due 05/01/2011		1	2
			464,583
Government National Mortgage Association 8.6%
4.000% due 11/25/2032	a	5,000	5,037
4.500% due 05/20/2028-05/20/2030	a d	25,622	26,338
4.875% due 02/20/2016	a	131	135
5.000% due 04/20/2028-05/20/2030	a d	81,284	83,516
5.250% due 03/20/2030	a	466	476
5.375% due 05/20/2017-05/20/2028	a d	342,806	353,455
5.500% due 08/20/2029-11/20/2029	a d	36,545	37,364
5.650% due 10/15/2012		9	10
5.875% due 04/20/2023	a	166	174
6.000% due 10/15/2008-03/15/2032	a d	1,599,530	1,663,073
6.500% due 10/15/2008-09/15/2040	a d	1,551,153	1,620,527
6.625% due 12/20/2015-01/15/2040	a d	173,663	180,529
6.670% due 08/15/2040		952	1,076
6.750% due 01/15/2003-07/15/2031	a d	225,643	233,272
6.800% due 05/15/2040		2,966	3,378
6.875% due 02/15/2040		987	1,129
7.000% due 10/15/2003-01/03/2041	a d	1,220,122	1,282,608
7.250% due 12/15/2022-08/20/2027	a d	596	633
7.500% due 01/15/2003-01/15/2041	a d	27,277	31,636
7.700% due 06/15/2031		6,715	8,012
8.000% due 08/15/2005-05/20/2031	a d	8,150	8,745
8.250% due 08/15/2004-05/15/2022	d	731	796
8.500% due 03/20/2006-01/15/2031	d	6,128	6,651
8.750% due 03/15/2007-07/15/2007	d	68	73
9.000% due 09/15/2003-08/15/2030	a d	3,813	4,245
9.250% due 07/15/2003-12/20/2016	d	64	69
9.500% due 12/15/2003-07/15/2025	a d	3,630	4,080
9.750% due 07/15/2004		17	18
10.000% due 08/20/2004-02/15/2025	a d	2,990	3,431
10.250% due 02/20/2019		11	13
10.500% due 06/15/2004-09/15/2021	a d	372	431
11.000% due 05/15/2004-04/20/2019	a d	171	196
11.250% due 12/20/2015		11	13
11.500% due 10/15/2010-10/15/2015	a d	74	85
12.000% due 11/15/2012-05/15/2016	a d	340	402
12.500% due 01/15/2011		1	1
13.000% due 12/15/2012		13	15
13.500% due 10/15/2012-09/15/2014	d	63	77
15.000% due 08/15/2011-11/15/2012	a d	136	168
16.000% due 10/15/2011-05/15/2012	a d	115	141
17.000% due 11/15/2011-12/15/2011	d	51	64
			5,562,092
Stripped Mortgage-Backed Securities 0.0%
Bear Stearns Mortgage Securities, Inc. (IO)
7.200% due 07/25/2024		28	0
7.500% due 08/25/2024		197	9
Fannie Mae (IO)
0.950% due 03/25/2009	a	14,699	258
0.950% due 11/25/2021	a	10,312	79
6.500% due 05/25/2005		240	10
6.500% due 02/25/2007		34	0
6.500% due 09/25/2007		78	0
6.500% due 10/25/2007		1	0
6.500% due 09/25/2008		318	33
6.500% due 03/25/2020		13	0
6.500% due 08/25/2020		27	0
6.500% due 08/25/2020		422	5
6.500% due 10/25/2022		34	3
6.500% due 01/25/2023		1,633	183
6.500% due 01/25/2023		528	47
6.756% due 02/25/2023	a	6,592	754
7.500% due 04/25/2021		540	13
22.425% due 09/25/2008		2	38
903.213% due 08/25/2021		2	44
1000.000% due 04/25/2022		1	31
Fannie Mae (PO)
0.000% due 09/01/2007		379	372
0.000% due 01/25/2019		18	16
0.000% due 08/25/2023		208	191
Freddie Mac (IO)
6.000% due 10/15/2007		40	1
6.000% due 01/15/2008		1	0
6.400% due 10/15/2008		22	2
6.430% due 02/15/2008	a	257	21
6.500% due 11/15/2008		862	91
6.500% due 09/15/2023		119	13
6.680% due 12/15/2023	a	143	3
7.000% due 08/15/2008		1,134	104
7.000% due 04/15/2023		426	45
7.000% due 06/15/2023		2,745	333
7.000% due 06/15/2023		1,525	163
7.630% due 09/15/2007	a	2,381	232
9.000% due 05/15/2022		45	8
82.576% due 08/15/2007		5	64
884.500% due 01/15/2021		1	8
1007.500% due 02/15/2022		2	29
Government National Mortgage Association (PO)
0.000% due 02/26/2019		40	40
Paine Webber CMO Trust (IO)
1359.500% due 08/01/2019		1	20
Prudential Home Mortgage Securities (IO)
1007.071% due 10/25/2023		1	4
Vendee Mortgage Trust (IO)
0.456% due 06/15/2023	a	106,445	1,597
			4,864
Total Mortgage-Backed Securities			34,526,186
(Cost $33,527,503)

ASSET-BACKED SECURITIES 3.6%
Aames Mortgage Trust
2.183% due 06/15/2027	a	324	324
7.589% due 10/15/2029		98	107
ABFS Equipment Contract Trust
6.100% due 10/15/2005		3	3
ABSC Long Beach Home Equity Loan Trust
2.420% due 07/21/2030	a	375	373
2.080% due 08/21/2030	a	23,243	23,204
Ace Securities Corp.
2.133% due 11/25/2028	a	259	259
2.153% due 06/25/2032	a	119,813	119,614
Advanta Mortgage Loan Trust
2.013% due 05/25/2027	a	667	660
2.188% due 11/25/2029	a	2,019	2,011
8.250% due 08/25/2030		7,954	9,060
Advanta Revolving Home Equity Loan Trust
2.183% due 01/25/2024	a	10,967	10,953
2.063% due 02/25/2025	a	7,101	7,064
Aerco Ltd.
2.783% due 07/15/2025	a	37,225	37,259
American Express Master Trust
7.850% due 08/15/2005		220	243
American Stores Corp.
2.610% due 08/30/2004	a	20,000	19,774
Americredit Automobile Receivable Trust
7.020% due 12/12/2005		29,373	30,457
2.290% due 09/05/2006	a	21,922	21,956
Ameriquest Mortgage Securities, Inc.
2.143% due 06/15/2030	a	3,334	3,332
2.123% due 07/15/2030	a	10,697	10,699
Amresco Residential Securities Mortgage Loan Trust
2.000% due 07/25/2027	a	1	1
Bank One Heloc Trust
2.080% due 04/20/2020	a	20,658	20,550
Bay View Auto Trust
7.640% due 11/25/2010		310	318
Bayview Financial Acquisition Trust
2.193% due 02/25/2030	a		12,430	12,422
2.203% due 07/25/2030	a		37,606	37,606
2.203% due 11/25/2030	a		74,800	74,999
2.213% due 04/25/2031	a		68,494	68,439
2.093% due 07/25/2031	a		29,305	29,241
2.193% due 11/25/2031	a		4,015	4,013
Bear Stearns Asset-Backed Securities, Inc.
2.310% due 04/25/2032	a		20,842	20,885
2.140% due 10/25/2032	a		89,027	88,957
2.213% due 10/25/2032	a		26,694	26,682
Brazos Student Loan Finance Co.
2.600% due 06/01/2023	a		51,360	51,480
2.090% due 12/01/2025	a		24,940	24,877
Capital Asset Research Funding LP
6.400% due 12/15/2004			202	206
5.905% due 12/15/2005			774	771
Champion Home Equity Loan Trust
2.073% due 03/25/2029	a		1,923	1,912
2.213% due 09/25/2029	a		9,490	9,456
Charming Shoppes Master Trust
2.273% due 08/15/2008	a		250	251
Chase Funding Mortgage Loan Asset-Backed Certificates
2.033% due 10/25/2030	a		21,534	21,514
Cityscape Home Equity Loan Trust
7.650% due 09/25/2025			180	188
Community Program Loan Trust
4.500% due 10/01/2018			20,039	20,329
4.500% due 04/01/2029			26,000	24,299
Compucredit Credit Card Master Trust
2.043% due 03/15/2007	a		32,000	32,020
Conseco Finance Corp.
7.890% due 07/15/2018	b		1,176	1,198
7.800% due 05/15/2020	b		167	179
Conseco Finance Home Loan Trust
8.080% due 02/15/2022	b		14,365	14,617
8.160% due 06/15/2024			2,000	2,082
Conseco Finance Securitizations Corp.
3.220% due 09/01/2023	b		1,137	1,143
2.193% due 10/15/2031	a b		8,631	8,586
7.970% due 05/01/2032	b		8,300	8,915
8.310% due 05/01/2032	b		12,400	13,124
ContiMortgage Home Equity Loan Trust
6.990% due 03/15/2021			62	62
6.930% due 11/25/2022	a		10,299	10,310
7.220% due 01/15/2028			80	81
2.033% due 08/15/2028	a		443	443
Cross Country Master Credit Card Trust II
2.323% due 06/15/2006	a		4,600	4,619
Delta Funding Home Equity Loan Trust
2.233% due 09/15/2029	a		4,503	4,502
2.143% due 06/15/2030	a		14,466	14,456
Denver Arena Trust
6.940% due 11/15/2019			4,044	4,448
Discover Card Master Trust I
6.850% due 07/17/2007			960	1,055
6.707% due 10/16/2013	a		400	404
Duck Auto Grantor Trust
7.260% due 05/15/2005			5,042	5,051
Embarcadero Aircraft Securitization Trust
2.303% due 08/15/2025	a		14,400	11,808
EQCC Home Equity Loan Trust
1.983% due 10/15/2027	a		376	375
7.448% due 08/25/2030			96	105
Equivantage Home Equity Loan Trust
6.550% due 10/25/2025			42	42
First Alliance Mortgage Loan Trust
2.250% due 01/25/2025	a		267	267
2.200% due 03/20/2031	a		12,811	12,789
Firstcity Auto Receivables Trust
7.400% due 12/15/2005			988	1,021
FMAC Loan Receivables Trust
7.900% due 04/15/2019			20	17
6.500% due 09/15/2020			177	191
6.830% due 09/15/2020			680	728
GE Capital Equipment Lease Trust
6.850% due 05/20/2008	a		120	124
GMAC Mortgage Corp. Loan Trust
7.950% due 03/25/2030			10,277	11,184
Green Tree Financial Corp.
6.240% due 11/01/2016			110	113
5.760% due 11/01/2018			145	150
8.300% due 05/15/2026			1,338	1,460
7.400% due 06/15/2027			1,983	2,063
6.870% due 02/01/2030			1,845	1,738
6.480% due 12/01/2030			55	58
Green Tree Home Improvement Loan Trust
1.993% due 08/15/2029	a		283	282
2.473% due 11/15/2029	a		1,273	1,268
Green Tree Recreational, Equipment, & Consumables
6.715% due 02/01/2009			34,367	37,796
6.490% due 02/15/2018			6	6
6.180% due 06/15/2019			13,002	13,363
Greenpoint Manufactured Housing
7.270% due 06/15/2029			110	118
Headlands Home Equity Loan Trust
2.473% due 12/15/2024	a		135	135
Home Equity Asset Trust
2.110% due 11/25/2032	a		58,606	58,408
Household Consumer Loan Trust
2.243% due 08/15/2006	a		10,067	9,625
Household Mortgage Loan Trust
2.120% due 05/20/2032	a		118,687	118,631
HPSC Equipment Receivables LLC
2.120% due 11/22/2007	a		574	574
IMC Home Equity Loan Trust
7.038% due 07/25/2026	a		298	305
1.980% due 08/20/2029	a		61	60
IMPAC Secured Assets CMN Owner Trust
7.770% due 07/25/2025	a		889	935
Indymac Home Equity Loan Asset-Backed Trust
2.083% due 10/25/2029	a		1,378	1,383
2.103% due 07/25/2030	a		5,150	5,148
Indymac Manufactured Housing Contract
6.170% due 12/25/2011			3,006	3,104
Irwin Home Equity Loan Trust
2.183% due 02/25/2012	a		5,508	5,508
2.188% due 06/25/2021	a		5,741	5,740
2.100% due 06/25/2029	a		111,995	111,713
Keystone Owner Trust
6.840% due 12/25/2018			372	380
Long Beach Auto Receivables Trust
6.940% due 09/19/2007			1,096	1,124
Long Beach Mortgage Loan Trust
2.093% due 11/25/2009	a		67,884	67,649
2.120% due 04/21/2031	a		6,078	6,059
Marriott Vacation Club Owner Trust
2.170% due 09/20/2017	a		48,286	48,268
Mellon Residential Funding Corp.
5.565% due 06/25/2009			20,000	20,283
Merit Securities Corp.
7.880% due 12/28/2033			34,400	36,562
Merrill Lynch Mortgage Investors, Inc.
2.183% due 04/25/2031	a		33,122	33,123
Mesa Trust Asset Backed Certificates
2.120% due 05/15/2033	a		3,933	3,933
Metropolitan Asset Funding, Inc.
2.273% due 04/25/2029	a		6,130	6,109
Mid-State Trust
8.330% due 04/01/2030			54,532	60,407
7.340% due 07/01/2035			1,920	2,121
6.340% due 10/15/2036			45,118	47,591
MLCC Mortgage Investors, Inc.
2.203% due 03/15/2025	a		255	255
Morgan Stanley ABS Capital, Inc.
2.113% due 08/25/2030	a		42,348	42,209
Morgan Stanley Dean Witter Capital I
2.143% due 07/25/2032	a		46,584	46,453
MPC Natural Gas Funding Trust
6.200% due 03/15/2013			8,113	9,267
Myra-Pemex Trust
2.687% due 10/20/2006	a		272	264
2.492% due 12/23/2006	a		5,068	4,916
2.672% due 12/23/2006	a		613	595
2.687% due 12/23/2006	a		7,033	6,822
National Medical Care, Inc.
2.937% due 09/30/2003	a		14,310	14,060
New Century Home Equity Loan Trust
7.540% due 06/25/2029			91	96
Novastar Home Equity Loan
2.088% due 04/25/2028	a		572	570
NPF XII, Inc.
2.470% due 11/01/2003	a		49,000	49,000
Option One Mortgage Loan Trust
2.103% due 06/25/2030	a		661	658
2.103% due 09/25/2030	a		12,322	12,309
Provident Bank Equipment Lease Trust
2.110% due 11/25/2011	a		12,808	12,846
Provident Bank Home Equity Loan Trust
2.113% due 06/25/2021	a		12,384	12,358
Providian Gateway Master Trust
2.043% due 03/15/2007	a		28,900	28,920
Providian Master Trust
6.250% due 06/15/2007			25	25
Renaissance Home Equity Loan Trust
2.160% due 08/25/2032	a		38,562	38,628
Residential Asset Mortgage Products, Inc.
7.980% due 12/25/2030			24,463	27,139
Residential Asset Securitization Trust
6.750% due 03/25/2028			40,000	40,863
Residential Funding Mortgage Securities II, Inc.
7.670% due 01/25/2020			1,040	1,105
Residential Mortgage Loan Trust
2.625% due 09/25/2029	a		210	211
RJR Nabisco
7.500% due 12/31/2003			19,948	19,948
Salomon Brothers Mortgage Securities VII, Inc.
2.043% due 12/25/2026	a		2	2
2.093% due 09/25/2028	a		13,755	13,737
2.243% due 11/15/2029	a		8,792	8,787
2.403% due 12/15/2029	a		31,857	31,848
2.153% due 12/25/2029	a		6,821	6,804
2.110% due 03/25/2032	a		14,316	14,266
Sand Trust
2.093% due 08/25/2032	a		9,377	9,361
Saxon Asset Securities Trust
2.073% due 11/25/2033	a		33,829	33,818
Sears Credit Account Master Trust
6.050% due 01/15/2008			354	364
SLM Student Loan Trust
2.099% due 10/25/2005	a		387	387
2.179% due 10/25/2005	a		2,348	2,355
2.239% due 04/25/2006	a		14,450	14,474
2.349% due 01/25/2007	a		251	251
2.389% due 10/25/2007	a		5,105	5,121
2.051% due 04/25/2011	a		15,899	15,931
Structured Product Asset Trust
2.942% due 02/12/2003	a		4,200	3,906
1.910% due 06/20/2004	a		825	821
Team Fleet Financing Corp.
7.350% due 05/15/2003			10	10
UCFC Home Equity Loan
6.755% due 11/15/2023			165	167
8.200% due 09/15/2027			70	72
6.870% due 07/15/2029			70	76
USAA Auto Loan Grantor Trust
6.100% due 02/15/2006			61	62
Vanderbilt Acquisition Loan Trust
3.280% due 01/07/2013			48,451	48,905
WFS Financial Owner Trust
6.920% due 01/20/2004	a		651	653
WMC Mortgage Loan
2.273% due 10/15/2029	a		26,580	26,544
2.163% due 05/15/2030	a		4,682	4,672
Total Asset-Backed Securities				2,328,898
(Cost $2,307,196)

SOVEREIGN ISSUES 2.0%
Banco Vivienda del Peru
9.980% due 08/01/2008			660	766
Kingdom of Jordan
6.000% due 12/23/2023			4,100	3,416
Kingdom of Spain
7.000% due 07/19/2005			500	560
Kingdom of Sweden
10.250% due 11/01/2015			500	688
Manitoba Providence of Canada
7.500% due 02/22/2010			340	420
Province of New Brunswick
7.125% due 10/01/2002			1,700	1,700
Province of Newfoundland
9.000% due 06/01/2019			500	706
Province of Ontario
7.625% due 06/22/2004			1,000	1,093
7.000% due 08/04/2005			1,000	1,120
6.000% due 02/21/2006			1,800	1,985
5.500% due 10/01/2008			12,000	13,393
Province of Quebec
7.375% due 02/01/2003			150	153
8.800% due 04/15/2003			1,100	1,142
1.951% due 06/11/2004	a		15,500	15,509
6.500% due 01/17/2006			2,475	2,762
8.050% due 07/07/2024			800	1,084
6.620% due 04/09/2026			25,000	30,988
1.937% due 09/29/2049	a		5,600	4,942
Republic of Brazil
3.062% due 04/15/2006	a		206,420	135,990
3.062% due 04/15/2006	a		19,584	12,902
11.500% due 03/12/2008			26,700	13,951
3.125% due 04/15/2009	a		8,318	4,159
11.000% due 01/11/2012			28,350	12,828
8.000% due 04/15/2014			243,450	118,998
8.875% due 04/15/2024			4,000	1,536
10.125% due 05/15/2027			20,000	8,300
12.250% due 03/06/2030			8,000	3,760
11.000% due 08/17/2040			122,500	54,206
Republic of Croatia
2.687% due 07/31/2006	a		2,203	2,181
2.687% due 07/31/2010	a		32,582	32,337
Republic of France
5.000% due 01/12/2003			32	32
Republic of Italy
4.500% due 01/15/2003			32	32
Republic of Kazakhstan
8.375% due 10/02/2002			5,000	5,000
Republic of Panama
8.250% due 04/22/2008			60,950	58,664
9.625% due 02/08/2011			15,000	14,835
9.375% due 07/23/2012			31,000	30,070
5.000% due 07/17/2014			15,267	12,366
Republic of Peru
9.125% due 02/21/2012			58,128	47,047
9.125% due 02/21/2012			61,500	49,908
4.000% due 03/07/2017			11,000	6,587
Republic of Poland
6.000% due 10/27/2014			2,940	2,951
3.750% due 10/27/2024			16,650	13,716
Republic of South Africa
9.125% due 05/19/2009			41,575	48,435
7.375% due 04/25/2012			34,400	36,335
South African Aid
2.340% due 03/26/2009			2,000	2,016
State of Israel
6.200% due 06/14/2003			25	25
State of Qatar
2.957% due 02/18/2004	a		3,550	3,497
United Mexican States
9.750% due 04/06/2005			5,000	5,588
8.500% due 02/01/2006			900	976
8.500% due 02/01/2006			3,781	4,140
10.375% due 02/17/2009			42	49
9.875% due 02/01/2010			23,800	27,013
9.875% due 02/01/2010			100	114
8.375% due 01/14/2011			19,950	20,997
8.375% due 01/14/2011			2,153	2,271
7.500% due 01/14/2012			28,500	28,892
11.375% due 09/15/2016			32,800	40,426
11.375% due 09/15/2016			7,500	9,244
8.125% due 12/30/2019			6,700	6,549
6.250% due 12/31/2019			44,150	42,715
6.250% due 12/31/2019			33,010	31,937
8.000% due 09/24/2022			51,800	49,402
11.500% due 05/15/2026			7,890	9,914
8.300% due 08/15/2031			217,800	211,811
United Mexican States Value Recovery Right
0.000% due 06/30/2003	a		86,989	261
0.000% due 06/30/2004	a		181,719	273
0.000% due 06/30/2005	a		181,719	109
0.000% due 06/30/2006	a		103,610	62
0.000% due 06/30/2007	a		103,610	57
Total Sovereign Issues				1,307,891
(Cost $1,502,442)

FOREIGN CURRENCY-DENOMINATED ISSUES (i)(j) 4.6%
Banque Centrale De Tunisie
7.500% due 08/06/2009		EC	2,300	2,375
Commonwealth of Canada
5.750% due 09/01/2006		C$	120	81
4.250% due 12/01/2026			15,929	11,736
Commonwealth of New Zealand
4.500% due 02/15/2016		N$	81,000	44,639
El Paso Corp.
5.750% due 03/14/2006		EC	12,000	9,807
7.125% due 05/06/2009			53,300	42,929
France Telecom SA
1.022% due 07/16/2003	a	JY	8,400,000	66,930
Freddie Mac
4.500% due 03/15/2004		EC	70	71
5.750% due 09/15/2010			165	177
Halifax Group Euro Finance
7.627% due 12/29/2049			14,700	16,464
KBC Bank Fund Trust IV
8.220% due 11/29/2049			5,000	5,622
Korea Electric Power Corp.
4.172% due 10/31/2002	a		18,900	9,539
Lloyds TSB Capital I
7.375% due 02/07/2049	a		26,000	28,795
Oesterreich Kontrollbank
1.800% due 03/22/2010		JY	12,000	107
Pfizer, Inc.
0.800% due 03/18/2008			16,000	133
Republic of Germany
4.750% due 12/13/2002		EC	5,801	5,747
4.250% due 03/14/2003			32	32
6.000% due 01/05/2006			293,300	313,187
5.000% due 02/17/2006			505,000	524,519
4.500% due 08/17/2007			400,000	410,914
5.250% due 01/04/2008			735,700	781,584
5.250% due 07/04/2010			92,650	98,383
6.500% due 07/04/2027			200,000	241,429
4.750% due 07/04/2028			200,000	193,005
Royal Bank of Scotland Group PLC
6.770% due 03/31/2049			107,300	112,444
United Kingdom Gilt
5.000% due 03/07/2012		BP	50	82
United Mexican States
10.375% due 01/29/2003		EC	200	103
7.000% due 06/02/2003		C$	30,200	19,210
6.750% due 06/06/2006		JY	2,000,000	18,835
7.500% due 03/08/2010		EC	5,000	4,840
Total Foreign Currency-Denominated Issues				2,963,719
(Cost $2,837,528)

PURCHASED PUT OPTIONS 0.0%
Eurodollar December Futures (CME)
Strike @ 96.750 Exp. 12/16/2002			$500,000	3
Strike @ 96.000 Exp. 12/16/2002			4,873,000	61
Strike @ 95.750 Exp. 12/16/2002			7,000,000	44
Eurodollar March Futures (CME)
Strike @ 95.750 Exp. 03/17/2003			10,500,000	131
Harborview Mortgage Loan Trust (OTC)
7.470% due 08/19/2030
Strike @ 100.000 Exp. 05/01/2005			22,975	0
PNC Mortgage Securities Corp. (OTC)
7.430% due 05/25/2040
Strike @ 100.000 Exp. 04/01/2005			6,200	0
Total Purchased Put Options				239
(Cost $289)

CONVERTIBLE BONDS & NOTES 0.3%
Banking & Finance 0.3%
Verizon Global Funding Corp.
5.750% due 04/01/2003			20,600	20,847
5.750% due 04/01/2003			15,080	15,174
4.250% due 09/15/2005			26,400	26,796
4.250% due 09/15/2005			5,900	5,945
0.000% due 05/15/2021			170,000	93,075
				161,837
Industrials 0.0%
Enron Corp.
0.000% due 02/07/2021	b		17,999	1,800

Utilities 0.0%
Cox Communications, Inc.
0.425% due 04/19/2020			25,000	10,500

Total Convertible Bonds & Notes				174,137
(Cost $184,758)

PREFERRED SECURITY 0.7%
			Shares
Abbey National Capital Trust I
8.963% due 12/29/2049	a		20,800,000	25,366
DG Funding Trust
4.105% due 12/29/2049	a		35,250	363,075
UBS Preferred Funding Trust I
8.622% due 10/29/2049	a		38,900,000	46,595

Total Preferred Security				435,036
(Cost $412,689)

PREFERRED STOCK 0.0%
Centaur Funding Corp.
9.080% due 04/21/2020			125	111
CSC Holdings, Inc.
11.125% due 04/01/2008			27,035	1,777
Fortis Amev NV
3.860% due 12/31/2049	a		85	11,560
3.870% due 12/31/2049	a		86	11,696
Home Ownership Funding
13.331% due 12/31/2049			4,125	2,671
Northern Rock PLC
8.950% due 11/29/2049			260,000	6,500

Total Preferred Stock				34,315
(Cost $32,763)

SHORT-TERM INSTRUMENTS 28.8%
			Principal
			Amount
			(000s)
Commercial Paper 27.7%
Abbey National North America LLC
1.740% due 10/17/2002			$73,700	73,643
1.760% due 10/17/2002			215,100	214,932
1.760% due 10/24/2002			144,500	144,338
1.750% due 12/10/2002			119,400	118,992
1.750% due 12/11/2002			55,100	54,909
1.750% due 12/12/2002			7,500	7,474
ABN AMRO Mortgage Corp.
1.760% due 10/11/2002			42,500	42,479
Anz (Delaware), Inc.
1.760% due 10/15/2002			7,200	7,195
1.750% due 10/23/2002			34,400	34,363
1.730% due 11/08/2002			10,400	10,381
AT&T Corp.
3.605% due 04/18/2003			3,200	3,011
3.720% due 04/18/2003			491,000	462,075
BP Amoco Capital PLC
1.970% due 10/01/2002			83,900	83,900
1.740% due 10/23/2002			86,100	86,008
1.750% due 12/09/2002			61,300	61,093
Canadian Wheat Board
1.740% due 10/03/2002			800	800
CBA (de) Finance
1.970% due 10/01/2002			125,000	125,000
1.720% due 10/04/2002			100,000	99,986
1.730% due 10/04/2002			68,700	68,690
1.780% due 10/04/2002			5,200	5,199
1.750% due 11/27/2002			59,200	59,036
1.750% due 12/02/2002			69,000	68,792
CDC Commercial Corp.
1.750% due 10/25/2002			56,800	56,734
1.750% due 11/04/2002			40,000	39,934
1.750% due 11/05/2002			125,000	124,787
Danske Corp.
1.940% due 10/01/2002			300	300
1.750% due 10/02/2002			7,800	7,800
1.760% due 10/15/2002			200	200
1.730% due 10/17/2002			8,000	7,994
1.760% due 10/17/2002			600	600
1.770% due 10/25/2002			12,000	11,986
1.750% due 11/04/2002			168,400	168,122
1.750% due 11/12/2002			58,800	58,680
1.760% due 11/27/2002			100,000	99,721
1.750% due 12/03/2002			225,000	224,305
1.760% due 12/03/2002			43,500	43,366
1.750% due 12/19/2002			1,000	996
Dupont De Nemours & Co.
1.720% due 10/04/2002			2,200	2,200
Eksportfinanans ASA
1.780% due 10/28/2002			150,000	149,800
1.750% due 12/09/2002			28,100	28,004
Electricite De France
1.740% due 10/31/2002			47,000	46,932
Fannie Mae
1.860% due 10/01/2002			55,100	55,100
1.730% due 10/02/2002			100,000	99,995
0.000% due 10/15/2002			4,640	4,637
1.650% due 10/16/2002			25,404	25,387
1.710% due 10/16/2002			18,600	18,587
1.725% due 10/16/2002			1,000	999
1.730% due 10/16/2002			13,100	13,091
1.640% due 10/23/2002			99,900	99,800
1.690% due 10/23/2002			218,400	218,174
1.700% due 10/23/2002			17,850	17,831
1.715% due 10/30/2002			439,600	438,993
1.720% due 10/30/2002			227,000	226,685
1.720% due 11/06/2002			15,300	15,274
1.680% due 11/13/2002			400	399
1.700% due 11/13/2002			4,600	4,591
1.710% due 11/20/2002			17,860	17,818
1.700% due 11/27/2002			200	199
1.705% due 11/27/2002			22,900	22,838
1.720% due 11/27/2002			149,900	149,492
2.100% due 11/29/2002			2,000	1,993
1.730% due 12/05/2002	e		2,270	2,263
1.700% due 12/11/2002			1,000	997
1.710% due 12/11/2002			5,800	5,780
1.710% due 12/18/2002			69,900	69,635
1.690% due 12/24/2002			13,500	13,445
Federal Home Loan Bank
1.850% due 10/01/2002			1,327,000	1,327,000
1.715% due 10/02/2002			141,794	141,787
1.720% due 10/02/2002			100,000	99,995
1.680% due 10/04/2002			204,540	204,511
1.700% due 10/04/2002			49,000	48,993
1.680% due 10/10/2002			190,700	190,620
1.690% due 10/16/2002			100,000	99,930
1.725% due 10/18/2002			2,100	2,098
1.680% due 10/22/2002			5,700	5,694
1.640% due 10/23/2002			20,800	20,779
1.650% due 10/23/2002			134,400	134,264
1.680% due 10/23/2002			2,200	2,198
1.690% due 10/23/2002			39,378	39,337
1.700% due 10/23/2002			5,200	5,195
1.680% due 10/25/2002			9,100	9,090
1.700% due 10/25/2002			62,400	62,329
1.680% due 10/28/2002			144,100	143,918
1.680% due 10/30/2002			30,900	30,858
1.700% due 10/30/2002			323,500	323,057
1.725% due 10/30/2002			7,300	7,290
1.670% due 11/01/2002			250,000	249,640
1.680% due 11/01/2002			1,200	1,198
1.685% due 11/01/2002			92,410	92,276
1.690% due 11/01/2002			100,000	99,854
1.695% due 11/01/2002			4,400	4,394
1.700% due 11/01/2002			3,300	3,295
1.700% due 11/22/2002			800	798
1.680% due 12/02/2002			1,000	997
2.120% due 12/02/2002			228	227
Fonterra Co-operative Group Ltd.
1.760% due 10/30/2002			99,100	98,959
Freddie Mac
1.700% due 10/01/2002			12,000	12,000
1.860% due 10/01/2002			299,500	299,500
1.870% due 10/01/2002			2,300,000	2,300,000
1.700% due 10/04/2002			4,100	4,099
1.650% due 10/18/2002			18,700	18,685
1.680% due 10/22/2002			6,500	6,494
1.720% due 10/22/2002			39,409	39,369
1.650% due 10/24/2002			13,800	13,785
1.700% due 10/24/2002			200	200
1.691% due 10/31/2002	e		415	414
1.700% due 10/31/2002			131,600	131,414
1.710% due 10/31/2002			232,900	232,568
1.700% due 11/06/2002			99,900	99,730
1.645% due 11/07/2002			9,300	9,284
1.700% due 11/19/2002			19,300	19,255
1.710% due 11/27/2002	e		195,961	195,430
GlaxoSmithKline PLC
1.760% due 10/02/2002			24,300	24,299
1.760% due 10/18/2002			109,700	109,609
1.680% due 11/06/2002			75,300	75,173
1.710% due 11/06/2002			70,600	70,479
1.680% due 11/13/2002			13,000	12,974
1.750% due 12/03/2002			55,700	55,528
HBOS Treasury Services PLC
1.700% due 10/07/2002			6,250	6,248
1.730% due 10/15/2002			106,000	105,929
1.770% due 10/16/2002			43,900	43,868
1.780% due 10/16/2002			200	200
1.770% due 10/17/2002			15,800	15,788
1.760% due 10/18/2002			1,500	1,499
1.735% due 10/25/2002			6,000	5,993
1.750% due 10/25/2002			100,000	99,883
1.740% due 10/31/2002			64,000	63,907
1.745% due 10/31/2002			50,000	49,927
1.750% due 11/04/2002			77,900	77,771
1.700% due 11/14/2002			144,700	144,399
1.740% due 11/15/2002			52,900	52,785
KFW International Finance, Inc.
1.700% due 10/31/2002			25,600	25,564
National Australia Funding, Inc.
1.750% due 10/02/2002			6,100	6,100
1.750% due 10/03/2002			28,200	28,197
Nestle Australia Corp.
1.760% due 10/11/2002			20,700	20,690
1.780% due 10/17/2002			16,700	16,687
Pfizer, Inc.
1.710% due 10/04/2002			3,500	3,500
1.730% due 10/18/2002			10,100	10,092
1.730% due 10/28/2002			11,000	10,986
Queensland Treasury Corp.
1.710% due 10/11/2002			1,000	1,000
Rabobank Nederland NV
1.920% due 10/01/2002			419,500	419,500
Royal Bank of Canada
1.740% due 10/21/2002			700	699
1.765% due 10/21/2002			52,900	52,848
Shell Finance (UK) PLC
1.700% due 10/11/2002			198,600	198,506
1.750% due 11/19/2002			115,000	114,607
1.700% due 11/20/2002			28,000	27,934
1.700% due 11/26/2002			33,200	33,112
Svenska Handlesbank, Inc.
1.760% due 10/07/2002			6,300	6,298
1.755% due 10/29/2002			48,300	48,234
1.730% due 10/30/2002			600	599
1.755% due 10/30/2002			200,000	199,717
1.750% due 10/31/2002			5,000	4,993
1.755% due 10/31/2002			100,000	99,854
1.750% due 11/06/2002			25,900	25,855
1.750% due 11/07/2002			400	399
1.760% due 11/20/2002			19,400	19,353
1.750% due 11/25/2002			205,200	204,651
1.750% due 11/26/2002			93,900	93,644
1.750% due 12/05/2002			700	698
1.740% due 12/10/2002			2,200	2,192
1.750% due 12/11/2002			30,000	29,896
1.750% due 12/16/2002			36,445	36,310
1.750% due 12/18/2002			65,000	64,754
Swedbank Forenings PLC
1.760% due 11/12/2002			16,300	16,267
TotalFinaElf SA
1.970% due 10/01/2002			438,700	438,700
1.745% due 10/23/2002			30,500	30,467
1.740% due 10/24/2002			49,600	49,545
1.740% due 10/31/2002			8,600	8,588
1.750% due 10/31/2002			4,300	4,294
1.750% due 11/20/2002			8,900	8,878
1.745% due 12/17/2002			852	849
UBS Finance, Inc.
1.970% due 10/01/2002			2,594,200	2,594,200
1.750% due 11/13/2002			271,000	270,434
1.750% due 11/15/2002			20,400	20,355
1.750% due 12/18/2002			9,000	8,966
1.750% due 12/19/2002			9,200	9,165
USAA Capital Corp.
1.730% due 11/04/2002			4,500	4,493
Westpac Trust Securities NZ Ltd.
1.720% due 10/17/2002			100,000	99,924
1.760% due 10/21/2002			13,800	13,787
1.740% due 10/22/2002			29,200	29,170
1.755% due 10/22/2002			5,400	5,394
1.750% due 10/29/2002			80,000	79,891
1.750% due 11/04/2002			97,000	96,840
1.710% due 12/05/2002			12,700	12,660
1.750% due 12/05/2002			600	598
1.750% due 12/12/2002			17,700	17,638
				17,906,399
Repurchase Agreement 0.0%
Credit Suisse First Boston
1.850% due 10/01/2002			500	500
(Dated 09/30/2002. Collateralized by U.S. Treasury Bonds 8.000% due 11/15/2021 valued at $511. Repurchase proceeds are $500.)

U.S. Treasury Bills 1.2%
1.606% due 10/24/2002-12/19/2002	df		766,990	765,172
Total Short-Term Instruments				18,672,071
(Cost $18,699,810)

Total Investments			119.1%	$ 77,087,583
(Cost $76,927,592)

Written Options	h		(0.2%)	(133,590)
(Premiums $121,172)

Other Assets and Liabilities (Net)			(18.9%)	(12,247,498)

Net Assets			100.0%	$ 64,706,495
Notes to Schedule of Investments (amounts in thousands):

a Variable rate security. The rate listed is as of September 30, 2002.

b Security is in default.

c Restricted security.

d Securities are grouped by coupon or range of coupons and represent a range of maturities.

e Security, or a portion thereof, subject to financing transaction.

f Securities with an aggregate market value of $472,912 have been segregated with the custodian to cover margin requirements for the following open futures contracts at September 30, 2002:

				Unrealized
		# of		Appreciation/
Type		Contracts		(Depreciation)
Euro-Bobl 5 Year Note (12/2002)		65,561		$137,767
Euro-Bobl 10 Year Note (12/2002)		31,216		66,868
Euribor March Futures (03/2003)		27,766		73,638
Euribor June Futures (06/2003)		3,336		2,219
Euribor Options March Futures (03/2003)		28,397		4,533
Euribor Options June Futures (06/2003)		4,066		631
Euribor Options December Futures (12/2003)		4,070		444
Euribor Options December Futures (12/2003)		4,294		-36
U.S. Treasury 2 Year Note (12/2002)		31		50
U.S. Treasury 5 Year Note (12/2002)		315		754
U.S. Treasury 10 Year Note (12/2002)		91,312		321,685
U.S. Treasury 30 Year Note (12/2002)		7,488		28,061
Eurodollar June Futures (06/2003)		6,692		25,625
Eurodollar September Futures (09/2003)		24		186
				$662,425

g Principal amount of security is adjusted for inflation.

h Premiums received on written options:

	# of
Type	Contracts		Premium	Value

Put - OTC 3 Month LIBOR Interest Rate Swap
Strike @ 6.000 Exp. 10/19/2004	270,000,000		$ 11,001	$ 6,787

Call - OTC 3 Month LIBOR Interest Rate Swap
Strike @ 6.000 Exp. 10/19/2004	270,000,000		11,001	24,888

Put - OTC 3 Month LIBOR Interest Rate Swap
Strike @ 6.700 Exp. 11/02/2004	400,000,000		13,710	7,099

Call - OTC 3 Month LIBOR Interest Rate Swap
Strike @ 5.200 Exp. 11/02/2004	25,200,000		791	1,498

Put - OTC 3 Month LIBOR Interest Rate Swap
Strike @ 6.700 Exp. 11/02/2004	185,200,000		5,978	3,287

Put - OTC 3 Month LIBOR Interest Rate Swap
Strike @ 6.000 Exp. 10/19/2004	135,500,000		5,468	3,406

Call - OTC 3 Month LIBOR Interest Rate Swap
Strike @ 6.000 Exp. 10/19/2004	135,500,000		5,468	12,490

Put - OTC 3 Month LIBOR Interest Rate Swap
Strike @ 7.000 Exp. 01/07/2005	76,300,000		2,888	1,301

Call - OTC 3 Month LIBOR Interest Rate Swap
Strike @ 5.500 Exp. 01/07/2005	76,300,000		1,593	5,283

Call - OTC 3 Month LIBOR Interest Rate Swap
Strike @ 5.500 Exp. 01/07/2005	91,600,000		2,221	6,343

Put - OTC 3 Month LIBOR Interest Rate Swap
Strike @ 7.000 Exp. 01/07/2005	91,600,000		3,092	1,562

Call - CME Eurodollar June Futures
Strike @ 98.750 Exp. 06/16/2003	21,930		7,139	11,239

Put - CME Eurodollar June Futures
Strike @ 97.500 Exp. 06/16/2003	11,025		4,286	3,376

Put - CME Eurodollar June Futures
Strike @ 98.000 Exp. 06/16/2003	4,170		2,486	2,486

Put - CME Eurodollar December Futures
Strike @ 96.500 Exp. 12/16/2002	43,317		29,079	272

Call - CBOT U.S. Treasury Note December Futures
Strike @ 110.000 Exp. 11/23/2002	2,892		2,497	17,714

Call - CBOT U.S. Treasury Note December Futures
Strike @ 116.000 Exp. 11/23/2002	15,113		12,474	24,559
			$ 121,172	$ 133,590

i Foreign forward currency outstanding at September 30, 2002:

			Principal
			Amount
			Covered by	Settlement
Type	Currency		Contract	Month
Sell	C$		27,294	10/2002
Sell	EC		607,480	11/2002
Sell	JY		3,609,000	07/2003
Sell			3,604,597	12/2002
Sell	N$		56,333	10/2002

j Principal amount denoted in indicated currency:
	BP		British Pound
	C$		Canadian Dollar
	EC		Euro
	JY		Japanese Yen
	N$		New Zealand Dollar

k Swap agreements outstanding at September 30, 2002:

				Unrealized
			Notional	Appreciation/
Type			Amount	(Depreciation)
Receive a fixed rate equal to 6.000% and pay floating rate based on 6-month EC-LIBOR.

Broker: UBS - Warburg
Exp. 03/15/2032	EC		159,900	3,511

Receive a fixed rate equal to 6.000% and pay floating rate based on 6-month EC-LIBOR.

Broker: Goldman Sachs
Exp. 03/15/2017			660,700	7,045

Receive floating rate based on 6-month EC-LIBOR and pay a fixed rate equal to 5.000%.

Broker: J.P. Morgan Chase & Co.
Exp. 06/17/2012			13,000	(78)

Receive a fixed rate equal to 6.000% and pay floating rate based on 6-month EC-LIBOR.

Broker: J.P. Morgan Chase & Co.
Exp. 03/15/2032			243,700	6,715

Receive floating rate based on 6-month EC-LIBOR and pay a fixed rate equal to 5.000%.

Broker: CITIBANK N.A., London
Exp. 06/17/2012			7,300	(44)

Receive a fixed rate equal to 6.000% and pay floating rate based on 6-month EC-LIBOR.

Broker: J.P. Morgan Chase & Co.
Exp. 03/15/3017			62,000	756

Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.000%.

Broker: UBS - Warburg
Exp. 03/15/2032	BP		96,900	(2,787)

Receive floating rate based on 6-month EC-LIBOR and pay a fixed rate equal to 5.000%.

Broker: J.P. Morgan Chase & Co.
Exp. 03/15/2032	EC		134,100	(2,648)

Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.000%.

Broker: Goldman Sachs
Exp. 03/15/2017	BP		336,300	(351)

Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.000%.

Broker: J.P. Morgan Chase & Co.
Exp. 03/15/2017			38,100	(297)

Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.000%.

Broker: Morgan Stanley
Exp. 03/15/2017			5,800	49

Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.000%.

Broker:UBS - Warburg
Exp. 03/15/2017			77,300	(661)

Receive floating rate based on 6-month JY-LIBOR and pays fixed rate equal to 0.324%.

Broker: Goldman Sachs
Exp. 09/12/2007	JY		29,200,000	514

Receive floating rate based on 6-month JY-LIBOR and pays fixed rate equal to 0.323%.

Broker: UBS - Warburg
Exp. 09/12/2007			50,000,000	911

Receive floating rate based 6-month JY-LIBOR and pays a fixed rate equal to 0.390%.

Broker: Goldman Sachs
Exp. 06/18/2007			11,078,200	110

Receive floating rate based on 6-month JY-LIBOR and pays a fixed rate equal to 0.390%.

Broker: UBS - Warburg
Exp. 06/18/2007			25,000,000	271

Receive floating rate based on 6-month JY-LIBOR and pay a fixed rate equal to 0.213%.

Broker: Morgan Stanley
Exp. 05/17/2004			2,710,000	0

Receive floating rate based on 6-month JY-LIBOR and pay a fixed rate equal to 1.777%.

Broker: Goldman Sachs
Exp. 01/12/2011			3,734,100	(2,273)

Receive floating rate based on 6-month JY-LIBOR and pay a fixed rate equal to 1.771%.

Broker: Morgan Stanley
Exp. 01/11/2011			11,050,000	(6,687)

Receive floating rate based on 6-month JY-LIBOR and pay a fixed rate equal to 1.757%.

Broker: Merrill Lynch
Exp. 01/11/2011			10,000,000	(5,959)

Receive floating rate based on 6-month JY-LIBOR and pay a fixed rate equal to 2.340%.

Broker: Goldman Sachs
Exp. 10/07/2007			24,500,000	(19,697)

Receive floating rate based on 6-month JY-LIBOR and pay a fixed rate equal to 2.295%.

Broker: Goldman Sachs
Exp. 04/14/2008			580,000	(240)

Receive floating rate based on 6-month JY-LIBOR and pay a fixed rate equal to 1.670%.

Broker: Goldman Sachs
Exp. 05/18/2007			1,500,000	(685)

Receive floating rate based on 6-month JY-LIBOR and pay a fixed rate equal to 2.305%.

Broker: Goldman Sachs
Exp. 04/15/2008			377,000	(157)

Receive floating rate based on 6-month JY-LIBOR and pay a fixed rate equal to 0.200%.

Broker: J.P. Morgan Chase & Co.
Exp. 03/17/2003			1,050,000	0

Receive floating rate based on 3-month LIBOR plus 0.160% and pay a fixed rate equal to 0.426%

Broker: Lehman Brothers, Inc.
Exp. 04/19/2005			$13,033	1,884

Receive floating rate based on 3-month LIBOR PLUS 0.500% and pay a fixed rate equal to 7.600%.

Broker: Lehman Brothers, Inc.
Exp. 07/15/2003			35,000	(1,476)

Receive floating rate based on 3-month LIBOR and pay a fixed rate equal to 6.000%.

Broker: Lehman Brothers, Inc.
Exp. 6/15/2011			3,600	4

Pay total return on Lehman Brothers Intermediate Government Bond Index and receive floating rate based on 1-month LIBOR less 0.250%.

Broker: Lehman Brothers, Inc.
Exp. 10/01/2002			21,400	0

Receive floating rate based on 3-month LIBOR and pay a fixed rate equal to 6.000%.

Broker: Bank of America
Exp. 12/18/2012			496,900	(46,497)

Receive a fixed rate equal to 6.000% and pay floating rate based on 3-month LIBOR.

Broker: Bank of America
Exp. 12/18/2007			10,000	137

Receive floating rate based on 3-month LIBOR and pay a fixed rate equal to 6.000%.

Broker: Morgan Stanley
Exp. 12/18/2012			154,900	(13,787)

Receive floating rate based on 3-month LIBOR and pay a fixed rate equal to 6.000%.

Broker: Goldman Sachs
Exp. 12/18/2012			728,900	(61,506)

Receive floating rate based on 3-month LIBOR and pay a fixed rate equal to 6.000%.

Broker: Lehman Brothers, Inc.
Exp. 12/18/2012			216,600	(19,263)

Receive floating rate based on 3-month LIBOR and pay a fixed rate equal to 6.000%.

Broker: J.P. Morgan Chase & Co.
Exp. 12/18/2012			757,000	(69,769)

Receive a fixed rate equal to 0.650% and the Fund will pay to counterparty at par in the event of default of Niagara Mohawk Power Corp. 7.750% due 10/01/2008,

Broker: Lehman Brothers, Inc.
Exp. 12/31/2004			50,000	5

Receive a fixed rate equal to 0.400% and the Fund will pay to the counterparty at par in the event of default of Time Warner, Inc. 7.400% due 02/01/2004.

Broker: Goldman Sachs
Exp. 11/10/2002			20,000	(154)

Receive a fixed rate equal to .510% and the Fed will pay to the counterparty at par in the event of default of Time Warner, Inc. 7.750% due 06/15/2005.

Broker: Lehman Brothers, Inc.
Exp. 01/25/2005			10,000	(343)

Receive a fixed rate equal to 0.250% and the Fund will pay to the counterparty at par in the event of default of Wisconsin Electric Power 6.625% due 11/16/2006.

Broker: Lehman Brothers, Inc.
Exp. 04/18/2003			25,000	(37)

Receive a fixed rate equal to 0.850% and the Fund will pay to the counterparty at par in the event of default of Verizon Global Funding Corp. 0.000% due 05/15/2021.

Broker: Lehman Brothers, Inc.
Exp. 06/15/2004			21,500	(932)

Received a fixed rate equal to 0.840% and the Fund will pay to the counterparty at par in the event of default of Verizon Global Funding Corp. 6.750% due 12/01/2005.

Broker: Goldman Sachs
Exp. 06/15/2004			100,000	(4,211)

Receive a fixed rate equal to 0.850% and the Fund will pay to the counterparty at par in the event of default of Verizon Global Funding Corp. 6.750% due 12/01/2005.

Broker: J.P. Morgan Chase & Co.
Exp. 06/12/2004			100,000	(4,705)

Receive a fixed rate equal to 1.650% and the Fund will pay to the counterparty at par in the event of default of United Mexican States 9.750% due 04/06/2005.

Broker: Credit Suisee First Boston
Exp. 05/23/2003			50,000	168

Receive a fixed rate equal to 0.850% and the Fund will pay to the counterparty at par in the event of default of Tyco International Group SA 0.000% due 02/12/2021.

Broker: Merrill Lynch
Exp. 02/12/2003			25,000	(797)

Receive a fixed rate equal to 0.900% and the Fund will pay to the counterparty at par in the event of default of Verizon Global Funding Corp. 0.000% due 05/15/2021.

Broker: J.P. Morgan Chase & Co.
Exp. 06/15/2004			50,000	(2,327)

Receive a fixed rate equal to 0.625% and the Fund will pay to the counterparty at par in the event of default of Phillip Morris Cos., Inc. 7.000% due 07/15/2005.

Broker: J.P. Morgan Chase & Co.
Exp. 07/17/2003			50,000	(512)

Receive a fixed rate equal to 0.625% and the Fund will pay to the counterparty at par in the event of default of Phillip Morris Cos., Inc. 7.650% due 07/01/2008.

Broker: Credit Suisee First Boston
Exp. 07/17/2003			100,000	(980)

Receive a fixed rate equal to 0.400% and the Fund will pay to the counterparty at par in the event of default of National Rural Utilities Cooperative Finance Corp. 5.750% due 12/01/2008.

Broker: Lehman Brothers, Inc.
Exp. 09/01/2003			76,500	(1,365)

Receive a fixed rate equal to 0.460% and the Fund will pay to the counterparty at par in the event of default of Vodafone Group PLC 7.750% due 02/15/2010.

Broker: Lehman Brothers, Inc.
Exp. 09/10/2003			68,500	(597)

Receive a fixed rate equal to 1.160% and the Fund will pay to the counterparty at par in the event of default of United Mexican States 9.750% due 04/06/2005.

Broker: Credit Suisee First Boston
Exp. 12/17/2002			50,000	49

Receive a fixed rate equal to 0.215% and the Fund will pay to the counterparty at par in the event of default of Freddie Mac 5.750% due 04/15/2008.

Broker: Morgan Stanley
Exp. 02/26/2007			103,300	(956)

Receive a fixed rate equal to 1.150% and the Fund will pay to the counterparty at par in the event of default of Republic of Panama 9.625% due 02/08/2011.

Broker: Goldman Sachs
Exp. 04/23/2003			13,500	(9)

Receive a fixed rate equal to 0.900% and the Fund will pay to the counterparty at par in the event of default of Republic of South Africa 9.125% due 05/19/2009.

Broker: Goldman Sachs
Exp. 04/23/2003			10,000	(6)

Receive a fixed rate equal to 1.050% and the Fund will pay to the counterparty at par in the event of default of Republic of Bulgaria 2.688% due 07/28/2011.

Broker: J.P. Morgan Chase & Co.
Exp. 10/23/2003			15,000	(39)

Receive a fixed rate equal to 9.125% and the Fund will pay to the counterparty at par in the event of default of Republic of Peru 9.125% due 02/21/2012.

Broker: Morgan Stanley
Exp. 06/03/2003			15,000	2

Receive a fixed rate equal to 1.200% and the Fund will pay to the counterparty at par in the event of default of Republic of Panama 9.625% due 020/8/2011

Broker: Credit Suisee First Boston
Exp. 06/03/2003			5,000	(18)

Receive a fixed rate equal to 2.000% and the Fund will pay to the counterparty at par in the event of default of Deutsche Telekom International Finance BV 5.250% due 05/20/2008.

Broker: CITIBANK N.A., London
Exp. 06/06/2003			25,000	3

Receive a fixed rate equal to 1.950% and the Fund will pay to the counterparty at par in the event of default of Deutsche Telekom International Finance BV 5.250% due 5/20/2008.

Broker: Goldman Sachs
Exp. 06/05/2003			25,000	3

Receive a fixed rate equal to 3.500% and the Fund will pay to the counterparty at par in the event of default of France Telecom SA 5.750% due 04/25/2007.

Broker: Goldman Sachs
Exp. 06/05/2003			25,000	3

Receive a fixed rate equal to 7.750% and the Fund will pay to the counterparty at par in the event of default of CIT Group, Inc. 7.625% due 08/16/2005.

Broker: J.P. Morgan Chase & Co.
Exp. 06/19/2003			30,000	(52)

Receive a fixed rate equal to 7.000% and the Fund will pay to the counterparty at par in the event of default of Sprint Capital Corp. 6.000% due 01/15/2007.

Broker: Merrill Lynch
Exp. 04/04/2003			4,000	(109)

Receive a fixed rate equal to 1.550% and the Fund will pay to the counterparty at par in the event of default of Household Finance Corp. 6.375% due 10/15/2011.

Broker: Morgan Stanley
Exp. 05/28/2004			25,000	(825)

Receive a fixed rate equa to 1.900% and the Fund will pay to the counterparty at part in the event of default Ford Motor Credit Co. 7.250% due 10/25/2011.

Broker: ABN AMRO Bank N.V.
Exp. 02/13/2003			25,000	3

Receive a fixed rate equal to 1.300% and the Fund will pay to the counterparty at par in the event of default of General Motors Acceptance Corp. 6.000% due 04/01/2011.

Broker: ABN AMRO Bank N.V.
Exp. 01/20/2004			25,000	3

Receive a fixed rate equal to 1.050% and the Fund will pay to the counterparty at par in the event of default of DaimlerChrysler North America Holding Corp 7.300% due 01/15/2012.

Broker: ABN AMRO Bank N.V.
Exp. 08/16/2004			25,000	3

Receive a fixed rate equal to 1.260% and the Fund will pay to the counterparty at par in the event of default of National Rural Utilities Cooperative Finance Corp. 7.250% due 03/01/2012.

Broker: UBS - Warburg
Exp. 04/26/2004			25,000	(433)

Receive a fixed rate equal to 0.400% and the Fund will pay to the counterparty at par in the event of default of AIG SunAmerica Global Finance XII 5.300% due 05/30/2007.

Broker: ABN AMRO Bank N.V.
Exp. 09/18/2003			25,000	3

Receive a fixed rate equal to 0.440% and the Fund will pay to the counterparty at par in the event of default of General Electric Capital Corp. 5.000% due 06/15/2007.

Broker: Credit Suisee First Boston
Exp. 09/18/2003			25,000	3

Receive a fixed rate equal to 0.440% and the Fund will pay to the counterparty at par in the event of default of General Electric Capital Corp. 5.875% due 02/15/2012.

Broker: Credit Suisee First Boston
Exp. 09/23/2003			50,000	5

				(252,109)

l Subsequent to September 30, 2002, the issuer declared bankruptcy.

2. CONDITIONS OF THE FUND
(A) Statements of Net Assets
(As of September 30, 2002)

(Amounts in thousands, except per share amounts)		A.US Dollar		B.Yen
I	Aggregate Amount of Assets	80,167,083		9,876,584,626
II	Aggregate Amount of Liabilities	15,460,588		1,904,744,442
III	Aggregate Amount of Net Assets (I - II)	Inst. Admin. A. B. C. D. Total	39,433,547 12,343,651 6,478,845 2,362,781 2,926,926 1,160,745 64,706,495	Inst. Admin. A. B. C. D. Total	4,858,212,990 1,520,737,803 798,193,704 291,094,619 360,597,283 143,003,784 7,971,840,184
IV	Quantity of Outstanding Shares	Inst. Admin. A. B. C. D.		3,625,513 1,134,878 595,665 217,234 269,101 106,719
V	Net Asset Value per Share(III / IV)	Inst. Admin. A. B. C. D.	$ 10.88 $10.88 $ 10.88 $ 10.88 $ 10.88 $ 10.88	Inst. Admin. A. B. C. D.	1,340 1,340 1,340 1,340 1,340 1,340

(B)	Names of Major Investment Portfolios (Top 30 Names)
Major investment portfolios of the Fund are debt securities. The thirty largest portfolio investments in debt securities are as follows:

                                                                                                                                            II. (As of September 30, 2002)

Rank	Name	Interest rate (% per annum)	Redemption date
1	Fannie Mae	6.000	2017/10/21
2	Fannie Mae	5.500	2017/10/21
3	UBS Finance, Inc.	1.970	2002/10/01
4	Freddie Mac	1.870	2002/10/01
5	Federal Home Loan Bank	1.850	2002/10/01
6	Government National Mortgage Association	7.000	2032/10/23
7	U.S. Treasury Bonds	7.500	2016/11/15
8	Republic of Germany	5.250	2008/01/04
9	Government National Mortgage Association	6.500	2032/10/23
10	Republic of Germany	5.000	2006/02/17
11	AT&T Corp.	3.720	2003/04/18
12	Fannie Mae	1.715	2002/10/30
13	TotalFinaElf SA	1.970	2002/10/01
14	Rabobank Nederland NV	1.920	2002/10/01
15	Republic of Germany	4.500	2007/08/17
16	General Motors Acceptance Corp.	2.580	2004/01/20
17	DG Funding Trust	4.105	2049/12/29
18	Federal Home Loan Bank	1.700	2002/10/30
19	Republic of Germany	6.000	2006/01/05
20	U.S. Treasury Bonds	7.250	2016/05/15
21	Washington Mutual Mortgage Securities Corp.	5.240	2032/10/25
22	Freddie Mac	1.860	2002/10/01
23	Bear Stearns Adjustable Rate Mortgage Trust	6.299	2032/01/25
24	Racers	2.056	2003/03/03
25	Ford Motor Credit Co.	1.877	2003/02/13
26	UBS Finance, Inc.	1.750	2002/11/13
27	Federal Home Loan Bank	1.670	2002/11/01
28	Sprint Capital Corp.	8.375	2012/03/15
29	France Telecom SA	4.576	2003/03/14
30	Republic of Germany	6.500	2027/07/04

The acquisition costs, principal amounts, values, countries and investment ratios of the thirty largest portfolio investments in debt securities specified above are as follows:

Rank	Acquisition Cost (U.S. Dollar)	Principal Amount (U.S. Dollar)	Value (U.S. Dollar)	Country	Investment Ratio %
1	5,221,355,028.13	5,046,070,000	5,238,476,649.10	U.S.	8.10%
2	2,945,612,817.19	2,895,110,000	2,980,168,331.80	U.S.	4.61%
3	2,594,200,000.00	2,594,200,000	2,594,200,000.00	U.S.	4.01%
4	2,300,000,000.00	2,300,000,000	2,300,000,000.00	U.S.	3.55%
5	1,327,000,000.00	1,327,000,000	1,327,000,000.00	U.S.	2.05%
6	1,224,739,973.45	1,168,140,000	1,226,184,876.60	U.S.	1.89%
7	1,197,934,568.00	905,286,000	1,200,494,332.88	U.S.	1.86%
8	757,575,154.73	735,700,000	781,584,460.76	Germany	1.21%
9	712,236,914.09	683,080,000	711,899,145.20	U.S.	1.10%
10	470,777,134.82	505,000,000	524,518,475.33	Germany	0.81%
11	489,741,341.67	491,000,000	462,074,748.10	U.S.	0.71%
12	438,992,680.38	439,600,000	438,992,680.38	U.S.	0.68%
13	438,700,000.00	438,700,000	438,700,000.00	U.S.	0.68%
14	419,500,000.00	419,500,000	419,499,997.13	U.S.	0.65%
15	397,427,621.66	400,000,000	410,914,229.81	Germany	0.64%
16	390,237,625.01	390,435,000	383,372,030.85	U.S.	0.59%
17	352,534,834.02	35,250	363,075,000.00	U.S.	0.56%
18	323,056,984.73	323,500,000	323,056,984.73	U.S.	0.50%
19	303,444,166.21	293,300,000	313,186,858.26	Germany	0.48%
20	307,772,019.35	237,185,000	308,025,518.32	U.S.	0.48%
21	300,734,532.71	296,654,144	303,378,640.67	U.S.	0.47%
22	299,500,000.00	299,500,000	299,499,998.80	U.S.	0.46%
23	292,499,137.74	285,987,919	289,675,705.04	U.S.	0.45%
24	282,400,000.00	282,400,000	282,529,904.00	U.S.	0.44%
25	275,987,916.15	276,185,000	273,094,489.85	U.S.	0.42%
26	270,433,534.71	271,000,000	270,433,534.71	U.S.	0.42%
27	249,640,486.10	250,000,000	249,640,486.10	U.S.	0.39%
28	344,559,064.96	350,225,000	245,132,283.80	U.S.	0.38%
29	246,920,667.40	247,905,000	244,740,244.77	U.S.	0.38%
30	240,770,291.61	200,000,000	241,429,404.38	Germany	0.37%

III.	MISCELLANEOUS
(1)	The ornamental design is used in, and the following terms are added to, the cover page of the Japanese Prospectus:
	(a)	"US Jurisdiction Open-Ended Contractual Type Foreign Investment Fund (denominated in the US dollar)";
	(b)	"Monthly Distribution Type";
	(c)	"PIMCO FUNDS - PIMCO Total Return Fund" (in Japanese);
	(d)	"PIMCO FUNDS - PIMCO Total Return Fund" (in English);
	(e)	"Investment Advisor and Administrator: Pacific Investment Management Company LLC"; and
	(f)	"For purchase, contact: Nikko Cordial".
(2)

Summarized Preliminary Prospectus will be used. Attached document (Summarized Preliminary Prospectus) will be used pursuant to the below, as the document (Summarized Preliminary Prospectus) as set forth at Item 1.(1)(b), of Article 12 of the Ordinance of the Cabinet Office Concerning the Disclosure of the Content, etc. of the Specified Securities.

	(a)	The content of the summarized Preliminary Prospectus may be publicized by leaflets, pamphlets, direct mails (post cards and mail in envelopes) or at newspapers, magazines and other books.
	(b)	The layout, quality of papers, printing color, design etc. of the Summarized Preliminary Prospectus may vary depending on manner of usage. Photos and illustrations may be used.
(c)

Information on the Fund's performance, the changes in the net asset value per Share, the breakdown of the portfolios classified by rating, a part of the client lists and the fluctuation rates since the establishment of the Fund or for other periods may be set out in the figures or graphs. Such information regarding the Fund's achievement may be converted into and presented in yen.

(d)

An example of dividend receivable corresponding to a certain amount of purchase may be mentioned on the basis of historical performance of the Fund. Such amount of dividend and purchase may be converted into and presented in Japanese yen.

(e)

An example of delivery amount corresponding to a certain number of shares applied may be mentioned on the basis of the historical Net Asset Value. Such amount of delivery may be described converted into and presented in Japanese yen.

(3)	The following will be included in the reverse side of the cover page of the Japanese Prospectus:

" The main objects of investment of the Fund are public/corporate bonds and securities denominated in foreign currencies. The value of an investment may decrease below investment capital because of fluctuations of the value of the Fund's portfolio investments, foreign exchange rates, interest rates and currency value. The value of an investment may also decrease below investment capital because of change of the net asset value of the Fund resulting from changes of management and financial conditions of the issuers of the Fund's portfolio securities, and consequent changes of external evaluations of the issuers. Since the net asset value of shares of the Fund is denominated in a foreign currency, the investment value to be received in Japanese Yen may be affected by the fluctuation of foreign exchange rates. Accordingly, the investment capital shall not be guaranteed with respect to an investment in the Fund.

Shares of the Fund can be repurchased only on particular dates in principle."
(4)	"Summary of the Prospectus" set forth below will be included at the beginning of the Prospectus:

Summary of the Prospectus

PIMCO Funds -

PIMCO Total Return Fund

The information below is a brief summary of the Prospectus provided in order to help investors understand the Fund. For more details, please refer to the Prospectus.

Form of the Fund	Open-ended Investment Fund established in the United States (USD denominated)
Features

The objective of the Fund is to seek maximum total return, consistent with preservation of capital and prudent investment management, Total return consists of income earned on the Fund's investments, plus capital appreciation, if any. Income gains are normally to be distributed to Shareholders on a monthly basis, and net realized capital gains (if any) from the sale of portfolio investments will also be distributed once yearly.

Primary Investments	Fixed income securities such as US Government securities, corporate debt and mortgage-related and other asset-backed securities
Reference Index	Lehman Brothers Aggregate Bond Index
Investment Restriction	It may invest up to 10% of its net assets in high yield securities rated B or higher. It may invest up to 20% of its net assets in securities denominated in currencies other than USD.
Risks	The Net Asset Value of the Fund varies depending on the changes of the values of its portfolio investments, etc. There is no guarantee that the invested amount will be protected.
Life	Potentially Unlimited
Accounting Year	Closed on March 31, each year
Distributions

Any income will be calculated each month and be distributed normally on the third business day of the next month.

Any capital gains arising from the sale of investments will be distributed on an annual basis. The date of payment will change each year. No distribution will be made in case there are no capital gains. The dividend will be paid in USD.

Issue Price	The Net Asset Value per Share calculated on the Fund Business Day when the application for subscription is received.
Repurchase Requests

[  ] The shareholders can request for repurchase of their Shares on a monthly basis.

[  ] The repurchase of Shares may be entrusted to the Handling Securities Company during the period of five business days in Japan prior to the last Fund Business Day in each month.

[  ] The repurchase price is equal to the Net Asset Value per Share on the last Fund Business Day of the month.

[  ] The settlement date in Japan is on the fourth business day in Japan after the last Fund Business Day of the month.

Purchases	Minimum subscription of Shares is 100 shares and in integral multiples of 10 Shares (both for the initial subscription and for any subsequent subscription).
Sales Charge

[  ] No fee is charged upon purchasing Shares of the Fund.

[  ] However, a Sales Charge will be payable monthly at a rate equal to 0.15% of the Net Asset Value per Share in equal monthly installments from 3 to 24 times, depending on the number of Shares to which the investor subscribes. (For more details, please refer to the table below.)

[  ] The amount of the Sales Charge may fluctuate each month.

[  ] If repurchase is requested before the full amount of Sales Charge applicable to the shareholder is deducted, the remaining amount of the Sales Charge after subtracting the amount already paid will be deducted from the repurchase amount. (The remaining amount of the Sales Charge will be calculated based on the Net Asset Value determined on the date of the request for repurchase).

[  ] If no dividend is paid in any month or the amount of the dividend is less than the amount of the Sales Charge of the applicable month so that the relevant Sales Charge of the month is not paid, it will be charged in or after the next month.

	Number of Shares Applied per Transaction	Rate of Sales Charge
	Less than 100,000 Shares	0.15%x24 times=3.60%
	Less than 500,000 Shares	0.15%x16 times=2.40%
	Less than 1,000,000 Shares	0.15%x10 times=1.50%
	Less than 5,000,000 Shares	0.15%x6 times=0.90%
	5,000,000 Shares or more	0.15%x3 times=0.45%
Discount of Sales Charge when switched from the amount of the funds liquidated	Not applicable
Annual Management Fees, etc.

The annual expense ratio of the Fund was 0.68% of the average total net assets. The annual expenses consist of Advisory fee (0.25% of average annual net assets), 12b-1 (service) fee (0.25% of the average annual net assets) and administrative fees (0.18% of average annual net assets). For more details, please refer to Q6.

Management Policy of the Fund

Long Term Prospects for Economics

The Investment Adviser of the Fund, Pacific Investment Management Company LLC (PIMCO), holds a one-week conference in May every year, where all investment professionals of PIMCO gather to exchange ideas and forecast long term economic trends. The issues their forecast is based on range from the major political issues in the world to the changes in population figures and in social structures. Based on PIMCO's economic outlook, they estimate interest rate and exchange rate and accordingly determine an outline of investment strategies. In addition, they adjust strategy plans, if necessary, when they change their estimated short-term inflation rate and GDP for six months to one year ahead every quarter.

Various Sources of Income

The Fund does not rely on a particular strategy but seeks its objective by allocating risks on various types of instruments that are appropriate for investment. PIMCO does not unnecessarily extend funds' maturity dates, focus on bonds with good yield but without credit, nor bias on certain kinds of bonds. PIMCO's aim is to steadily perform well by devising duration, diversified investment, and yield curve management.

Emphasis on Diversified Investment and Credit Quality

The size of the Fund is one of the biggest in the world. It invests in various types of instruments and seeks to diversify bond types, issuers and names. The Fund mainly invests in bonds of investment grades or higher. Since the inception of the Administrative Class shares of the Fund in September 1994, the average rating of the holdings of its portfolio has been higher than AA, and more than 50% of its holdings has consisted of high quality names rated AAA. The Fund's maximum exposure to high-yield bonds, whose credit ratings are BB or lower, is no greater than 10%.

Guidance (Q&A)

Q.1 How can I Purchase Shares of the Fund?

Any potential shareholders can buy shares of the Fund at any branch of Nikko Cordial.

The minimum investment of Shares is 100 and in integral multiples of 10 Shares for the initial subscription and the same for any subsequent subscription.

The application for purchase is accepted on the business days of Nikko Cordial that are also Fund Business Days.

Q.2 What is a Fund Business Day?

A "Fund Business Day" means a day on which the New York Stock Exchange is open for business. (For more details, please contact Nikko Cordial.)

Q.3 Are there any Sales Charges?

[  ] A Sales Charge will be deducted from dividends to be paid each month.

[  ] There is no Sales Charge upon purchasing the Shares of the Fund.

[  ] The investor shall pay a monthly Sales Charge equal to 0.15% of the net asset value per Share (determine on the last Fund Business Day in each month in respect of which the relevant dividend is calculated) and consumption tax chargeable to the Sales Charge. The Sales Charge is deducted upon payment of the monthly dividend, and will be deducted for a period of at least 3 up to 24 times, depending on the number of Shares to which the investor subscribes, beginning two months after the month in which the application for purchase is made, and thereafter as follows:
Number of Shares Applied per Transaction	Rate of Sales Charge
Less than 100,000 Shares	0.15%x24 times = 3.60%
Less than 500,000 Shares	0.15%x16 times = 2.40%
Less than 1,000,000 Shares	0.15%x10 times = 1.50%
Less than 5,000,000 Shares	0.15%x6 times = 0.90%
5,000,000 Shares or more	0.15%x3 times = 0.45%

[  ]If the request for repurchase is made before all the Sales Charges as referred to in the above table are fully paid then the unpaid Sales Charges, which were not previously paid out by setting off against the dividend, will be deducted from the repurchase proceeds. In such case, such unpaid Sales Charge will be calculated based on the Net Asset Value per Share on the date of the relevant request for repurchase (which is the last Fund Business Day in the relevant month).

ex.) If you repurchase at the end of a month in which you have completed 10 monthly installments of sales charges out of 24 such installments, the following amount will be deducted from the repurchase amount according to the formula below.

(The Net Asset Value on the date of the relevant request for repurchase) X 0.15 X (the number of the installments left to be payable<14 in this case>) X 1.05.

[  ] If (i) no dividend is paid in any month or (ii) the amount of any dividend to be paid in any month is less than the amount of the Sales Charge payable with respect to such month, then the relevant Sales Charge with respect to such month shall not be paid in such month, but shall be payable in or after the next month.

Q.4 How Long is the Life of the Fund?

The life of the Fund is potentially unlimited, although the Shares may be repurchased monthly. See Q.7 for details.

Q.5 Is there Any Dividend Payable to Shareholders?

There are two kinds of dividends receivable to the shareholders; one arising from investment income and the other one from capital gains.

1.    Any investment income will be calculated each month and be distributed on the third business day of the next month in Japan.

2.    A Sales Charge of the Fund and consumption tax will be deducted from the monthly distributions.

3.    Any capital gains arising from the sale of investments will be distributed on an annual basis.

Q.6 Do I need to pay for any expenses?

[  ] Sales Charge and consumption tax chargeable to the Sales Charge will be deducted from dividend receivable each month. (For more details, please refer to Q-3.)

[  ] Other than the Sales Charge, the annual fees, as below will be charged (based on the fiscal year ended March 31, 2002) .

            1. Advisory fees (to the Investment Advisor) 0.25[  ]
            2. 12b-1 (service) fees 0.25[  ]
            3. Other expenses* 0.18[  ]
Total Fund operating expenses 0.68[  ]

*Other expenses as above consist of an administrative fee of 0.18%.

Q.7 Please tell me about repurchase of shares in Japan.

[  ] The shareholders can request for repurchase of their shares on a monthly basis.

[  ] Shareholders may entrust the repurchase (as of the last Fund Business Day in each month) with Nikko Cordial during the period of five business days on and prior to the last Fund Business Day in each month.

[  ] The Fund may suspend shareholders' right of repurchase, or postpone payment when trading on the Exchange is restricted or during any emergency which makes it impracticable for the Fund to dispose of its securities.

[  ] The repurchase order can be received for 1 share and in integral multiples of 1 share.

[  ] The settlement is usually made on the fourth business day after the last Fund Business Day of each month.

[  ] The repurchase price is equal to the Net Asset Value per Share on the last Fund Business Day of each month.

[  ] The repurchase proceeds will be calculated by multiplying the Net Asset Value determined on the last Fund Business Day by the number of shares.

[  ] If all or any part of the Sales Charge is not yet paid when the request for repurchase is made, then the unpaid Sales Charge shall be deducted from the repurchase price. (For more details, please refer to Q-3)

Q.8 What risks may affect NAV or yield of the Fund?

The Fund will mainly invest in USD denominated instruments. In general, the prices of bonds may go up or down due to fluctuations of interest rates and changes in international politics and economic affairs. They may decline significantly in value when the issuers go bankrupt or demand for the issuer's goods or services is reduced. Therefore, there is no guarantee that the principal of the Fund will be maintained.

In addition to the fluctuation of the Fund's net asset value per share, Japanese investors are subject to fluctuation of foreign exchange rates when purchasing Shares in Yen and when converting repurchase proceeds to Yen.

Repurchase requests are effective on a specific day of each month in principle.

Other risks not mentioned here are described in the Prospectus in detail.

Q.9 Do you send us any report to let us know how you manage the Fund on a regular basis?

In accordance with the Japanese Law in relation to investment trusts, the Nikko Cordial branch with which you have your account will send investment reports containing information such as performance and assets of the Fund and schedules of the securities held in the portfolio to your registered address. (You can also obtain investment reports at any branch of Nikko Cordial.)

If you would like to know the Net Asset Value of the Fund, please contact Nikko Cordial.

Q.10 Foreign Exchange Rate

1.    The rate applicable upon subscription in Japan

The subscription amount of Shares shall be calculated based on the exchange rate quoted by Nikko Cordial on the Trade Day of the subscription (normally the day after the subscription request is accepted).

2.    The rate applicable upon repurchase in Japan

The repurchased amount of Shares shall be calculated based on the exchange rate quoted by Nikko Cordial on the Trade Day of the repurchase (normally the day after the last Fund Business Day each month).

Q.11 Please Tell Me about Tax Treatment of Shareholders

*As of December 2002

(1) Taxation on the distributions made by the Fund

1. The distributions to be made by the Fund to individual shareholders will be subject to separate taxation from other income (i.e. withholding of income tax at the rate of 15% and withholding of local taxes at the rate of 5%).

2. The distributions to be made by the Fund to corporate shareholders will be subject to withholding of income tax at the rate of 15% and to withholding of local taxes at the rate of 5%. In certain cases, the Handling Securities Companies (such as Nikko Cordial) will prepare a report concerning distributions and file such report with the Japanese tax authorities.

3. Corporate shareholders should declare the distribution upon taxation.

4. Distributions from income gains and short-term capital gains will be, in principle, subject to withholding of U.S. federal income tax at the rate of 15%. The distributions to be made to Japanese shareholders will be subject to separate withholdings of income tax at the rate of 15% and local taxes at the rate of 5%. Only the difference between the amount withheld in Japan and the amount withheld in the U.S. will be collected in Japan.

(2) Taxation on gain and loss

1. Individual shareholders are not subject to taxation.

2. For corporate shareholders, any gain or loss by the sale of securities is liable to taxation.

IV. SUMMARY OF INFORMATION CONCERNING FOREIGN INVESTMENT FUND BENEFICIAL SECURITIES

1. Transfer of the Shares

The transfer agent for the Shares is as follows:

Agent: National Financial Data Services

Address: 330 W, 9th Street, 4th Floor, Kansas City, MO 64105, U.S.A.

Because shareholders in Japan are required to entrust the custody of a global certificate representing their Shares and to register their Shares in the name of Nikko Cordial, they may not register their Shares in their own name directly. No fee is chargeable for the transfer of Shares.

2. The Closing Period of the Shareholders' Book

No provision is made.

3. Shareholders' Meeting

There are no annual shareholders' meetings. Special shareholders' meeting may be held whenever ordered by the Trustees or requested in writing by the holder or holders of at least one-tenth of the outstanding shares of the Trust for the purpose of considering the removal of a Trustee.

4. Special Privilege to Shareholders, Restriction on Transfer

No special privilege is granted to shareholders.

The acquisition of Shares by any person may be restricted.

PART III. SPECIAL INFORMATION

I. OUTLINE OF THE TRUST AND ADMINISTRATOR

1. OUTLINE OF THE TRUST AND ADMINISTRATOR

A. Trust

(A) Amount of Capital

Not applicable.

(B) Structure of the management of the Trust

9; The Trustees are responsible for generally overseeing the conduct of the Trust's business. The Amended and Restated Declaration of Trust provides that they shall have all powers necessary, proper or desirable to promote the interests of the Trust. The number of Trustees is fixed by the Trustees and may not be less than one nor more than fifteen. Trustees are elected by the shareholders, except that, in the event of a vacancy on the board, a Trustee may be appointed by the Trustees. At any meeting called for the purpose or by declaration in writing, a Trustee may be removed by vote of two-thirds of the outstanding shares of the Trust. Each Trustee shall serve until he or she retires, resigns, is removed, or dies, or until such time as less than a majority of Trustees holding office have been elected by shareholders, and thereafter until the holding of a shareholders' meeting for the election of Trustees.

9; The Trustees of the Trust are authorized by the Amended and Restated Declaration of Trust to issue shares of the Trust in one or more series with variations in relative rights and preferences as fixed and determined by the Trustees. The Trustees may amend the Amended and Restated Declaration of Trust, at any time and from time to time, in such manner as the Trustees may determine in their sole discretion to add to, delete, replace or otherwise modify any provisions relating to the shares contained in the Amended and Restated Declaration of Trust, provided that shareholder approval of such action shall be obtained to the extent required by the 1940 Act, as amended from time to time, or other applicable law.

9; Under the Amended and Restated Declaration of Trust the shareholders shall have power, as and to the extent provided therein, to vote only (i) for the election of Trustees, to the extent provided therein (ii) for the removal of Trustees, to the extent provided therein (iii) with respect to any investment advisory contract, to the extent provided therein (iv) with respect to termination of the Trust, to the extent provided therein (v) with respect to incorporation of the Trust to the extent provided therein, (vi) with respect to certain amendments of the Amended and Restated Declaration of Trust, to the extent provided therein, (vii) to the same extent as the stockholders of a Massachusetts business corporation as to whether or not a court action, proceeding, or claim should or should not be brought or maintained derivatively or as a class action on behalf of the Trust or the shareholders, and (viii) with respect to such additional matters relating to the Trust as may be required by the Amended and Restated Declaration of Trust, the By-laws of the Trust, or any registration of the Trust with the SEC (or any successor agency) or as the Trustees may consider necessary or desirable. Certain of the foregoing actions may, in addition, be taken by the Trustees without vote of the shareholders of the Trust.

9; Each share of the Fund shall be entitled to one vote (or fraction thereof in respect of a fractional share) on matters on which such shares of the Fund shall be entitled to vote. Shareholders of each series shall vote separately as a class on any matter, except, consistent with the 1940 Act, as amended from time to time, and the rules and the Trust's registration statement thereunder, with respect to (i) the election of Trustees, (ii) any amendment of the Amended and Restated Declaration of Trust, unless the amendment affects fewer than all classes of shares, in which case only shareholders of the affected classes shall vote, and (iii) ratification of the selection of auditors, and except when the Trustees have determined that the matter affects only the interests of shareholders of a particular class of shares, in which case only the shareholders of such class shall be entitled to vote thereon. In each case of separate voting, the Trustees shall determine whether, for the matter to be effectively acted upon within the meaning of Rule 18f-2 under the 1940 Act (or any successor rule) as to a series or class, the applicable percentage (as specified in the Amended and Restated Declaration of Trust, or the 1940 Act and the rules thereunder) of the shares of that series or class alone must be voted in favor of the matter, or whether the favorable vote of such applicable percentage of the shares of each series or class entitled to vote on the matter is required. There is no cumulative voting.

9; Meetings of shareholders shall be held whenever ordered in writing or by resolution of a majority of the Trustees. Written notice of any meeting of shareholders must be given by mailing the notice at least ten days before the meeting. A majority of shares entitled to vote on a particular matter is a quorum for the transaction of business on that matter at a shareholders' meeting, except that, where any provision of law or of the Amended and Restated Declaration of Trust permits or requires that holders of any series or class vote as an individual series or class, then a majority of the aggregate number of shares of that series or class entitled to vote are necessary to constitute a quorum for the transaction of business by that series or class. For the purpose of determining the shareholders of any class or series of shares who are entitled to vote or act at any meeting, or who are entitled to receive payment of any dividend or other distribution, the Trustees are authorized to fix record dates, which may not be more than 60 days before the date of any meeting of shareholders or distribution or other action, except for dividend payments.

9; The Trustees are authorized by the Amended and Restated Declaration of Trust to adopt Bylaws not inconsistent with the Amended and Restated Declaration of Trust providing for the conduct of the business of the Trust. The Bylaws contemplate that the Trustees shall elect the President, the Treasurer, and the Secretary of the Trust, and that other officers, if any, may be elected or appointed by the Trustees at any time. The By-laws may be amended or repealed, in whole or in part, by a majority of the Trustees or a majority of the shares outstanding and entitled to vote.

9; Regular meetings of the Trustees may be held without notice at such places and at such times as the Trustees may from time to time determine. It shall be sufficient notice to a Trustee of a special meeting to send notice by mail at least two days or by telegraph, cable, wireless or personal delivery at least one day before the meeting. Such notice may be waived by a Trustee.

9; At any meeting of Trustees, a majority of the Trustees then in office shall constitute a quorum.

9; Except as otherwise provided by law, the Amended and Restated Declaration of Trust or the Bylaws, any action to be taken by the Trustees may be taken by a majority of the Trustees present at a meeting (a quorum being present), or by written consents of a majority of the Trustees then in office.

9; Subject to any necessary shareholder approval, the Trustees may contract for exclusive or nonexclusive advisory, management or administrative services.

9; The Amended and Restated Declaration of Trust contains provisions for the indemnification of Trustees, officers, and shareholders of the Trust under the circumstances and on the terms specified therein.

9; The Trust or any series of the Trust may be terminated at any time by vote of shareholders holding a majority of the shares outstanding and entitled to vote, or by a majority of the Trustees by signed written instrument.

9; The foregoing is a general summary of certain provisions of the Amended and Restated Declaration of Trust and By-laws of the Trust, and is qualified in its entirety by reference to each of those documents.

B. Pacific Investment Management Company LLC (Administrator, Investment Advisor)

(A) Amount of Capital (as of the end of September 2002)

1. Amount of Capital
$ 99,815,928

2. Number of authorized units of limited liability company interest:
There are 1,000,000 limited liability company interests authorized, represented by units. There are 850,000 Class A units authorized and 150,000 Class B units authorized.

3. Number of outstanding units of limited liability company interest:
There are 850,000 Class A units outstanding and 150,000 Class B units outstanding.

4. Amount of Capital for the past five years

Amount of Capital
Year	(In Thousands)
End of 1997	$29,145
End of 1998	$33,082
End of 1999	$29,624
End of 2000	$68,501
End of 2001	$80,757

(B) Structure of the Management of the Administrator

The Investment Advisor is managed by a management board consisting of its Managing Directors pursuant to an irrevocable delegation from the Investment Advisor's Managing Member. The approval of the Managing Member (Allianz Dresdner Asset Management of America) must be obtained prior to certain acts. Each fund managed by the Investment Advisor is managed by one or more portfolio managers. These managers, in coordination with analysts who research specific securities and other members of the relevant investment group, provide a continuous investment program for the Fund and place all orders for the purchase and sale of portfolio securities. The investment performance and portfolio of the Fund is overseen by the Trust's Board of Trustees, a majority of whom are not affiliated with the Investment Advisor. The Trustees meet at least four times a year and review the performance of the Fund at least quarterly. In selecting portfolio securities for the Fund, the Investment Advisor utilizes economic forecasting, interest rate anticipation, credit and call risk analysis, foreign currency exchange rate forecasting, and other security selection techniques. The proportion of the Fund's assets committed to investment in securities with particular characteristics (such as maturity, type and coupon rate) will vary based on the Investment Advisor's outlook for the U.S. and non-U.S. economies, the financial markets, and other factors. The Investment Advisor is one of the largest managers of fixed income investments in the United States. The following officer of the Investment Advisor has had primary responsibility for the day-to-day management of the Fund's portfolio since 1987.

Name	Business Experience (at least 5 years)
William H. Gross

Managing Director, Pacific Investment Management Company LLC. A Fixed Income Portfolio Manager, Mr. Gross is one of the founders of Pacific Investment Management Company LLC and has managed the Fund since its inception, May 11, 1987.

2. Description of Business and Outline of Operation

A. Trust

The Trust may carry out any administrative and managerial act, including the purchase, sale, subscription and exchange of any securities, and the exercise of all rights directly or indirectly pertaining to the Fund's assets. The Trust has retained Pacific Investment Management Company LLC, the Investment "Advisor" and the Administrator, to render investment advisory and administrative services, State Street Bank and Trust Company to hold the assets of the Fund in custody, and National Financial Data Services to act as the Transfer Agent and dividend disbursing agent.

B. Administrator

The Administrator and the Investment Advisor is engaged in the business of providing investment advisory services. As of September 30, 2002, the Investment Advisor managed, advised, and/or administered the following 17 different styles of accounts (having an aggregate net asset value of approximately $301.7 billion).

Assets
Style	(in millions)
Total Return	$ 163,270
Low Duration	$ 15,723
Moderate Duration	$ 12,230
Long Duration	$ 23,083
Short Term	$ 4,654
Mortgage	$ 6,558
Global/Non-US Bond	$ 22,947
Emerging Markets	$ 2,112
High Yield	$ 11,750
Corporate	$ 3,637
Money Market	$ 721
Municipal Bond	$ 5,317
Convertible	$ 80
Other	$ 8,750
Real Return	$ 9,641
StocksPLUS	$ 14,900
Hedge	$ 593

As of September 30, 2002, the Investment Advisor managed, advised, and/or administered the following 110 mutual funds and fund portfolios (having an aggregate net asset value of approximately $142.4 billion):in U.S. $

	Name		Month/Date/Year Established	Principal Characteristics	Total Net Asset Value as of September 30, 2002 (U.S.$)	Net Asset Value per share as of September 30, 2002
1	PIMCO Funds
		NAME OF FUND
	1	Money Market Fund	3/1/91	Open-end, fixed income (money market)	402,304,436	1.00
	2	Short-Term Fund	10/7/87	Open-end, fixed income	2,807,866,393	9.94
	3	Low Duration Fund	5/11/87	Open-end, fixed income	8,217,331,829	10.30
	4	Low Duration II	11/1/91	Open-end, fixed income	489,982,045	10.06
	5	Low Duration III	12/31/96	Open-end, fixed income	47,878,370	10.25
	6	GNMA Fund	7/31/97	Open-end, fixed income	236,509,204	11.22
	7	Moderate Duration	12/31/96	Open-end, fixed income	878,834,498	10.34
	8	Real Return Fund	1/29/97	Open-end, fixed income	6,589,560,136	11.45
	9	Real Return II Fund	2/28/02	Open-end, fixed income	18,512,013	11.07
	10	Real Return Asset Fund	11/12/01	Open-end, fixed income	30,578,085	11.09
	11	Total Return Fund	5/11/87	Open-end, fixed income	64,641,555,123	10.88
	12	Total Return II	12/30/91	Open-end, fixed income	2,068,128,060	10.62
	13	Total Return III	5/1/91	Open-end, fixed income	936,490,885	9.52
	14	Total Return Mortgage Fund	7/31/97	Open-end, fixed income	200,435,517	10.89
	15	Investment Grade Corp. Bond	4/28/00	Open-end, fixed income	11,064,629	10.33
	16	High Yield Fund	12/16/92	Open-end, fixed income	3,714,711,611	8.01
	17	Long-Term US Government Fund	7/1/91	Open-end, fixed income	864,151,172	11.59
	18	Short Duration Muni Bond	8/31/99	Open-end, fixed income	188,464,138	10.22
	19	Municipal Bond Fund	4/1/98	Open-end, fixed income	354,595,725	10.46
	20	California Intermediate Muni Bond	8/31/99	Open-end, fixed income	164,560,623	10.53
	21	California Municipal Bond	5/16/00	Open-end, fixed income	20,992,395	10.62
	22	New York Muni Bond	8/31/99	Open-end, fixed income	10,391,090	10.93
	23	Global Bond Fund	6/23/93	Open-end, fixed income	390,107,455	9.39
	24	Global Bond II	10/2/95	Open-end, fixed income	96,999,544	9.83
	25	Foreign Bond Fund	12/3/92	Open-end, fixed income	1,106,727,016	10.65
	26	Emerging Markets Bond Fund	7/31/97	Open-end, fixed income	260,233,831	8.29
	27	Strategic Balanced Fund	6/28/96	Open-end, fixed income	51,120,201	8.85
	28	Convertible Fund	3/31/99	Open-end, fixed income	26,693,724	9.30
	29	European Convertible	11/30/00	Open-end, fixed income	5,140,851	9.42
	30	StocksPLUS Fund	5/14/93	Open-end, growth and income	694,182,879	7.33
	31	CommodityRealReturn Strategy	6/28/02	Open-end, fixed income	4,971,775	11.69
	32	StocksPLUS Total Return	6/28/02	Open-end, fixed income	418,201	8.48
	33	All Asset Fund	7/31/02	Open-end, fixed income	5,392,150	10.53
2	Private Account Portfolio Series
		NAME OF PORTFOLIO
	1	Short-Term Portfolio	4/20/00	Open-end, fixed income	1,371,013,375	9.81
	2	U.S. Government Sector Portfolio	1/31/00	Open-end, fixed income	3,548,992,270	11.34
	3	Mortgage Portfolio	1/31/00	Open-end, fixed income	8,985,190,445	11.33
	4	Asset Backed Portfolio	10/31/00	Open-end, fixed income	274,587,630	11.38
	5	Investment Grade Corporate Portfolio	1/26/00	Open-end, fixed income	5,022,936,873	10.13
	6	High Yield Portfolio	12/08/00	Open-end, fixed income	167,060,587	6.89
	7	Municipal Sector Portfolio	8/21/00	Open-end, fixed income	107,224,452	10.71
	8	International Portfolio	12/13/89	Open-end, fixed income	2,796,622,626	6.78
	9	Emerging Markets Portfolio	4/3/98	Open-end, fixed income	948,831,175	10.09
	10	Real Return Portfolio	4/28/00	Open-end, fixed income	252,857,721	11.36
3	PIMCO Variable Insurance Trust
		NAME OF FUND
	1	Money Market Portfolio	9/30/99	Open-end, fixed income	26,423,806	1.00
	2	Short-Term Portfolio	9/30/99	Open-end, fixed income	8,583,352	10.03
	3	Low Duration Portfolio	2/16/99	Open-end, fixed income	13,500,344	10.20
	4	Real Return Portfolio	9/30/99	Open-end, fixed income	53,503,322	11.91
	5	Total Return Portfolio	1/2/98	Open-end, fixed income	969,919,879	10.21
	6	Total Return II Portfolio	5/28/99	Open-end, fixed income	4,089,180	10.38
	7	High Yield Portfolio	5/1/98	Open-end, fixed income	300,830,691	6.74
	8	Long-Term US Government Portfolio	4/30/99	Open-end, fixed income	83,030,685	11.65
	9	Global Bond Portfolio	1/10/02	Open-end, fixed income	7,048,829	11.29
	10	Foreign Bond Portfolio	2/16/99	Open-end, fixed income	13,478,528	9.99
	11	StocksPLUS Growth & Income Portfolio	12/31/97	Open-end, growth and income	186,883,660	6.67
4	Frank Russell Investment Management Company
		NAME OF FUND
	1	Fixed Income I Fund	7/3/89	Open-end, fixed income	190,530,131	(1)
	2	Diversified Bond Fund	7/3/89	Open-end, fixed income	121,746,246	(1)
	3	Fixed Income III Fund	2/9/93	Open-end, fixed income	93,553,725	(1)
	4	Multistrategy Bond Fund	2/9/93	Open-end, fixed income	190,329,286	(1)
	5	Short-Term Bond Fund	11/17/00	Open-end, fixed income	154,765,080	(1)
5	Russell Insurance Funds
		NAME OF FUND
	1	Core Bond Fund	1/2/97	Open-end, fixed income	61,585,313	(1)
6	The Harbor Group
		NAME OF FUND
	1	Harbor Bond Fund	1/4/88	Open-end, fixed income	1,353,844,974	(2)
7	Pacific Select Series Trust
		NAME OF FUND
	1	Managed Bond Series	1/4/88	Open-end, fixed income	2,555,798,520	(2)
	2	Inflation Managed Portfolio	1/4/88	Open-end, fixed income	1,259,067,051	(2)
8	Prudential Securities TARGET Portfolio Trust
		NAME OF FUND
	1	Intermediate Term Bond Portfolio	1/4/93	Open-end, fixed income	304,731,346	(2)
	2	Total Return Bond Portfolio	1/4/93	Open-end, fixed income	136,528,643	(2)
9	Prudential Series Fund Inc.
		NAME OF FUND
	1	Prudential Diversified Conservative Portfolio	5/3/99	Open-end, fixed income	61,361,489	(2)
	2	SP Total Return	9/22/00	Open-end, fixed income	384,526,729	(2)
	3	SP High Yield	9/22/00	Open-end, fixed income	89,831,431	(2)
10	PIMCO Commercial Mortgage Securities Trust, Inc. (PCM)
	NAME OF FUND
	1	PIMCO Commercial Mortgage Trust	9/2/93	Closed-end, fixed income	154,606,542	13.32
11	American Skandia Trust
		NAME OF FUND
	1	Total Return Bond Portfolio	1/3/94	Open-end, fixed income	2,252,762,522	(2)
	2	Limited Maturity Bond Portfolio	5/1/95	Open-end, fixed income	1,090,192,266	(2)
12	Fremont Mutual Funds, Inc.
		NAME OF FUND
	1	Total Return Fund	3/1/94	Open-end, fixed income	1,166,432,325	(2)
13	PaineWebber Managed Accounts Services Portfolio Trust
		NAME OF FUND
	1	PACE Government Securities Fixed Inc.	8/24/95	Open-end, fixed income	515,913,164	(2)

	2	PACE Strategic Fixed Income Investments	8/24/95	Open-end, fixed income	298,038,393	(2)
14	JNL Series Trust
	NAME OF FUND
	1	JNL Series Trust	3/2/98	Open-end, fixed income	181,983,672	(2)
15	Manulife
		NAME OF FUND
	1	Manulife Global Bond Trust	5/3/99	Open-end, fixed income	181,100,922	(2)
	2	Manulife Total Return Trust	5/3/99	Open-end, fixed income	1,170,393,957	(2)
16	Prudential Target Funds
	NAME OF FUND
	1	Strategic Partners Total Return Bond Fund	11/3/99	Open-end, fixed income	121,861,635	(2)
17	Salomon Smith Barney Consulting Groups Capital Market Fund
		NAME OF FUND
	1	Intermediate Fixed Income Investment Portfolio	4/1/99	Open-end, fixed income	123,721,848	(2)
18	Oppenheimer Capital
	NAME OF FUND
	1	OCC Accumulation Fund	3/9/00	Open-end, fixed income	95,118,362	(2)
19	FISH
	NAME OF FUND
	1	Fixed Income Shares Series M	3/17/00	Open-end, fixed income	208,383,052	(2)
	2	Fixed Income Shares Series C	3/17/00	Open-end, fixed income	196,063,434	(2)
20	The AAL Mutual Funds
	NAME OF FUND
	1	The AAL High Yield Bond Fund	7/31/00	Open-end, fixed income	112,073,657	(2)
21	The AAL Variable Product Series Fund Inc.
	NAME OF FUND
	1	The AAL Variable Product High Yield Bond Portfolio	7/31/00	Open-end, fixed income	37,120,602	(2)
22	Met Investors Series Trust
	NAME OF FUND
	1	Total Return Portfolio	2/12/01	Open-end, fixed income	427,574,768	(2)
	2	Money Market Portfolio	2/12/01	Open-end, fixed income	113,667,645	(2)
23	Vantagepoint Funds
	NAME OF FUND
	1	Vantagepoint Income Preservation	11/6/00	Open-end, fixed income	146,943,129	(2)
24	PIMCO California Municipal Income Fund (PCQ)
	NAME OF FUND
	1	PIMCO California Municipal Income Fund	6/29/01	Open-end, fixed income	415,406,165	(2)
25	PIMCO California Municipal Income Fund II (PCK)
		NAME OF FUND
	1	PIMCO California Municipal Income Fund II	6/28/02	Open-end, fixed income	715,797,788	(2)
26	PIMCO Municipal Income Fund (PMF)
		NAME OF FUND
	1	PIMCO Municipal Income Fund	6/29/01	Open-end, fixed income	559,253,726	(2)
27	PIMCO Municipal Income Fund II (PML)
		NAME OF FUND
	1	PIMCO Municipal Income Fund II	6/28/02	Open-end, fixed income	1,385,663,042	(2)
28	PIMCO New York Municipal Income Fund (PNF)
		NAME OF FUND
	1	PIMCO New York Municipal Income Fund	6/29/01	Open-end, fixed income	168,862,463	(2)
29	PIMCO New York Municipal Income Fund II (PNI)
		NAME OF FUND
	1	PIMCO New York Municipal Income Fund II	6/28/02	Open-end, fixed income	246,396,864	(2)
30	PIMCO Strategic Global Government Fund, Inc. (RCS)
		NAME OF FUND
	1	PIMCO Strategic Global Government Fund	2/11/02	Closed-end, fixed income	381,853,894	(2)
31	PIMCO Corporate Income Fund (PCN)
		NAME OF FUND
	1	PIMCO Corporate Income Fund	12/21/01	Open-end, fixed income	742,998,322	(2)
32	AB Funds Trust
		NAME OF FUNDS
	1	Medium-Duration Bond Fund	9/28/00	Open-end, fixed income	281,335,116	(2)
	2	Low-Duration Bond Fund	9/28/00	Open-end, fixed income	305,122,706	(2)
33	Aegon/Transamerica Fund Advisers, Inc.
		NAME OF FUND
	1	ATSF PIMCO Total Return Fund	5/1/02	Open-end, fixed income	210,821,657	(2)
34	AXA Premier Funds Trust
		NAME OF FUND
	1	AXA Premier Core Bond Fund	1/2/02	Open-end, fixed income	22,074,053	(2)
35	AXA Premier VIP Trust
		NAME OF FUND
	1	AXA Premier VIP Core Bond Portfolio	1/2/02	Open-end, fixed income	119,199,439	(1)
36	The GCG Trust
	1	Global Fixed Income Series	5/1/01	Open-end, fixed income	359,548,152	(2)
37	Schwab Capital Trust
	NAME OF FUND
	1	Schwab Balanced MarketMasters Fund	6/7/02	Open-end, fixed income	44,625,001	(2)
38	Enterprise Accumulation Trust
	NAME OF FUND
	1	Total Return Portfolio	1/24/02	Open-end, fixed income	25,834,043	(2)
39	Equitable Advisors Trust
	NAME OF FUND
	1	EQ/High Yield Portfolio	7/16/02	Open-end, fixed income	232,085,468	(2)
40	The Enterprise Group of Funds, Inc.
	NAME OF FUND
	1	Total Return Fund	8/31/01	Open-end, fixed income	56,693,220	(2)
41	IDEX Mutual Funds
	NAME OF FUND
	1	PIMCO Total Return	3/1/02	Open-end, fixed income	74,534,219	(2)
42	ING Partners, Inc.
	NAME OF FUND
	1	ING PIMCO Total Return Portfolio	5/1/02	Open-end, fixed income	29,488,717	(2)
43	Pacific Life Insurance Company
		NAME OF FUND
	1	PF PIMCO Managed Bond Fund	10/01/01	Open-end, fixed income	29,524,324	(2)
44	Prudential Investments Fund Managed LLC
		NAME OF FUND
	1	Strategic Partners Moderate Growth Fund	11/18/98	Open-end, fixed income	35,394,458	(2)
	2	Strategic Partners Conservative Growth Fund	11/18/98	Open-end, fixed income	46,157,781	(2)

Notes (1):Each fund is part of larger portfolio. NAV per share is not available.
                      (2):NAV per share of each fund is not available.

3.	FINANCIAL CONDITIONS OF THE INVESTMENT ADVISOR AND THE ADMINISTRATOR
a.

Financial Statements in Japanese language of the Administrator for the last two fiscal years are translated from the English version of audited financial statements prepared by the Administrator, pursuant to the provisions of Article 127 (5) proviso of the "Regulations Concerning Terminology, Forms and Method of Preparation of Financial Statements, etc." (Ministry of Finance (MOF) ordinance No. 59 of 1963) under the "Ordinance of the Cabinet Office Concerning the Disclosure of the Content, etc. of the Specific Securities" (MOF ordinance No. 22 of 1993), except the parts presented in yen translated from dollars.

The financial statements as of December 31, 2001 have been audited by KPMG LLP ("KPMG"), the accountants in the U.S. of the Administrator, while the financial statements as of December 31, 2000 had been audited by PricewaterhouseCoopers LLP ("PwC"). The Auditors Reports and Consent Letters as included herein have been received by the Administrator from each of KPMG and PwC.

The financial statements until December 31, 2000 had been audited by PwC, the former accountants in the U.S. of the Administrator. The financial statements as of December 31, 2001 and any subsequent financial statements are audited by KPMG, the present accountants of the Administrator.

b.

The signed originals of the Auditors Reports and the Consent Letters for the aforementioned financial statements of the Administrator with respect to the years ended December 31, 2001 and December 31, 2000 are included in the Securities Report of the Fund dated September 30, 2002 and the Securities Report of the Fund dated September 28, 2001, respectively; accordingly, such Auditors Reports and Consent Letters included herein are the copies of such signed originals of the Auditors Reports and Consent Letters included in such Securities Report.

c.

Financial Statements in Japanese language of the Administrator for the period ended June 30, 2002 are translated from the English version of financial statements prepared by the Administrator, pursuant to the provisions of Article 63 (4) proviso of the "Regulations Concerning Terminology, Forms and Method of Preparation of Financial Statements, etc." (Ministry of Finance (MOF) ordinance No. 38 of 1977) under the "Ordinance of the Cabinet Office Concerning the Disclosure of the Content, etc. of the Specific Securities" (MOF ordinance No. 22 of 1993), except the parts presented in yen translated from dollars.

The aforesaid financial statements have not been audited by KPMG LLP, the accountants in the U.S. of the Administrator.
d.

The original financial statements of the Administrator are presented in U.S. dollars. The Japanese translation of the financial statements are also presented in Japanese yen translated from the U.S. dollars. The amount presented in Japanese yen are translated solely for convenience from the amounts in U.S. dollars at the exchange rate of U.S.$1.00=Yen 123.20, being the mean of telegraphic transfer selling and buying exchange rate vis-à-vis Customers quoted from The Bank of Tokyo-Mitsubishi, Ltd. as of October 31, 2002. Amounts less than one thousand yen are rounded up or down to nearer one thousand yen.

4.	Restrictions on Transactions with Interested Parties
None of the portfolio securities of the Fund may be purchased from or sold or loaned to any Trustee of the Trust, Pacific Investment Management Company LLC, acting as investment Advisor of the Trust, or any affiliate thereof or any of their directors, officers or employees, or any major shareholder thereof (meaning a shareholder who holds to the actual knowledge of Pacific Investment Management Company LLC, on his own account whether in his own or other name (as well as a nominee's name), 10% or more of the total issued outstanding shares of such a company) acting as principal or for their own account unless the transaction is made within the investment restriction and set forth in the Fund's prospectus and statement of additional information and either (i) at a price determined by current publicly available quotations (including a dealer quotation) or (ii) at competitive prices or interest rates prevailing from time to time on internationally recognized securities markets or internationally recognized money markets (including dealer quotation).

5. Miscellaneous

A. Trust

(1) Changes of Trustees and Officers

Trustees may be removed by a vote of two-thirds of the outstanding shares of the Trust at a meeting called for the purpose or by declaration in writing. In the event of vacancy, the remaining Trustees may fill such vacancy by appointing for the remaining term of the predecessor Trustee such other person as they in their discretion shall see fit. The Trustees may add to their number as they consider appropriate subject to having no more than fifteen Trustees serve on the Board. The Trustees may elect and remove officers as they consider appropriate.

(2) Amendment to the Amended and Restated Declaration of Trust

The Amended and Restated Declaration of Trust may be amended at any time by vote of shareholders holding a majority of the shares entitled to vote, except that an amendment which shall affect the holders of one or more series or classes of shares but not the holders of all outstanding series and classes shall be authorized by vote of the shareholders holding a majority of the shares entitled to vote of each series and class affected and no vote of shareholders of a series or class not affected shall be required. Amendments having the purpose of changing the name of the Trust or of supplying any omission, or curing, correcting or supplementing any ambiguous, defective or inconsistent provision contained in the Amended and Restated Declaration of Trust, or of making any other changes in the Amended and Restated Declaration of Trust that do not materially adversely affect the rights of shareholders, or if the Trustees deem it necessary to conform the Amended and Restated Declaration of Trust to the requirements of applicable state or federal laws or regulations, including the U.S. Internal Revenue Code, shall not require authorization by shareholder vote.

(3) Litigation and Other Significant Events

Nothing which has or which would have a material adverse effect on the Trust has occurred which has not been disclosed. The fiscal year end of the Trust is March 31. The Trust is established for an indefinite period and may be dissolved at any time by vote of the shareholders holding at least a majority of the shares entitled to vote or by written instrument signed by a majority of the Trustees.

B. Administrator

(1) Election and Removal of Directors

Managing Directors of the Administrator and the Investment Advisor are admitted or removed from office by the Management Board with the prior approval of the Managing Member (Allianz Dresdner Asset Management of America) in accordance with the Limited Liability Company Agreement of the Administrator and the Investment Advisor.

(2) Election and Removal of Officers

Officers are elected by the Management Board. The Management Board may remove any officer without cause, except for the Chief Executive Officer, which requires the prior approval of the Managing Member (Allianz Dresdner Asset Management of America).

(3) Supervision by SEC of Changes in Directors and Certain Officers.

The Investment Advisor files certain reports with the SEC in accordance with Sections 203 and 204 of the Advisors Act, which reports, lists and provides certain information relating to Directors and Officers of the Investment Advisor.

The SEC may prohibit any such Directors or Officers, or other person, from serving or acting as an employee, officer, trustee, investment advisor, or principal underwriter of the Trust under Section 9(b) of the 1940 Act under some certain circumstances including in the event that such person has willfully violated any provision of the 1933 Act, the 1934 Act, of the 1940 Act or otherwise.

(4)	Amendment to the Articles of Organization, Transfer of Business and Other Important Matters
a)

The Limited Liability Company Agreement of the Administrator and the Investment Advisor may be amended, under the law of Delaware by the Managing Member, except under certain circumstances that require the consent of all members of the Investment Advisor.

b)

Under the laws of the state of Delaware and the Limited Liability Company Agreement, transfer of business requires the agreement of the members of the Investment Advisor, and would be subject to the restrictions regarding receipt of Compensation imposed by Section 15 of the 1940 Act.

	c)	Under the Investment Advisor's Limited Liability Company Agreement, a member may transfer its interest in the Investment Advisor with the approval of the Managing Member of the Investment Advisor.
	d)	The Investment Advisor may be dissolved upon the agreement of the Managing Member and the approval of a super-majority of the Investment Advisor's Class B unit holders.
	e)	The Administrator and the Investment Advisor has no direct subsidiaries other than StocksPLUS Management, Inc.

(5) Litigation, etc.

There are no known facts, such as legal proceedings, which are expected to materially affect the Trust and / or the Administrator and the Investment Advisor.

II. OUTLINE OF THE OTHER RELATED COMPANIES

(A) State Street Bank and Trust Company (the "Custodian")

(1) Amount of Capital

U.S. $77,556,000,000 as of September 30, 2002.

(2) Description of Business

State Street Bank and Trust Company is a Massachusetts corporation that provides custody, investment accounting and recordkeeping services to mutual funds, including the Fund.

(3) Outline of Business Relationship with the Fund

State Street Bank and Trust Company provides custody, investment accounting and recordkeeping services to the Institutional, Administrative and Advisor Class Shares of the Fund.

(B) National Financial Data Services (the "Transfer Agent")

(1) Amount of Capital

National Financial Data Services is not a publicly traded company and does not have a stated capitalization. It is a wholly owned subsidiary of Boston Financial Data Services, a joint venture owned by DST Systems, Inc. and State Street Bank and Trust Company (see above).

(2) Description of Business

National Financial Data Services provides transfer agency and dividend disbursement services to investment companies.

(3) Outline of Business Relationship with the Fund

National Financial Data Services serves as transfer agent and dividend disbursing agent with respect to the Institutional Class, Administrative Class, Advisor Class, Class J and Class K shares of the Fund.

(C) PIMCO Advisors Distributors LLC (the "Distributor")

(1) Amount of Capital

U.S. $67,874,835 as of September 30, 2002.

(2) Description of business

PIMCO Advisors Distributors LLC, an indirect subsidiary of Allianz Dresdner Asset Management of America L.P. and a Delaware limited liability company, is the principal underwriter of the shares of the Trust, including the Fund.

(3) Outline of Business Relationship with the Fund

PIMCO Advisors Distributors LLC engages in providing marketing and distribution services to the Fund.

(D) Nikko Cordial Securities Inc.

(1) Amount of Capital

Yen 100,000 million as of September 30, 2002.

(2) Description of Business

Nikko Cordial Securities Inc. is a securities company in Japan.

(3) Outline of Business Relationship with the Fund

Nikko Cordial Securities Inc. acts as a distributor in Japan and Agent JSDA Member for the Fund in connection with the offering of Shares in Japan.

(E) Capital Relationship

The membership interests of Pacific Investment Management Company LLC are held 91% by Allianz Dresdner Asset Management of America L.P. and 9% by the managing directors of Pacific Investment Management Company LLC as of September 30, 2002.

PIMCO Advisors Distributors LLC is an indirect subsidiary of Allianz Dresdner Asset Management of America L.P.

(F) Interlocking Directors

Names and functions of Trustees or officers of the Trust who also are officers of the related companies are as follows:

Name	Position with Trust	Position with Administrator and Investment Advisor
Brent R. Harris	Chairman of the Board and Trustee	Managing Director
R. Wesley Burns	President and Trustee	Managing Director
Michael G. Dow	Senior Vice President	Senior Vice President
William H. Gross	Senior Vice President	Managing Director
Margaret E. Isberg	Senior Vice President	Managing Director
John S. Loftus	Senior Vice President	Managing Director
Jeffrey M. Sargent	Senior Vice President	Senior Vice President
Leland T. Scholey	Senior Vice President	Senior Vice President
Raymond C. Hayes	Vice President	Senior Vice President
Jim Johnstone	Vice President	Vice President
Thomas J. Kelleher, III	Vice President	Vice President
Henrik P. Larsen	Vice President	Vice President
Andre J. Mallegol, III	Vice President	Vice President
James F. Muzzy	Vice President	Managing Director
Douglas J. Ongaro	Vice President	Senior Vice President
David J. Pittman	Vice President	Vice President
Mark A. Romano	Vice President	Senior Vice President
Scott M. Spalding	Vice President	Vice President
William S. Thompson, Jr.	Vice President	Chief Executive Officer and Managing Director
Michael J. Willemsen	Vice President	Vice President
John P. Hardaway	Treasurer	Senior Vice President
Erik C. Brown	Assistant Treasurer	Vice President

No Trustee or Officer of the Trust is an officer of the Custodian, the Transfer Agent or the Distributor.

III.	OUTLINE OF THE INVESTMENT TRUST SYSTEM

Below is an outline of certain general information about open-end U.S. investment companies. This outline is not intended to provide comprehensive information about such investment companies or the various laws, rules or regulations applicable to them, but provides only a brief summary of certain information which may be of interest to investors. The discussion below is qualified in its entirety by the complete registration statement of the Fund and the full text of any referenced statutes and regulations.

(I)	Massachusetts Business Trusts
A.		General Information

Many investment companies are organized as Massachusetts business trusts. A trust is organized pursuant to a declaration of trust, setting out the general rights and obligations of the shareholders, trustees, and other related parties. Generally, the trustees of the trust oversee its business, and its officers and agents manage its day-to-day affairs.

Chapter 182 of the Massachusetts General Laws applies to certain "voluntary associations", including many Massachusetts business trusts. Chapter 182 provides for, among other things, the filing of the declaration of trust with the Secretary of State of the Commonwealth of Massachusetts, and the filing by the trust of an annual statement regarding, among other things, the number of its shares outstanding and the names and addresses of its trustees.

	B.	Shareholder Liability

Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of a Massachusetts business trust. Typically, a declaration of trust disclaims shareholder liability for acts or obligations of the trust and provides for indemnification out of trust property for all loss and expense of any shareholder held personally liable for the obligations of a trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which a particular trust would be unable to meet its obligations

(II)	United States Investment Company Laws and Enforcement
	A.	General

In the United States, pooled investment management arrangements which offer shares to the public are governed by a variety of federal statutes and regulations. Most mutual funds are subject to these laws. Among the more significant of these statutes are:

	1.	Investment Company Act of 1940

The 1940 Act, generally requires investment companies to register as such with the SEC, and to comply with a number of substantive regulations of their operations. The 1940 Act requires, among other things, that an investment company provide periodic reports to its shareholders, generally limits an investment company's ability to engage in transactions with its affiliates, and requires that the company's contract with its investment manager be approved by shareholders and the independent members of the investment company's governing board. The 1940 Act also imposes limits on the capital structure of an open-end investment company by effectively limiting the securities that such an investment company may issue to common shares and by restricting the investment company's ability to incur debt.

	2.	Securities Act of 1933

The 1933 Act, regulates sales of securities, unless the securities are exempt or excluded from regulation under that Act. The 1933 Act, among other things, imposes various registration requirements upon sellers of securities and provides for various liabilities for failures to comply with its provisions or in respect of other specified matters.

	3.	Securities Exchange Act of 1934

The 1934 Act, regulates a variety of matters involving, among other things, the secondary trading of securities, periodic reporting by the issuers of securities, and certain of the activities of transfer agents, brokers and dealers.

	4.	The Internal Revenue Code

The Fund intends to qualify as a "regulated investment company" for U.S. federal income tax purposes, which will subject the Fund to restrictions applicable to the sources from which it derives its gross income, the diversification of its assets and the distribution of its investment company taxable income and any tax exempt interest, and to meet all other requirements necessary for it to be relieved of U.S. federal taxes on income and gains it distributes to shareholders.

Shareholders that are not exempt from taxation must pay tax on their distributions even if they reinvest their dividends in the Fund.

	5.	Other laws
The Fund is subject to the provisions of other laws, rules, and regulations applicable to the Fund or its operations, such as, for example, various state laws regarding the sale of the Fund's shares.

B. Outline of the Supervisory Authorities

Among the regulatory authorities having jurisdiction over the Trust or certain of its operations are the SEC, the Internal Revenue Service, and state regulatory agencies or authorities.

1. The SEC has broad authority to oversee the application and enforcement of the federal securities laws, including the 1940 Act, the 1933 Act, and the 1934 Act, among others, to the Trust and the Fund. The 1940 Act provides the SEC with broad authority to inspect the records of investment companies, to exempt investment companies or certain practices from the provisions of the 1940 Act, and otherwise to enforce the provisions of the 1940 Act.

2. The Internal Revenue Service has broad authority to administer and enforce the federal tax laws, including the authority to inspect the records of the Trust and the Fund to monitor compliance with applicable tax laws and regulations.

3. State authorities have the authority to require the registration of investment company securities sold to their residents or within their jurisdictions and to regulate the activities of brokers, dealers, or other persons directly or indirectly engaged in related activities.

C. Public Offering of Shares

An investment company (also, a "fund") offering its shares to the public must meet a number of requirements, including, among other things, registration as an investment company under the 1940 Act; registration of the sale of its shares under the 1933 Act; registration of the fund and/or its shares, with state securities regulators; and delivery of a current prospectus to current or prospective investors. Many of these requirements must be met not only at the time of the original offering of the fund's shares, but compliance must be maintained or updated from time to time throughout the life of the fund.

D. Ongoing Requirements

Under U.S. law, a fund is subject to numerous ongoing requirements, including, but not limited to;

1. Updating its registration statement if it becomes materially inaccurate or misleading;

2. Updating its registration statement on an annual basis;

3. Filing semi-annual and annual financial reports with the SEC and distributing reports to shareholders;

4. Annual trustee approval of investment advisory arrangements, distribution plans, underwriting arrangements, errors and omissions, trustee and officer liability insurance, and auditors;

5. Maintenance of a code of ethics; and

6. Periodic board review of certain fund transactions, dividend payments, and payments under a fund's distribution plan (if any).

(III) Management of a Fund

The board of trustees of a fund is responsible for generally overseeing the conduct of the fund's business. The officers and agents of the fund are generally responsible for the day-to-day operations of the fund. The trustees and officers of a fund may or may not receive a fee for their services.

The investment advisor to a fund typically is responsible for implementing the fund's investment program. The advisor typically receives a fee for its services based on a percentage of the net assets of a fund. Certain rules govern the activities of investment advisors and the fees they may charge. In the United States, investment advisors to investment companies must be registered under the Investment Advisors Act of 1940, as amended.

(IV) Share Information

A. Valuation

Shares of a fund are generally sold at the net asset value per share next determined after an order is received by the fund, plus any applicable sales charges. A fund normally calculates its net asset value per share by dividing the total value of its assets, less liabilities, by the number of its shares outstanding. Shares typically are valued as of the close of regular trading on the Exchange (generally 4:00 p.m., Eastern time) each day the Exchange is open.

B. Redemption

Shareholders may generally sell shares of a fund to that fund on any day the fund is open for business at the net asset value per share next computed after receipt of the redemption request. Redemption proceeds generally must be paid within seven days. Under unusual circumstances, a fund may suspend redemptions or postpone payment for more than seven days, if permitted by U.S. securities laws. A fund may charge redemption fees as described in its prospectus.

C. Transfer agency

The transfer agent for a fund typically processes the transfer of shares, redemption of shares, and payment and/or reinvestment of distributions.

(V) Shareholder Information, Rights and Procedures for the Exercise of Such Rights

A. Voting Rights

Voting rights vary from fund to fund. In the case of many funds organized as Massachusetts business trusts, shareholders are entitled to vote on the election of trustees, approval of investment advisory agreements, and distribution plans (or amendments thereto), certain mergers or other business combinations, and certain amendments to the declaration of trust. Shareholder approval is also required to modify or eliminate a fundamental investment policy or restriction.

B. Dividends

Shareholders typically are entitled to receive dividends when and if declared by a fund's trustees. In declaring dividends, the trustees will normally set a record date, and all shareholders of record on that date will be entitled to receive the dividend paid.

C. Dissolution

A shareholder normally would be entitled to receive a pro rata portion of the net assets of a fund which were liquidated in accordance with the proportion of the fund's outstanding shares owned by the shareholder.

D. Transferability

Shares of a fund are typically transferable without restriction. However, in the United States, there is no secondary trading market for shares of open-end funds.

E. Right to Inspection

Shareholders of a Massachusetts business trust have the right to inspect the records of the trust as provided in the declaration of trust or by laws, or as otherwise provided by applicable law.

(VI) Taxation in U.S.A.

The following summarizes certain U.S. federal income tax considerations generally affecting the Fund and its shareholders. The discussion is for general information only and does not purport to consider all aspects of U.S. federal income taxation that might be relevant to beneficial owners of shares of the Fund. The discussion is based upon current provisions of the Internal Revenue Code of 1986, as amended (the "Code"), existing regulations promulgated thereunder, and administrative and judicial interpretations thereof, all of which are subject to change, which change could be retroactive. The discussion applies only to beneficial owners of Fund shares in whose hands such shares are capital assets within the meaning of Section 1221 of the Code, and may not apply to certain types of beneficial owners of shares (such as insurance companies, tax exempt organizations, and broker-dealers) who may be subject to special rules. Persons who may be subject to tax in more than one country should consult the provisions of any applicable tax treaty to determine the potential tax consequences to them. Prospective investors should consult their own tax advisors with regard to the federal tax consequences of the purchase, ownership and disposition of Fund shares, as well as the tax consequences arising under the laws of any state, foreign country, or other taxing jurisdiction. The discussion here is not intended as a substitute for careful tax planning.

The Fund intends to qualify annually and elect to be treated as a regulated investment company under the Code. To qualify as a regulated investment company, the Fund generally must, among other things, (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies ("Qualifying Income Test"); (b) diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the market value of the Fund's assets is represented by cash, U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies); and (c) distribute each taxable year the sum of (i) at least 90% of its investment company taxable income (which includes dividends, interest and net short-term capital gains in excess of any net long-term capital losses) and (ii) 90% of its tax exempt interest, net of expenses allocable thereto. The U.S. Treasury Department is authorized to promulgate regulations under which gains from foreign currencies (and options, futures, and forward contracts on foreign currency) would constitute qualifying income for purposes of the Qualifying Income Test only if such gains are directly related to investing in securities. To date, such regulations have not been issued.

As a regulated investment company, the Fund generally will not be subject to U.S. federal income tax on its investment company taxable income and net capital gains (any net long-term capital gains in excess of the sum of net short-term capital losses and capital loss carryovers from prior years) designated by the Fund as capital gain dividends, if any, that it distributes to shareholders on a timely basis. The Fund intends to distribute to its shareholders, at least annually, all or substantially all of its investment company taxable income and any net capital gains. In addition, amounts not distributed by the Fund on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. To avoid the tax, the Fund must distribute during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98% of its capital gains in excess of its capital losses (and adjusted for certain ordinary losses) for the twelve month period ending on October 31, and (3) all ordinary income and capital gains for previous years that were not distributed during such years. A distribution will be treated as paid on December 31 of the calendar year if it is declared by the Fund in October, November, or December of that year to shareholders of record on a date in such a month and paid by the Fund during January of the following year. Such distributions will be taxable to shareholders (other than those not subject to federal income tax) in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received. To avoid application of the excise tax, the Fund intends to make its distributions in accordance with the calendar year distribution requirement.

In years when the Fund distributes amounts in excess of its earnings and profits, such distributions may be treated in part as a return of capital. A return of capital is not taxable to a shareholder and has the effect of reducing the shareholder's basis in the shares.

All dividends and distributions of the Fund, whether received in shares or cash, generally are taxable and must be reported on each shareholder's federal income tax return. Dividends paid out of the Fund's investment company taxable income will be taxable to a U.S. shareholder as ordinary income. Distributions received by tax-exempt shareholders will not be subject to federal income tax to the extent permitted under the applicable tax exemption.

Taxable shareholders should note that the timing of their investment could have undesirable tax consequences. If shares are purchased on or just before the record date of a dividend, taxable shareholders will pay full price for the shares and may receive a portion of their investment back as a taxable distribution.

Dividends paid by the Fund generally are not expected to qualify for the deduction for dividends received by corporations. Distributions of net capital gains, if any, designated as capital gain dividends, are taxable as long-term capital gains, regardless of how long the shareholder has held the Fund's shares and are not eligible for the dividends received deduction. Any distributions that are not from the Fund's investment company taxable income or net realized capital gains may be characterized as a return of capital to shareholders or, in some cases, as capital gain. The tax treatment of dividends and distributions will be the same whether a shareholder reinvests them in additional shares or elects to receive them in cash.

Upon the disposition of shares of the Fund (whether by redemption, sale or exchange), a shareholder will realize a gain or loss. Such gain or loss will be capital gain or loss if the shares are capital assets in the shareholder's hands, and will be long-term or short-term generally depending upon the shareholder's holding period for the shares. Any loss realized on a disposition will be disallowed to the extent the shares disposed of are replaced within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on a disposition of shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of capital gain dividends received by the shareholder with respect to such shares.

The Fund may be required to withhold up to 30% of all taxable distributions payable to shareholders who fail to provide the Fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. Corporate shareholders and certain other shareholders specified in the Code generally are exempt from such backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's U.S. federal tax liability.

Some of the options, futures contracts, forward contracts, and swap agreements used by the Fund may be "section 1256 contracts." Any gains or losses on section 1256 contracts are generally considered 60% long-term and 40% short-term capital gains or losses ("60/40") although certain foreign currency gains and losses from such contracts may be treated as ordinary in character. Also, section 1256 contracts held by the Fund at the end of each taxable year (and, for purposes of the 4% excise tax, on certain other dates as prescribed under the Code) are "marked to market" with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as ordinary or 60/40 gain or loss.

Generally, the hedging transactions and certain other transactions in options, futures and forward contracts undertaken by the Fund, may result in "straddles" for U.S. federal income tax purposes. In some cases, the straddle rules also could apply in connection with swap agreements. The straddle rules may affect the character of gains (or losses) realized by the Fund. In addition, losses realized by the Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which such losses are realized. Because only a few regulations implementing the straddle rules have been promulgated, the tax consequences of transactions in options, futures, forward contracts, and swap agreements to the Fund are not entirely clear. The transactions may increase the amount of short-term capital gain realized by the Fund which is taxed as ordinary income when distributed to shareholders.

The Fund may make one or more of the elections available under the Code which are applicable to straddles. If the Fund makes any of the elections, the amount, character and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections operate to accelerate the recognition of gains or losses from the affected straddle positions.

Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to a fund that did not engage in such hedging transactions.

Rules governing the tax aspects of swap agreements are in a developing stage and are not entirely clear in certain respects. Accordingly, while the Fund intends to account for such transactions in a manner they deem to be appropriate, the Internal Revenue Service might not accept such treatment. If it did not, the status of the Fund as a regulated investment company might be affected. PIMCO Funds intends to monitor developments in this area. Certain requirements that must be met under the Code in order for the Fund to qualify as a regulated investment company may limit the extent to which the Fund will be able to engage in swap agreements.

The qualifying income and diversification requirements applicable to the Fund's assets may limit the extent to which the Fund will be able to engage in transactions in options, futures contracts, forward contracts, and swap agreements.

The Fund may make short sales of securities. Short sales may increase the amount of short-term capital gain realized by the Fund, which is taxed as ordinary income when distributed to shareholders.

While it is anticipated that the Fund will make substantially all of its investments in fixed income securities, the Fund may invest in the stock of foreign corporations which may be classified under the Code as passive foreign investment companies ("PFICs"). In general, a foreign corporation is classified as a PFIC for a taxable year if at least one-half of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income. If the Fund receives a so-called "excess distribution" with respect to PFIC stock, the Fund itself may be subject to tax on a portion of the excess distribution, whether or not the corresponding income is distributed by the Fund to stockholders. In general, under the PFIC rules, an excess distribution is treated as having been realized ratably over the period during which the Fund held the PFIC stock. The Fund itself will be subject to tax on the portion, if any, of an excess distribution that is so allocated to prior taxable years and an interest factor will be added to the tax, as if the tax had been payable in such prior taxable years. Certain distributions from a PFIC as well as gain from the sale of PFIC stock are treated as excess distributions. Excess distributions are characterized as ordinary income even though, absent application of the PFIC rules, certain excess distributions might have been classified as capital gain.

The Fund may be eligible to elect alternative tax treatment with respect to PFIC stock. Under an election that currently is available in some circumstances, the Fund generally would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether distributions are received from the PFIC in a given year. If this election were made, the special rules, discussed above, relating to the taxation of excess distributions, would not apply. Alternatively, another election may be available that would involve marking to market the Fund's PFIC shares at the end of each taxable year (and on certain other dates prescribed in the Code), with the result that unrealized gains are treated as though they were realized and reported as ordinary income. Any mark-to-market losses and any loss from an actual disposition of PFIC shares would be deductible as ordinary losses to the extent of any net mark-to-market gains credited in income in prior years. If this election were made, tax at the Fund level under the PFIC rules would generally be eliminated, but the Fund could, in limited circumstances, incur nondeductible interest charges. The Fund's intention to qualify annually as a regulated investment company may limit its elections with respect to PFIC shares.

Because the application of the PFIC rules may affect, among other things, the character of gains and the amount of gain or loss and the timing of the recognition of income with respect to PFIC shares, and may subject the Fund itself to tax on certain income from PFIC shares, the amount that must be distributed to shareholders and will be taxed to shareholders as ordinary income or long-term capital gain may be increased or decreased substantially as compared to a fund that did not invest in PFIC shares.

Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time the Fund accrues income or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain other instruments, gains or losses attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains and losses, referred to under the Code as "section 988" gains or losses, may increase or decrease the amount of the Fund's investment company taxable income to be distributed to its shareholders as ordinary income.

Income received by the Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. In addition, the Advisor intends to manage the Fund with the intention of minimizing foreign taxation in cases where it is deemed prudent to do so.

Some of the debt securities (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by the Fund may be treated as debt securities that are issued originally at a discount. Generally, the amount of the original issue discount ("OID") is treated as interest income and is included in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. A portion of the OID includable in income with respect to certain high-yield corporate debt securities may be treated as a dividend for U.S. federal income tax purposes.

Some of the debt securities (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by the Fund in the secondary market may be treated as having market discount. Generally, any gain recognized on the disposition of, and any partial payment of principal on, a debt security having market discount is treated as ordinary income to the extent the gain, or principal payment, does not exceed the "accrued market discount" on such debt security. Market discount generally accrues in equal daily installments. The Fund may make one or more of the elections applicable to debt securities having market discount, which could affect the character and timing of recognition of income.

Some debt securities (with a fixed maturity date of one year or less from the date of issuance) that may be acquired by the Fund may be treated as having acquisition discount, or OID in the case of certain types of debt securities. Generally, the Fund will be required to include the acquisition discount, or OID, in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. The Fund may make one or more of the elections applicable to debt securities having acquisition discount, or OID, which could affect the character and timing of recognition of income.

The Fund generally will be required to distribute dividends to shareholders representing discount on debt securities that is currently includable in income, even though cash representing such income may not have been received by the Fund. Cash to pay such dividends may be obtained from sales proceeds of securities held by the Fund.

Recently enacted rules may affect the timing and character of gain if the Fund engages in transactions that reduce or eliminate its risk of loss with respect to appreciated financial positions. If the Fund enters into certain transactions in property while holding substantially identical property, the Fund would be treated as if it had sold and immediately repurchased the property and would be taxed on any gain (but not loss) from the constructive sale. The character of gain from a constructive sale would depend upon the Fund's holding period in the property. Loss from a constructive sale would be recognized when the property was subsequently disposed of, and its character would depend on the Fund's holding period and the application of various loss deferral provisions of the Code.

Distributions also may be subject to additional state, local and foreign taxes, depending on each shareholder's particular situation. Under the laws of various states, distributions of investment company taxable income generally are taxable to shareholders even though all or a substantial portion of such distributions may be derived from interest on certain federal obligations which, if the interest were received directly by a resident of such state, would be exempt from such state's income tax ("qualifying federal obligations"). However, some states may exempt all or a portion of such distributions from income tax to the extent the shareholder is able to establish that the distribution is derived from qualifying federal obligations. Moreover, for state income tax purposes, interest on some federal obligations generally is not exempt from taxation, whether received directly by a shareholder or through distributions of investment company taxable income (for example, interest on FNMA Certificates and GNMA Certificates). The Fund will provide information annually to shareholders indicating the amount and percentage of the Fund's dividend distribution which is attributable to interest on federal obligations, and will indicate to the extent possible from what types of federal obligations such dividends are derived. Shareholders are advised to consult their own tax advisors with respect to the particular tax consequences to them of an investment in the Fund.

Foreign Shareholders

U.S. taxation of a shareholder who, as to the United States, is a non-resident alien individual, a foreign trust or estate, foreign corporation, or foreign partnership ("foreign shareholder"), depends on whether the income from the Fund is "effectively connected" with a U.S. trade or business carried on by such shareholder. Ordinarily, income from the Fund would not be treated as so "effectively connected".

Income not Effectively Connected

If the income from the Fund is not "effectively connected" with a U.S. trade or business carried on by the foreign shareholder, distributions of investment company taxable income (which includes any net short-term capital gains) are subject to a U.S. tax of 30% (or lower treaty rate), which tax is generally withheld from such distributions. Furthermore, foreign shareholders might be subject to U.S. tax at the rate of 30% (or lower treaty rate) of the income resulting from any election by the Fund to treat any foreign taxes paid by it as paid by its shareholders, but would not be able to claim a credit or deduction for the foreign taxes treated as having been paid by them.

Distributions of capital gain dividends to a non-resident alien who is present in the United States for fewer than one hundred eighty-three days during the taxable year are not subject to the 30% U.S. withholding tax. An alien individual who is physically present in the United States for more than one hundred eighty-two days during the taxable year generally is treated as a resident for U.S. federal income tax purposes, in which case he or she is subject to U.S. federal income tax on his or her worldwide income including ordinary income and capital gain dividends at the graduated rates applicable to U.S. citizens, rather than the 30% rate applicable to non-residents. In the case of a foreign shareholder who is a non-resident alien individual, the Fund may be required to withhold U.S. federal income tax at a rate of 31% of distributions of capital gain dividends under the backup withholding system unless the foreign shareholder makes required certifications to the Fund on a properly completed U.S. Internal Revenue Service Form W-8. The amount so withheld could be applied as a credit against any U.S. tax due from the shareholder or, if no tax is due, refunded pursuant to a claim therefor properly filed on an income tax return.

Income Effectively Connected

If the income from the Fund were "effectively connected" with a U.S. trade or business carried on by a foreign shareholder, then distributions of investment company taxable income and net capital gains, and any gains realized upon the sale of shares of the Fund, would be subject to U.S. federal income tax at the graduated rates applicable to U.S. citizens, residents and domestic corporations.

Such shareholders might also be subject to the branch profits tax at a 30% rate, unless that rate was reduced under a tax treaty.

The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are advised to consult their own tax advisors with respect to the particular tax consequences to them of an investment in the Fund.

Taxation of Japanese Shareholders

(a) Withholding of Income Tax on Dividends Paid on the Fund's Shares

The Fund will pay dividends from its investment company taxable income (which includes any net short-term capital gains). Under the 1972 Convention and U.S. federal tax law, dividends paid on the Fund's Shares beneficially held by a person who is a resident of Japan, and not a citizen or resident of the United States, or by a Japanese corporation (a "Japanese beneficial holder") are, in general, subject to withholding of U.S. federal income tax at a rate of 15% of the gross dividend. However, if a Japanese beneficial holder has a permanent establishment in the United States, and the Fund's Shares held by such Japanese beneficial holder are effectively connected with such permanent establishment in the U.S. and, in addition, the dividends are effectively connected with the conduct by the Japanese beneficial holder of a trade or business in the United States, the dividend will be subject to U.S. federal net income taxation at regular income tax rates. Distributions of long-term net realized capital gains will not be subject to withholding of U.S. federal income tax.

(b) Income Tax on Sale of the Fund's Shares

Under the U.S. federal tax law, a Japanese beneficial holder of the Fund's Shares is not, in general, subject to U.S. federal income tax on gains (and is not allowed a deduction for losses) realized on the sale of such shares unless (i) the shares in question are effectively connected with a permanent establishment in the United States of the Japanese beneficial holder and such gain is effectively connected with the conduct of a trade or business carried on by such holder within the United States or (ii) in the case of an individual holder, the holder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale and certain other conditions are met.

(c) State and Local Tax

A Japanese beneficial holder of the Fund's Shares may be subject to state and local tax in addition to the federal tax on income referred to in subparagraphs (a) and (b) above.

(d) Estate and Gift Taxes

Under existing law, upon the death of a Japanese individual who is a beneficial holder of the Fund's Shares, such shares will be deemed to be property situated within the United States and will be subject to U.S. federal estate tax. If at the time of death the deceased holder is a resident of Japan and not a citizen or resident of the United States, such tax will be imposed at graduated rates from 18% to 55% on the total value (less allowable deductions and allowable credits) of the decedent's property situated within the United States. In general, there is no gift tax on gifts of the Fund's Shares by a Japanese beneficial holder.

(Note) The availability of reduced U.S. taxation pursuant to the 1972 Convention or the applicable estate tax convention depends upon compliance with established procedures for claiming the benefits thereof and may further, in some circumstances, depend upon making a satisfactory demonstration to U.S. tax authorities that a Japanese investor in the Fund's Shares qualifies as a Japanese beneficial holder under U.S. domestic tax law and the 1972 Convention.

(VII) Important Participants in Offering of Mutual Fund Shares

A. Investment Company

Certain pooled investment vehicles qualify as investment companies under the 1940 Act. There are open-end management investment companies (which offer redeemable securities), closed-end management investment companies, unit investment trusts and other, less-common types of investment companies.

B. Investment Advisor/Administrator

The investment advisor is typically responsible for the implementation of an investment company's investment program. It, or another affiliated or unaffiliated entity, may also perform certain record keeping and administrative functions.

C. Underwriter / Distributor

An investment company may appoint one or more principal underwriters or distributors for its shares. The activities of such a principal underwriter or distributor are generally governed by a number of legal regimes, including, for example, the 1940 Act, the 1933 Act, the 1934 Act, and state laws.

D. Transfer Agent

A transfer agent performs certain bookkeeping, data processing, and administrative services pertaining to the maintenance of shareholder accounts. A transfer agent may also handle the payment of any dividends declared by the trustees of a fund.

E. Custodian

A custodian's responsibilities may include, among other things, safeguarding and controlling a fund's cash and securities, handling the receipt and delivery of securities, and collecting interest and dividends on a fund's investments.

IV. FORM OF FOREIGN INVESTMENT FUND BENEFICIAL SECURITIES

The form of a global certificate representing the Shares held by shareholders in Japan is as follows;

FORM OF GLOBAL CERTIFICATE

ADMINISTRATIVE CLASS CERTIFICATE
PIMCO TOTAL RETURN FUND

evidencing an ownership interest in up to 300 million Administrative Class shares (the "Shares") of the PIMCO Total Return Fund (the "Fund"), a series of PIMCO Funds (the "Trust").

Custodian: [PIMCO Advisors Distributors LLC]

CUSIP No.: ______________

Certificate No.: _____________

UNLESS THIS CERTIFICATE IS PRESENTED BY AN AUTHORIZED REPRESENTATIVE OF NIKKO CORDIAL SECURITIES INC. ("NIKKO CORDIAL" OR THE "HOLDER") FOR REGISTRATION OF TRANSFER, EXCHANGE OR PAYMENT, AND ANY CERTIFICATE ISSUED IS REGISTERED IN THE NAME OF NIKKO CORDIAL OR IN SUCH OTHER NAME AS REQUESTED BY AN AUTHORIZED REPRESENTATIVE OF NIKKO CORDIAL (AND ANY PAYMENT IS MADE TO NIKKO CORDIAL OR TO SUCH OTHER ENTITY AS IS REQUESTED BY AN AUTHORIZED REPRESENTATIVE OF NIKKO CORDIAL), ANY TRANSFER, PLEDGE OR OTHER USE HEREOF FOR VALUE OR OTHERWISE BY OR TO ANY PERSON IS WRONGFUL INASMUCH AS THE REGISTERED OWNER HEREOF, NIKKO CORDIAL, HAS AN INTEREST HEREIN.

THIS CERTIFICATE DOES NOT REPRESENT ANY OBLIGATION OR INTEREST IN PIMCO ADVISORS DISTRIBUTORS LLC OR ANY OF ITS AFFILIATES. NEITHER THIS CERTIFICATE NOR THE FUND ARE GUARANTEED BY ANY AGENCY OR INSTRUMENTALITY OF THE UNITED STATES OR ANY OTHER PERSON.

THE OUTSTANDING FACE AMOUNT OF THIS CERTIFICATE MAY BE INCREASED OR DECREASED WITH THE MUTUAL CONSENT OF THE TRUST AND NIKKO CORDIAL.

This certifies that Nikko Cordial is the registered owner of up to the number of Shares of the Fund evidenced by this Certificate. Nikko Cordial holds all Shares hereunder for the benefit of its customers who are beneficial owners of the Shares, and not as part of its own account. Neither Nikko Cordial nor any of its customers or any shareholder of the Fund may withdraw this Certificate from custody or demand that any certificate representing any Share be issued.

The transfer of this Certificate is registrable with the Fund upon surrender of this Certificate for registration or transfer at the offices of Custodian duly endorsed by, or accompanied by a written instrument of transfer in the form satisfactory to the Custodian duly executed by Nikko Cordial or its agent duly authorized in writing, and thereupon one or more new Certificates will be issued to the designated transferee or transferees; provided, however, that such new Certificate will be held in the custody of the Custodian and may not be withdrawn.

No service charge will be imposed for any registration of transfer or exchange of Certificates, but the Custodian or the Trust may require payment of a sum sufficient to cover any tax or other governmental charge that may be imposed in connection with any transfer or exchange of Certificates.

For so long as this Certificate is registered in the name of Nikko Cordial, or in such other name as is requested by an authorized representative of Nikko Cordial, transfers of interests in this Certificate shall be made on the books and records of Nikko Cordial.

Prior to due presentment of this Certificate for registration of transfer, the Trust, the Fund and the Custodian and any agents of any of them may treat the person in whose name this Certificate is registered as the owner hereof for all purposes, and none of the Trust, the Fund and the Custodian or any such agent shall be affected by notice to the contrary; provided, that Nikko Cordial holds all Shares hereunder for the benefit of its customers who are beneficial owners of the Shares.

Unless this Certificate has been executed by the Trust, by manual signature, this Certificate shall not be valid for any purpose.

A copy of the Amended and Restated Declaration of Trust of the Trust is on file with the Secretary of State of The Commonwealth of Massachusetts, and notice is hereby given that this Certificate is executed on behalf of the Trustees of the Trust as trustees and not individually, and that the obligations of or arising out of this instrument are not binding upon any of the Trustees, officers, or shareholders individually, but are binding only upon the assets and property of the Trust.

This Certificate shall be construed in accordance with the internal laws of the State of California applicable to agreements made and to be performed in said State, and the obligations, rights and remedies of the Holder hereof shall be determined in accordance with such laws.

IN WITNESS WHEREOF, the Trust has caused this Certificate to be duly executed.

PIMCO FUNDS

By:___________________
Authorized Officer

ASSIGNMENT

FOR VALUE RECEIVED, the undersigned hereby sell(s), assign(s) and transfer(s) unto ______________________________________________________________________
______________________________________________________________________
______________________________________________________________________
______________________________________________________________________
(please print or typewrite name and address including postal zip code of assignee)
the ownership interest in the Fund evidenced by the within Certificate and hereby authorize(s) the registration of transfer of such interest to the above named assignee on the records of the Trust.

I (we) further direct the issuance of a new Certificate to the above named assignee.

Dated: ______________

____________________________
Signature by or on behalf of Assignor

____________________________
Witnessed

[PIMCO Letterhead]

December 27, 2002

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re: PIMCO Funds

Dear Ladies and Gentlemen:

This letter serves as notification of the existence of a Japanese language prospectus describing the Administrative class shares of the PIMCO Total Return Fund series of PIMCO Funds, for which I serve as a Senior Vice President. Pursuant to Rule 306 of Regulation S-T, I hereby represent that, to the best of my knowledge, the attached is a fair and accurate translation of the PIMCO Total Return Fund's Japanese language prospectus.

Please call Keith Robinson at 202.261.3386 with any questions or comments regarding the attached.

Sincerely,

Jeffrey M. Sargent

Attachment